UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1. SCHEDULES OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

Large Cap Equity Fund

Small-Mid Cap Equity Fund

International Equity Fund

Emerging Markets Equity Fund

Core Fixed Income Fund

High Yield Fund

International Fixed Income Fund

Municipal Bond Fund

Inflation-Linked Fixed Income Fund

Ultra-Short Term Fixed Income Fund

FORM N-Q

May 31, 2016

Schedules of Investments

May 31, 2016

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.1%
9,779	BorgWarner Inc.	$332,780
11,948	Delphi Automotive PLC	811,986
12,107	Gentex Corp.	200,734
98,146	Goodyear Tire & Rubber Co. (The)	2,745,144
292,520	Johnson Controls Inc.	12,914,758
3,149	Lear Corp.	373,975
18,624	Tenneco Inc.*	1,000,481
1,555	Visteon Corp.	116,594

	Total Auto Components	18,496,452

Automobiles - 0.3%
168,269	Ford Motor Co.	2,269,949
69,310	General Motors Co.	2,168,017
8,357	Harley-Davidson Inc.(a)	387,681
4,862	Tesla Motors Inc.*(a)	1,085,344
1,787	Thor Industries Inc.	116,155

	Total Automobiles	6,027,146

Distributors - 0.5%
6,428	Genuine Parts Co.	623,002
218,148	LKQ Corp.*	7,214,154

	Total Distributors	7,837,156

Diversified Consumer Services - 0.0%
121	Graham Holdings Co., Class B Shares	60,252
10,072	H&R Block Inc.	215,138
8,138	Service Corp. International	222,981
4,626	ServiceMaster Global Holdings Inc.*	176,898

	Total Diversified Consumer Services	675,269

Hotels, Restaurants & Leisure - 1.3%
8,388	Aramark	279,237
2,753	Brinker International Inc.	123,802
17,218	Carnival Corp.	821,987
1,250	Chipotle Mexican Grill Inc., Class A Shares*	552,450
1,302	Choice Hotels International Inc.	59,085
5,440	Darden Restaurants Inc.	368,995
2,235	Domino’s Pizza Inc.	270,167
4,448	Dunkin’ Brands Group Inc.	192,554
3,156	Extended Stay America Inc.	45,005
22,844	Hilton Worldwide Holdings Inc.	474,698
1,531	Hyatt Hotels Corp., Class A Shares*(a)	70,288
3,425	International Game Technology PLC	64,938
15,645	Las Vegas Sands Corp.	723,425
8,270	Marriott International Inc., Class A Shares(a)	546,151
38,385	McDonald’s Corp.	4,685,273
19,639	MGM Resorts International*	448,751
116,163	Norwegian Cruise Line Holdings Ltd.*	5,391,125
966	Panera Bread Co., Class A Shares*	211,699
7,573	Royal Caribbean Cruises Ltd.(a)	586,074
3,265	Six Flags Entertainment Corp.	188,358
65,232	Starbucks Corp.	3,580,584
7,225	Starwood Hotels & Resorts Worldwide Inc.	530,532
8,048	Wendy’s Co. (The)	82,733
4,952	Wyndham Worldwide Corp.	333,715
3,464	Wynn Resorts Ltd.	333,168
17,854	Yum! Brands Inc.	1,465,635

	Total Hotels, Restaurants & Leisure	22,430,429

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Household Durables - 0.3%
14,461	DR Horton Inc.	$441,928
4,892	Garmin Ltd.	208,008
4,717	GoPro Inc., Class A Shares*(a)	48,444
3,047	Harman International Industries Inc.	238,397
5,901	Leggett & Platt Inc.	296,584
7,546	Lennar Corp., Class A Shares	343,871
513	Lennar Corp., Class B Shares	18,776
2,716	Mohawk Industries Inc.*	534,210
19,298	Newell Brands Inc.	920,322
176	NVR Inc.*	305,008
15,636	PulteGroup Inc.	293,331
2,728	Tempur Sealy International Inc.*	158,824
7,988	Toll Brothers Inc.*	232,850
2,047	TopBuild Corp.*	73,979
2,379	Tupperware Brands Corp.	134,604
3,442	Whirlpool Corp.	601,042

	Total Household Durables	4,850,178

Internet & Catalog Retail - 2.5%
25,184	Amazon.com Inc.*	18,202,743
5,035	Expedia Inc.	560,094
17,154	Groupon Inc., Class A Shares*	60,725
176,134	Liberty Interactive Corp. QVC Group, Class A Shares*	4,752,095
5,933	Liberty Ventures, Series A*	221,360
18,250	NetFlix Inc.*	1,871,903
14,092	Priceline Group Inc. (The)*	17,816,938
4,883	TripAdvisor Inc.*	330,775

	Total Internet & Catalog Retail	43,816,633

Leisure Products - 0.1%
4,277	Brunswick Corp.	204,740
4,827	Hasbro Inc.	421,349
14,829	Mattel Inc.	472,748
2,877	Polaris Industries Inc.(a)	244,603
2,526	Vista Outdoor Inc.*	126,755

	Total Leisure Products	1,470,195

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Media - 2.3%
2,705	AMC Networks Inc., Class A Shares*	$172,958
121	Cable One Inc.	59,289
8,899	Cablevision Systems Corp., Class A Shares	308,617
19,650	CBS Corp., Class B Shares	1,084,680
8,936	Charter Communications Inc., Class A Shares*	1,956,448
5,288	Cinemark Holdings Inc.	191,320
1,908	Clear Channel Outdoor Holdings Inc., Class A Shares	12,268
175,276	Comcast Corp., Class A Shares	11,094,971
7,117	Discovery Communications Inc., Class A Shares*	198,209
10,739	Discovery Communications Inc., Class C Shares*	287,483
9,518	DISH Network Corp., Class A Shares*	474,948
4,394	Gannett Co., Inc.	68,634
18,094	Interpublic Group Cos., Inc. (The)	432,447
1,809	John Wiley & Sons Inc., Class A Shares	97,469
474	Liberty Braves Group, Class A Shares*	7,375
980	Liberty Braves Group, Class C Shares*	14,700
1,381	Liberty Broadband Corp., Class A Shares*	79,822
2,993	Liberty Broadband Corp., Class C Shares*	173,085
1,187	Liberty Media Group, Class A Shares*	23,123
2,451	Liberty Media Group, Class C Shares*	46,446
4,749	Liberty SiriusXM Group, Class A Shares*	151,446
8,338	Liberty SiriusXM Group, Class C Shares*	262,230
3,528	Lions Gate Entertainment Corp.	78,674
5,744	Live Nation Entertainment Inc.*	138,718
41,997	Madison Square Garden Co. (The), Class A Shares*	7,035,757
3,249	MSG Networks Inc., Class A Shares*	56,240
17,364	News Corp., Class A Shares	207,673
4,110	News Corp., Class B Shares	50,717
10,455	Omnicom Group Inc.	871,215
2,925	Regal Entertainment Group, Class A Shares(a)	61,513
3,898	Scripps Networks Interactive Inc., Class A Shares	250,797
92,881	Sirius XM Holdings Inc.*	373,382
3,410	Starz, Class A Shares*	92,070
9,460	TEGNA Inc.	217,202
14,245	Thomson Reuters Corp.	599,002
35,895	Time Warner Inc.	2,715,816
3,848	Tribune Media Co., Class A Shares	154,882
49,736	Twenty-First Century Fox Inc., Class A Shares	1,436,376
20,058	Twenty-First Century Fox Inc., Class B Shares	586,496
546	Viacom Inc., Class A Shares	26,317
15,136	Viacom Inc., Class B Shares	671,584
73,645	Walt Disney Co. (The)	7,307,057

	Total Media	40,129,456

Multiline Retail - 0.3%
774	Dillard’s Inc., Class A Shares	45,751
12,313	Dollar General Corp.	1,106,939
9,852	Dollar Tree Inc.*	892,000
105,661	JC Penney Co., Inc.*(a)	823,099
8,268	Kohl’s Corp.	297,979
13,856	Macy’s Inc.	460,158
5,398	Nordstrom Inc.(a)	205,016
700	Sears Holdings Corp.*(a)	9,282
25,798	Target Corp.	1,774,386

	Total Multiline Retail	5,614,610

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Specialty Retail - 2.3%
2,371	Aaron’s Inc.	$59,512
53,635	Advance Auto Parts Inc.	8,251,208
2,821	AutoNation Inc.*	142,291
1,340	AutoZone Inc.*	1,021,348
6,860	Bed Bath & Beyond Inc.*	306,985
12,227	Best Buy Co., Inc.	393,343
2,271	Cabela’s Inc.*	110,280
8,535	CarMax Inc.*(a)	457,988
3,008	CST Brands Inc.	114,093
4,225	Dick’s Sporting Goods Inc.	181,253
2,689	DSW Inc., Class A Shares	56,899
6,151	Foot Locker Inc.	343,964
4,341	GameStop Corp., Class A Shares(a)	126,323
9,509	Gap Inc. (The)	171,067
2,800	GNC Holdings Inc., Class A Shares	72,940
56,444	Home Depot Inc. (The)	7,457,381
10,534	L Brands Inc.	722,106
125,292	Lowe’s Cos., Inc.	10,039,648
2,451	Michaels Cos., Inc. (The)*	71,839
1,641	Murphy USA Inc.*	111,572
24,868	Office Depot Inc.*	89,028
4,350	O’Reilly Automotive Inc.*	1,150,271
1,602	Penske Automotive Group Inc.	63,311
17,696	Ross Stores Inc.	944,966
6,099	Sally Beauty Holdings Inc.*	175,163
3,529	Signet Jewelers Ltd.	349,265
27,563	Staples Inc.	242,554
4,880	Tiffany & Co.	302,365
74,044	TJX Cos., Inc. (The)	5,636,229
5,995	Tractor Supply Co.	576,120
2,718	Ulta Salon Cosmetics & Fragrance Inc.*	633,321
4,161	Urban Outfitters Inc.*	118,713
3,818	Williams-Sonoma Inc.	202,507

	Total Specialty Retail	40,695,853

Textiles, Apparel & Luxury Goods - 0.9%
2,204	Carter’s Inc.	221,590
12,164	Coach Inc.	479,505
69,800	Deckers Outdoor Corp.*	3,670,782
1,589	Fossil Group Inc.*	44,285
16,624	Hanesbrands Inc.	450,012
5,115	Kate Spade & Co.*	111,814
4,923	Lululemon Athletica Inc.*(a)	320,143
8,143	Michael Kors Holdings Ltd.*	347,869
158,137	NIKE Inc., Class B Shares	8,732,325
3,648	PVH Corp.	342,182
2,533	Ralph Lauren Corp., Class A Shares	238,938
5,528	Skechers U.S.A. Inc., Class A Shares*	172,308
7,934	Under Armour Inc., Class A Shares*(a)	299,350
7,756	Under Armour Inc., Class C Shares*(a)	271,227
14,403	V.F. Corp.	897,595

	Total Textiles, Apparel & Luxury Goods	16,599,925

	TOTAL CONSUMER DISCRETIONARY	208,643,302

CONSUMER STAPLES - 9.2%
Beverages - 1.8%
1,305	Brown-Forman Corp., Class A Shares(a)	137,077
5,105	Brown-Forman Corp., Class B Shares	500,647
170,522	Coca-Cola Co. (The)	7,605,281
7,041	Constellation Brands Inc., Class A Shares	1,078,329
8,201	Dr Pepper Snapple Group Inc.	749,572
85,169	Molson Coors Brewing Co., Class B Shares	8,447,062
48,569	Monster Beverage Corp.*	7,285,350
64,343	PepsiCo Inc.	6,509,581

	Total Beverages	32,312,899

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Food & Staples Retailing - 1.6%
18,954	Costco Wholesale Corp.	$2,819,787
149,019	CVS Health Corp.	14,372,883
42,108	Kroger Co. (The)	1,505,782
43,456	Rite Aid Corp.*	334,611
7,078	Sprouts Farmers Market Inc.*	175,251
24,878	Sysco Corp.	1,196,881
37,046	Walgreens Boots Alliance Inc.	2,867,360
68,839	Wal-Mart Stores Inc.	4,872,424
14,254	Whole Foods Market Inc.	461,117

	Total Food & Staples Retailing	28,606,096

Food Products - 3.5%
209,279	Archer-Daniels-Midland Co.	8,950,863
2,056	Blue Buffalo Pet Products Inc.*(a)	53,127
6,191	Bunge Ltd.	415,230
7,688	Campbell Soup Co.	465,662
18,244	ConAgra Foods Inc.	833,751
7,010	Flowers Foods Inc.	131,437
25,650	General Mills Inc.	1,610,307
4,692	Hain Celestial Group Inc. (The)*	231,972
6,150	Hershey Co. (The)	571,027
11,813	Hormel Foods Corp.	406,485
3,109	Ingredion Inc.	365,028
5,076	J.M. Smucker Co. (The)	655,565
125,100	Kellogg Co.	9,303,687
230,136	Kraft Heinz Co. (The)	19,145,014
5,629	McCormick & Co., Inc.	546,407
85,885	Mead Johnson Nutrition Co., Class A Shares	7,066,618
222,446	Mondelez International Inc., Class A Shares	9,896,623
2,467	Pilgrim’s Pride Corp.	61,354
4,728	Pinnacle Foods Inc.	199,191
12,665	Tyson Foods Inc., Class A Shares	807,774
7,584	WhiteWave Foods Co. (The), Class A Shares*	338,626

	Total Food Products	62,055,748

Household Products - 1.4%
5,509	Church & Dwight Co., Inc.	542,526
5,592	Clorox Co. (The)	718,796
39,042	Colgate-Palmolive Co.	2,748,947
2,968	Energizer Holdings Inc.	140,476
15,734	Kimberly-Clark Corp.	1,998,847
213,816	Procter & Gamble Co. (The)	17,327,649
1,207	Spectrum Brands Holdings Inc.	140,700

	Total Household Products	23,617,941

Personal Products - 0.1%
16,759	Avon Products Inc.	65,360
3,723	Coty Inc., Class A Shares(a)	98,064
2,553	Edgewell Personal Care Co.*	202,785
9,012	Estee Lauder Cos., Inc. (The), Class A Shares	827,121
3,382	Herbalife Ltd.*(a)	195,784
2,318	Nu Skin Enterprises Inc., Class A Shares(a)	91,445

	Total Personal Products	1,480,559

Tobacco - 0.8%
84,931	Altria Group Inc.	5,405,009
67,427	Philip Morris International Inc.	6,653,696
35,557	Reynolds American Inc.	1,767,183

	Total Tobacco	13,825,888

	TOTAL CONSUMER STAPLES	161,899,131

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 6.7%
Energy Equipment & Services - 2.0%
18,494	Baker Hughes Inc.	$857,752
52,100	Core Laboratories NV	6,317,125
3,393	Diamond Offshore Drilling Inc.	87,607
1,564	Dril-Quip Inc.*	95,451
13,347	Ensco PLC, Class A Shares	132,002
9,873	FMC Technologies Inc.*	268,842
1,827	Frank’s International NV	29,250
203,058	Halliburton Co.	8,564,986
4,092	Helmerich & Payne Inc.	250,226
12,270	Nabors Industries Ltd.	115,338
140,392	National Oilwell Varco Inc.	4,625,916
11,547	Noble Corp. PLC	96,302
3,925	Oceaneering International Inc.	129,761
7,006	Patterson-UTI Energy Inc.	130,382
4,817	Rowan Cos. PLC, Class A Shares	81,552
3,037	RPC Inc.*(a)	44,796
178,196	Schlumberger Ltd.	13,596,355
14,191	Seadrill Ltd.*(a)	43,850
5,985	Superior Energy Services Inc.	103,181
38,730	Weatherford International PLC*	217,275

	Total Energy Equipment & Services	35,787,949

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Oil, Gas & Consumable Fuels - 4.7%
22,308	Anadarko Petroleum Corp.	$1,156,893
2,782	Antero Resources Corp.*	80,761
16,554	Apache Corp.	945,896
20,576	Cabot Oil & Gas Corp.	493,207
20,419	California Resources Corp.	31,037
10,280	Cheniere Energy Inc.*	330,296
24,197	Chesapeake Energy Corp.*	103,805
146,615	Chevron Corp.	14,808,115
4,178	Cimarex Energy Co.	485,818
19,380	Cobalt International Energy Inc.*	43,411
17,875	Columbia Pipeline Group Inc.	456,527
5,711	Concho Resources Inc.*	692,973
205,720	ConocoPhillips	9,008,479
9,296	CONSOL Energy Inc.(a)	142,787
4,090	Continental Resources Inc.*	172,025
826	CVR Energy Inc.(a)	16,223
18,865	Denbury Resources Inc.	75,649
21,093	Devon Energy Corp.	761,246
3,030	Diamondback Energy Inc.*	275,578
4,165	Energen Corp.	198,337
77,283	EOG Resources Inc.	6,287,745
1,798	EP Energy Corp., Class A Shares*	10,159
7,470	EQT Corp.	547,177
181,174	Exxon Mobil Corp.	16,128,109
3,439	Golar LNG Ltd.(a)	59,839
5,717	Gulfport Energy Corp.*	175,741
12,161	Hess Corp.	728,809
7,963	HollyFrontier Corp.	213,090
76,710	Kinder Morgan Inc.	1,386,917
8,332	Kosmos Energy Ltd.*	47,826
6,509	Laredo Petroleum Inc.*(a)	78,824
276,706	Marathon Oil Corp.	3,616,547
23,256	Marathon Petroleum Corp.	810,006
4,697	Memorial Resource Development Corp.*	74,213
7,381	Murphy Oil Corp.	228,147
8,701	Newfield Exploration Co.*	354,740
18,914	Noble Energy Inc.	676,175
120,538	Occidental Petroleum Corp.	9,093,387
9,066	ONEOK Inc.	392,104
3,838	PBF Energy Inc., Class A Shares	101,208
23,307	Phillips 66	1,872,950
7,095	Pioneer Natural Resources Co.	1,137,470
9,337	QEP Resources Inc.	173,948
7,202	Range Resources Corp.	306,733
2,649	SM Energy Co.(a)	83,496
16,155	Southwestern Energy Co.*	220,839
28,674	Spectra Energy Corp.	913,554
115,580	Suncor Energy Inc.	3,195,787
6,712	Targa Resources Corp.	287,475
2,465	Teekay Corp.	25,932
5,534	Tesoro Corp.	432,095
20,671	Valero Energy Corp.	1,130,704
7,829	Whiting Petroleum Corp.*	96,688
32,841	Williams Cos., Inc. (The)	727,757
3,198	World Fuel Services Corp.	147,012
9,355	WPX Energy Inc.*	96,263

	Total Oil, Gas & Consumable Fuels	82,138,529

	TOTAL ENERGY	117,926,478

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8%
Banks - 3.1%
7,279	Associated Banc-Corp.	$136,045
455,013	Bank of America Corp.	6,729,642
1,869	Bank of Hawaii Corp.	134,288
4,601	BankUnited Inc.	152,293
235,605	BB&T Corp.	8,568,954
986	BOK Financial Corp.	62,848
7,379	CIT Group Inc.	252,805
131,714	Citigroup Inc.	6,133,921
13,392	Citizens Financial Group Inc.	315,382
7,609	Comerica Inc.	358,384
3,700	Commerce Bancshares Inc.	181,041
2,091	Cullen/Frost Bankers Inc.	139,888
5,875	East West Bancorp Inc.	226,775
33,637	Fifth Third Bancorp	634,730
11,143	First Horizon National Corp.	162,242
16,944	First Niagara Financial Group Inc.	185,028
6,289	First Republic Bank	455,386
35,030	Huntington Bancshares Inc.	366,063
161,076	JPMorgan Chase & Co.	10,513,431
37,255	KeyCorp	477,609
6,850	M&T Bank Corp.	818,575
5,111	PacWest Bancorp	213,026
12,099	People’s United Financial Inc.	192,132
22,377	PNC Financial Services Group Inc.(The)	2,008,112
4,939	Popular Inc.	154,788
55,252	Regions Financial Corp.	543,127
2,226	Signature Bank*	300,510
21,980	SunTrust Banks Inc.	963,164
2,150	SVB Financial Group*	236,930
4,949	Synovus Financial Corp.	159,209
8,054	TCF Financial Corp.	115,736
72,458	US Bancorp	3,102,652
202,262	Wells Fargo & Co.	10,258,729
9,462	Zions Bancorporation	265,125

	Total Banks	55,518,570

Capital Markets - 2.0%
2,405	Affiliated Managers Group Inc.*	417,316
52,831	Ameriprise Financial Inc.	5,371,328
1,876	Artisan Partners Asset Management Inc., Class A Shares	61,308
221,806	Bank of New York Mellon Corp. (The)	9,329,160
5,414	BlackRock Inc., Class A Shares	1,969,884
241,232	Charles Schwab Corp. (The)	7,376,875
12,636	E*Trade Financial Corp.*	352,418
5,327	Eaton Vance Corp.	193,690
4,473	Federated Investors Inc., Class B Shares	144,567
15,668	Franklin Resources Inc.	585,200
18,811	Goldman Sachs Group Inc. (The)	2,999,978
2,293	Interactive Brokers Group Inc., Class A Shares	92,133
18,893	Invesco Ltd.	593,240
5,850	Lazard Ltd., Class A Shares	205,803
4,661	Legg Mason Inc.	160,804
3,150	LPL Financial Holdings Inc.(a)	87,853
65,715	Morgan Stanley	1,798,619
9,877	Northern Trust Corp.	731,886
7,892	NorthStar Asset Management Group Inc.	98,729
5,560	Raymond James Financial Inc.	311,749
6,028	SEI Investments Co.	310,080
17,614	State Street Corp.	1,110,739
11,165	T. Rowe Price Group Inc.	860,375
11,598	TD Ameritrade Holding Corp.	378,907
3,160	Waddell & Reed Financial Inc., Class A Shares	67,529

	Total Capital Markets	35,610,170

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Consumer Finance - 0.4%
20,989	Ally Financial Inc.*	$376,543
35,309	American Express Co.	2,321,920
22,828	Capital One Financial Corp.	1,671,923
318	Credit Acceptance Corp.*(a)	59,574
17,764	Discover Financial Services	1,009,173
3,528	LendingClub Corp.*(a)	16,793
14,257	Navient Corp.	195,463
1,968	OneMain Holdings Inc., Class A Shares*	61,520
4,696	Santander Consumer USA Holdings Inc.*	60,390
20,314	SLM Corp.*	139,557
35,799	Synchrony Financial*	1,116,929

	Total Consumer Finance	7,029,785

Diversified Financial Services - 2.1%
182,151	Berkshire Hathaway Inc., Class B Shares*	25,599,502
3,491	CBOE Holdings Inc.	222,202
13,821	CME Group Inc., Class A Shares	1,352,938
1,816	FactSet Research Systems Inc.	288,871
22,481	Intercontinental Exchange Inc.	6,095,049
13,505	Leucadia National Corp.	244,440
7,549	Moody’s Corp.	744,633
709	Morningstar Inc.	59,861
4,480	MSCI Inc., Class A Shares	357,459
5,055	Nasdaq Inc.	333,681
11,729	S&P Global Inc.	1,311,419
9,214	Voya Financial Inc.	302,772

	Total Diversified Financial Services	36,912,827

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Insurance - 3.2%
83,609	Aflac Inc.	$5,807,481
699	Alleghany Corp.*	380,836
4,200	Allied World Assurance Co. Holdings AG	155,736
118,782	Allstate Corp. (The)	8,018,973
2,865	American Financial Group Inc.	209,947
49,791	American International Group Inc.	2,881,903
382	American National Insurance Co.	45,653
60,289	AmTrust Financial Services Inc.	1,598,864
11,801	Aon PLC	1,289,495
5,257	Arch Capital Group Ltd.*	381,974
7,312	Arthur J. Gallagher & Co.	353,389
2,941	Aspen Insurance Holdings Ltd.	140,727
23,794	Assurant Inc.	2,079,358
5,594	Assured Guaranty Ltd.	150,423
3,800	Axis Capital Holdings Ltd.	209,570
5,282	Brown & Brown Inc.	190,469
20,172	Chubb Ltd.	2,553,977
7,233	Cincinnati Financial Corp.	499,800
1,422	CNA Financial Corp.	46,727
2,832	Endurance Specialty Holdings Ltd.	192,349
953	Erie Indemnity Co., Class A Shares	93,299
1,901	Everest Re Group Ltd.	340,488
12,293	FNF Group	429,640
2,006	Hanover Insurance Group Inc. (The)	173,880
17,003	Hartford Financial Services Group Inc. (The)	768,026
83,101	Lincoln National Corp.	3,810,181
12,508	Loews Corp.	506,324
592	Markel Corp.*	564,176
126,565	Marsh & McLennan Cos., Inc.	8,362,150
40,409	MetLife Inc.	1,840,630
12,165	Old Republic International Corp.	233,081
12,897	Principal Financial Group Inc.	574,690
2,626	ProAssurance Corp.	137,839
25,325	Progressive Corp. (The)	843,322
19,487	Prudential Financial Inc.	1,544,345
2,875	Reinsurance Group of America Inc., Class A Shares	285,027
1,714	RenaissanceRe Holdings Ltd.	197,984
5,583	Torchmark Corp.	344,080
12,801	Travelers Cos., Inc. (The)	1,461,106
10,953	Unum Group	404,385
3,838	Validus Holdings Ltd.	186,872
233	White Mountains Insurance Group Ltd.	187,654
34,258	Willis Towers Watson PLC	4,385,709
4,156	WR Berkley Corp.	237,017
12,576	XL Group PLC, Class A Shares	431,986

	Total Insurance	55,531,542

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Real Estate Investment Trusts (REITs) - 1.9%
2,949	Alexandria Real Estate Equities Inc.	$285,758
5,241	American Campus Communities Inc.	246,432
14,134	American Capital Agency Corp.	266,991
8,757	American Homes 4 Rent, Class A Shares	160,603
18,267	American Tower Corp.	1,932,283
41,069	Annaly Capital Management Inc.	434,510
6,673	Apartment Investment & Management Co., Class A Shares	284,603
8,371	Apple Hospitality REIT Inc.(a).	152,603
5,691	AvalonBay Communities Inc.	1,023,697
6,579	Boston Properties Inc.	826,520
8,584	Brandywine Realty Trust	135,541
7,968	Brixmor Property Group Inc.	201,192
3,748	Camden Property Trust	319,367
4,121	Care Capital Properties Inc.	107,105
5,624	CBL & Associates Properties Inc.	54,103
9,020	Chimera Investment Corp.	135,210
5,969	Columbia Property Trust Inc.	123,081
5,757	Communications Sales & Leasing Inc.	143,810
4,512	Corporate Office Properties Trust	121,959
5,249	Corrections Corp. of America	176,366
14,354	Crown Castle International Corp.	1,303,487
11,888	DDR Corp.	204,592
6,199	Digital Realty Trust Inc.	591,695
6,712	Douglas Emmett Inc.	227,470
14,671	Duke Realty Corp.	347,263
6,735	Empire State Realty Trust Inc., Class A Shares	127,628
2,944	Equinix Inc.	1,065,728
5,792	Equity Commonwealth*	167,331
3,583	Equity LifeStyle Properties Inc.	262,634
15,617	Equity Residential	1,080,853
2,766	Essex Property Trust Inc.	628,518
5,158	Extra Space Storage Inc.	479,539
2,903	Federal Realty Investment Trust	444,711
10,124	Forest City Realty Trust Inc., Class A Shares	230,928
2,216	Four Corners Property Trust Inc.	43,079
7,129	Gaming & Leisure Properties Inc.	234,615
24,496	General Growth Properties Inc.	658,208
20,131	HCP Inc.	661,706
5,580	Healthcare Trust of America Inc., Class A Shares	168,404
6,785	Hospitality Properties Trust	173,696
33,029	Host Hotels & Resorts Inc.	508,647
11,085	Iron Mountain Inc.	407,263
3,684	Kilroy Realty Corp.	232,645
18,000	Kimco Realty Corp.	507,240
3,301	Lamar Advertising Co., Class A Shares	214,730
6,005	Liberty Property Trust	224,107
6,546	Macerich Co. (The)	499,591
17,675	MFA Financial Inc.	127,437
3,282	Mid-America Apartment Communities Inc.	338,013
6,044	National Retail Properties Inc.	273,975
3,214	NorthStar Realty Europe Corp.	36,157
8,706	NorthStar Realty Finance Corp.	117,531
7,618	Omega Healthcare Investors Inc.	243,167
6,557	Outfront Media Inc.	145,828
8,523	Paramount Group Inc.	139,607
6,944	Piedmont Office Realty Trust Inc., Class A Shares	139,227
2,382	Post Properties Inc.	144,278
22,394	Prologis Inc.	1,064,387
6,299	Public Storage	1,598,119
6,055	Rayonier Inc.	157,006
10,628	Realty Income Corp.	638,636
4,065	Regency Centers Corp.	311,379
10,632	Retail Properties of America Inc., Class A Shares	168,517
10,712	Senior Housing Properties Trust	200,100
13,476	Simon Property Group Inc.	2,663,397
4,287	SL Green Realty Corp.	434,530
20,634	Spirit Realty Capital Inc.	236,259
10,966	Starwood Property Trust Inc.	226,119
4,234	Tanger Factory Outlet Centers Inc.	149,121

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
2,840	Taubman Centers Inc.	$194,739
15,518	Two Harbors Investment Corp.	131,593
11,378	UDR Inc.	409,949
14,130	Ventas Inc.	937,243
38,624	VEREIT Inc.	370,404
8,004	Vornado Realty Trust	764,542
4,939	Weingarten Realty Investors	185,855
14,980	Welltower Inc.	1,032,272
33,130	Weyerhaeuser Co.	1,043,595
5,559	WP Carey Inc.	356,387
6,256	WP Glimcher Inc.	63,936

	Total Real Estate Investment Trusts (REITs)	33,871,347

Real Estate Management & Development - 0.1%
12,381	CBRE Group Inc., Class A Shares*	369,573
1,807	Howard Hughes Corp. (The)*	197,433
1,864	Jones Lang LaSalle Inc.	219,691
5,875	Realogy Holdings Corp.*	192,700

	Total Real Estate Management & Development	979,397

Thrifts & Mortgage Finance - 0.0%
21,190	New York Community Bancorp Inc.	333,531
3,487	TFS Financial Corp.	64,335

	Total Thrifts & Mortgage Finance	397,866

	TOTAL FINANCIALS	225,851,504

HEALTH CARE - 15.2%
Biotechnology - 3.5%
71,890	AbbVie Inc.	4,524,038
1,365	Agios Pharmaceuticals Inc.*(a)	76,372
44,512	Alexion Pharmaceuticals Inc.*	6,716,861
6,234	Alkermes PLC*	289,320
3,049	Alnylam Pharmaceuticals Inc.*	218,674
33,030	Amgen Inc.	5,217,089
179,969	Baxalta Inc.	8,139,998
27,332	Biogen Inc.*	7,918,900
7,001	BioMarin Pharmaceutical Inc.*	627,640
1,345	Bluebird Bio Inc.*	60,861
80,341	Celgene Corp.*	8,477,582
59,304	Gilead Sciences Inc.	5,163,006
6,811	Incyte Corp.*	574,917
31,459	Intercept Pharmaceuticals Inc.*(a)	4,667,257
2,580	Intrexon Corp.*(a)	79,309
4,931	Ionis Pharmaceuticals Inc.*	111,884
630	Juno Therapeutics Inc.*(a)	27,361
6,853	Medivation Inc.*	414,332
14,442	OPKO Health Inc.*(a)	153,518
1,322	Puma Biotechnology Inc.*	49,958
3,378	Regeneron Pharmaceuticals Inc.*	1,347,586
4,346	Seattle Genetics Inc.*	175,709
1,938	United Therapeutics Corp.*	230,758
69,940	Vertex Pharmaceuticals Inc.*	6,514,911

	Total Biotechnology	61,777,841

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Health Care Equipment & Supplies - 1.5%
64,128	Abbott Laboratories	$2,541,393
3,910	Alere Inc.*	167,935
3,442	Align Technology Inc.*	271,333
23,158	Baxter International Inc.(a)	999,499
8,991	Becton Dickinson and Co.	1,496,552
57,575	Boston Scientific Corp.*	1,307,528
2,128	Cooper Cos., Inc. (The)	346,460
3,171	CR Bard Inc.	694,576
10,600	DENTSPLY SIRONA Inc.	658,896
41,149	DexCom Inc.*	2,653,699
38,604	Edwards Lifesciences Corp.*	3,802,494
2,704	Hill-Rom Holdings Inc.	132,848
10,723	Hologic Inc.*	368,979
4,053	IDEXX Laboratories Inc.*	354,921
1,583	Intuitive Surgical Inc.*	1,004,746
62,079	Medtronic PLC	4,996,118
6,090	ResMed Inc.	359,675
12,034	St. Jude Medical Inc.	942,984
14,551	Stryker Corp.	1,617,489
1,814	Teleflex Inc.	292,235
4,351	Varian Medical Systems Inc.*	360,219
7,276	Zimmer Biomet Holdings Inc.	888,472

	Total Health Care Equipment & Supplies	26,259,051

Health Care Providers & Services - 3.4%
2,455	Acadia Healthcare Co., Inc.*	144,526
51,265	Aetna Inc.	5,804,736
8,764	AmerisourceBergen Corp., Class A Shares	657,125
40,484	Anthem Inc.	5,350,365
7,335	Brookdale Senior Living Inc.*	131,590
95,520	Cardinal Health Inc.	7,541,304
7,339	Centene Corp.*	457,587
11,078	Cigna Corp.	1,419,203
4,762	Community Health Systems Inc.*	64,001
7,713	DaVita HealthCare Partners Inc.*	596,369
8,345	Envision Healthcare Holdings Inc.*	207,039
229,770	Express Scripts Holding Co.*	17,359,124
13,275	HCA Holdings Inc.*	1,035,716
3,671	Henry Schein Inc.*	637,763
6,419	Humana Inc.	1,107,342
4,393	Laboratory Corp. of America Holdings*	562,084
2,115	LifePoint Health Inc.*	140,203
9,964	McKesson Corp.	1,824,807
4,042	MEDNAX Inc.*	276,675
3,903	Patterson Cos., Inc.	190,505
1,988	Premier Inc., Class A Shares*	63,218
100,338	Quest Diagnostics Inc.	7,743,083
1,190	Quorum Health Corp.*	15,768
4,735	Tenet Healthcare Corp.*	137,031
41,471	UnitedHealth Group Inc.	5,543,429
4,011	Universal Health Services Inc., Class B Shares	540,923
3,402	VCA Inc.*	220,892

	Total Health Care Providers & Services	59,772,408

Health Care Technology - 0.1%
8,631	Allscripts Healthcare Solutions Inc.*	116,432
1,591	athenahealth Inc.*	201,850
12,776	Cerner Corp.*	710,473
5,912	IMS Health Holdings Inc.*	154,362
1,340	Inovalon Holdings Inc., Class A Shares*(a)	24,911
2,628	Veeva Systems Inc., Class A Shares*	86,593

	Total Health Care Technology	1,294,621

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Life Sciences Tools & Services - 0.6%
14,608	Agilent Technologies Inc.	$670,361
794	Bio-Rad Laboratories Inc., Class A Shares*	118,187
1,649	Bio-Techne Corp.	181,192
4,429	Bruker Corp.	116,926
1,945	Charles River Laboratories International Inc.*	167,134
39,231	Illumina Inc.*	5,681,826
1,232	Mettler-Toledo International Inc.*	462,394
4,792	PerkinElmer Inc.	262,362
9,633	QIAGEN NV*	207,880
3,280	Quintiles Transnational Holdings Inc.*	222,679
17,146	Thermo Fisher Scientific Inc.	2,602,249
1,549	VWR Corp.*	44,704
3,631	Waters Corp.*	499,444

	Total Life Sciences Tools & Services	11,237,338

Pharmaceuticals - 6.1%
3,074	Akorn Inc.*	91,882
47,903	Allergan PLC*	11,293,132
160,956	Bristol-Myers Squibb Co.	11,540,545
42,285	Eli Lilly & Co.	3,172,644
9,862	Endo International PLC*	155,918
2,656	Jazz Pharmaceuticals PLC*	402,543
182,700	Johnson & Johnson	20,588,463
17,401	Mallinckrodt PLC*	1,102,527
247,597	Merck & Co., Inc.	13,929,807
17,954	Mylan NV*	778,126
79,451	Novo Nordisk AS, ADR	4,452,434
6,203	Perrigo Co. PLC	594,496
739,825	Pfizer Inc.	25,671,928
287,776	Zoetis Inc., Class A Shares	13,646,338

	Total Pharmaceuticals	107,420,783

	TOTAL HEALTH CARE	267,762,042

INDUSTRIALS - 9.1%
Aerospace & Defense - 2.0%
4,273	B/E Aerospace Inc.	203,566
28,369	Boeing Co. (The)	3,578,749
4,778	BWX Technologies Inc.	168,042
11,885	General Dynamics Corp.	1,686,125
4,413	Hexcel Corp.	192,716
33,716	Honeywell International Inc.	3,837,892
2,082	Huntington Ingalls Industries Inc.	319,400
3,372	L-3 Communications Holdings Inc.	462,672
11,734	Lockheed Martin Corp.	2,771,923
38,778	Northrop Grumman Corp.	8,246,917
2,523	Orbital ATK Inc.	219,577
63,958	Raytheon Co.	8,293,434
5,785	Rockwell Collins Inc.	511,394
5,698	Spirit AeroSystems Holdings Inc., Class A Shares*	266,552
12,050	Textron Inc.	458,623
2,339	TransDigm Group Inc.*	616,420
1,892	Triumph Group Inc.	71,385
36,431	United Technologies Corp.	3,664,230

	Total Aerospace & Defense	35,569,617

Air Freight & Logistics - 0.3%
6,417	CH Robinson Worldwide Inc.	481,147
8,355	Expeditors International of Washington Inc.	405,635
11,546	FedEx Corp.	1,904,744
30,256	United Parcel Service Inc., Class B Shares	3,119,091

	Total Air Freight & Logistics	5,910,617

Airlines - 0.3%
5,741	Alaska Air Group Inc.	381,202
25,414	American Airlines Group Inc.	810,961
1,286	Copa Holdings SA, Class A Shares	66,319
33,236	Delta Air Lines Inc.	1,444,437
13,686	JetBlue Airways Corp.*	245,390
28,788	Southwest Airlines Co.	1,222,914
3,236	Spirit Airlines Inc.*	140,669
14,733	United Continental Holdings Inc.*	664,311

	Total Airlines	4,976,203

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Building Products - 0.1%
4,113	Allegion PLC	$278,203
3,155	AO Smith Corp.	259,657
1,034	Armstrong Flooring Inc.*	17,154
2,069	Armstrong World Industries Inc.*	85,553
6,923	Fortune Brands Home & Security Inc.	406,172
1,697	Lennox International Inc.	233,083
15,353	Masco Corp.	501,122
5,018	Owens Corning	256,269
4,373	USG Corp.*	126,205

	Total Building Products	2,163,418

Commercial Services & Supplies - 1.7%
3,905	Cintas Corp.	370,194
2,800	Clean Harbors Inc.*	144,172
242,683	Copart Inc.*	12,015,235
4,006	Covanta Holding Corp.	66,780
5,926	KAR Auction Services Inc.	243,203
7,837	Pitney Bowes Inc.	146,003
10,270	Republic Services Inc., Class A Shares	495,836
4,531	Rollins Inc.	128,771
8,493	RR Donnelley & Sons Co.	138,351
80,116	Stericycle Inc.*	7,850,567
17,921	Tyco International PLC	763,793
128,180	Waste Management Inc.	7,812,571

	Total Commercial Services & Supplies	30,175,476

Construction & Engineering - 0.2%
56,010	AECOM*	1,798,481
4,372	Chicago Bridge & Iron Co. NV	167,185
6,055	Fluor Corp.	319,583
5,261	Jacobs Engineering Group Inc.*	266,680
5,620	KBR Inc.	81,771
6,826	Quanta Services Inc.*	164,029
934	Valmont Industries Inc.	129,191

	Total Construction & Engineering	2,926,920

Electrical Equipment - 0.7%
16,267	Acuity Brands Inc.	4,213,804
10,634	AMETEK Inc.	508,518
2,827	Babcock & Wilcox Enterprises Inc.*	61,487
87,081	Eaton Corp. PLC	5,366,802
29,189	Emerson Electric Co.	1,518,412
2,486	Hubbell Inc., Class B Shares	264,187
2,139	Regal Beloit Corp.	122,201
5,949	Rockwell Automation Inc.	690,381
2,240	SolarCity Corp.*(a)	50,154

	Total Electrical Equipment	12,795,946

Industrial Conglomerates - 1.2%
27,391	3M Co.	4,610,453
2,838	Carlisle Cos., Inc.	294,641
25,680	Danaher Corp.	2,525,885
407,959	General Electric Co.	12,332,600
4,271	Roper Technologies Inc.	730,683

	Total Industrial Conglomerates	20,494,262

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Machinery - 0.8%
2,919	AGCO Corp.	$151,584
7,344	Allison Transmission Holdings Inc.	206,293
26,340	Caterpillar Inc.	1,909,913
4,793	Colfax Corp.*	129,842
2,297	Crane Co.	131,848
7,503	Cummins Inc.	858,868
13,588	Deere & Co.	1,118,157
6,282	Donaldson Co., Inc.	210,510
7,097	Dover Corp.	473,725
5,757	Flowserve Corp.	277,084
2,271	Graco Inc.	182,293
3,378	IDEX Corp.	281,523
12,846	Illinois Tool Works Inc.	1,362,061
11,713	Ingersoll-Rand PLC	782,546
3,563	ITT Inc.	126,522
3,701	Joy Global Inc.(a)	63,028
2,928	Kennametal Inc.	71,677
2,924	Lincoln Electric Holdings Inc.	175,966
7,196	Manitowoc Co., Inc. (The)(a)	41,017
5,224	Manitowoc Foodservice Inc.*	86,039
2,470	Middleby Corp. (The)*	306,774
2,624	Nordson Corp.	228,236
3,010	Oshkosh Corp.	138,189
15,155	PACCAR Inc.	844,891
6,188	Parker-Hannifin Corp.	710,630
7,814	Pentair PLC	470,715
2,564	Snap-on Inc.	414,907
2,168	SPX Corp.	35,924
2,168	SPX FLOW Inc.*	64,975
6,541	Stanley Black & Decker Inc.	740,310
5,016	Terex Corp.	106,239
3,206	Timken Co. (The)	106,600
2,656	Toro Co. (The)	237,207
7,394	Trinity Industries Inc.	133,536
2,321	WABCO Holdings Inc.*	250,436
3,781	Wabtec Corp.	292,574
7,974	Xylem Inc.	356,119

	Total Machinery	14,078,758

Marine - 0.0%
2,188	Kirby Corp.*	153,335

Professional Services - 0.6%
1,614	Dun & Bradstreet Corp. (The)	204,817
5,048	Equifax Inc.	634,685
2,977	IHS Inc., Class A Shares*	365,963
3,136	ManpowerGroup Inc.	250,096
15,753	Nielsen Holdings PLC	841,053
5,772	Robert Half International Inc.	240,057
1,718	TransUnion*	56,866
95,650	Verisk Analytics Inc., Class A Shares*	7,593,653

	Total Professional Services	10,187,190

Road & Rail - 0.9%
349	AMERCO	131,454
36,464	Avis Budget Group Inc.*	1,093,920
42,363	CSX Corp.	1,119,654
2,521	Genesee & Wyoming Inc., Class A Shares*	151,437
161,970	Hertz Global Holdings Inc.*	1,569,489
3,990	JB Hunt Transport Services Inc.	330,053
4,644	Kansas City Southern	432,356
2,120	Landstar System Inc.	143,842
13,111	Norfolk Southern Corp.	1,102,111
2,846	Old Dominion Freight Line Inc.*	183,140
2,352	Ryder System Inc.	163,746
104,862	Union Pacific Corp.	8,828,332

	Total Road & Rail	15,249,534

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Trading Companies & Distributors - 0.3%
63,441	AerCap Holdings NV*	$2,479,909
4,063	Air Lease Corp., Class A Shares	122,093
12,931	Fastenal Co.	595,214
1,691	GATX Corp.	77,566
7,209	HD Supply Holdings Inc.*	254,478
32,872	MRC Global Inc.*	466,454
2,122	MSC Industrial Direct Co., Inc., Class A Shares	159,044
3,976	NOW Inc.*	68,944
3,880	United Rentals Inc.*	270,319
1,151	Watsco Inc.	154,499
2,111	WESCO International Inc.*	123,134
2,651	WW Grainger Inc.(a)	605,356

	Total Trading Companies & Distributors	5,377,010

Transportation Infrastructure - 0.0%
2,774	Macquarie Infrastructure Corp.	198,646

	TOTAL INDUSTRIALS	160,256,932

INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 1.8%
1,307	Arista Networks Inc.*(a)	95,790
56,241	ARRIS International PLC*	1,355,408
19,243	Brocade Communications Systems Inc.	174,342
853,225	Cisco Systems Inc.	24,786,186
4,197	CommScope Holding Co., Inc.*	130,737
1,601	EchoStar Corp., Class A Shares*	64,104
2,865	F5 Networks Inc.*	315,723
5,440	Harris Corp.	428,509
17,462	Juniper Networks Inc.	408,785
2,475	Lumentum Holdings Inc.*	62,716
7,439	Motorola Solutions Inc.	515,300
30,380	Palo Alto Networks Inc.*	3,963,375
12,376	Viavi Solutions Inc.*	84,528

	Total Communications Equipment	32,385,503

Electronic Equipment, Instruments & Components - 0.7%
13,092	Amphenol Corp., Class A Shares	768,762
4,116	Arrow Electronics Inc.*	265,976
5,818	Avnet Inc.	238,712
5,537	CDW Corp.	235,655
3,826	Cognex Corp.	164,786
254,328	Corning Inc.	5,312,912
1,920	Dolby Laboratories Inc., Class A Shares	91,104
2,223	Fitbit Inc., Class A Shares*	31,522
5,694	FLIR Systems Inc.	177,368
6,230	Ingram Micro Inc., Class A Shares	215,745
1,515	IPG Photonics Corp.*	130,866
8,685	Jabil Circuit Inc.	165,710
6,869	Keysight Technologies Inc.*	210,397
4,431	National Instruments Corp.	126,594
66,511	TE Connectivity Ltd.	3,990,660
11,312	Trimble Navigation Ltd.*	289,361
5,428	VeriFone Systems Inc.*	143,299
2,291	Zebra Technologies Corp., Class A Shares*	121,675

	Total Electronic Equipment, Instruments & Components	12,681,104

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Internet Software & Services - 4.7%
7,863	Akamai Technologies Inc.*	$429,163
76,954	Alibaba Group Holding Ltd., ADR*	6,310,228
39,563	Alphabet Inc., Class A Shares*	29,626,753
12,742	Alphabet Inc., Class C Shares*	9,374,544
1,388	CoStar Group Inc.*	286,747
335,055	eBay Inc.*	8,195,445
136,453	Facebook Inc., Class A Shares*	16,211,981
1,247	GoDaddy Inc., Class A Shares*	40,565
3,233	IAC/InterActiveCorp.	180,660
32,700	LinkedIn Corp., Class A Shares*	4,463,550
1,885	Match Group Inc.*(a)	26,390
38,521	MercadoLibre Inc.	5,258,116
7,906	Pandora Media Inc.*(a)	93,212
4,317	Rackspace Hosting Inc.*	107,925
24,836	Twitter Inc.*	378,004
4,328	VeriSign Inc.*	369,871
40,258	Yahoo! Inc.*	1,527,388
2,263	Yelp Inc., Class A Shares*	59,268
2,325	Zillow Group Inc., Class A Shares*(a)	67,983
3,269	Zillow Group Inc., Class C Shares*(a)	93,755

	Total Internet Software & Services	83,101,548

IT Services - 4.5%
27,113	Accenture PLC, Class A Shares	3,225,634
2,591	Alliance Data Systems Corp.*	575,694
6,646	Amdocs Ltd.	385,402
20,303	Automatic Data Processing Inc.	1,783,415
1,094	Black Knight Financial Services Inc., Class A Shares*	38,290
4,854	Booz Allen Hamilton Holding Corp., Class A Shares	142,077
5,216	Broadridge Financial Solutions Inc.	334,815
290,568	Cognizant Technology Solutions Corp., Class A Shares*	17,852,498
5,706	Computer Sciences Corp.	280,735
3,608	CoreLogic Inc.*	134,470
6,232	CSRA Inc.	154,367
1,558	DST Systems Inc.	188,393
12,121	Fidelity National Information Services Inc.	900,227
7,215	First Data Corp., Class A Shares*	90,404
9,599	Fiserv Inc.*	1,011,063
3,892	FleetCor Technologies Inc.*	579,480
3,591	Gartner Inc.*	364,917
7,299	Genpact Ltd.*	205,759
6,686	Global Payments Inc.	519,435
39,439	International Business Machines Corp.	6,063,352
3,538	Jack Henry & Associates Inc.	298,713
2,680	Leidos Holdings Inc.	132,392
43,146	MasterCard Inc., Class A Shares	4,137,701
13,822	Paychex Inc.	749,429
202,529	PayPal Holdings Inc.*	7,653,571
4,538	Sabre Corp.	127,835
1,641	Square Inc., Class A Shares*	15,639
5,881	Teradata Corp.*	166,668
7,263	Total System Services Inc.	390,023
6,288	Vantiv Inc., Class A Shares*	338,106
239,549	Visa Inc., Class A Shares	18,909,998
184,491	Western Union Co. (The)	3,588,350
1,575	WEX Inc.*	145,309
677,496	Xerox Corp.	6,754,635

	Total IT Services	78,238,796

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Semiconductors & Semiconductor Equipment - 3.1%
13,604	Analog Devices Inc.	$795,834
48,742	Applied Materials Inc.	1,190,280
45,907	Broadcom Ltd.	7,086,205
4,918	Cree Inc.*	118,425
14,113	Cypress Semiconductor Corp.	150,021
3,102	First Solar Inc.*	154,014
440,689	Intel Corp.	13,921,365
7,043	KLA-Tencor Corp.	513,646
6,984	Lam Research Corp.	578,345
10,540	Linear Technology Corp.	498,753
21,036	Marvell Technology Group Ltd.	215,198
12,485	Maxim Integrated Products Inc.	473,931
9,570	Microchip Technology Inc.	494,578
47,350	Micron Technology Inc.*	602,292
32,843	Microsemi Corp.*	1,111,079
23,539	Nvidia Corp.	1,099,742
19,595	ON Semiconductor Corp.*	191,443
6,151	Qorvo Inc.*	313,516
239,671	QUALCOMM Inc.	13,162,731
121,809	Skyworks Solutions Inc.	8,131,969
2,890	SunPower Corp., Class A Shares*(a)	50,662
8,406	Teradyne Inc.	166,523
44,951	Texas Instruments Inc.	2,724,031
11,413	Xilinx Inc.	540,862

	Total Semiconductors & Semiconductor Equipment	54,285,445

Software - 4.1%
21,573	Activision Blizzard Inc.	846,956
65,916	Adobe Systems Inc.*	6,556,665
3,853	ANSYS Inc.*	343,302
1,264	Atlassian Corp. PLC, Class A Shares*	28,528
10,014	Autodesk Inc.*	583,516
231,839	CA Inc.	7,493,036
12,859	Cadence Design Systems Inc.*	317,874
6,970	CDK Global Inc.	385,441
7,058	Citrix Systems Inc.*	599,365
13,463	Electronic Arts Inc.*	1,033,285
6,583	FireEye Inc.*	104,801
6,528	Fortinet Inc.*	223,323
10,985	Intuit Inc.	1,171,660
350,655	Microsoft Corp.	18,584,715
130,300	Mobileye NV*(a)	4,947,491
1,593	NetSuite Inc.*	126,341
10,289	Nuance Communications Inc.*	172,032
137,604	Oracle Corp.	5,531,681
5,167	PTC Inc.*	184,669
8,075	Red Hat Inc.*	625,489
70,180	Salesforce.com Inc.*	5,874,768
76,613	ServiceNow Inc.*	5,487,789
108,003	Splunk Inc.*	6,204,772
3,313	SS&C Technologies Holdings Inc.	204,048
219,988	Symantec Corp.	3,818,992
6,765	Synopsys Inc.*	349,548
2,014	Tableau Software Inc., Class A Shares*	103,600
1,200	Ultimate Software Group Inc. (The)*	245,376
3,755	VMware Inc., Class A Shares*	227,403
4,564	Workday Inc., Class A Shares*	346,134
34,394	Zynga Inc., Class A Shares*	88,393

	Total Software	72,810,993

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Technology Hardware, Storage & Peripherals - 2.9%
4,275	3D Systems Corp.*(a)	$57,242
396,245	Apple Inc.	39,569,026
84,485	EMC Corp.	2,361,356
73,718	Hewlett Packard Enterprise Co.	1,361,571
75,823	HP Inc.	1,014,512
2,445	Lexmark International Inc., Class A Shares	92,568
47,878	NCR Corp.*	1,478,472
12,508	NetApp Inc.	319,329
86,735	Western Digital Corp.	4,036,647

	Total Technology Hardware, Storage & Peripherals	50,290,723

	TOTAL INFORMATION TECHNOLOGY	383,794,112

MATERIALS - 2.7%
Chemicals - 1.8%
9,224	Air Products & Chemicals Inc.	1,315,711
4,902	Albemarle Corp.	384,807
2,737	Ashland Inc.	310,266
4,814	Axalta Coating Systems Ltd.*	135,514
3,029	Cabot Corp.	138,456
53,758	Celanese Corp., Class A Shares	3,788,864
10,087	CF Industries Holdings Inc.	279,006
6,868	Chemours Co. (The)	59,820
48,185	Dow Chemical Co. (The)	2,474,782
6,513	Eastman Chemical Co.	477,794
11,344	Ecolab Inc.	1,329,970
147,932	EI du Pont de Nemours & Co.	9,676,232
5,630	FMC Corp.	267,369
2,673	GCP Applied Technologies Inc.*	63,430
9,778	Huntsman Corp.	145,985
1,869	Ingevity Corp.*	54,463
3,545	International Flavors & Fragrances Inc.	457,305
15,160	LyondellBasell Industries NV, Class A Shares	1,233,418
19,180	Monsanto Co.	2,157,175
15,181	Mosaic Co. (The)	383,017
373	NewMarket Corp.	151,065
6,980	Platform Specialty Products Corp.*(a)	66,240
11,681	PPG Industries Inc.	1,257,810
12,388	Praxair Inc.	1,360,946
5,738	RPM International Inc.	287,990
1,978	Scotts Miracle-Gro Co. (The), Class A Shares	137,471
9,290	Sherwin-Williams Co. (The)	2,704,226
3,562	Valspar Corp. (The)	385,836
1,544	Westlake Chemical Corp.	68,137
3,021	WR Grace & Co.	234,550

	Total Chemicals	31,787,655

Construction Materials - 0.1%
2,228	Eagle Materials Inc.	174,497
2,803	Martin Marietta Materials Inc.	529,879
5,838	Vulcan Materials Co.	681,587

	Total Construction Materials	1,385,963

Containers & Packaging - 0.6%
2,578	AptarGroup Inc.	199,176
3,985	Avery Dennison Corp.	296,404
6,117	Ball Corp.	442,259
4,010	Bemis Co., Inc.	201,863
120,656	Crown Holdings Inc.*	6,294,624
15,055	Graphic Packaging Holding Co.	201,737
17,869	International Paper Co.	753,357
58,829	Owens-Illinois Inc.*	1,111,868
4,166	Packaging Corp. of America	284,246
8,666	Sealed Air Corp.	402,449
1,577	Silgan Holdings Inc.	80,648
4,142	Sonoco Products Co.	197,449
11,219	WestRock Co.	444,385

	Total Containers & Packaging	10,910,465

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Metals & Mining - 0.2%
57,829	Alcoa Inc.	$536,075
4,059	Allegheny Technologies Inc.(a)	50,250
1,607	Compass Minerals International Inc.	125,266
53,292	Freeport-McMoRan Inc.	590,475
22,677	Newmont Mining Corp.	734,962
13,585	Nucor Corp.	659,008
3,062	Reliance Steel & Aluminum Co.	227,660
2,848	Royal Gold Inc.	159,858
4,600	Southern Copper Corp.(a)	119,830
10,234	Steel Dynamics Inc.	252,678
10,894	Tahoe Resources Inc.	129,965
6,952	United States Steel Corp.	100,595

	Total Metals & Mining	3,686,622

Paper & Forest Products - 0.0%
3,040	Domtar Corp.	117,466

	TOTAL MATERIALS	47,888,171

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
438,240	AT&T Inc.	17,157,096
23,990	CenturyLink Inc.	650,609
50,287	Frontier Communications Corp.(a)	259,984
12,351	Level 3 Communications Inc.*	666,336
5,694	SBA Communications Corp., Class A Shares*	565,983
311,361	Verizon Communications Inc.	15,848,275
6,351	Zayo Group Holdings Inc.*	176,431

	Total Diversified Telecommunication Services	35,324,714

Wireless Telecommunication Services - 0.1%
35,444	Sprint Corp.*	134,687
4,486	Telephone & Data Systems Inc.	129,152
12,040	T-Mobile US Inc.*	514,831
694	United States Cellular Corp.*	26,219

	Total Wireless Telecommunication Services	804,889

	TOTAL TELECOMMUNICATION SERVICES	36,129,603

UTILITIES - 2.1%
Electric Utilities - 1.4%
9,840	Alliant Energy Corp.	364,572
21,164	American Electric Power Co., Inc.	1,369,946
2,229	Avangrid Inc.	93,663
29,867	Duke Energy Corp.	2,336,495
110,577	Edison International	7,920,631
7,850	Entergy Corp.	595,972
13,592	Eversource Energy	750,822
39,464	Exelon Corp.	1,352,431
18,498	FirstEnergy Corp.	606,919
6,098	Great Plains Energy Inc.	177,940
4,216	Hawaiian Electric Industries Inc.	138,411
6,809	ITC Holdings Corp.	303,137
19,229	NextEra Energy Inc.	2,309,787
8,399	OGE Energy Corp.	253,566
20,701	PG&E Corp.	1,243,716
4,837	Pinnacle West Capital Corp.	355,955
28,794	PPL Corp.	1,109,721
39,287	Southern Co. (The)	1,942,349
6,126	Westar Energy Inc., Class A Shares	345,078
21,831	Xcel Energy Inc.	903,148

	Total Electric Utilities	24,474,259

Gas Utilities - 0.1%
5,263	AGL Resources Inc.	346,306
4,396	Atmos Energy Corp.	320,468
3,862	National Fuel Gas Co.	212,410
8,084	Questar Corp.	203,798
7,500	UGI Corp.	321,900

	Total Gas Utilities	1,404,882

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
Independent Power and Renewable Electricity Producers - 0.1%
29,249	AES Corp.	$324,371
15,647	Calpine Corp.*	231,576
14,287	NRG Energy Inc.	234,021
3,044	TerraForm Power Inc., Class A Shares*(a)	25,691

	Total Independent Power and Renewable Electricity Producers	815,659

Multi-Utilities - 0.5%
10,695	Ameren Corp.	529,937
18,855	CenterPoint Energy Inc.	424,803
11,693	CMS Energy Corp.	489,001
12,673	Consolidated Edison Inc.	928,424
25,628	Dominion Resources Inc.	1,851,623
7,665	DTE Energy Co.	695,062
8,752	MDU Resources Group Inc.	200,158
13,768	NiSource Inc.	328,505
21,827	Public Service Enterprise Group Inc.	976,758
6,279	SCANA Corp.	438,965
10,649	Sempra Energy	1,140,721
10,254	TECO Energy Inc.	282,395
3,777	Vectren Corp.	187,642
13,511	WEC Energy Group Inc.	812,552

	Total Multi-Utilities	9,286,546

Water Utilities - 0.0%
7,696	American Water Works Co., Inc.	570,274
7,434	Aqua America Inc.	240,192

	Total Water Utilities	810,466

	TOTAL UTILITIES	36,791,812

	TOTAL COMMON STOCKS (Cost - $1,320,572,622)	1,646,943,087

CLOSED END MUTUAL FUND SECURITIES - 4.0%
FINANCIALS - 4.0%
Capital Markets - 4.0%
695,247	iShares Russell 1000 Value (Cost - $68,647,617)	71,172,436

RIGHT - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
682	Liberty Braves Group*(a) (Cost - $0)	1,494

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,389,220,239)	1,718,117,017

Face Amount
SHORT-TERM INVESTMENTS(b) - 3.1%
MONEY MARKET FUND - 0.8%
$ 14,033,114	Invesco STIT - Government & Agency Portfolio(c) (Cost - $14,033,114)	14,033,114

TIME DEPOSITS - 2.3%
12,466,436	ANZ National Bank - London, 0.150% due 6/1/16	12,466,436
28,130,187	Banco Santander SA - Frankfurt, 0.150% due 6/1/16	28,130,187

	TOTAL TIME DEPOSITS (Cost - $40,596,623)	40,596,623

	TOTAL SHORT-TERM INVESTMENTS (Cost - $54,629,737)	54,629,737

	TOTAL INVESTMENTS - 100.7% (Cost - $1,443,849,976#)	1,772,746,754

	Liabilities in Excess of Other Assets - (0.7)%	(12,216,091)

	TOTAL NET ASSETS - 100.0%	$1,760,530,663

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.3%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Information Technology	21.6%
Health Care	15.1
Financials	16.8
Consumer Discretionary	11.8
Consumer Staples	9.1
Industrials	9.0
Energy	6.7
Materials	2.7
Telecommunication Services	2.0
Utilities	2.1
Short-Term Investments	3.1

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.4%
2,890	American Axle & Manufacturing Holdings Inc.*	$48,176
2,154	Cooper Tire & Rubber Co.	69,208
510	Cooper-Standard Holding Inc.*	43,835
5,752	Dana Holding Corp.	69,139
991	Dorman Products Inc.*	54,713
898	Drew Industries Inc.	69,469
1,110	Federal-Mogul Holdings Corp.*	9,413
597	Fox Factory Holding Corp.*	9,934
10,931	Gentex Corp.	181,236
1,340	Gentherm Inc.*	49,017
10,568	Goodyear Tire & Rubber Co. (The)	295,587
653	Horizon Global Corp.*	7,608
2,769	Lear Corp.	328,846
445	Metaldyne Performance Group Inc.	7,254
1,683	Modine Manufacturing Co.*	16,830
665	Motorcar Parts of America Inc.*	19,923
749	Standard Motor Products Inc.	28,941
1,084	Stoneridge Inc.*	17,788
127	Strattec Security Corp.	5,875
833	Superior Industries International Inc.	22,608
2,170	Tenneco Inc.*	116,572
738	Tower International Inc.	15,993
1,509	Visteon Corp.	113,145

	Total Auto Components	1,601,110

Automobiles - 0.0%
1,700	Thor Industries Inc.	110,500
1,073	Winnebago Industries Inc.	24,164

	Total Automobiles	134,664

Distributors - 0.4%
865	Core-Mark Holding Co., Inc.	74,061
188	Fenix Parts Inc.*	728
38,687	LKQ Corp.*	1,279,379
1,628	Pool Corp.	149,076
291	VOXX International Corp., Class A Shares*	963
241	Weyco Group Inc.	6,642

	Total Distributors	1,510,849

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Diversified Consumer Services - 1.0%
595	American Public Education Inc.*	$16,815
3,596	Apollo Education Group Inc.*	33,047
591	Ascent Capital Group Inc., Class A Shares*	11,075
638	Bridgepoint Education Inc.*	4,957
29,906	Bright Horizons Family Solutions Inc.*	1,937,610
206	Cambium Learning Group Inc.*	950
421	Capella Education Co.	22,090
2,550	Career Education Corp.*	14,994
546	Carriage Services Inc., Class A Shares	12,853
2,854	Chegg Inc.*	13,927
367	Collectors Universe Inc.	7,142
2,408	DeVry Education Group Inc.	43,585
134	Graham Holdings Co., Class B Shares	66,725
1,764	Grand Canyon Education Inc.*	73,665
4,624	Houghton Mifflin Harcourt Co.*	79,533
1,217	K12 Inc.*	14,446
84	Liberty Tax Inc.	983
3,533	LifeLock Inc.*	46,176
89,241	Regis Corp.*	1,163,703
7,608	Service Corp. International	208,459
3,842	ServiceMaster Global Holdings Inc.*	146,918
2,019	Sotheby’s	60,368
452	Strayer Education Inc.*	21,773
309	Universal Technical Institute Inc.	1,016
1,152	Weight Watchers International Inc.*(a)	17,464

	Total Diversified Consumer Services	4,020,274

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Hotels, Restaurants & Leisure - 2.1%
49,494	Aramark	$1,647,655
3,982	Belmond Ltd., Class A Shares*	37,869
61	Biglari Holdings Inc.*	24,419
783	BJ’s Restaurants Inc.*	35,078
4,389	Bloomin’ Brands Inc.	83,610
763	Bob Evans Farms Inc.	34,037
366	Bojangles’ Inc.*	6,405
3,108	Boyd Gaming Corp.*	58,772
751	Bravo Brio Restaurant Group Inc.*	5,572
2,150	Brinker International Inc.	96,686
712	Buffalo Wild Wings Inc.*	103,518
2,111	Caesars Acquisition Co., Class A Shares*	20,983
2,177	Caesars Entertainment Corp.*(a)	15,957
1,332	Carrols Restaurant Group Inc.*	16,144
1,814	Cheesecake Factory Inc. (The)	90,464
1,435	Choice Hotels International Inc.	65,120
501	Churchill Downs Inc.	62,881
558	Chuy’s Holdings Inc.*	18,386
1,729	ClubCorp Holdings Inc.	20,869
714	Cracker Barrel Old Country Store Inc.(a)	108,157
19,189	Dave & Buster’s Entertainment Inc.*	748,947
1,025	Del Frisco’s Restaurant Group Inc.*	15,847
3,069	Denny’s Corp.*	32,930
1,676	Diamond Resorts International Inc.*(a)	38,431
640	DineEquity Inc.	53,798
1,879	Domino’s Pizza Inc.	227,134
3,590	Dunkin’ Brands Group Inc.	155,411
636	El Pollo Loco Holdings Inc.*	7,079
1,389	Eldorado Resorts Inc.*	20,696
60	Empire Resorts Inc.*	1,169
2,459	Extended Stay America Inc.	35,065
1,002	Fiesta Restaurant Group Inc.*	25,180
73	Fogo De Chao Inc.*	981
485	Habit Restaurants Inc. (The), Class A Shares*(a)	8,677
3,565	International Game Technology PLC	67,592
1,046	International Speedway Corp., Class A Shares	34,602
4,072	Interval Leisure Group Inc.	58,474
782	Intrawest Resorts Holdings Inc.*	8,500
907	Isle of Capri Casinos Inc.*	14,412
603	J Alexander’s Holdings Inc.*	6,271
1,303	Jack in the Box Inc.	111,016
521	Jamba Inc.*	5,945
125	Kona Grill Inc.*(a)	1,576
2,418	Krispy Kreme Doughnuts Inc.*	51,697
3,741	La Quinta Holdings Inc.*	44,443
638	Marcus Corp. (The)	12,377
950	Marriott Vacations Worldwide Corp.	57,570
11,479	MGM Resorts International*	262,295
464	Monarch Casino & Resort Inc.*	9,800
633	Morgans Hotel Group Co.*	1,386
502	Noodles & Co., Class A Shares*	4,709
860	Panera Bread Co., Class A Shares*	188,469
1,028	Papa John’s International Inc.	65,114
534	Papa Murphy’s Holdings Inc.*	4,005
3,422	Penn National Gaming Inc.*	53,623
2,285	Pinnacle Entertainment Inc.*	25,729
610	Planet Fitness Inc., Class A Shares*	10,895
862	Popeyes Louisiana Kitchen Inc.*	50,099
839	Potbelly Corp.*(a)	11,092
529	Red Robin Gourmet Burgers Inc.*	26,826
12,293	Royal Caribbean Cruises Ltd.(a)	951,355
2,263	Ruby Tuesday Inc.*	8,780
1,227	Ruth’s Hospitality Group Inc.	20,381
1,773	Scientific Games Corp., Class A Shares*(a)	17,358
2,558	SeaWorld Entertainment Inc.	44,663
255	Shake Shack Inc., Class A Shares*	9,767
2,742	Six Flags Entertainment Corp.	158,186
1,841	Sonic Corp.	54,843
436	Speedway Motorsports Inc.	7,547

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
19,061	Texas Roadhouse Inc., Class A Shares	$854,123
9,804	Vail Resorts Inc.	1,286,775
7,624	Wendy’s Co. (The)	78,375
272	Wingstop Inc.*(a)	7,589
748	Zoe’s Kitchen Inc.*(a)	27,616

	Total Hotels, Restaurants & Leisure	8,639,802

Household Durables - 2.2%
334	Bassett Furniture Industries Inc.	9,322
1,147	Beazer Homes USA Inc.*	9,004
2,915	CalAtlantic Group Inc.	107,826
334	Cavco Industries Inc.*	33,173
563	Century Communities Inc.*	10,196
315	CSS Industries Inc.	8,423
12,583	DR Horton Inc.	384,537
949	Ethan Allen Interiors Inc.	32,048
189	Flexsteel Industries Inc.	7,730
3,412	GoPro Inc., Class A Shares*(a)	35,041
868	Green Brick Partners Inc.*	6,198
14,921	Harman International Industries Inc.	1,167,419
1,063	Helen of Troy Ltd.*	109,308
316	Hooker Furniture Corp.	7,644
4,869	Hovnanian Enterprises Inc., Class A Shares*	9,251
36,438	Installed Building Products Inc.*	1,218,122
7,111	iRobot Corp.*(a)	273,774
2,799	KB Home(a)	39,018
1,911	La-Z-Boy Inc.	50,603
5,130	Leggett & Platt Inc.	257,834
6,503	Lennar Corp., Class A Shares	296,342
379	Lennar Corp., Class B Shares	13,871
609	LGI Homes Inc.*(a)	16,455
847	Libbey Inc.	14,475
440	Lifetime Brands Inc.	6,415
932	M/I Homes Inc.*	17,596
1,509	MDC Holdings Inc.	35,069
1,515	Meritage Homes Corp.*	55,282
12,974	Mohawk Industries Inc.*	2,551,856
147	NACCO Industries Inc., Class A Shares	7,723
522	New Home Co., Inc. (The)*	5,288
152	NVR Inc.*	263,416
13,654	PulteGroup Inc.	256,149
330	Skullcandy Inc.*	1,284
1,231	Taylor Morrison Home Corp., Class A Shares*	18,342
2,284	Tempur Sealy International Inc.*	132,974
6,592	Toll Brothers Inc.*	192,157
25,200	TopBuild Corp.*	910,728
6,153	TRI Pointe Group Inc.*	71,744
1,870	Tupperware Brands Corp.	105,805
540	Universal Electronics Inc.*	35,062
541	WCI Communities Inc.*	9,311
714	William Lyon Homes, Class A Shares*(a)	11,581
1,043	ZAGG Inc.*	5,048

	Total Household Durables	8,810,444

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Internet & Catalog Retail - 0.6%
938	1-800-Flowers.com Inc., Class A Shares*	$7,560
57,091	Blue Nile Inc.	1,505,490
320	Duluth Holdings Inc., Class B Shares*(a)	8,480
756	Etsy Inc.*	6,993
3,686	Expedia Inc.	410,031
744	FTD Cos., Inc.*	20,267
16,752	Groupon Inc., Class A Shares*	59,302
1,219	HSN Inc.	63,839
647	Lands’ End Inc.*	10,850
2,790	Liberty TripAdvisor Holdings Inc., Class A Shares*	64,086
5,401	Liberty Ventures, Series A*	201,511
1,061	Nutrisystem Inc.	28,796
446	Overstock.com Inc.*	7,604
1,167	PetMed Express Inc.	21,975
1,315	Shutterfly Inc.*	63,514
772	Wayfair Inc., Class A Shares*(a)	31,791

	Total Internet & Catalog Retail	2,512,089

Leisure Products - 0.6%
482	Arctic Cat Inc.	7,606
322	Black Diamond Inc.*	1,343
38,611	Brunswick Corp.	1,848,308
3,082	Callaway Golf Co.	31,005
137	Escalade Inc.	1,558
826	JAKKS Pacific Inc.*(a)	6,162
74	Johnson Outdoors Inc., Class A Shares	1,950
630	Malibu Boats Inc., Class A Shares*	8,568
151	Marine Products Corp.	1,308
103	MCBC Holdings Inc.*	1,584
1,209	Nautilus Inc.*	24,942
3,023	Performance Sports Group Ltd.*(a)	9,825
2,483	Polaris Industries Inc.(a)	211,105
2,008	Smith & Wesson Holding Corp.*	48,935
701	Sturm Ruger & Co., Inc.	46,427
2,395	Vista Outdoor Inc.*	120,181

	Total Leisure Products	2,370,807

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Media - 1.6%
754	AMC Entertainment Holdings Inc., Class A Shares	$21,670
2,239	AMC Networks Inc., Class A Shares*	143,162
130	Cable One Inc.	63,699
7,839	Cablevision Systems Corp., Class A Shares	271,857
913	Carmike Cinemas Inc.*	27,280
3,020	Central European Media Enterprises Ltd., Class A Shares*	8,033
4,312	Cinemark Holdings Inc.	156,008
1,440	Clear Channel Outdoor Holdings Inc., Class A Shares	9,259
2,853	Cumulus Media Inc., Class A Shares*	912
40	Daily Journal Corp.*	7,892
2,824	DreamWorks Animation SKG Inc., Class A Shares*	113,638
955	Entercom Communications Corp., Class A Shares	12,128
2,218	Entravision Communications Corp., Class A Shares	16,014
902	Eros International PLC*(a)	13,259
2,204	EW Scripps Co. (The), Class A Shares*	37,159
4,242	Gannett Co., Inc.	66,260
1,735	Global Eagle Entertainment Inc.*	12,579
2,546	Gray Television Inc.*	30,094
2,240	Harte-Hanks Inc.	2,215
454	Hemisphere Media Group Inc., Class A Shares*	4,953
17,528	IMAX Corp.*	584,384
16,086	Interpublic Group of Cos., Inc. (The)	384,455
1,764	John Wiley & Sons Inc., Class A Shares	95,044
996	Liberty Broadband Corp., Class A Shares*	57,569
2,454	Liberty Broadband Corp., Class C Shares*	141,915
3,552	Lions Gate Entertainment Corp.	79,210
5,414	Live Nation Entertainment Inc.*	130,748
496	Loral Space & Communications Inc.*	19,032
6,347	Madison Square Garden Co. (The), Class A Shares*	1,063,313
1,638	MDC Partners Inc., Class A Shares	29,386
3,600	Media General Inc.*	64,224
1,388	Meredith Corp.	68,706
2,310	MSG Networks Inc., Class A Shares*	39,986
2,321	National CineMedia Inc.	33,887
1,700	New Media Investment Group Inc.	29,631
5,218	New York Times Co. (The), Class A Shares	63,086
20,727	Nexstar Broadcasting Group Inc., Class A Shares(a)	1,103,091
591	Reading International Inc., Class A Shares*	7,399
3,089	Regal Entertainment Group, Class A Shares(a)	64,962
152	Saga Communications Inc., Class A Shares	6,288
1,009	Scholastic Corp.	39,401
2,487	Sinclair Broadcast Group Inc., Class A Shares	78,664
288	Sizmek Inc.*	703
30,066	Starz, Class A Shares*	811,782
8,470	TEGNA Inc.	194,471
4,147	Time Inc.	65,813
104	Townsquare Media Inc., Class A Shares*	918
3,010	Tribune Media Co., Class A Shares	121,152
1,047	Tribune Publishing Co.	12,271
1,191	World Wrestling Entertainment Inc., Class A Shares(a)	20,926

	Total Media	6,430,488

Multiline Retail - 0.7%
1,863	Big Lots Inc.(a)	97,435
809	Dillard’s Inc., Class A Shares	47,820
14,852	Dollar General Corp.	1,335,195
12,720	Dollar Tree Inc.*	1,151,669
1,321	Fred’s Inc., Class A Shares	19,392
12,222	JC Penney Co., Inc.*(a)	95,209
404	Ollie’s Bargain Outlet Holdings Inc.*(a)	10,128
591	Sears Holdings Corp.*(a)	7,837
1,578	Tuesday Morning Corp.*	10,730

	Total Multiline Retail	2,775,415

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Specialty Retail - 2.6%
2,449	Aaron’s Inc.	$61,470
2,611	Abercrombie & Fitch Co., Class A Shares	51,933
4,846	Advance Auto Parts Inc.	745,509
6,780	American Eagle Outfitters Inc.	106,039
323	America’s Car-Mart Inc.*	7,681
958	Asbury Automotive Group Inc.*	53,744
6,438	Ascena Retail Group Inc.*	46,482
2,564	AutoNation Inc.*	129,328
1,099	Barnes & Noble Education Inc.*	10,440
1,968	Barnes & Noble Inc.	22,888
682	Big 5 Sporting Goods Corp.	5,715
615	Boot Barn Holdings Inc.*	4,680
1,064	Buckle Inc. (The)(a)	26,313
571	Build-A-Bear Workshop Inc.*	7,903
2,825	Burlington Stores Inc.*	170,517
1,800	Cabela’s Inc.*	87,408
1,639	Caleres Inc.	40,090
980	Cato Corp. (The), Class A Shares	37,093
5,021	Chico’s FAS Inc.	54,478
772	Children’s Place Inc. (The)	54,410
2,196	Christopher & Banks Corp.*	4,282
564	Citi Trends Inc.	8,770
945	Conn’s Inc.*	10,499
932	Container Store Group Inc. (The)*	5,014
2,884	CST Brands Inc.	109,390
1,308	Destination XL Group Inc.*	6,121
3,437	Dick’s Sporting Goods Inc.	147,447
2,759	DSW Inc., Class A Shares	58,380
30,688	Express Inc.*	446,203
1,731	Finish Line Inc. (The), Class A Shares	31,383
2,034	Five Below Inc.*	85,143
5,217	Foot Locker Inc.	291,735
1,629	Francesca’s Holdings Corp.*	16,974
4,005	GameStop Corp., Class A Shares(a)	116,545
831	Genesco Inc.*	53,683
19,394	GNC Holdings Inc., Class A Shares	505,214
887	Group 1 Automotive Inc.	55,154
2,327	Guess? Inc.	36,697
806	Haverty Furniture Cos., Inc.	14,983
857	Hibbett Sports Inc.*	29,601
609	Kirkland’s Inc.	8,094
855	Lithia Motors Inc., Class A Shares	70,401
978	Lumber Liquidators Holdings Inc.*(a)	12,812
912	MarineMax Inc.*	15,486
773	Mattress Firm Holding Corp.*	26,112
2,347	Michaels Cos., Inc. (The)*	68,791
1,188	Monro Muffler Brake Inc.	74,785
1,564	Murphy USA Inc.*	106,336
25,200	New York & Co., Inc.*	44,352
90,778	Office Depot Inc.*	324,985
2,469	O’Reilly Automotive Inc.*	652,878
663	Outerwall Inc.	27,349
1,421	Party City Holdco Inc.*	19,809
1,799	Penske Automotive Group Inc.	71,096
3,368	Pier 1 Imports Inc.	18,861
2,024	Rent-A-Center Inc.	26,656
1,258	Restoration Hardware Holdings Inc.*(a)	41,841
74,448	Ross Stores Inc.	3,975,523
5,464	Sally Beauty Holdings Inc.*	156,926
14,155	Select Comfort Corp.*	317,355
652	Shoe Carnival Inc.	15,192
1,126	Sonic Automotive Inc., Class A Shares	20,110
690	Sportsman’s Warehouse Holdings Inc.*	5,962
1,154	Stage Stores Inc.	6,382
1,078	Stein Mart Inc.	7,492
1,912	Tailored Brands Inc.	26,366
1,115	Tile Shop Holdings Inc.*	20,349
161	Tilly’s Inc., Class A Shares*	950
2,480	Ulta Salon Cosmetics & Fragrance Inc.*	577,865

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
3,259	Urban Outfitters Inc.*	$92,979
942	Vitamin Shoppe Inc.*	28,486
682	West Marine Inc.*	6,261
3,420	Williams-Sonoma Inc.	181,397
75	Winmark Corp.	7,369
808	Zumiez Inc.*(a)	12,023

	Total Specialty Retail	10,826,970

Textiles, Apparel & Luxury Goods - 2.2%
32,086	Carter’s Inc.	3,225,926
346	Cherokee Inc.*	4,882
1,072	Columbia Sportswear Co.	56,998
26,635	Crocs Inc.*	262,088
373	Culp Inc.	10,254
7,233	Deckers Outdoor Corp.*	380,384
1,588	Fossil Group Inc.*	44,258
1,491	G-III Apparel Group Ltd.*	58,328
59,165	Hanesbrands Inc.	1,601,597
1,912	Iconix Brand Group Inc.*(a)	14,742
4,785	Kate Spade & Co.*	104,600
13,903	Lululemon Athletica Inc.*(a)	904,112
566	Movado Group Inc.	11,614
547	Oxford Industries Inc.	34,663
489	Perry Ellis International Inc.*	9,467
19,673	PVH Corp.	1,845,327
1,372	Sequential Brands Group Inc.*(a)	11,058
4,582	Skechers U.S.A. Inc., Class A Shares*	142,821
2,106	Steven Madden Ltd.*	72,257
332	Superior Uniform Group Inc.	5,876
2,106	Tumi Holdings Inc.*	56,504
532	Unifi Inc.*	13,369
805	Vera Bradley Inc.*	12,333
939	Vince Holding Corp.*(a)	5,287
3,885	Wolverine World Wide Inc.	70,746

	Total Textiles, Apparel & Luxury Goods	8,959,491

	TOTAL CONSUMER DISCRETIONARY	58,592,403

CONSUMER STAPLES - 2.7%
Beverages - 0.4%
343	Boston Beer Co., Inc. (The), Class A Shares*	53,302
9,090	Brown-Forman Corp., Class B Shares	891,456
993	Castle Brands Inc.*	890
175	Coca-Cola Bottling Co. Consolidated	21,612
147	Craft Brew Alliance Inc.*	1,394
405	MGP Ingredients Inc.	13,252
5,009	Monster Beverage Corp.*	751,350
408	National Beverage Corp.*	21,249

	Total Beverages	1,754,505

Food & Staples Retailing - 0.9%
1,083	Andersons Inc. (The)	38,750
1,443	Casey’s General Stores Inc.	173,463
782	Chefs’ Warehouse Inc. (The)*	11,871
484	Ingles Markets Inc., Class A Shares	18,043
69,452	Kroger Co. (The)	2,483,604
321	Natural Grocers by Vitamin Cottage Inc.*(a)	4,253
912	Performance Food Group Co.*	22,645
731	PriceSmart Inc.	64,759
38,110	Rite Aid Corp.*	293,447
986	Smart & Final Stores Inc.*	15,648
1,414	SpartanNash Co.	42,010
5,887	Sprouts Farmers Market Inc.*	145,762
9,891	SUPERVALU Inc.*	45,795
1,891	United Natural Foods Inc.*	70,459
271	Village Super Market Inc., Class A Shares	7,344
391	Weis Markets Inc.	19,616

	Total Food & Staples Retailing	3,457,469

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Food Products - 0.7%
205	Alico Inc.	$6,242
557	Amplify Snack Brands Inc.*(a)	7,269
2,344	B&G Foods Inc.	100,769
1,461	Blue Buffalo Pet Products Inc.*(a)	37,752
545	Calavo Growers Inc.	30,853
1,170	Cal-Maine Foods Inc.(a)	52,065
6,249	Darling Ingredients Inc.*	95,922
3,558	Dean Foods Co.(a)	65,040
287	Farmer Brothers Co.*	8,108
6,500	Flowers Foods Inc.	121,875
1,256	Fresh Del Monte Produce Inc.	65,777
850	Freshpet Inc.*(a)	7,871
3,836	Hain Celestial Group Inc. (The)*	189,652
2,659	Ingredion Inc.	312,193
1,017	Inventure Foods Inc.*	7,617
554	J&J Snack Foods Corp.	58,447
320	John B Sanfilippo & Son Inc.	15,142
686	Lancaster Colony Corp.	83,164
918	Landec Corp.*	10,631
83	Lifeway Foods Inc.*	786
432	Limoneira Co.	7,106
6,583	Mead Johnson Nutrition Co., Class A Shares	541,649
841	Omega Protein Corp.*	16,601
2,390	Pilgrim’s Pride Corp.	59,439
4,350	Pinnacle Foods Inc.	183,266
2,308	Post Holdings Inc.*	175,431
844	Sanderson Farms Inc.(a)	75,715
10	Seaboard Corp.*	30,200
283	Seneca Foods Corp., Class A Shares*	8,835
2,591	Snyder’s-Lance Inc.	80,088
749	Tootsie Roll Industries Inc.(a)	26,807
2,117	TreeHouse Foods Inc.*	200,480
6,541	WhiteWave Foods Co. (The), Class A Shares*	292,056

	Total Food Products	2,974,848

Household Products - 0.5%
20,456	Central Garden & Pet Co.*	382,118
60,390	Central Garden & Pet Co., Class A Shares*	1,100,910
2,328	Energizer Holdings Inc.	110,184
2,956	HRG Group Inc.*	38,812
189	Oil-Dri Corp. of America	6,144
335	Orchids Paper Products Co.	10,640
942	Spectrum Brands Holdings Inc.	109,809
535	WD-40 Co.	59,583

	Total Household Products	1,818,200

Personal Products - 0.2%
16,329	Avon Products Inc.	63,683
2,926	Coty Inc., Class A Shares(a)	77,071
2,318	Edgewell Personal Care Co.*	184,119
21,164	Elizabeth Arden Inc.*(a)	194,286
2,757	Herbalife Ltd.*(a)	159,603
602	Inter Parfums Inc.	17,602
391	Medifast Inc.	12,477
287	Natural Health Trends Corp.	8,567
154	Nature’s Sunshine Products Inc.	1,515
2,199	Nu Skin Enterprises Inc., Class A Shares(a)	86,751
347	Nutraceutical International Corp.*	8,220
450	Revlon Inc., Class A Shares*	14,031
1,153	Synutra International Inc.*	4,727
206	USANA Health Sciences Inc.*(a)	24,854

	Total Personal Products	857,506

Tobacco - 0.0%
852	Universal Corp.	46,604
3,223	Vector Group Ltd.	69,198

	Total Tobacco	115,802

	TOTAL CONSUMER STAPLES	10,978,330

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.2%
Energy Equipment & Services - 0.5%
2,750	Archrock Inc.	$20,983
2,527	Atwood Oceanics Inc.(a)	26,963
2,127	Basic Energy Services Inc.*	4,169
1,386	Bristow Group Inc.	18,586
830	C&J Energy Services Ltd.*	441
815	CARBO Ceramics Inc.(a)	10,049
2,392	Diamond Offshore Drilling Inc.	61,762
1,446	Dril-Quip Inc.*	88,249
10,999	Ensco PLC, Class A Shares	108,780
852	Era Group Inc.*	8,154
1,219	Exterran Corp.*	15,274
2,759	Fairmount Santrol Holdings Inc.*(a)	14,844
2,355	Forum Energy Technologies Inc.*	39,517
1,357	Frank’s International NV	21,726
506	Geospace Technologies Corp.*	8,769
1,059	Gulfmark Offshore Inc., Class A Shares*(a)	3,431
3,954	Helix Energy Solutions Group Inc.*	31,672
1,107	Hornbeck Offshore Services Inc.*	9,199
219	Independence Contract Drilling Inc.*	876
255	ION Geophysical Corp.*	1,777
3,588	Key Energy Services Inc.*	1,088
947	Matrix Service Co.*	15,692
39,362	McDermott International Inc.*	186,970
10,791	Nabors Industries Ltd.	101,435
441	Natural Gas Services Group Inc.*	8,939
3,454	Newpark Resources Inc.*	15,854
9,057	Noble Corp. PLC	75,535
255	Nordic American Offshore Ltd.(a)	1,265
3,683	Oceaneering International Inc.	121,760
1,935	Oil States International Inc.*	63,584
7,206	Parker Drilling Co.*	15,853
5,917	Patterson-UTI Energy Inc.	110,115
474	PHI Inc.*	8,105
2,834	Pioneer Energy Services Corp.*	10,117
503	RigNet Inc.*	6,252
4,687	Rowan Cos. PLC, Class A Shares	79,351
2,148	RPC Inc.*(a)	31,683
658	SEACOR Holdings Inc.*	37,750
14,119	Seadrill Ltd.*(a)	43,628
5,614	Superior Energy Services Inc.	96,785
1,492	Tesco Corp.	10,922
59,162	TETRA Technologies Inc.*	323,616
2,042	Tidewater Inc.(a)	8,842
1,924	Unit Corp.*	26,878
2,374	US Silica Holdings Inc.(a)	67,730

	Total Energy Equipment & Services	1,964,970

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Oil, Gas & Consumable Fuels - 1.7%
5,731	Abraxas Petroleum Corp.*	$6,476
32	Adams Resources & Energy Inc.	1,241
1,000	Alon USA Energy Inc.(a)	7,550
1,091	Approach Resources Inc.*(a)	2,913
766	Ardmore Shipping Corp.	7,262
1,916	Bill Barrett Corp.*	13,623
3,359	Bonanza Creek Energy Inc.*(a)	8,834
20,141	California Resources Corp.	30,614
4,531	Callon Petroleum Co.*	51,608
20,375	Carrizo Oil & Gas Inc.*	784,438
754	Clayton Williams Energy Inc.*(a)	18,993
2,824	Clean Energy Fuels Corp.*	9,178
2,918	Cloud Peak Energy Inc.*(a)	5,719
14,029	Cobalt International Energy Inc.*	31,425
2,939	Concho Resources Inc.*	356,618
8,642	CONSOL Energy Inc.(a)	132,741
955	Contango Oil & Gas Co.*	10,333
620	CVR Energy Inc.(a)	12,177
2,193	Delek US Holdings Inc.	30,220
13,789	Denbury Resources Inc.	55,294
3,666	DHT Holdings Inc.	20,016
2,773	Diamondback Energy Inc.*	252,204
869	Dorian LPG Ltd.*	7,769
1,180	Eclipse Resources Corp.*	3,151
3,682	Energen Corp.	175,337
2,405	Energy Fuels Inc.*(a)	5,315
1,462	EP Energy Corp., Class A Shares*	8,260
401	Erin Energy Corp.*(a)	970
1,250	Evolution Petroleum Corp.	6,988
7,330	EXCO Resources Inc.*	6,611
1,731	Frontline Ltd.(a)	15,371
1,462	GasLog Ltd.	18,202
4,186	Gastar Exploration Inc.*	3,851
878	Gener8 Maritime Inc.*	6,348
3,357	Golar LNG Ltd.(a)	58,412
1,522	Green Plains Inc.	28,248
4,873	Gulfport Energy Corp.*	149,796
1,926	Halcon Resources Corp.*	586
204	Hallador Energy Co.	871
14	Isramco Inc.*	1,305
677	Jones Energy Inc., Class A Shares*	2,573
6,131	Kosmos Energy Ltd.*	35,192
4,699	Laredo Petroleum Inc.*(a)	56,905
3,055	Matador Resources Co.*	69,410
3,468	Memorial Resource Development Corp.*	54,794
54,110	Navigator Holdings Ltd.*(a)	753,752
3,788	Navios Maritime Acquisition Corp.	7,046
7,674	Newfield Exploration Co.*	312,869
3,305	Nordic American Tankers Ltd.	50,798
2,554	Northern Oil and Gas Inc.*	11,135
6,850	Oasis Petroleum Inc.*	68,774
1,384	Pacific Ethanol Inc.*	8,761
664	Panhandle Oil and Gas Inc., Class A Shares	10,677
972	Par Pacific Holdings Inc.*	14,872
4,284	Parsley Energy Inc., Class A Shares*	111,684
3,636	PBF Energy Inc., Class A Shares	95,881
1,829	PDC Energy Inc.*	106,173
10,172	Pioneer Natural Resources Co.	1,630,775
8,416	QEP Resources Inc.	156,790
1,869	Renewable Energy Group Inc.*	17,214
188	REX American Resources Corp.*	10,983
1,323	Rex Energy Corp.*(a)	979
1,179	Ring Energy Inc.*	9,538
2,508	RSP Permian Inc.*	82,588
2,104	Sanchez Energy Corp.*(a)	16,495
6,714	Scorpio Tankers Inc.	39,478
1,674	SemGroup Corp., Class A Shares	53,217
2,306	Ship Finance International Ltd.(a)	36,965
2,580	SM Energy Co.(a)	81,322

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
981	Stone Energy Corp.*	$530
7,009	Synergy Resources Corp.*	42,334
6,083	Targa Resources Corp.	260,535
1,854	Teekay Corp.	19,504
3,872	Teekay Tankers Ltd., Class A Shares	13,707
1,356	Uranium Energy Corp.*	1,058
611	W&T Offshore Inc.*	1,289
2,693	Western Refining Inc.	57,199
808	Westmoreland Coal Co.*	6,537
7,762	Whiting Petroleum Corp.*	95,861
2,718	World Fuel Services Corp.	124,947
8,956	WPX Energy Inc.*	92,157

	Total Oil, Gas & Consumable Fuels	6,970,166

	TOTAL ENERGY	8,935,136

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 16.8%
Banks - 5.4%
587	1st Source Corp.	$19,893
321	Access National Corp.	6,590
51	Allegiance Bancshares Inc.*	1,218
285	American National Bankshares Inc.	7,726
1,202	Ameris Bancorp	38,260
308	Ames National Corp.	7,749
379	Arrow Financial Corp.	11,014
5,736	Associated Banc-Corp.	107,206
1,658	Banc of California Inc.	33,259
276	BancFirst Corp.	17,311
1,179	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	31,456
1,259	Bancorp Inc. (The)*	8,498
3,628	BancorpSouth Inc.	86,673
1,629	Bank of Hawaii Corp.	117,044
208	Bank of Marin Bancorp	10,573
2,910	Bank of the Ozarks Inc.	113,228
94,516	BankUnited Inc.	3,128,480
784	Banner Corp.	34,880
209	Bar Harbor Bankshares	7,041
2,967	BBCN Bancorp Inc.	48,243
1,127	Berkshire Hills Bancorp Inc.	30,970
1,311	Blue Hills Bancorp Inc.	18,603
1,154	BNC Bancorp	27,511
1,052	BOK Financial Corp.	67,054
3,093	Boston Private Financial Holdings Inc.	38,941
599	Bridge Bancorp Inc.	17,952
2,631	Brookline Bancorp Inc.	30,599
743	Bryn Mawr Bank Corp.	21,725
251	C1 Financial Inc.*	5,986
255	Camden National Corp.	10,970
769	Capital Bank Financial Corp., Class A Shares	23,716
423	Capital City Bank Group Inc.	6,556
1,107	Cardinal Financial Corp.	25,129
1,127	Cascade Bancorp*	6,368
2,985	Cathay General Bancorp	91,998
1,807	CenterState Banks Inc.	28,587
944	Central Pacific Financial Corp.	22,628
157	Century Bancorp Inc., Class A Shares	6,707
1,248	Chemical Financial Corp.	49,171
39,979	CIT Group Inc.	1,369,681
396	Citizens & Northern Corp.	8,031
524	City Holding Co.	25,760
486	CNB Financial Corp.	8,675
1,454	CoBiz Financial Inc.	18,393
2,142	Columbia Banking System Inc.	65,267
10,500	Comerica Inc.	494,550
3,410	Commerce Bancshares Inc.	166,851
1,592	Community Bank System Inc.	65,654
590	Community Trust Bancorp Inc.	21,287
485	CommunityOne Bancorp*	6,489
1,219	ConnectOne Bancorp Inc.	19,309
756	CU Bancorp*	17,464
11,675	Cullen/Frost Bankers Inc.(a)	781,057
1,061	Customers Bancorp Inc.*	28,530
3,945	CVB Financial Corp.	69,235
1,113	Eagle Bancorp Inc.*	57,308
33,250	East West Bancorp Inc.	1,283,450
273	Enterprise Bancorp Inc.	6,353
681	Enterprise Financial Services Corp.	19,477
42	Equity Bancshares Inc., Class A Shares*	998
264	Farmers Capital Bank Corp.	7,178
1,047	FCB Financial Holdings Inc., Class A Shares*	38,708
590	Fidelity Southern Corp.	9,652
590	Financial Institutions Inc.	16,496
4,448	First Bancorp*	18,726
692	First Bancorp	13,653
362	First Bancorp Inc.	7,294
953	First Busey Corp.	21,147

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
306	First Business Financial Services Inc.	$7,567
319	First Citizens BancShares Inc., Class A Shares	82,640
3,361	First Commonwealth Financial Corp.	31,560
558	First Community Bancshares Inc.	12,198
572	First Connecticut Bancorp Inc.	9,278
2,305	First Financial Bancorp	45,570
2,611	First Financial Bankshares Inc.(a)	87,495
531	First Financial Corp.	19,615
8,784	First Horizon National Corp.	127,895
738	First Interstate BancSystem Inc., Class A Shares	21,380
1,500	First Merchants Corp.	38,865
2,923	First Midwest Bancorp Inc.	54,660
630	First NBC Bank Holding Co.*	11,762
23,286	First Niagara Financial Group Inc.	254,283
408	First of Long Island Corp. (The)	12,277
35,507	First Republic Bank	2,571,062
6,200	FirstMerit Corp.	140,616
1,167	Flushing Financial Corp.	24,344
7,615	FNB Corp.	101,965
224	Franklin Financial Network Inc.*	6,944
6,599	Fulton Financial Corp.	94,036
600	German American Bancorp Inc.	19,314
2,816	Glacier Bancorp Inc.	76,989
413	Great Southern Bancorp Inc.	16,202
1,542	Great Western Bancorp Inc.	52,459
219	Green Bancorp Inc.*	1,820
520	Guaranty Bancorp	8,320
508	Hampton Roads Bankshares Inc.*	889
2,933	Hancock Holding Co.	80,628
1,126	Hanmi Financial Corp.	27,407
654	Heartland Financial USA Inc.	22,955
810	Heritage Commerce Corp.	8,716
1,189	Heritage Financial Corp.	21,711
851	Heritage Oaks Bancorp	6,851
2,901	Hilltop Holdings Inc.*	59,296
2,122	Home BancShares Inc.	93,262
1,042	HomeTrust Bancshares Inc.*	19,861
377	Horizon Bancorp	9,312
108,346	Huntington Bancshares Inc.	1,132,216
1,437	IBERIABANK Corp.	89,094
1,714	Independent Bank Corp.	58,956
358	Independent Bank Group Inc.	13,611
2,029	International Bancshares Corp.	56,893
12,311	Investors Bancorp Inc.	147,363
1,711	Lakeland Bancorp Inc.	19,745
643	Lakeland Financial Corp.	31,552
1,789	LegacyTexas Financial Group Inc.	48,160
64	Live Oak Bancshares Inc.	1,033
852	MainSource Financial Group Inc.	19,238
2,811	MB Financial Inc.	101,618
704	Mercantile Bank Corp.	17,206
65	Merchants Bancshares Inc.	1,983
269	MidWestOne Financial Group Inc.	7,831
1,188	National Bank Holdings Corp., Class A Shares	25,245
226	National Bankshares Inc.	7,537
263	National Commerce Corp.*	6,078
1,630	NBT Bancorp Inc.	47,531
264	Nicolet Bankshares Inc.*	10,032
1,688	OFG Bancorp	15,428
4,918	Old National Bancorp	64,721
1,029	Old Second Bancorp Inc.	7,440
431	Opus Bank	16,231
646	Pacific Continental Corp.	10,717
994	Pacific Premier Bancorp Inc.*	24,850
4,173	PacWest Bancorp	173,931
568	Park National Corp.(a)	53,358
2,860	Park Sterling Corp.	21,307
1,020	Peapack Gladstone Financial Corp.	19,390
326	Penns Woods Bancorp Inc.	13,803
1,039	Peoples Bancorp Inc.	22,432

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
471	Peoples Financial Services Corp.	$17,366
12,077	People’s United Financial Inc.	191,783
641	People’s Utah Bancorp	10,993
1,499	Pinnacle Financial Partners Inc.	73,721
3,898	Popular Inc.	122,163
373	Preferred Bank	12,279
3,140	PrivateBancorp Inc.	139,259
2,630	Prosperity Bancshares Inc.	141,625
393	QCR Holdings Inc.	10,725
1,491	Renasant Corp.	51,305
354	Republic Bancorp Inc., Class A Shares	9,816
1,289	S&T Bancorp Inc.	33,346
894	Sandy Spring Bancorp Inc.	26,275
995	Seacoast Banking Corp. of Florida*	16,756
827	ServisFirst Bancshares Inc.	43,037
401	Sierra Bancorp	6,925
9,489	Signature Bank*	1,281,015
1,108	Simmons First National Corp., Class A Shares	52,608
905	South State Corp.	65,603
928	Southside Bancshares Inc.	27,367
711	Southwest Bancorp Inc.	12,066
1,268	State Bank Financial Corp.	27,566
4,489	Sterling Bancorp	73,889
819	Stock Yards Bancorp Inc.	23,776
403	Stonegate Bank	12,880
416	Suffolk Bancorp	10,521
316	Sun Bancorp Inc.*	6,557
2,004	SVB Financial Group*	220,841
4,965	Synovus Financial Corp.	159,724
1,904	Talmer Bancorp Inc., Class A Shares	37,966
48,279	TCF Financial Corp.	693,769
10,927	Texas Capital Bancshares Inc.*	559,899
553	Tompkins Financial Corp.	36,797
1,687	Towne Bank	36,861
849	TriCo Bancshares	23,908
760	TriState Capital Holdings Inc.*	9,880
550	Triumph Bancorp Inc.*	8,833
2,531	Trustmark Corp.	62,718
1,473	UMB Financial Corp.	84,771
43,752	Umpqua Holdings Corp.	699,594
1,675	Union Bankshares Corp.	45,459
2,592	United Bankshares Inc.	103,188
1,975	United Community Banks Inc.	39,757
680	Univest Corp. of Pennsylvania	13,729
8,712	Valley National Bancorp	83,025
540	Washington Trust Bancorp Inc.	20,693
3,407	Webster Financial Corp.	133,418
1,427	WesBanco Inc.	46,606
534	West Bancorporation Inc.	10,050
953	Westamerica Bancorporation(a)	46,363
3,222	Western Alliance Bancorp*	121,469
2,687	Wilshire Bancorp Inc.	30,712
1,783	Wintrust Financial Corp.	94,980
1,619	Yadkin Financial Corp.	42,855
7,595	Zions Bancorporation	212,812

	Total Banks	21,784,619

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Capital Markets - 2.2%
1,386	Artisan Partners Asset Management Inc., Class A Shares	$45,294
22	Ashford Inc.*	1,153
296	Associated Capital Group Inc., Class A Shares*	8,865
75,338	BGC Partners Inc., Class A Shares	699,890
825	Calamos Asset Management Inc., Class A Shares	6,344
809	Cohen & Steers Inc.	31,219
4,582	Cowen Group Inc., Class A Shares*	15,350
129	Diamond Hill Investment Group Inc.	23,254
34,215	E*Trade Financial Corp.*	954,256
4,464	Eaton Vance Corp.	162,311
1,298	Evercore Partners Inc., Class A Shares	67,496
3,562	Federated Investors Inc., Class B Shares	115,124
1,991	Financial Engines Inc.(a)	55,031
241	GAMCO Investors Inc., Class A Shares	8,837
74,306	Greenhill & Co., Inc.	1,532,190
1,428	HFF Inc., Class A Shares	45,982
479	Houlihan Lokey Inc., Class A Shares	11,568
615	INTL. FCStone Inc.*	17,152
1,292	Investment Technology Group Inc.	23,825
5,644	Janus Capital Group Inc.	85,676
1,429	KCG Holdings Inc., Class A Shares*	20,106
3,970	Ladenburg Thalmann Financial Services Inc.*(a)	10,560
4,764	Lazard Ltd., Class A Shares	167,598
3,704	Legg Mason Inc.	127,788
2,906	LPL Financial Holdings Inc.(a)	81,048
151	Medley Management Inc., Class A Shares	917
667	Moelis & Co., Class A Shares	17,782
7,357	NorthStar Asset Management Group Inc.	92,036
908	OM Asset Management PLC	13,783
494	Oppenheimer Holdings Inc., Class A Shares	7,776
540	Piper Jaffray Cos.*	22,804
263	Pzena Investment Management Inc., Class A Shares	2,301
27,641	Raymond James Financial Inc.	1,549,831
888	Safeguard Scientifics Inc.*	11,748
46,856	SEI Investments Co.	2,410,273
2,610	Stifel Financial Corp.*	98,606
730	Virtu Financial Inc., Class A Shares	13,001
242	Virtus Investment Partners Inc.	19,701
3,159	Waddell & Reed Financial Inc., Class A Shares	67,508
305	Westwood Holdings Group Inc.	17,483
35,395	WisdomTree Investments Inc.(a)	438,898
157	ZAIS Group Holdings Inc., Class A Shares*	278

	Total Capital Markets	9,102,643

Consumer Finance - 0.1%
942	Cash America International Inc.	34,166
318	Credit Acceptance Corp.*(a)	59,574
1,043	Encore Capital Group Inc.*(a)	28,046
1,135	Enova International Inc.*	8,263
2,121	EZCORP Inc., Class A Shares*	14,380
1,060	First Cash Financial Services Inc.	46,311
1,735	Green Dot Corp., Class A Shares*	38,274
2,732	LendingClub Corp.*(a)	13,004
883	Nelnet Inc., Class A Shares	32,389
1,980	OneMain Holdings Inc., Class A Shares*	61,895
1,831	PRA Group Inc.*	50,371
435	Regional Management Corp.*	7,426
15,973	SLM Corp.*	109,735
256	World Acceptance Corp.*(a)	11,182

	Total Consumer Finance	515,016

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Diversified Financial Services - 0.9%
3,135	CBOE Holdings Inc.	$199,543
1,584	FactSet Research Systems Inc.	251,967
2,952	FNFV Group*	35,483
1,226	GAIN Capital Holdings Inc.	8,484
5,137	MarketAxess Holdings Inc.	718,872
123	Marlin Business Services Corp.	1,865
6,145	Moody’s Corp.	606,143
709	Morningstar Inc.	59,861
3,835	MSCI Inc., Class A Shares	305,994
21,123	Nasdaq Inc.	1,394,329
955	NewStar Financial Inc.*	8,050
169	On Deck Capital Inc.*(a)	874
972	PICO Holdings Inc.*	9,001
244	Resource America Inc., Class A Shares	2,352
1,343	Tiptree Financial Inc., Class A Shares	7,588

	Total Diversified Financial Services	3,610,406

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Insurance - 2.4%
597	Alleghany Corp.*	$325,264
3,577	Allied World Assurance Co. Holdings AG	132,635
3,066	American Equity Investment Life Holding Co.	49,700
2,724	American Financial Group Inc.	199,615
367	American National Insurance Co.	43,860
849	AMERISAFE Inc.	51,560
3,269	AmTrust Financial Services Inc.	86,694
14,144	Aon PLC	1,545,515
4,782	Arch Capital Group Ltd.*	347,460
1,353	Argo Group International Holdings Ltd.	71,235
6,274	Arthur J. Gallagher & Co.	303,222
2,523	Aspen Insurance Holdings Ltd.	120,726
2,410	Assurant Inc.	210,610
5,604	Assured Guaranty Ltd.	150,692
529	Atlas Financial Holdings Inc.*	9,517
3,726	Axis Capital Holdings Ltd.	205,489
732	Baldwin & Lyons Inc., Class B Shares	17,158
4,324	Brown & Brown Inc.	155,923
2,198	Citizens Inc., Class A Shares*(a)	17,540
35,004	CNO Financial Group Inc.	710,231
1,111	Crawford & Co., Class B Shares	9,521
758	Donegal Group Inc., Class A Shares	12,272
702	eHealth Inc.*	9,702
620	EMC Insurance Group Inc.	16,566
1,196	Employers Holdings Inc.	35,701
2,491	Endurance Specialty Holdings Ltd.	169,189
407	Enstar Group Ltd.*	63,439
1,015	Erie Indemnity Co., Class A Shares	99,369
1,708	Everest Re Group Ltd.	305,920
471	FBL Financial Group Inc., Class A Shares	29,631
718	Federated National Holding Co.	15,494
616	Fidelity & Guaranty Life(a)	14,630
4,257	First American Financial Corp.	162,788
18,723	Genworth Financial Inc., Class A Shares*	69,275
566	Global Indemnity PLC, Class A Shares*	17,048
1,203	Greenlight Capital Re Ltd., Class A Shares*	24,469
890	Hallmark Financial Services Inc.*	8,695
1,761	Hanover Insurance Group Inc. (The)	152,643
467	HCI Group Inc.	14,827
1,334	Heritage Insurance Holdings Inc.	17,555
1,346	Horace Mann Educators Corp.	45,845
451	Independence Holding Co.	7,144
533	James River Group Holdings Ltd.	18,842
1,779	Kemper Corp.	57,479
110,104	Maiden Holdings Ltd.	1,444,564
4,792	MBIA Inc.*	34,502
1,503	National General Holdings Corp.	31,157
395	National Interstate Corp.	12,281
114	National Western Life Group Inc., Class A Shares	24,340
501	Navigators Group Inc. (The)*	45,631
10,187	Old Republic International Corp.	195,183
1,529	OneBeacon Insurance Group Ltd., Class A Shares	19,908
1,775	Patriot National Inc.*(a)	13,401
1,960	Primerica Inc.(a)	109,976
2,273	ProAssurance Corp.	119,310
2,543	Reinsurance Group of America Inc., Class A Shares	252,113
1,610	RenaissanceRe Holdings Ltd.	185,971
1,631	RLI Corp.	107,825
566	Safety Insurance Group Inc.	33,626
2,135	Selective Insurance Group Inc.	79,315
858	State Auto Financial Corp.	17,589
1,466	State National Cos., Inc.	15,789
645	Stewart Information Services Corp.	24,007
3,651	Third Point Reinsurance Ltd.*	42,717
4,823	Torchmark Corp.	297,242
667	Trupanion Inc.*(a)	10,085
920	United Fire Group Inc.	37,876
883	United Insurance Holdings Corp.	15,505
1,201	Universal Insurance Holdings Inc.(a)	23,347

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
3,364	Validus Holdings Ltd.	$163,793
192	White Mountains Insurance Group Ltd.	154,633
3,798	WR Berkley Corp.	216,600

	Total Insurance	9,860,976

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Real Estate Investment Trusts (REITs) - 4.7%
2,646	Acadia Realty Trust	$89,699
1,210	AG Mortgage Investment Trust Inc.	16,952
984	Agree Realty Corp.	41,889
85	Alexander’s Inc.	31,140
2,707	Alexandria Real Estate Equities Inc.	262,308
2,316	Altisource Residential Corp.	23,206
1,399	American Assets Trust Inc.	55,974
4,894	American Campus Communities Inc.	230,116
1,916	American Capital Mortgage Investment Corp.	30,330
7,659	American Homes 4 Rent, Class A Shares	140,466
3,608	Anworth Mortgage Asset Corp.	16,705
5,875	Apartment Investment & Management Co., Class A Shares	250,569
2,319	Apollo Commercial Real Estate Finance Inc.	37,591
1,203	Apollo Residential Mortgage Inc.	16,192
6,562	Apple Hospitality REIT Inc.(a)	119,625
1,158	Ares Commercial Real Estate Corp.	13,873
1,164	Armada Hoffler Properties Inc.	14,084
1,512	ARMOUR Residential REIT Inc.	29,333
25,404	Ashford Hospitality Prime Inc.	274,871
139,316	Ashford Hospitality Trust Inc.	700,760
759	Bluerock Residential Growth REIT Inc., Class A Shares	9,063
6,895	Brandywine Realty Trust	108,872
6,502	Brixmor Property Group Inc.	164,176
3,299	Camden Property Trust	281,108
3,816	Capstead Mortgage Corp.	36,863
2,086	CareTrust REIT Inc.	27,932
2,065	CatchMark Timber Trust Inc., Class A Shares	22,323
6,438	CBL & Associates Properties Inc.	61,934
3,736	Cedar Realty Trust Inc.	25,367
1,537	Chatham Lodging Trust	33,338
2,302	Chesapeake Lodging Trust	54,880
7,318	Chimera Investment Corp.	109,697
4,329	Colony Capital Inc., Class A Shares	79,307
1,542	Colony Starwood Homes	41,973
4,768	Columbia Property Trust Inc.	98,316
19,557	Communications Sales & Leasing Inc.	488,534
15,700	Community Healthcare Trust Inc.	292,962
481	CorEnergy Infrastructure Trust Inc.	11,568
914	CoreSite Realty Corp.	69,327
3,643	Corporate Office Properties Trust	98,470
4,502	Corrections Corp. of America	151,267
8,300	Cousins Properties Inc.	89,142
6,605	CubeSmart	210,303
2,733	CyrusOne Inc.	134,764
6,234	CYS Investments Inc.	50,932
3,405	DCT Industrial Trust Inc.	146,858
11,380	DDR Corp.	195,850
7,696	DiamondRock Hospitality Co.	68,802
5,492	Douglas Emmett Inc.	186,124
12,937	Duke Realty Corp.	306,219
2,688	DuPont Fabros Technology Inc.	113,729
1,820	Dynex Capital Inc.	12,176
516	Easterly Government Properties Inc.	9,660
1,216	EastGroup Properties Inc.	77,861
2,411	Education Realty Trust Inc.	103,167
4,307	Empire State Realty Trust Inc., Class A Shares	81,618
2,272	EPR Properties	161,948
4,887	Equity Commonwealth*	141,185
3,207	Equity LifeStyle Properties Inc.	235,073
3,075	Equity One Inc.	90,590
4,648	Extra Space Storage Inc.	432,125
2,631	Federal Realty Investment Trust	403,043
5,499	FelCor Lodging Trust Inc.	36,348
3,578	First Industrial Realty Trust Inc.	88,591
2,736	First Potomac Realty Trust	24,487
8,183	Forest City Realty Trust Inc., Class A Shares	186,654
23,250	Four Corners Property Trust Inc.	451,980
3,591	Franklin Street Properties Corp.	40,973
6,196	Gaming and Leisure Properties Inc.	203,910

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
2,798	GEO Group Inc. (The)	$93,062
1,132	Getty Realty Corp.	22,889
969	Gladstone Commercial Corp.	16,115
15,896	Gramercy Property Trust	141,951
90	Great Ajax Corp.	1,241
1,483	Hannon Armstrong Sustainable Infrastructure Capital Inc.	30,149
3,802	Hatteras Financial Corp.	61,174
3,823	Healthcare Realty Trust Inc.	121,533
5,099	Healthcare Trust of America Inc., Class A Shares	153,888
1,793	Hersha Hospitality Trust, Class A Shares	31,772
3,578	Highwoods Properties Inc.	174,106
5,599	Hospitality Properties Trust	143,334
78,905	Host Hotels & Resorts Inc.	1,215,137
3,078	Hudson Pacific Properties Inc.	86,523
1,345	Independence Realty Trust Inc.	10,491
949	InfraREIT Inc.	16,294
4,474	Invesco Mortgage Capital Inc.	64,336
4,305	Investors Real Estate Trust	26,777
9,953	Iron Mountain Inc.	365,673
3,010	iStar Inc.*	30,792
3,313	Kilroy Realty Corp.	209,216
3,205	Kite Realty Group Trust	86,118
1,540	Ladder Capital Corp., Class A Shares	18,957
3,080	Lamar Advertising Co., Class A Shares	200,354
4,303	LaSalle Hotel Properties	99,442
7,922	Lexington Realty Trust	74,863
5,620	Liberty Property Trust	209,738
1,550	LTC Properties Inc.	72,261
3,416	Mack-Cali Realty Corp.	89,636
8,890	Medical Properties Trust Inc.	130,683
14,184	MFA Financial Inc.	102,267
2,848	Mid-America Apartment Communities Inc.	293,316
2,428	Monmouth Real Estate Investment Corp.	28,869
6,463	Monogram Residential Trust Inc.	65,535
4,167	National Health Investors Inc.	290,982
5,367	National Retail Properties Inc.	243,286
945	National Storage Affiliates Trust	19,703
8,814	New Residential Investment Corp.	119,694
2,991	New Senior Investment Group Inc.	31,017
4,175	New York Mortgage Trust Inc.(a)	24,841
6,210	New York REIT Inc.	56,697
867	NexPoint Residential Trust Inc.	12,259
2,270	NorthStar Realty Europe Corp.	25,538
6,920	NorthStar Realty Finance Corp.	93,420
6,857	Omega Healthcare Investors Inc.	218,875
503	One Liberty Properties Inc.	11,398
885	Orchid Island Capital Inc., Class A Shares(a)	9,186
5,140	Outfront Media Inc.	114,314
7,168	Paramount Group Inc.	117,412
3,650	Parkway Properties Inc.	63,693
2,961	Pebblebrook Hotel Trust	74,676
2,916	Pennsylvania Real Estate Investment Trust	61,528
5,280	Physicians Realty Trust	100,267
5,567	Piedmont Office Realty Trust Inc., Class A Shares	111,618
2,086	Post Properties Inc.	126,349
1,568	Potlatch Corp.	53,594
842	Preferred Apartment Communities Inc., Class A Shares	11,712
750	PS Business Parks Inc.	74,048
1,303	QTS Realty Trust Inc., Class A Shares	67,326
2,891	RAIT Financial Trust	9,598
3,046	Ramco-Gershenson Properties Trust	54,859
4,756	Rayonier Inc.	123,323
3,069	Redwood Trust Inc.	43,733
3,534	Regency Centers Corp.	270,704
1,707	Resource Capital Corp.	21,730
3,806	Retail Opportunity Investments Corp.	76,957
8,877	Retail Properties of America Inc., Class A Shares	140,700
2,498	Rexford Industrial Realty Inc.	49,710
4,760	RLJ Lodging Trust	97,532
1,437	Rouse Properties Inc.	26,225

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
1,682	Ryman Hospitality Properties Inc.	$82,519
2,500	Sabra Healthcare REIT Inc.	52,350
425	Saul Centers Inc.	23,877
2,454	Select Income REIT	60,442
8,771	Senior Housing Properties Trust	163,842
1,737	Silver Bay Realty Trust Corp.	27,167
1,754	Sovran Self Storage Inc.	189,906
18,059	Spirit Realty Capital Inc.	206,776
2,499	STAG Industrial Inc.	53,354
9,158	Starwood Property Trust Inc.	188,838
1,611	STORE Capital Corp.	41,129
3,619	Summit Hotel Properties Inc.	42,342
2,169	Sun Communities Inc.	151,461
7,948	Sunstone Hotel Investors Inc.	95,694
3,682	Tanger Factory Outlet Centers Inc.	129,680
2,306	Taubman Centers Inc.	158,122
1,586	Terreno Realty Corp.	37,969
13,216	Two Harbors Investment Corp.	112,072
906	UMH Properties Inc.	9,006
3,568	Urban Edge Properties	95,801
2,632	Washington Real Estate Investment Trust	77,986
4,652	Weingarten Realty Investors	175,055
1,649	Western Asset Mortgage Capital Corp.	15,286
1,023	Whitestone REIT, Class B Shares	13,995
3,967	WP Carey Inc.	254,324
7,110	WP Glimcher Inc.	72,664
4,303	Xenia Hotels & Resorts Inc.	69,364

	Total Real Estate Investment Trusts (REITs)	19,085,089

Real Estate Management & Development - 0.8%
1,866	Alexander & Baldwin Inc.	70,274
902	Altisource Portfolio Solutions SA*	25,193
554	AV Homes Inc.*	6,958
79,333	CBRE Group Inc., Class A Shares*	2,368,090
170	Consolidated-Tomoka Land Co.	8,177
1,440	Forestar Group Inc.*	17,626
249	FRP Holdings Inc.*	7,619
1,487	Howard Hughes Corp. (The)*	162,470
1,725	Jones Lang LaSalle Inc.	203,308
3,511	Kennedy-Wilson Holdings Inc.	74,854
467	Marcus & Millichap Inc.*	11,871
460	RE/MAX Holdings Inc., Class A Shares	18,579
5,519	Realogy Holdings Corp.*	181,023
290	RMR Group Inc. (The), Class A Shares	8,596
538	Tejon Ranch Co.*	12,552

	Total Real Estate Management & Development	3,177,190

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Thrifts & Mortgage Finance - 0.3%
3,440	Astoria Financial Corp.	$54,971
1,678	Bank Mutual Corp.	13,609
626	BankFinancial Corp.	7,956
196	Bear State Financial Inc.(a)	1,866
3,115	Beneficial Bancorp Inc.*	42,894
2,313	BofI Holding Inc.*(a)	43,415
295	BSB Bancorp Inc.*	6,776
5,284	Capitol Federal Financial Inc.	71,757
534	Charter Financial Corp.	7,092
1,204	Clifton Bancorp Inc.	18,192
1,068	Dime Community Bancshares Inc.	19,608
2,110	Essent Group Ltd.*	46,125
3,700	EverBank Financial Corp.	56,684
422	Federal Agricultural Mortgage Corp., Class C Shares	15,222
387	First Defiance Financial Corp.	15,623
788	Flagstar Bancorp Inc.*	19,101
392	Fox Chase Bancorp Inc.	7,934
52	Hingham Institution for Savings	6,962
1,009	HomeStreet Inc.*	20,745
439	Impac Mortgage Holdings Inc.*(a)	6,203
3,513	Kearny Financial Corp.	45,985
238	LendingTree Inc.*(a)	19,814
2,052	Meridian Bancorp Inc.	30,780
241	Meta Financial Group Inc.	12,014
13,139	MGIC Investment Corp.*	92,630
1,450	Nationstar Mortgage Holdings Inc.*(a)	18,502
2,521	NMI Holdings Inc., Class A Shares*	15,731
1,837	Northfield Bancorp Inc.	28,565
3,805	Northwest Bancshares Inc.	56,352
452	OceanFirst Financial Corp.	8,428
3,996	Ocwen Financial Corp.*	7,912
1,613	Oritani Financial Corp.	27,018
1,741	PHH Corp.*	24,861
2,474	Provident Financial Services Inc.	50,519
7,073	Radian Group Inc.	87,776
232	Stonegate Mortgage Corp.*	879
291	Territorial Bancorp Inc.	7,656
2,427	TFS Financial Corp.	44,778
3,508	TrustCo Bank Corp. NY	23,048
1,708	United Community Financial Corp.	10,402
1,767	United Financial Bancorp Inc.	23,483
1,026	Walker & Dunlop Inc.*	24,655
1,407	Walter Investment Management Corp.*(a)	6,993
3,579	Washington Federal Inc.	89,439
1,097	Waterstone Financial Inc.	15,885
1,156	WSFS Financial Corp.	41,003

	Total Thrifts & Mortgage Finance	1,297,843

	TOTAL FINANCIALS	68,433,782

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 12.7%
Biotechnology - 2.8%
352	Abeona Therapeutics Inc.*	$1,028
3,153	ACADIA Pharmaceuticals Inc.*(a)	111,711
17,837	Acceleron Pharma Inc.*	610,204
4,425	Achillion Pharmaceuticals Inc.*	41,374
23,086	Acorda Therapeutics Inc.*	656,797
459	Adamas Pharmaceuticals Inc.*	7,720
458	Aduro Biotech Inc.*(a)	5,629
1,145	Advaxis Inc.*(a)	10,603
278	Adverum Biotechnologies Inc.*	1,257
340	Aegerion Pharmaceuticals Inc.*	605
271	Affimed NV*	965
3,059	Agenus Inc.*	12,909
976	Agios Pharmaceuticals Inc.*(a)	54,607
460	Aimmune Therapeutics Inc.*	7,061
1,312	Akebia Therapeutics Inc.*	11,690
1,066	Alder Biopharmaceuticals Inc.*	32,055
31,841	Alkermes PLC*	1,477,741
1,312	AMAG Pharmaceuticals Inc.*	28,129
4,364	Amicus Therapeutics Inc.*	30,897
1,530	Anacor Pharmaceuticals Inc.*	151,929
1,733	Anthera Pharmaceuticals Inc.*	6,377
417	Applied Genetic Technologies Corp.*	7,172
864	Ardelyx Inc.*	7,906
10,297	Arena Pharmaceuticals Inc.*	18,638
129,785	ARIAD Pharmaceuticals Inc.*	1,148,597
5,847	Array Biopharma Inc.*	22,043
2,380	Arrowhead Pharmaceuticals Inc.*	14,589
236	Asterias Biotherapeutics Inc.*(a)	741
590	Atara Biotherapeutics Inc.*	10,685
179	Avexis Inc.*	7,693
559	Axovant Sciences Ltd.*	7,384
108	Bellicum Pharmaceuticals Inc.*	1,260
2,769	BioCryst Pharmaceuticals Inc.*	9,387
4,196	BioMarin Pharmaceutical Inc.*	376,171
189	BioSpecifics Technologies Corp.*	7,093
2,304	BioTime Inc.*	6,589
1,343	Bluebird Bio Inc.*	60,771
371	Blueprint Medicines Corp.*	7,045
150	Calithera Biosciences Inc.*	786
971	Cara Therapeutics Inc.*	6,273
1,163	Catalyst Pharmaceuticals Inc.*	715
3,681	Celldex Therapeutics Inc.*	16,859
361	Cellular Biomedicine Group Inc.*(a)	5,267
2,694	Cepheid*	75,459
406	ChemoCentryx Inc.*	2,188
105	Chiasma Inc.*(a)	337
1,919	Chimerix Inc.*	9,403
79	Cidara Therapeutics Inc.*	934
996	Clovis Oncology Inc.*(a)	16,763
880	Coherus Biosciences Inc.*	16,412
566	Concert Pharmaceuticals Inc.*	7,533
4,825	CorMedix Inc.*(a)	13,655
10,982	CTI BioPharma Corp.*	4,896
4,288	Curis Inc.*	7,504
1,258	Cytokinetics Inc.*	10,253
106	CytomX Therapeutics Inc.*	1,145
2,487	CytRx Corp.*	7,436
216	Dicerna Pharmaceuticals Inc.*	804
114	Dimension Therapeutics Inc.*	912
1,251	Dynavax Technologies Corp.*	20,754
312	Eagle Pharmaceuticals Inc.*(a)	14,829
124	Edge Therapeutics Inc.*(a)	1,027
260	Editas Medicine Inc.*	9,643
1,151	Emergent BioSolutions Inc.*	50,506
609	Enanta Pharmaceuticals Inc.*	14,939
1,568	Epizyme Inc.*	17,342
506	Esperion Therapeutics Inc.*(a)	8,663
3,547	Exact Sciences Corp.*(a)	23,552

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
8,481	Exelixis Inc.*(a)	$55,042
379	Fibrocell Science Inc.*	875
1,808	FibroGen Inc.*	33,737
844	Five Prime Therapeutics Inc.*	38,588
654	Flexion Therapeutics Inc.*	11,406
469	Foundation Medicine Inc.*	8,841
6,703	Galena Biopharma Inc.*(a)	12,132
315	Genocea Biosciences Inc.*	1,481
719	Genomic Health Inc.*	19,269
5,982	Geron Corp.*(a)	17,707
385	Global Blood Therapeutics Inc.*	9,209
3,993	Halozyme Therapeutics Inc.*	40,170
1,148	Heron Therapeutics Inc.*	24,567
3,326	Idera Pharmaceuticals Inc.*	5,255
927	Ignyta Inc.*	6,290
513	Immune Design Corp.*(a)	6,438
3,010	ImmunoGen Inc.*	16,976
3,644	Immunomedics Inc.*(a)	17,637
8,569	Incyte Corp.*	723,309
1,944	Infinity Pharmaceuticals Inc.*	10,303
2,504	Inovio Pharmaceuticals Inc.*	28,345
2,422	Insmed Inc.*	28,580
910	Insys Therapeutics Inc.*	14,242
595	Intercept Pharmaceuticals Inc.*	88,274
1,827	Intrexon Corp.*(a)	56,162
113	Invitae Corp.*(a)	1,028
4,474	Ionis Pharmaceuticals Inc.*	101,515
4,750	Ironwood Pharmaceuticals Inc., Class A Shares*	59,328
450	Juno Therapeutics Inc.*(a)	19,544
909	Karyopharm Therapeutics Inc.*	8,699
3,746	Keryx Biopharmaceuticals Inc.*	22,513
1,213	Kite Pharma Inc.*(a)	62,166
536	La Jolla Pharmaceutical Co.*(a)	8,630
1,578	Lexicon Pharmaceuticals Inc.*(a)	22,423
660	Ligand Pharmaceuticals Inc.*	78,929
1,692	Lion Biotechnologies Inc.*	9,983
321	Loxo Oncology Inc.*	8,667
1,154	MacroGenics Inc.*	29,496
10,522	MannKind Corp.*(a)	9,996
310	Medgenics Inc.*	1,767
12,531	Medivation Inc.*	757,624
113,481	Merrimack Pharmaceuticals Inc.*(a)	756,918
4,118	MiMedx Group Inc.*(a)	32,409
394	Mirati Therapeutics Inc.*	7,143
2,299	Momenta Pharmaceuticals Inc.*	27,082
2,604	Myriad Genetics Inc.*	88,250
111	NantKwest Inc.*	846
131	Natera Inc.*(a)	1,806
6,484	Navidea Biopharmaceuticals Inc.*	5,382
22,612	Neurocrine Biosciences Inc.*	1,122,686
863	NewLink Genetics Corp.*	10,123
712	Northwest Biotherapeutics Inc.*	545
10,047	Novavax Inc.*(a)	61,186
656	OncoMed Pharmaceuticals Inc.*	9,715
1,355	Oncothyreon Inc.*	1,572
888	Ophthotech Corp.*	47,686
11,308	OPKO Health Inc.*(a)	120,204
3,615	Organovo Holdings Inc.*	10,556
1,803	Osiris Therapeutics Inc.*	9,024
751	Otonomy Inc.*	11,032
996	OvaScience Inc.*	7,360
5,874	PDL BioPharma Inc.	21,088
27,337	Peregrine Pharmaceuticals Inc.*	11,531
1,330	Pfenex Inc.*	9,257
1,871	Portola Pharmaceuticals Inc.*	51,415
2,650	Progenics Pharmaceuticals Inc.*	13,316
146	Proteon Therapeutics Inc.*	931
7,804	Prothena Corp. PLC*(a)	378,806
1,318	PTC Therapeutics Inc.*(a)	10,755
949	Puma Biotechnology Inc.*	35,863

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
1,236	Radius Health Inc.*	$44,817
2,976	Raptor Pharmaceutical Corp.*	16,457
103	REGENXBIO Inc.*	1,273
1,069	Regulus Therapeutics Inc.*	6,564
1,242	Repligen Corp.*	29,758
1,231	Retrophin Inc.*	21,887
3,430	Rigel Pharmaceuticals Inc.*	8,849
541	Sage Therapeutics Inc.*	17,804
2,879	Sangamo BioSciences Inc.*	19,865
1,673	Sarepta Therapeutics Inc.*(a)	35,016
3,935	Seattle Genetics Inc.*	159,092
318	Seres Therapeutics Inc.*	9,677
1,185	Sorrento Therapeutics Inc.*(a)	8,248
327	Spark Therapeutics Inc.*(a)	18,296
2,949	Spectrum Pharmaceuticals Inc.*	22,088
208	Stemline Therapeutics Inc.*	1,731
3,877	Synergy Pharmaceuticals Inc.*(a)	14,229
136	T2 Biosystems Inc.*	1,172
876	TESARO Inc.*	40,559
1,345	TG Therapeutics Inc.*	10,114
140	Tokai Pharmaceuticals Inc.*	1,015
1,184	Trevena Inc.*	8,667
1,224	Trovagene Inc.*(a)	6,450
1,435	Ultragenyx Pharmaceutical Inc.*	104,899
1,730	United Therapeutics Corp.*	205,991
1,577	Vanda Pharmaceuticals Inc.*	16,401
734	Verastem Inc.*	1,094
883	Versartis Inc.*(a)	8,132
664	Vitae Pharmaceuticals Inc.*	6,660
817	Vital Therapies Inc.*(a)	6,642
88	Voyager Therapeutics Inc.*	1,221
134	vTv Therapeutics Inc., Class A Shares*	799
114	XBiotech Inc.*	1,756
1,007	Xencor Inc.*	14,229
1,323	XOMA Corp.*	906
926	Zafgen Inc.*(a)	6,538
4,291	ZIOPHARM Oncology Inc.*	33,427

	Total Biotechnology	11,595,794

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Health Care Equipment & Supplies - 4.6%
843	Abaxis Inc.	$38,795
1,607	ABIOMED Inc.*	159,591
69,058	Accuray Inc.*(a)	376,366
3,181	Alere Inc.*	136,624
3,076	Align Technology Inc.*	242,481
3,164	Analogic Corp.	259,448
1,048	AngioDynamics Inc.*	12,586
586	Anika Therapeutics Inc.*	27,730
7,609	Antares Pharma Inc.*(a)	7,381
1,037	AtriCure Inc.*	15,026
68	Atrion Corp.	26,706
14,726	Becton Dickinson and Co.	2,451,143
1,282	Cantel Medical Corp.	85,163
1,248	Cardiovascular Systems Inc.*	21,079
3,321	Cerus Corp.*	18,465
145	ConforMIS Inc.*	1,089
1,035	CONMED Corp.	41,214
9,351	Cooper Cos., Inc. (The)	1,522,436
6,081	CR Bard Inc.	1,331,982
902	CryoLife Inc.	10,418
536	Cutera Inc.*	5,617
828	Cynosure Inc., Class A Shares*	39,554
9,250	DENTSPLY SIRONA Inc.	574,980
7,588	DexCom Inc.*	489,350
4,025	Edwards Lifesciences Corp.*	396,462
2,957	Endologix Inc.*	37,465
76	Entellus Medical Inc.*	1,363
379	Exactech Inc.*	9,354
1,742	GenMark Diagnostics Inc.*	13,117
361	Glaukos Corp.*	8,790
2,570	Globus Medical Inc., Class A Shares*	62,297
990	Greatbatch Inc.*	31,244
7,450	Haemonetics Corp.*	208,600
1,754	Halyard Health Inc.*	54,532
5,495	HeartWare International Inc.*	161,553
2,129	Hill-Rom Holdings Inc.	104,598
9,299	Hologic Inc.*	319,979
529	ICU Medical Inc.*	55,011
3,558	IDEXX Laboratories Inc.*	311,574
604	Inogen Inc.*	28,835
2,126	Insulet Corp.*	63,823
18,336	Integra LifeSciences Holdings Corp.*	1,369,883
77,736	Invacare Corp.	831,775
1,159	InVivo Therapeutics Holdings Corp.*	7,858
113	Invuity Inc.*(a)	706
55	iRadimed Corp.*	1,020
671	K2M Group Holdings Inc.*	8,387
428	Lantheus Holdings Inc.*	835
866	LDR Holding Corp.*	18,212
450	LeMaitre Vascular Inc.	6,286
1,663	LivaNova PLC*	81,171
29,820	Masimo Corp.*	1,483,247
1,559	Meridian Bioscience Inc.	30,369
1,651	Merit Medical Systems Inc.*	30,989
1,233	Natus Medical Inc.*	39,863
1,405	Neogen Corp.*	69,365
631	Nevro Corp.*(a)	43,993
437	Novocure Ltd.*	4,864
1,815	NuVasive Inc.*	98,682
323	Nuvectra Corp.*	2,907
2,361	NxStage Medical Inc.*	44,623
2,265	OraSure Technologies Inc.*	17,395
714	Orthofix International NV*	31,580
722	Oxford Immunotec Global PLC*	6,368
302	Penumbra Inc.*(a)	15,943
1,106	Quidel Corp.*	18,371
5,358	ResMed Inc.	316,443
1,802	Rockwell Medical Inc.*(a)	17,281
2,217	RTI Surgical Inc.*	8,358

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
399	SeaSpine Holdings Corp.*	$3,982
165	Second Sight Medical Products Inc.*	643
124	Sientra Inc.*	722
1,464	Spectranetics Corp. (The)*	26,820
1,492	STAAR Surgical Co.*	8,102
29,891	STERIS PLC	2,075,332
480	SurModics Inc.*	10,579
24,122	Tandem Diabetes Care Inc.*	157,999
5,050	Teleflex Inc.	813,555
1,744	TransEnterix Inc.*(a)	3,192
738	Unilife Corp.*(a)	2,605
192	Utah Medical Products Inc.	12,564
606	Vascular Solutions Inc.*	23,083
176	Veracyte Inc.*(a)	966
2,687	West Pharmaceutical Services Inc.	201,740
48,677	Wright Medical Group NV*	941,413
1,215	Zeltiq Aesthetics Inc.*	34,579

	Total Health Care Equipment & Supplies	18,688,471

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Health Care Providers & Services - 2.1%
341	AAC Holdings Inc.*	$7,335
2,259	Acadia Healthcare Co., Inc.*	132,987
1,086	Aceto Corp.	24,229
331	Addus HomeCare Corp.*	6,620
265	Adeptus Health Inc., Class A Shares*	18,948
1,511	Air Methods Corp.*	51,178
123	Alliance HealthCare Services Inc.*	892
284	Almost Family Inc.*	11,874
1,077	Amedisys Inc.*	54,787
1,813	AMN Healthcare Services Inc.*	67,697
23,675	Amsurg Corp.*	1,770,653
3,048	BioScrip Inc.*(a)	8,230
920	BioTelemetry Inc.*	16,026
6,942	Brookdale Senior Living Inc.*	124,539
1,270	Capital Senior Living Corp.*	23,228
6,485	Centene Corp.*	404,340
647	Chemed Corp.	84,375
523	Civitas Solutions Inc.*	11,375
4,515	Community Health Systems Inc.*	60,682
286	CorVel Corp.*	13,768
1,103	Cross Country Healthcare Inc.*	15,023
1,357	Diplomat Pharmacy Inc.*(a)	44,211
1,954	Ensign Group Inc. (The)	38,787
6,987	Envision Healthcare Holdings Inc.*	173,347
1,580	ExamWorks Group Inc.*	55,158
2,515	Five Star Quality Care Inc.*	5,055
2,272	Genesis Healthcare Inc., Class A Shares*	4,294
1,379	HealthEquity Inc.*	35,592
3,461	HealthSouth Corp.	139,548
67,176	Healthways Inc.*	806,112
2,040	Humana Inc.	351,920
3,211	Kindred Healthcare Inc.	38,115
4,678	Laboratory Corp. of America Holdings*	598,550
386	Landauer Inc.	15,297
470	LHC Group Inc.*	19,740
1,689	LifePoint Health Inc.*	111,964
3,597	MEDNAX Inc.*	246,215
1,493	Molina Healthcare Inc.*	72,306
409	National HealthCare Corp.	25,329
412	National Research Corp., Class A Shares	5,644
1,847	Nobilis Health Corp.*(a)	5,061
2,373	Owens & Minor Inc.	88,489
3,401	Patterson Cos., Inc.	166,003
1,232	PharMerica Corp.*	32,734
1,613	Premier Inc., Class A Shares*	51,293
519	Providence Service Corp. (The)*	24,684
1,128	Quorum Health Corp.*	14,946
1,485	RadNet Inc.*	7,737
4,052	Select Medical Holdings Corp.*	51,339
632	Surgery Partners Inc.*	8,693
831	Surgical Care Affiliates Inc.*	37,204
23,176	Team Health Holdings Inc.*	1,111,753
560	Teladoc Inc.*	6,401
3,758	Tenet Healthcare Corp.*	108,757
952	Triple-S Management Corp., Class B Shares*	21,877
2,280	Universal American Corp.	18,787
6,363	Universal Health Services Inc., Class B Shares	858,114
501	US Physical Therapy Inc.	28,943
3,200	VCA Inc.*	207,776
1,644	WellCare Health Plans Inc.*	166,734

	Total Health Care Providers & Services	8,713,295

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Health Care Technology - 0.5%
60,480	Allscripts Healthcare Solutions Inc.*	$815,875
1,483	athenahealth Inc.*	188,148
1,750	Castlight Health Inc., Class B Shares*	7,368
7,846	Cerner Corp.*	436,316
431	Computer Programs & Systems Inc.(a)	17,822
582	Evolent Health Inc., Class A Shares*(a)	8,916
888	HealthStream Inc.*	20,859
3,164	HMS Holdings Corp.*	52,285
451	Imprivata Inc.*	6,129
972	Inovalon Holdings Inc., Class A Shares*(a)	18,070
2,070	Medidata Solutions Inc.*	95,096
1,338	Omnicell Inc.*	43,284
384	Press Ganey Holdings Inc.*	13,068
1,862	Quality Systems Inc.	23,666
2,672	Veeva Systems Inc., Class A Shares*	88,042
1,069	Vocera Communications Inc.*	12,347

	Total Health Care Technology	1,847,291

Life Sciences Tools & Services - 2.1%
849	Accelerate Diagnostics Inc.*(a)	10,791
40,560	Agilent Technologies Inc.	1,861,298
1,113	Albany Molecular Research Inc.*	16,161
771	Bio-Rad Laboratories Inc., Class A Shares*	114,763
1,471	Bio-Techne Corp.	161,634
24,306	Bruker Corp.	641,678
1,188	Cambrex Corp.*	58,105
16,876	Charles River Laboratories International Inc.*	1,450,155
19,041	Fluidigm Corp.*(a)	187,364
476	Harvard Bioscience Inc.*	1,737
17,295	ICON PLC, ADR*	1,218,260
2,145	Illumina Inc.*	310,660
536	INC Research Holdings Inc., Class A Shares*	23,321
11,019	Luminex Corp.*	226,881
1,073	Mettler-Toledo International Inc.*	402,718
488	NanoString Technologies Inc.*	6,627
2,272	NeoGenomics Inc.*	20,380
2,424	Pacific Biosciences of California Inc.*(a)	23,367
15,604	PAREXEL International Corp.*	981,336
4,401	PerkinElmer Inc.	240,955
766	PRA Health Sciences Inc.*	36,178
8,693	QIAGEN NV*	187,595
3,083	Quintiles Transnational Holdings Inc.*	209,305
4,588	Sequenom Inc.*(a)	4,680
1,117	VWR Corp.*	32,237

	Total Life Sciences Tools & Services	8,428,186

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Pharmaceuticals - 0.6%
349	Aclaris Therapeutics Inc.*	$6,973
805	Aerie Pharmaceuticals Inc.*	14,385
162	Agile Therapeutics Inc.*	1,296
2,969	Akorn Inc.*	88,743
458	Alimera Sciences Inc.*	705
1,321	Amphastar Pharmaceuticals Inc.*	20,779
328	ANI Pharmaceuticals Inc.*(a)	17,761
2,362	Aralez Pharmaceuticals Inc.*	9,448
1,194	Aratana Therapeutics Inc.*(a)	8,513
225	Assembly Biosciences Inc.*	1,285
2,006	BioDelivery Sciences International Inc.*(a)	4,514
122,570	Cardiome Pharma Corp.*	573,628
3,175	Catalent Inc.*	89,281
1,508	Cempra Inc.*(a)	28,335
349	Collegium Pharmaceutical Inc.*	5,835
2,183	Corcept Therapeutics Inc.*	12,989
154	Corium International Inc.*	645
2,266	Depomed Inc.*	46,294
599	Dermira Inc.*	19,012
4,782	Durect Corp.*	5,595
1,819	Endocyte Inc.*	7,130
121	Flex Pharma Inc.*	1,514
995	Foamix Pharmaceuticals Ltd.*	7,254
229	Heska Corp.*	8,306
2,716	Impax Laboratories Inc.*	92,751
3,206	Innoviva Inc.(a)	36,164
671	Intersect ENT Inc.*	8,810
1,048	Intra-Cellular Therapies Inc., Class A Shares*	40,558
1,108	Lannett Co Inc.*(a)	27,024
2,505	Medicines Co. (The)*(a)	94,213
116	MyoKardia Inc.*	1,434
4,958	Nektar Therapeutics*	76,552
88	Neos Therapeutics Inc.*	922
668	Ocular Therapeutix Inc.*	8,016
1,488	Omeros Corp.*	17,410
1,432	Orexigen Therapeutics Inc.*	573
17,296	Pacira Pharmaceuticals Inc.*	804,437
909	Paratek Pharmaceuticals Inc.*	14,699
9,435	Pernix Therapeutics Holdings Inc.*	4,151
674	Phibro Animal Health Corp., Class A Shares	12,799
1,979	Prestige Brands Holdings Inc.*	106,945
1,244	Relypsa Inc.*(a)	23,760
702	Revance Therapeutics Inc.*	14,391
887	Sagent Pharmaceuticals Inc.*	11,478
1,904	SciClone Pharmaceuticals Inc.*	26,942
952	Sucampo Pharmaceuticals Inc., Class A Shares*	11,196
1,193	Supernus Pharmaceuticals Inc.*	23,275
1,655	Teligent Inc.*	9,913
1,504	Tetraphase Pharmaceuticals Inc.*	6,693
5,419	TherapeuticsMD Inc.*(a)	48,446
1,415	Theravance Biopharma Inc.*(a)	32,545
4,936	VIVUS Inc.*	6,269
2,407	XenoPort Inc.*	17,066
947	Zogenix Inc.*(a)	9,546

	Total Pharmaceuticals	2,569,198

	TOTAL HEALTH CARE	51,842,235

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3%
Aerospace & Defense - 2.4%
1,346	AAR Corp.	$32,856
2,361	Aerojet Rocketdyne Holdings Inc.*	40,704
16,181	Aerovironment Inc.*	466,175
274	American Science & Engineering Inc.	8,614
830	Astronics Corp.*	31,955
3,970	B/E Aerospace Inc.	189,131
4,007	BWX Technologies Inc.	140,926
824	Cubic Corp.	33,619
1,669	Curtiss-Wright Corp.	138,894
2,480	DigitalGlobe Inc.*	51,906
440	Ducommun Inc.*	7,436
658	Engility Holdings Inc.*	15,483
1,112	Esterline Technologies Corp.*	74,960
719	HEICO Corp.	47,849
13,163	HEICO Corp., Class A Shares	726,203
77,637	Hexcel Corp.	3,390,408
1,880	Huntington Ingalls Industries Inc.	288,411
70,080	KEYW Holding Corp. (The)*(a)	625,114
1,986	KLX Inc.*	65,319
1,970	Kratos Defense & Security Solutions Inc.*	8,235
41,566	Mercury Systems Inc.*	883,277
1,385	Moog Inc., Class A Shares*	74,693
188	National Presto Industries Inc.	16,807
2,255	Orbital ATK Inc.	196,253
377	Sparton Corp.*	7,318
25,052	Spirit AeroSystems Holdings Inc., Class A Shares*	1,171,932
1,995	TASER International Inc.*	44,628
5,729	Teledyne Technologies Inc.*	562,187
14,200	Textron Inc.	540,452
1,869	Triumph Group Inc.	70,517
414	Vectrus Inc.*	10,520

	Total Aerospace & Defense	9,962,782

Air Freight & Logistics - 0.1%
1,959	Air Transport Services Group Inc.*	24,781
947	Atlas Air Worldwide Holdings Inc.*	41,516
1,115	Echo Global Logistics Inc.*	25,266
1,150	Forward Air Corp.	52,314
1,348	Hub Group Inc., Class A Shares*	53,947
502	Park-Ohio Holdings Corp.	15,336
1,739	Radiant Logistics Inc.*	5,704
2,675	XPO Logistics Inc.*(a)	78,271

	Total Air Freight & Logistics	297,135

Airlines - 0.7%
4,911	Alaska Air Group Inc.	326,090
502	Allegiant Travel Co., Class A Shares	69,788
20,196	American Airlines Group Inc.	644,454
1,236	Copa Holdings SA, Class A Shares	63,741
1,783	Hawaiian Holdings Inc.*	72,140
12,137	JetBlue Airways Corp.*	217,616
1,943	SkyWest Inc.	45,855
18,876	Spirit Airlines Inc.*	820,540
11,917	United Continental Holdings Inc.*	537,338
949	Virgin America Inc.*	53,125

	Total Airlines	2,850,687

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Building Products - 1.7%
1,514	AAON Inc.	$41,544
1,283	Advanced Drainage Systems Inc.(a)	31,190
3,589	Allegion PLC	242,760
8,955	American Woodmark Corp.*	723,206
2,765	AO Smith Corp.	227,560
1,095	Apogee Enterprises Inc.	49,516
741	Armstrong Flooring Inc.*	12,293
1,482	Armstrong World Industries Inc.*	61,281
2,976	Builders FirstSource Inc.*	34,998
1,075	Continental Building Products Inc.*	24,628
5,942	Fortune Brands Home & Security Inc.	348,617
1,142	Gibraltar Industries Inc.*	34,123
1,184	Griffon Corp.	19,950
632	Insteel Industries Inc.	17,519
1,509	Lennox International Inc.	207,261
1,141	Masonite International Corp.*	79,676
118,475	NCI Building Systems Inc.*	1,907,448
384	Nortek Inc.*	18,920
15,018	Owens Corning	766,969
630	Patrick Industries Inc.*	33,661
1,765	PGT Inc.*	18,921
110,084	Ply Gem Holdings Inc.*	1,655,663
1,158	Quanex Building Products Corp.	23,067
1,568	Simpson Manufacturing Co., Inc.	62,046
1,126	Trex Co., Inc.*	50,861
755	Universal Forest Products Inc.	63,375
3,454	USG Corp.*	99,682

	Total Building Products	6,856,735

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Commercial Services & Supplies - 2.4%
2,098	ABM Industries Inc.	$71,689
4,105	ACCO Brands Corp.*	40,804
1,684	ARC Document Solutions Inc.*	7,140
1,787	Brady Corp., Class A Shares	56,809
1,829	Brink’s Co. (The)	53,315
1,451	Casella Waste Systems Inc., Class A Shares*	10,418
1,087	CECO Environmental Corp.	8,859
17,200	Cintas Corp.	1,630,560
4,655	Civeo Corp.*	9,357
14,703	Clean Harbors Inc.*	757,057
4,301	Copart Inc.*	212,943
119,459	Covanta Holding Corp.	1,991,382
1,890	Deluxe Corp.	123,096
909	Ennis Inc.	16,598
1,446	Essendant Inc.	44,522
745	G&K Services Inc., Class A Shares	55,845
2,649	Healthcare Services Group Inc.	103,311
607	Heritage-Crystal Clean Inc.*	7,223
2,233	Herman Miller Inc.	70,697
1,665	HNI Corp.	76,707
180,711	InnerWorkings Inc.*	1,557,729
2,469	Interface Inc., Class A Shares	41,874
22,302	KAR Auction Services Inc.	915,274
1,377	Kimball International Inc., Class B Shares	16,111
1,826	Knoll Inc.	45,321
1,260	Matthews International Corp., Class A Shares	69,136
834	McGrath RentCorp	23,794
1,716	Mobile Mini Inc.	59,116
1,099	MSA Safety Inc.	55,357
484	Multi-Color Corp.	30,177
7,162	Pitney Bowes Inc.	133,428
1,279	Quad/Graphics Inc.	24,570
3,708	Rollins Inc.	105,381
7,830	RR Donnelley & Sons Co.	127,551
671	SP Plus Corp.*	14,977
3,123	Steelcase Inc., Class A Shares	49,843
1,089	Team Inc.*	33,018
2,243	Tetra Tech Inc.	68,636
845	TRC Cos., Inc.*	5,374
559	UniFirst Corp.	64,660
807	US Ecology Inc.	36,565
726	Viad Corp.	23,094
152	VSE Corp.	10,216
15,274	Waste Connections Inc.	999,989
1,962	West Corp.	41,398

	Total Commercial Services & Supplies	9,900,921

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Construction & Engineering - 2.2%
5,641	AECOM*	$181,132
1,425	Aegion Corp., Class A Shares*	28,486
293	Ameresco Inc., Class A Shares*	1,371
491	Argan Inc.	17,038
3,685	Chicago Bridge & Iron Co. NV	140,914
1,403	Comfort Systems USA Inc.	44,896
1,284	Dycom Industries Inc.*	108,999
20,214	EMCOR Group Inc.	961,176
27,183	Granite Construction Inc.	1,166,966
166,118	Great Lakes Dredge & Dock Corp.*	757,498
380	HC2 Holdings Inc.*	1,706
60,179	Jacobs Engineering Group Inc.*	3,050,473
47,216	KBR Inc.	686,993
114,101	Layne Christensen Co.*	986,974
2,543	MasTec Inc.*	58,489
750	MYR Group Inc.*	18,142
132	Northwest Pipe Co.*	1,228
231	NV5 Global Inc.*	6,295
1,240	Orion Marine Group Inc.*	5,791
1,466	Primoris Services Corp.	31,548
5,794	Quanta Services Inc.*	139,230
1,430	Tutor Perini Corp.*	32,347
3,882	Valmont Industries Inc.	536,958

	Total Construction & Engineering	8,964,650

Electrical Equipment - 0.7%
1,663	Acuity Brands Inc.	430,784
328	Allied Motion Technologies Inc.	7,472
965	AZZ Inc.	56,954
2,009	Babcock & Wilcox Enterprises Inc.*	43,696
779	Encore Wire Corp.	30,373
1,668	EnerSys	100,280
396	Enphase Energy Inc.*	828
979	FuelCell Energy Inc.*(a)	7,489
2,602	Generac Holdings Inc.*	98,642
1,834	General Cable Corp.	25,052
2,205	Hubbell Inc., Class B Shares	234,325
777	LSI Industries Inc.	8,664
5,811	Plug Power Inc.*	11,157
41,662	Powell Industries Inc.	1,483,167
81	Power Solutions International Inc.*	1,314
40	Preformed Line Products Co.	1,747
1,686	Regal Beloit Corp.	96,321
2,220	SolarCity Corp.*(a)	49,706
928	Sunrun Inc.*	5,884
1,295	Thermon Group Holdings Inc.*	26,029
637	Vicor Corp.*	6,472

	Total Electrical Equipment	2,726,356

Industrial Conglomerates - 0.9%
15,458	Carlisle Cos., Inc.	1,604,850
1,403	Raven Industries Inc.	28,284
11,070	Roper Technologies Inc.	1,893,856

	Total Industrial Conglomerates	3,526,990

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Machinery - 4.7%
936	Accuride Corp.*	$1,479
2,244	Actuant Corp., Class A Shares	61,239
2,668	AGCO Corp.	138,549
391	Alamo Group Inc.	24,101
1,060	Albany International Corp., Class A Shares	41,690
6,698	Allison Transmission Holdings Inc.	188,147
1,042	Altra Industrial Motion Corp.	28,176
357	American Railcar Industries Inc.(a)	14,166
715	Astec Industries Inc.	38,138
2,055	Barnes Group Inc.	68,617
99	Blue Bird Corp.*	1,084
1,675	Briggs & Stratton Corp.	37,386
1,193	Chart Industries Inc.*	30,970
650	CIRCOR International Inc.	36,426
1,878	CLARCOR Inc.	111,365
3,761	Colfax Corp.*	101,886
735	Columbus McKinnon Corp.	11,010
430	Commercial Vehicle Group Inc.*	1,591
1,795	Crane Co.	103,033
5,087	Donaldson Co., Inc.	170,465
767	Douglas Dynamics Inc.	16,659
859	EnPro Industries Inc.	43,440
969	ESCO Technologies Inc.	39,022
462	ExOne Co. (The)*	4,860
2,342	Federal Signal Corp.	30,469
1,788	Franklin Electric Co., Inc.	59,683
494	FreightCar America Inc.	7,119
864	Global Brass & Copper Holdings Inc.	23,579
681	Gorman-Rupp Co. (The)	21,077
2,105	Graco Inc.	168,968
362	Graham Corp.	6,538
936	Greenbrier Cos., Inc. (The)(a)	26,863
145,671	Harsco Corp.	958,515
2,370	Hillenbrand Inc.	73,991
240	Hurco Cos., Inc.	7,735
326	Hyster-Yale Materials Handling Inc.	19,987
23,684	IDEX Corp.	1,973,825
13,235	ITT Inc.	469,975
21,200	John Bean Technologies Corp.	1,286,416
3,674	Joy Global Inc.(a)	62,568
410	Kadant Inc.	20,402
2,984	Kennametal Inc.	73,048
406	LB Foster Co., Class A Shares	4,681
2,718	Lincoln Electric Holdings Inc.	163,569
424	Lindsay Corp.(a)	30,248
678	Lydall Inc.*	25,669
283,220	Manitowoc Co., Inc. (The)(a)	1,614,354
24,167	Manitowoc Foodservice Inc.*	398,031
37,596	Meritor Inc.*	332,349
2,201	Middleby Corp. (The)*	273,364
556	Milacron Holdings Corp.*	9,118
394	Miller Industries Inc.	8,416
2,110	Mueller Industries Inc.	65,600
194,168	Mueller Water Products Inc., Class A Shares	2,137,790
2,020	Navistar International Corp.*	22,725
917	NN Inc.	15,277
2,197	Nordson Corp.	191,095
40	Omega Flex Inc.	1,388
2,743	Oshkosh Corp.	125,931
870	Proto Labs Inc.*	57,246
950	RBC Bearings Inc.*	71,155
3,839	Rexnord Corp.*	79,621
15,320	Snap-on Inc.	2,479,082
1,955	SPX Corp.	32,394
1,546	SPX FLOW Inc.*	46,334
476	Standex International Corp.	41,255
863	Sun Hydraulics Corp.	25,260
700	Tennant Co.	37,590
3,962	Terex Corp.	83,915

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
2,688	Timken Co. (The)	$89,376
1,610	Titan International Inc.	10,207
2,068	Toro Co. (The)	184,693
1,714	TriMas Corp.*	29,292
5,826	Trinity Industries Inc.	105,218
13,012	Twin Disc Inc.	124,915
2,570	Wabash National Corp.*	36,443
2,180	WABCO Holdings Inc.*	235,222
37,006	Wabtec Corp.	2,863,524
1,057	Watts Water Technologies Inc., Class A Shares	60,830
2,318	Woodward Inc.	131,987
164	Xerium Technologies Inc.*	1,037
6,760	Xylem Inc.	301,902

	Total Machinery	19,152,360

Marine - 0.6%
39,900	Danaos Corp.*	139,650
1,348	Golden Ocean Group Ltd.*	1,078
25,807	Kirby Corp.*	1,808,555
20,224	Matson Inc.	674,066
1,137	Navios Maritime Holdings Inc.	1,262
1,719	Scorpio Bulkers Inc.*(a)	6,824

	Total Marine	2,631,435

Professional Services - 1.5%
721	Acacia Research Corp.	3,720
1,597	Advisory Board Co. (The)*	52,429
264	Barrett Business Services Inc.	9,863
1,721	CBIZ Inc.*	18,174
199	CDI Corp.	1,264
11,124	CEB Inc.	709,266
365	CRA International Inc.*	8,599
1,354	Dun & Bradstreet Corp. (The)	171,823
14,195	Equifax Inc.	1,784,737
971	Exponent Inc.	52,347
449	Franklin Covey Co.*	6,870
1,578	FTI Consulting Inc.*	66,039
559	GP Strategies Corp.*	13,416
727	Heidrick & Struggles International Inc.	13,420
1,829	Hill International Inc.*	7,865
15,803	Huron Consulting Group Inc.*	925,108
801	ICF International Inc.*	32,665
605	Insperity Inc.	43,542
1,207	Kelly Services Inc., Class A Shares	23,923
943	Kforce Inc.	17,634
1,896	Korn/Ferry International	54,700
2,750	ManPowerGroup Inc.	219,312
47,302	Mistras Group Inc.*	1,173,563
1,885	Navigant Consulting Inc.*	30,028
1,942	On Assignment Inc.*	73,155
19,444	Pendrell Corp.*	11,277
1,421	Resources Connection Inc.	22,139
5,042	Robert Half International Inc.	209,697
2,221	RPX Corp.*	22,321
1,229	TransUnion*	40,680
1,696	TriNet Group Inc.*	34,174
1,585	TrueBlue Inc.*	31,399
133	Volt Information Sciences Inc.*	831
1,337	WageWorks Inc.*	74,939

	Total Professional Services	5,960,919

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Road & Rail - 1.1%
273	AMERCO	$102,828
903	ArcBest Corp.	15,559
23,974	Avis Budget Group Inc.*	719,220
944	Celadon Group Inc.	9,327
438	Covenant Transportation Group Inc., Class A Shares*	9,347
2,115	Genesee & Wyoming Inc., Class A Shares*	127,048
1,879	Heartland Express Inc.	34,724
13,187	JB Hunt Transport Services Inc.	1,090,828
2,339	Knight Transportation Inc.	61,095
1,740	Landstar System Inc.	118,059
16,278	Marten Transport Ltd.	322,630
2,665	Old Dominion Freight Line Inc.*	171,493
43	PAM Transportation Services Inc.*	885
933	Roadrunner Transportation Systems Inc.*	7,511
22,031	Ryder System Inc.	1,533,798
938	Saia Inc.*	24,454
3,325	Swift Transportation Co., Class A Shares*	51,803
346	Universal Truckload Services Inc.	4,996
357	USA Truck Inc.*	7,126
1,652	Werner Enterprises Inc.	41,118
1,108	YRC Worldwide Inc.*	10,205

	Total Road & Rail	4,464,054

Trading Companies & Distributors - 1.3%
3,851	Air Lease Corp., Class A Shares	115,723
2,362	Aircastle Ltd.	49,933
1,505	Applied Industrial Technologies Inc.	68,026
14,018	Beacon Roofing Supply Inc.*	604,877
1,338	BMC Stock Holdings Inc.*	26,252
705	CAI International Inc.*	5,414
525	DXP Enterprises Inc.*	7,287
1,834	GATX Corp.	84,126
1,184	H&E Equipment Services Inc.	22,757
42,856	HD Supply Holdings Inc.*	1,512,817
1,020	Kaman Corp.	43,564
84	Lawson Products Inc.*	1,620
3,842	MRC Global Inc.*	54,518
1,773	MSC Industrial Direct Co., Inc., Class A Shares	132,886
205	Neff Corp., Class A Shares*	1,900
3,968	NOW Inc.*	68,805
41,794	Rush Enterprises Inc., Class A Shares*	920,304
9,150	SiteOne Landscape Supply Inc.*	257,390
1,321	TAL International Group Inc.*	18,970
767	Textainer Group Holdings Ltd.	10,216
690	Titan Machinery Inc.*	7,362
1,458	Univar Inc.*	27,206
315	Veritiv Corp.*	12,247
9,770	Watsco Inc.	1,311,427
1,677	WESCO International Inc.*	97,819

	Total Trading Companies & Distributors	5,463,446

Transportation Infrastructure - 0.0%
2,574	Macquarie Infrastructure Corp.	184,324
2,324	Wesco Aircraft Holdings Inc.*	32,745

	Total Transportation Infrastructure	217,069

	TOTAL INDUSTRIALS	82,975,539

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 1.4%
17,098	ADTRAN Inc.	$332,556
1,111	Aerohive Networks Inc.*	6,966
522	Alliance Fiber Optic Products Inc.*	9,667
576	Applied Optoelectronics Inc.*(a)	6,077
1,255	Arista Networks Inc.*(a)	91,979
73,019	ARRIS International PLC*	1,759,758
429	Bel Fuse Inc., Class B Shares	7,756
570	Black Box Corp.	7,153
59,681	Brocade Communications Systems Inc.	540,710
1,360	CalAmp Corp.*	20,441
1,621	Calix Inc.*	10,958
43,743	Ciena Corp.*	763,753
411	Clearfield Inc.*(a)	7,443
3,924	CommScope Holding Co., Inc.*	122,233
659	Comtech Telecommunications Corp.	15,183
883	Digi International Inc.*	9,748
1,652	EchoStar Corp., Class A Shares*	66,146
266	EMCORE Corp.*	1,506
3,680	Extreme Networks Inc.*	13,579
3,889	Finisar Corp.*	65,413
2,860	Harmonic Inc.*	8,180
49,665	Infinera Corp.*	651,108
1,347	InterDigital Inc.	78,530
2,268	Ixia*	23,043
659	KVH Industries Inc.*	5,582
1,743	Lumentum Holdings Inc.*	44,168
1,193	NETGEAR Inc.*	53,685
3,454	NetScout Systems Inc.*	83,794
624	Novatel Wireless Inc.*	886
3,811	Oclaro Inc.*(a)	19,093
1,316	Plantronics Inc.	58,588
5,059	Polycom Inc.*	60,708
2,304	ShoreTel Inc.*	15,206
41,757	Sonus Networks Inc.*	382,494
1,073	Ubiquiti Networks Inc.*(a)	42,770
1,660	ViaSat Inc.*	114,590
48,559	Viavi Solutions Inc.*	331,658

	Total Communications Equipment	5,833,108

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Electronic Equipment, Instruments & Components - 2.3%
597	Agilysys Inc.*	$7,003
9,686	Amphenol Corp., Class A Shares	568,762
1,075	Anixter International Inc.*	64,715
3,571	Arrow Electronics Inc.*	230,758
5,067	Avnet Inc.	207,899
1,843	AVX Corp.	25,452
537	Badger Meter Inc.	40,275
1,603	Belden Inc.	103,666
1,964	Benchmark Electronics Inc.*	40,714
4,903	CDW Corp.	208,672
3,433	Cognex Corp.	147,859
887	Coherent Inc.*	83,928
813	Control4 Corp.*(a)	6,382
1,212	CTS Corp.	21,671
1,451	Daktronics Inc.	11,564
1,858	Dolby Laboratories Inc., Class A Shares	88,162
715	DTS Inc.*	18,483
673	Electro Rent Corp.	8,816
208	ePlus Inc.*	18,206
1,319	Fabrinet*	46,824
589	FARO Technologies Inc.*	20,845
1,546	FEI Co.	166,118
1,592	Fitbit Inc., Class A Shares*	22,575
5,416	FLIR Systems Inc.	168,708
21,948	II-VI Inc.*	447,300
5,531	Ingram Micro Inc., Class A Shares	191,539
1,456	Insight Enterprises Inc.*	39,516
2,926	InvenSense Inc., Class A Shares*(a)	18,083
1,365	IPG Photonics Corp.*	117,909
15,734	Itron Inc.*	693,083
7,234	Jabil Circuit Inc.	138,025
75,832	Keysight Technologies Inc.*	2,322,734
966	Kimball Electronics Inc.*	10,887
3,275	Knowles Corp.*(a)	47,880
840	Littelfuse Inc.	96,205
42,100	Maxwell Technologies Inc.*	224,393
90	Mesa Laboratories Inc.(a)	8,877
1,433	Methode Electronics Inc.	42,288
554	MTS Systems Corp.	26,481
338	Multi-Fineline Electronix Inc.*	7,477
4,178	National Instruments Corp.	119,365
1,381	Novanta Inc.*	21,143
7,242	OSI Systems Inc.*	385,854
1,206	Park Electrochemical Corp.	19,730
342	PC Connection Inc.	7,863
1,256	Plexus Corp.*	55,163
3,075	QLogic Corp.*	42,619
1,067	Rofin-Sinar Technologies Inc.*	34,091
700	Rogers Corp.*	46,529
2,944	Sanmina Corp.*	78,870
998	ScanSource Inc.*	38,303
1,075	SYNNEX Corp.	97,932
152	Systemax Inc.*	1,382
1,370	Tech Data Corp.*	103,531
10,043	Trimble Navigation Ltd.*	256,900
2,395	TTM Technologies Inc.*	18,753
8,714	Universal Display Corp.*	585,145
16,246	VeriFone Systems Inc.*	428,894
5,070	Vishay Intertechnology Inc.	65,707
461	Vishay Precision Group Inc.*	6,228
1,929	Zebra Technologies Corp., Class A Shares*	102,449

	Total Electronic Equipment, Instruments & Components	9,277,185

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Internet Software & Services - 1.0%
986	2U Inc.*	$27,450
1,710	Actua Corp.*	16,604
323	Alarm.com Holdings Inc.*(a)	6,848
243	Amber Road Inc.*(a)	1,456
1,467	Angie’s List Inc.*(a)	12,910
84	Appfolio Inc., Class A Shares*	1,176
35,094	Bankrate Inc.*	319,004
2,242	Bazaarvoice Inc.*	8,340
297	Benefitfocus Inc.*	10,903
1,580	Blucora Inc.*	14,188
500	Box Inc., Class A Shares*	6,280
1,159	Brightcove Inc.*	7,765
762	Carbonite Inc.*	7,041
755	Care.com Inc.*	6,742
756	ChannelAdvisor Corp.*	9,374
1,235	Cimpress NV*	123,710
1,821	comScore Inc.*	58,964
2,013	Cornerstone OnDemand Inc.*	80,540
8,082	CoStar Group Inc.*	1,669,660
812	Cvent Inc.*	29,078
1,247	Demandware Inc.*	59,844
1,448	DHI Group Inc.*	10,208
3,481	EarthLink Holdings Corp.	22,835
2,358	Endurance International Group Holdings Inc.*(a)	22,212
1,465	Envestnet Inc.*	49,502
1,064	Everyday Health Inc.*	7,161
854	Five9 Inc.*	8,702
926	GoDaddy Inc., Class A Shares*	30,123
2,182	Gogo Inc.*(a)	24,526
2,817	GrubHub Inc.*(a)	72,087
989	GTT Communications Inc.*	18,534
483	Hortonworks Inc.*(a)	5,641
2,733	IAC/InterActiveCorp.	152,720
2,648	inContact Inc.*	36,754
68	Instructure Inc.*	1,180
2,392	Internap Corp.*	5,191
1,524	IntraLinks Holdings Inc.*	11,948
1,872	j2 Global Inc.	125,368
836	Limelight Networks Inc.*	1,221
1,072	Liquidity Services Inc.*	7,182
2,178	LivePerson Inc.*	15,202
925	LogMeIn Inc.*	56,675
1,380	Marchex Inc., Class B Shares*	4,595
390	Marin Software Inc.*	920
1,416	Marketo Inc.*	49,886
1,403	Match Group Inc.*(a)	19,642
406	MINDBODY Inc., Class A Shares*	5,436
3,284	Monster Worldwide Inc.*	8,703
243	New Relic Inc.*	7,329
2,402	NIC Inc.	47,680
970	OPOWER Inc.*	9,981
7,919	Pandora Media Inc.*(a)	93,365
747	Q2 Holdings Inc.*	18,660
1,618	QuinStreet Inc.*	5,987
2,120	Quotient Technology Inc.*	23,659
4,334	Rackspace Hosting Inc.*	108,350
268	RealNetworks Inc.*	1,152
303	Reis Inc.	7,096
1,465	RetailMeNot Inc.*	10,577
350	Rocket Fuel Inc.*	900
1,157	SciQuest Inc.*	20,409
748	Shutterstock Inc.*	31,386
653	SPS Commerce Inc.*	35,589
528	Stamps.com Inc.*	48,043
831	TechTarget Inc.*	6,673
116	Travelzoo Inc.*	940
1,808	TrueCar Inc.*	13,723
561	United Online Inc.*	6,132
1,632	Web.com Group Inc.*	27,695

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
1,413	WebMD Health Corp., Class A Shares*	$92,905
770	Wix.com Ltd.*	21,298
160	Xactly Corp.*	1,578
1,040	XO Group Inc.*	17,607
2,442	Yelp Inc., Class A Shares*	63,956
1,682	Zillow Group Inc., Class A Shares*(a)	49,182
3,228	Zillow Group Inc., Class C Shares*(a)	92,579

	Total Internet Software & Services	4,116,462

IT Services - 5.0%
37,035	Acxiom Corp.*	784,401
3,623	Alliance Data Systems Corp.*	804,994
791	Black Knight Financial Services Inc., Class A Shares*	27,685
2,040	Blackhawk Network Holdings Inc., Class A Shares*	70,217
3,814	Booz Allen Hamilton Holding Corp., Class A Shares	111,636
4,530	Broadridge Financial Solutions Inc.	290,781
911	CACI International Inc., Class A Shares*	91,801
1,697	Cardtronics Inc.*	66,675
415	Cass Information Systems Inc.	19,941
3,099	Ciber Inc.*	3,843
11,097	Convergys Corp.	312,824
30,590	CoreLogic Inc.*	1,140,089
1,232	CSG Systems International Inc.	52,372
792	Datalink Corp.*	6,391
5,696	DST Systems Inc.	688,760
1,828	EPAM Systems Inc.*	139,860
55,964	Euronet Worldwide Inc.*	4,466,487
2,781	Everi Holdings Inc.*	3,977
2,514	EVERTEC Inc.	38,489
1,249	ExlService Holdings Inc.*	64,698
400	Forrester Research Inc.	14,724
9,986	Gartner Inc.*	1,014,777
26,187	Genpact Ltd.*	738,212
32,507	Global Payments Inc.	2,525,469
765	Hackett Group Inc. (The)	11,184
24,140	InterXion Holding NV*	904,284
12,848	Jack Henry & Associates Inc.	1,084,757
2,508	Leidos Holdings Inc.	123,895
2,467	Lionbridge Technologies Inc.*	10,731
689	Luxoft Holding Inc., Class A Shares*	44,744
950	ManTech International Corp., Class A Shares	34,134
2,472	MAXIMUS Inc.	142,511
547	ModusLink Global Solutions Inc.*	755
37,840	MoneyGram International Inc.*	245,582
25,800	NeuStar Inc., Class A Shares*(a)	607,590
1,683	Perficient Inc.*	35,259
940	PFSweb Inc.*	11,727
23,779	Sabre Corp.	669,854
1,731	Science Applications International Corp.	94,461
2,261	ServiceSource International Inc.*	8,411
1,260	Square Inc., Class A Shares*	12,008
1,469	Sykes Enterprises Inc.*	43,806
1,185	Syntel Inc.*	54,605
617	TeleTech Holdings Inc.	16,844
4,988	Teradata Corp.*	141,360
6,239	Total System Services Inc.	335,034
3,947	Travelport Worldwide Ltd.	52,258
2,070	Unisys Corp.*	17,471
34,401	Vantiv Inc., Class A Shares*	1,849,742
1,113	Virtusa Corp.*	39,211
1,455	WEX Inc.*	134,238

	Total IT Services	20,205,559

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Semiconductors & Semiconductor Equipment - 3.2%
1,518	Advanced Energy Industries Inc.*	$57,942
23,860	Advanced Micro Devices Inc.*(a)	109,040
684	Alpha & Omega Semiconductor Ltd.*	9,364
1,172	Ambarella Inc.*(a)	48,450
3,952	Amkor Technology Inc.*	24,937
14,315	Analog Devices Inc.	837,427
2,879	Applied Micro Circuits Corp.*	18,944
4,040	Axcelis Technologies Inc.*	10,908
2,646	Brooks Automation Inc.	29,053
920	Cabot Microelectronics Corp.	39,689
468	Cascade Microtech Inc.*	9,678
2,197	Cavium Inc.*	109,301
12,768	CEVA Inc.*	345,247
13,152	Cirrus Logic Inc.*	473,472
930	Cohu Inc.	10,974
3,851	Cree Inc.*	92,732
49,056	Cypress Semiconductor Corp.	521,465
1,426	Diodes Inc.*	27,465
791	DSP Group Inc.*	8,282
5,234	Entegris Inc.*	74,637
1,426	Exar Corp.*	9,740
4,347	Fairchild Semiconductor International Inc., Class A Shares*	86,375
2,904	First Solar Inc.*	144,184
45,791	FormFactor Inc.*	328,321
1,431	Inphi Corp.*	44,633
5,054	Integrated Device Technology Inc.*	118,011
4,887	Intersil Corp., Class A Shares	66,072
896	IXYS Corp.	9,775
6,398	Kopin Corp.*	13,756
11,019	Lam Research Corp.	912,483
4,345	Lattice Semiconductor Corp.*	25,288
14,774	M/A-COM Technology Solutions Holdings Inc.*	531,864
17,733	Marvell Technology Group Ltd.	181,409
2,076	MaxLinear Inc., Class A Shares*	43,015
13,000	Mellanox Technologies Ltd.*	616,200
34,146	Microsemi Corp.*	1,155,159
1,981	MKS Instruments Inc.	81,181
15,885	Monolithic Power Systems Inc.	1,085,422
887	Nanometrics Inc.*	16,516
1,176	NeoPhotonics Corp.*	10,596
260	NVE Corp.	14,682
5,392	NXP Semiconductors NV*	509,490
16,933	ON Semiconductor Corp.*	165,435
983	PDF Solutions Inc.*	14,460
2,467	Photronics Inc.*	23,683
1,092	Power Integrations Inc.	54,480
16,639	Qorvo Inc.*	848,090
75,907	Rambus Inc.*	918,475
14,611	Rudolph Technologies Inc.*	213,321
2,488	Semtech Corp.*	58,567
1,280	Sigma Designs Inc.*	9,254
1,593	Silicon Laboratories Inc.*	79,252
2,039	SunPower Corp., Class A Shares*(a)	35,744
1,378	Synaptics Inc.*	93,470
7,983	Teradyne Inc.	158,143
1,951	Tessera Technologies Inc.	62,959
1,249	Ultra Clean Holdings Inc.*	7,119
41,923	Ultratech Inc.*	956,264
20,335	Veeco Instruments Inc.*	361,760
1,997	Xcerra Corp.*	13,040

	Total Semiconductors & Semiconductor Equipment	12,936,695

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Software - 6.6%
1,247	A10 Networks Inc.*	$8,056
4,379	ACI Worldwide Inc.*	90,470
42,033	Activision Blizzard Inc.	1,650,216
853	American Software Inc., Class A Shares	8,223
3,413	ANSYS Inc.*	304,098
3,201	Aspen Technology Inc.*	122,022
937	Atlassian Corp. PLC, Class A Shares*	21,148
1,555	AVG Technologies NV*	29,887
397	Barracuda Networks Inc.*	6,832
1,752	Blackbaud Inc.	109,798
1,521	Bottomline Technologies de Inc.*	38,116
31,503	BroadSoft Inc.*	1,373,531
84,556	Cadence Design Systems Inc.*	2,090,224
2,062	Callidus Software Inc.*	38,271
27,006	CDK Global Inc.	1,493,432
17,238	CommVault Systems Inc.*	780,537
50,686	Covisint Corp.*	101,879
264	Digimarc Corp.*	7,302
787	Digital Turbine Inc.*(a)	818
1,003	Ebix Inc.(a)	45,366
29,023	Electronic Arts Inc.*	2,227,515
1,100	Ellie Mae Inc.*	93,181
1,037	EnerNOC Inc.*	6,844
1,236	Epiq Systems Inc.	18,824
9,105	Fair Isaac Corp.	1,014,570
5,153	FireEye Inc.*	82,036
1,425	Fleetmatics Group PLC*	58,283
62,201	Fortinet Inc.*	2,127,896
1,014	Gigamon Inc.*	31,586
527	Globant SA*	21,154
5,035	Glu Mobile Inc.*(a)	12,034
272	Guidance Software Inc.*	1,510
2,623	Guidewire Software Inc.*	153,970
704	HubSpot Inc.*	33,623
1,051	Imperva Inc.*	40,127
18,766	Infoblox Inc.*	352,988
838	Interactive Intelligence Group Inc.*	34,551
1,732	Jive Software Inc.*	6,582
2,754	Manhattan Associates Inc.*	181,571
3,461	Mentor Graphics Corp.	74,204
348	MicroStrategy Inc., Class A Shares*	64,916
1,515	MobileIron Inc.*	5,000
10,012	Mobileye NV*(a)	380,156
796	Model N Inc.*	9,791
1,491	Monotype Imaging Holdings Inc.	35,605
1,493	NetSuite Inc.*	118,410
59,545	Nuance Communications Inc.*	995,592
1,201	Park City Group Inc.*(a)	11,097
1,391	Paycom Software Inc.*	56,252
786	Paylocity Holding Corp.*(a)	28,854
1,634	Pegasystems Inc.	43,089
1,898	Progress Software Corp.*	49,974
17,276	Proofpoint Inc.*	1,012,719
950	PROS Holdings Inc.*	13,290
4,293	PTC Inc.*	153,432
367	QAD Inc., Class A Shares	6,896
29,721	Qlik Technologies Inc.*	852,993
967	Qualys Inc.*	30,161
26,266	Rapid7 Inc.*	337,518
1,975	RealPage Inc.*	42,956
14,176	Red Hat Inc.*	1,098,073
2,000	RingCentral Inc., Class A Shares*	39,480
48,100	Rovi Corp.*	808,561
972	Rubicon Project Inc. (The)*	14,240
853	Sapiens International Corp. NV	10,364
54,314	Seachange International Inc.*	179,779
37,358	Silver Spring Networks Inc.*	487,522
5,063	Splunk Inc.*	290,869
3,031	SS&C Technologies Holdings Inc.	186,679

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
1,459	Synchronoss Technologies Inc.*	$51,459
5,884	Synopsys Inc.*	304,026
1,858	Tableau Software Inc., Class A Shares*	95,576
3,166	Take-Two Interactive Software Inc.*	123,189
1,521	Tangoe Inc.*	12,183
1,103	Telenav Inc.*	5,140
714	Textura Corp.*(a)	18,564
3,692	TiVo Inc.*	36,735
568	TubeMogul Inc.*	7,049
1,259	Tyler Technologies Inc.*	192,992
7,661	Ultimate Software Group Inc. (The)*	1,566,521
352	Varonis Systems Inc.*(a)	8,561
1,104	VASCO Data Security International Inc.*	18,249
28,307	Verint Systems Inc.*	933,848
1,760	VirnetX Holding Corp.*(a)	8,554
91	Workiva Inc., Class A Shares*	1,256
17,830	Xura Inc.*	442,541
36,433	Zendesk Inc.*	892,244
2,104	Zix Corp.*	8,458
26,962	Zynga Inc., Class A Shares*	69,292

	Total Software	27,053,980

Technology Hardware, Storage & Peripherals - 0.5%
4,199	3D Systems Corp.*(a)	56,225
1,184	Avid Technology Inc.*	7,045
778	CPI Card Group Inc.(a)	3,236
1,515	Cray Inc.*	50,480
2,421	Diebold Inc.	62,583
700	Eastman Kodak Co.*	9,177
31,410	Electronics for Imaging Inc.*	1,376,700
979	Immersion Corp.*	6,266
2,290	Lexmark International Inc., Class A Shares	86,699
4,965	NCR Corp.*	153,319
2,143	Nimble Storage Inc.*(a)	19,137
1,215	Pure Storage Inc., Class A Shares*	14,313
140,219	Quantum Corp.*	53,522
1,258	Silicon Graphics International Corp.*	6,617
1,908	Stratasys Ltd.*(a)	43,541
1,373	Super Micro Computer Inc.*	36,027
1,290	Violin Memory Inc.*	732

	Total Technology Hardware, Storage & Peripherals	1,985,619

	TOTAL INFORMATION TECHNOLOGY	81,408,608

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.9%
Chemicals - 2.4%
1,133	A Schulman Inc.	$28,676
21,490	Albemarle Corp.	1,686,965
1,038	American Vanguard Corp.*	13,598
2,362	Ashland Inc.	267,756
3,782	Axalta Coating Systems Ltd.*	106,463
2,643	Axiall Corp.	61,555
1,168	Balchem Corp.	70,022
2,371	Cabot Corp.	108,378
1,972	Calgon Carbon Corp.	29,343
219	Chase Corp.	12,864
70,906	Chemtura Corp.*	1,891,772
111	Core Molding Technologies Inc.*	1,400
2,660	Ferro Corp.*	36,788
2,166	Flotek Industries Inc.*(a)	25,472
739	FutureFuel Corp.	8,225
2,726	GCP Applied Technologies Inc.*	64,688
436	Hawkins Inc.	17,013
1,889	HB Fuller Co.	86,252
7,695	Huntsman Corp.	114,886
1,922	Ingevity Corp.*	56,007
746	Innophos Holdings Inc.	28,602
906	Innospec Inc.	43,995
3,058	International Flavors & Fragrances Inc.	394,482
771	Intrepid Potash Inc.*	979
340	KMG Chemicals Inc.	7,303
780	Koppers Holdings Inc.*	19,742
1,189	Kraton Performance Polymers Inc.*	32,329
1,013	Kronos Worldwide Inc.(a)	5,926
756	LSB Industries Inc.*	9,941
1,305	Minerals Technologies Inc.	75,168
316	NewMarket Corp.	127,980
6,189	Olin Corp.	142,409
1,694	OMNOVA Solutions Inc.*	11,672
4,963	Platform Specialty Products Corp.*(a)	47,099
30,257	PolyOne Corp.	1,133,730
496	Quaker Chemical Corp.	42,859
1,708	Rayonier Advanced Materials Inc.	22,136
4,963	RPM International Inc.	249,093
1,676	Scotts Miracle-Gro Co. (The), Class A Shares	116,482
2,132	Senomyx Inc.*(a)	6,034
1,755	Sensient Technologies Corp.	119,726
5,793	Sherwin-Williams Co. (The)	1,686,284
722	Stepan Co.	41,652
3,199	TerraVia Holdings Inc.*(a)	7,934
766	Trecora Resources*	8,617
999	Tredegar Corp.	16,234
440	Trinseo SA*	20,720
2,722	Tronox Ltd., Class A Shares	12,603
3,030	Valspar Corp. (The)	328,210
2,721	WR Grace & Co.	211,258

	Total Chemicals	9,659,322

Construction Materials - 0.7%
10,677	Eagle Materials Inc.	836,223
66,029	Headwaters Inc.*	1,253,891
2,480	Martin Marietta Materials Inc.	468,819
1,238	Summit Materials Inc., Class A Shares*	26,926
126	United States Lime & Minerals Inc.	6,740
548	US Concrete Inc.*	35,149

	Total Construction Materials	2,627,748

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Containers & Packaging - 1.4%
144	AEP Industries Inc.	$8,641
2,327	AptarGroup Inc.	179,784
15,190	Avery Dennison Corp.	1,129,832
5,365	Ball Corp.	387,889
3,627	Bemis Co., Inc.	182,583
28,868	Berry Plastics Group Inc.*	1,130,760
24,182	Crown Holdings Inc.*	1,261,575
12,303	Graphic Packaging Holding Co.	164,860
1,173	Greif Inc., Class A Shares	42,064
657	Multi Packaging Solutions International Ltd.*	10,394
854	Myers Industries Inc.	12,204
6,068	Owens-Illinois Inc.*	114,685
3,665	Packaging Corp. of America	250,063
7,683	Sealed Air Corp.	356,799
1,506	Silgan Holdings Inc.	77,017
3,760	Sonoco Products Co.	179,239
9,950	WestRock Co.	394,119

	Total Containers & Packaging	5,882,508

Metals & Mining - 1.3%
8,722	AK Steel Holding Corp.*(a)	37,330
4,105	Allegheny Technologies Inc.(a)	50,820
1,751	Carpenter Technology Corp.	56,102
1,670	Century Aluminum Co.*(a)	10,788
58,251	Cliffs Natural Resources Inc.*	249,314
5,083	Coeur Mining Inc.*	38,275
4,327	Commercial Metals Co.	74,295
1,262	Compass Minerals International Inc.	98,373
2,527	Ferroglobe PLC	23,046
50	Handy & Harman Ltd.*	1,250
472	Haynes International Inc.	13,603
13,951	Hecla Mining Co.(a)	56,641
630	Kaiser Aluminum Corp.	53,997
713	Materion Corp.	17,248
372	Olympic Steel Inc.	8,820
874	Real Industry Inc.*	5,921
33,486	Reliance Steel & Aluminum Co.	2,489,684
2,482	Royal Gold Inc.	139,315
251	Ryerson Holding Corp.*(a)	3,497
83,645	Schnitzer Steel Industries Inc., Class A Shares	1,345,848
9,162	Steel Dynamics Inc.	226,210
4,528	Stillwater Mining Co.*	45,823
2,574	SunCoke Energy Inc.	15,573
8,529	Tahoe Resources Inc.	101,751
1,466	TimkenSteel Corp.	13,135
5,481	United States Steel Corp.	79,310
1,782	Worthington Industries Inc.	66,576

	Total Metals & Mining	5,322,545

Paper & Forest Products - 0.1%
1,508	Boise Cascade Co.*	34,624
684	Clearwater Paper Corp.*	42,825
392	Deltic Timber Corp.	25,237
2,414	Domtar Corp.	93,277
3,222	KapStone Paper and Packaging Corp.	49,136
5,365	Louisiana-Pacific Corp.*	98,072
632	Neenah Paper Inc.	43,854
1,634	PH Glatfelter Co.	33,497
1,152	Schweitzer-Mauduit International Inc.	39,629

	Total Paper & Forest Products	460,151

	TOTAL MATERIALS	23,952,274

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
3,382	8x8 Inc.*	$43,188
380	Atlantic Tele-Network Inc.	28,306
8,029	Cincinnati Bell Inc.*	31,955
20,862	Cogent Communications Holdings Inc.	830,725
1,887	Consolidated Communications Holdings Inc.	46,383
743	FairPoint Communications Inc.*	10,068
44,593	Frontier Communications Corp.(a)	230,546
1,326	General Communication Inc., Class A Shares*	20,672
18,269	Globalstar Inc.*(a)	39,826
424	Hawaiian Telcom Holdco Inc.*	8,645
572	IDT Corp., Class B Shares	8,506
1,101	Inteliquent Inc.	18,409
2,147	Intelsat SA*(a)	6,935
2,791	Iridium Communications Inc.*	24,365
841	Lumos Networks Corp.*	10,824
2,375	ORBCOMM Inc.*	22,325
583	pdvWireless Inc.*	14,068
310	Straight Path Communications Inc., Class B Shares*	9,923
6,971	Vonage Holdings Corp.*	32,136
3,325	Windstream Holdings Inc.(a)	27,897
5,355	Zayo Group Holdings Inc.*	148,762

	Total Diversified Telecommunication Services	1,614,464

Wireless Telecommunication Services - 0.1%
1,381	Boingo Wireless Inc.*	10,219
1,788	Shenandoah Telecommunications Co.	57,198
746	Spok Holdings Inc.	13,085
11,631	Telephone & Data Systems Inc.	334,857
6,319	United States Cellular Corp.*	238,732

	Total Wireless Telecommunication Services	654,091

	TOTAL TELECOMMUNICATION SERVICES	2,268,555

UTILITIES - 2.3%
Electric Utilities - 0.6%
1,842	ALLETE Inc.	106,357
8,518	Alliant Energy Corp.	315,592
1,524	El Paso Electric Co.	68,062
1,641	Empire District Electric Co. (The)	54,973
181	Genie Energy Ltd., Class B Shares*	1,368
5,756	Great Plains Energy Inc.	167,960
4,223	Hawaiian Electric Industries Inc.	138,641
1,892	IDACORP Inc.	138,513
5,890	ITC Holdings Corp.	262,223
1,406	MGE Energy Inc.	71,298
7,453	OGE Energy Corp.	225,006
1,455	Otter Tail Corp.	43,039
4,130	Pinnacle West Capital Corp.	303,927
2,974	PNM Resources Inc.	97,666
3,353	Portland General Electric Co.	138,077
163	Spark Energy Inc., Class A Shares	4,905
5,270	Westar Energy Inc., Class A Shares	296,859

	Total Electric Utilities	2,434,466

Gas Utilities - 0.5%
4,517	AGL Resources Inc.	297,219
3,808	Atmos Energy Corp.	277,603
560	Chesapeake Utilities Corp.	32,307
3,169	National Fuel Gas Co.	174,295
3,200	New Jersey Resources Corp.	112,480
1,023	Northwest Natural Gas Co.	56,163
1,954	ONE Gas Inc.	114,602
3,084	Piedmont Natural Gas Co., Inc.	185,225
6,589	Questar Corp.	166,109
2,966	South Jersey Industries Inc.	85,688
1,761	Southwest Gas Corp.	122,266
1,735	Spire Inc.	110,311
6,433	UGI Corp.	276,104
1,861	WGL Holdings Inc.	121,393

	Total Gas Utilities	2,131,765

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
Independent Power and Renewable Electricity Producers - 0.6%
1,898	Abengoa Yield PLC(a)	$34,126
104,390	Atlantic Power Corp.	245,316
41,077	Dynegy Inc.*	773,891
27,200	NRG Energy Inc.	445,536
1,588	NRG Yield Inc., Class A Shares	23,026
2,113	NRG Yield Inc., Class C Shares	32,667
13,542	Ormat Technologies Inc.	590,567
2,465	Pattern Energy Group Inc., Class A Shares	53,688
3,395	Talen Energy Corp.*	39,042
2,648	TerraForm Global Inc., Class A Shares	7,361
2,255	TerraForm Power Inc., Class A Shares*(a)	19,032
296	Vivint Solar Inc.*	1,063

	Total Independent Power and Renewable Electricity Producers	2,265,315

Multi-Utilities - 0.4%
2,347	Avista Corp.	94,396
1,926	Black Hills Corp.	116,600
10,591	CMS Energy Corp.	442,916
7,305	MDU Resources Group Inc.	167,065
1,775	NorthWestern Corp.	102,879
5,482	SCANA Corp.	383,247
8,901	TECO Energy Inc.	245,133
587	Unitil Corp.	23,257
3,079	Vectren Corp.	152,965

	Total Multi-Utilities	1,728,458

Water Utilities - 0.2%
1,412	American States Water Co.	55,153
6,875	American Water Works Co., Inc.	509,437
6,675	Aqua America Inc.	215,669
258	Artesian Resources Corp., Class A Shares	7,276
1,791	California Water Service Group	52,208
483	Connecticut Water Service Inc.	23,295
557	Consolidated Water Co., Ltd.	7,469
713	Middlesex Water Co.	26,345
534	SJW Corp.	18,418
475	York Water Co. (The)	12,825

	Total Water Utilities	928,095

	TOTAL UTILITIES	9,488,099

	TOTAL COMMON STOCKS (Cost - $350,030,598)	398,874,961

Face Amount
SHORT-TERM INVESTMENTS(b) - 5.4%
MONEY MARKET FUND - 3.4%
$ 13,805,372	Invesco STIT - Government & Agency Portfolio(c) (Cost - $13,805,372)	13,805,372

TIME DEPOSITS - 2.0%
1,104,858	ANZ National Bank - London, 0.150% due 6/1/16	1,104,858
3,913,431	DNB - Oslo, 0.150% due 6/1/16	3,913,431
434,886	JPMorgan Chase & Co. - New York, 0.150% due 6/1/16	434,886
2,582,058	Skandinaviska Enskilda Banken AB - Sweden, 0.150% due 6/1/16	2,582,058

	TOTAL TIME DEPOSITS (Cost - $8,035,233)	8,035,233

	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,840,605)	21,840,605

	TOTAL INVESTMENTS - 103.2% (Cost - $371,871,203#)	420,715,566

	Liabilities in Excess of Other Assets - (3.2)%	(13,169,972)

	TOTAL NET ASSETS - 100.0%	$407,545,594

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.0%.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Industrials	19.7%
Information Technology	19.4
Financials	16.3
Consumer Discretionary	13.9
Health Care	12.3
Materials	5.7
Consumer Staples	2.6
Utilities	2.3
Energy	2.1
Telecommunication Services	0.5
Short-Term Investments	5.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.3%
Australia - 2.9%
279,970	Amcor Ltd.	$3,292,278
349,795	BHP Billiton PLC	4,137,033
437,681	Brambles Ltd.	4,060,132
110,267	CIMIC Group Ltd.	2,971,683
91,204	CSL Ltd.	7,621,583
165,495	Sonic Healthcare Ltd.	2,549,828
613,951	Telstra Corp., Ltd.	2,478,174
689,860	Westfield Corp., REIT.	5,327,553
163,979	Westpac Banking Corp.	3,625,103

	Total Australia	36,063,367

Belgium - 0.9%
9,747	Anheuser-Busch InBev SA/NV	1,231,327
113,453	KBC Groep NV*	6,692,129
42,314	UCB SA	3,053,566

	Total Belgium	10,977,022

Brazil - 0.1%
258,200	Embraer SA	1,343,006

Canada - 2.0%
45,325	Alimentation Couche-Tard Inc., Class B Shares	1,994,169
16,453	CCL Industries Inc., Class B Shares	2,928,407
118,048	Cenovus Energy Inc.(a)	1,779,564
105,426	Dollarama Inc.	7,259,116
259,882	Hudson’s Bay Co.(a)	2,936,788
152,950	Saputo Inc.	4,659,234
89,942	Toronto-Dominion Bank (The)	3,916,724

	Total Canada	25,474,002

China - 2.2%
44,710	Alibaba Group Holding Ltd., ADR*	3,666,220
45,100	Baidu Inc., ADR*	8,052,154
7,755,500	CNOOC Ltd.	9,241,996
66,849	JD.com Inc., ADR*	1,645,154
3,234,000	Lenovo Group Ltd.	1,984,166
109,200	Tencent Holdings Ltd.	2,428,640

	Total China	27,018,330

Denmark - 1.3%
50,409	Coloplast AS, Class B Shares	3,811,466
91,387	Novo Nordisk AS, Class B Shares	5,073,982
92,943	Novozymes AS, Class B Shares	4,413,810
152,105	William Demant Holding AS*	3,207,601

	Total Denmark	16,506,859

Finland - 0.5%
759,463	Nokia OYJ*	4,339,990
67,424	Nokian Renkaat OYJ	2,378,823

	Total Finland	6,718,813

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 10.7%
76,403	Airbus Group SE	$4,754,620
56,612	Amundi SA(b)	2,707,210
207,914	BNP Paribas SA(a)	11,492,738
91,941	Danone SA	6,447,162
53,142	Dassault Systemes	4,227,789
177,464	Edenred	3,284,325
717,251	Engie SA	11,041,716
56,309	Essilor International SA	7,343,511
10,313	Hermes International	3,725,644
16,346	Iliad SA	3,576,527
195,567	Legrand SA	10,746,443
22,297	LVMH Moët Hennessy Louis Vuitton SE	3,567,941
23,444	Pernod Ricard SA	2,551,349
166,372	Sanofi	13,624,561
292,026	Schneider Electric SE	18,854,772
40,685	SEB SA	5,004,754
117,780	Technicolor SA	782,452
26,849	Technip SA	1,471,211
283,919	TOTAL SA	13,766,093
36,538	Valeo SA(a)	5,507,123

	Total France	134,477,941

Germany - 7.2%
16,637	adidas AG	2,130,710
62,434	BASF SE	4,821,064
58,087	Bayer AG, Class Registered Shares	5,534,551
68,118	Bayerische Motoren Werke AG	5,748,131
146,485	Brenntag AG	7,838,612
43,819	Continental AG	9,402,858
43,330	Fresenius Medical Care AG & Co. KGaA	3,761,591
96,134	GEA Group AG	4,454,608
34,941	HeidelbergCement AG	2,989,121
481,298	Infineon Technologies AG	7,217,138
59,670	Linde AG	8,930,402
85,679	ProSiebenSat.1 Media SE*	4,306,070
231,206	SAP SE	18,777,236
34,242	Symrise AG	2,147,610
64,044	United Internet AG, Class Registered Shares	3,018,238

	Total Germany	91,077,940

Hong Kong - 2.5%
923,200	AIA Group Ltd.	5,372,281
777,000	BOC Hong Kong Holdings Ltd.	2,384,276
1,706,000	Brilliance China Automotive Holdings Ltd.	1,646,285
1,341,377	China Merchants Holdings International Co., Ltd.	3,829,603
1,055,000	China Mobile Ltd.	12,006,268
115,040	Jardine Strategic Holdings Ltd.	3,414,146
424,000	Link REIT	2,596,262

	Total Hong Kong	31,249,121

India - 0.8%
114,630	HDFC Bank Ltd.	2,010,228
105,799	Hero MotoCorp Ltd.	4,892,420
276,990	ICICI Bank Ltd., ADR	1,991,558
901,945	Idea Cellular Ltd.	1,540,224

	Total India	10,434,430

Ireland - 1.2%
211,077	Experian PLC	3,993,559
338,308	James Hardie Industries PLC, CDI	5,157,623
43,373	Kerry Group PLC, Class A Shares	3,908,604
18,675	Ryanair Holdings PLC, ADR	1,632,195

	Total Ireland	14,691,981

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Israel - 0.6%
42,700	Check Point Software Technologies Ltd.*(a)	$3,628,219
65,426	Teva Pharmaceutical Industries Ltd., ADR	3,393,647

	Total Israel	7,021,866

Italy - 0.5%
1,604,788	Intesa Sanpaolo SpA	4,114,117
416,760	Snam SpA	2,384,383

	Total Italy	6,498,500

Japan - 11.6%
51,600	ABC-Mart Inc.	3,337,076
85,600	Bridgestone Corp.	2,936,851
21,700	Daikin Industries Ltd.	1,841,622
145,900	East Japan Railway Co.	13,266,865
12,800	FANUC Corp.	1,944,806
2,693,000	Hitachi Ltd.	12,328,619
105,100	Hoya Corp.	3,670,711
246,500	Japan Airlines Co., Ltd.	8,409,627
723,000	KDDI Corp.	21,007,269
13,500	Keyence Corp.	8,490,944
3,800	Komatsu Ltd.	64,877
262,100	Kubota Corp.	3,820,541
65,800	Nidec Corp.	5,042,546
329,200	Nikon Corp.(a)	4,601,904
151,800	Nippon Telegraph & Telephone Corp.	6,626,158
133,300	Nomura Real Estate Holdings Inc.	2,376,646
266,500	ORIX Corp.	3,667,486
97,900	Otsuka Holdings Co., Ltd.	3,983,528
306,300	Sekisui Chemical Co., Ltd.	3,963,142
190,000	Sekisui House Ltd.	3,381,701
17,100	SMC Corp.	4,313,166
485,300	Sumitomo Mitsui Financial Group Inc.	15,649,589
84,400	Suntory Beverage & Food Ltd.	3,988,572
73,100	Suzuki Motor Corp.	1,853,686
75,600	Unicharm Corp.	1,470,534
818,500	Yahoo Japan Corp.	3,659,357

	Total Japan	145,697,823

Luxembourg - 0.3%
154,239	SES SA, ADR	3,451,220

Mexico - 0.2%
103,490	Grupo Televisa SAB, ADR	2,767,323

Netherlands - 6.0%
195,506	Aalberts Industries NV	6,895,457
125,519	ABN AMRO Group NV, Dutch Certificate GDR(b)	2,555,631
282,183	Akzo Nobel NV	19,131,355
38,040	ASML Holding NV	3,782,316
60,401	Boskalis Westminster	2,185,598
53,424	Gemalto NV	3,262,504
60,683	Heineken NV	5,634,490
356,152	ING Groep NV, Dutch Certificate	4,420,032
78,502	Koninklijke Vopak NV	4,085,593
850,535	PostNL NV*	3,742,690
320,671	Royal Dutch Shell PLC, Class A Shares	7,787,078
484,524	Royal Dutch Shell PLC, Class B Shares	11,656,774

	Total Netherlands	75,139,518

Norway - 0.5%
196,276	DNB ASA	2,504,163
247,073	Statoil ASA	3,897,588

	Total Norway	6,401,751

Singapore - 0.1%
141,932	DBS Group Holdings Ltd.	1,592,658

South Africa - 0.2%
240,202	Spar Group Ltd. (The)	3,093,810

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
South Korea - 2.4%
52,403	KT&G Corp.	$5,597,742
12,499	Samsung Electronics Co., Ltd.	13,524,467
62,177	SK Telecom Co., Ltd.	11,567,347

	Total South Korea	30,689,556

Spain - 2.7%
117,979	Amadeus IT Holding SA, Class A Shares	5,458,634
664,489	Banco Bilbao Vizcaya Argentaria SA	4,384,505
1,935,554	CaixaBank SA(a)	5,281,914
210,508	Grifols SA(a)	4,768,167
181,153	Industria de Diseno Textil SA	6,115,291
752,837	Prosegur Cia de Seguridad SA	4,554,302
20,426	Red Electrica Corp SA	1,817,594
33,249	Técnicas Reunidas SA	1,044,839

	Total Spain	33,425,246

Sweden - 1.4%
219,214	Assa Abloy AB, Class B Shares	4,551,493
159,067	Atlas Copco AB, Class A Shares	4,105,253
74,274	Hexagon AB, Class B Shares(a)	2,883,483
71,632	Swedish Match AB	2,442,375
487,454	Telefonaktiebolaget LM Ericsson, Class B Shares	3,754,078

	Total Sweden	17,736,682

Switzerland - 11.9%
81,091	ABB Ltd., Class Registered Shares*	1,684,602
266,522	Aryzta AG*	10,590,881
3,147	Barry Callebaut AG, Class Registered Shares*	3,712,454
163,774	Cie Financiere Richemont SA, Class Registered Shares	9,629,739
376,059	Clariant AG, Class Registered Shares*	6,719,100
2,724	Galenica AG, Class Registered Shares	3,593,461
760	Givaudan SA, Class Registered Shares	1,455,621
47,909	Lonza Group AG, Class Registered Shares*	8,261,277
121,900	Nestlé SA, Class Registered Shares	8,993,282
176,971	Novartis AG, Class Registered Shares	14,030,811
104,435	Roche Holding AG	27,382,052
6,370	Schindler Holding AG	1,178,526
1,273	SGS SA, Class Registered Shares	2,714,265
923	Sika AG	3,989,501
26,024	Sonova Holding AG, Class Registered Shares	3,470,438
8,840	Swatch Group AG (The)	2,601,365
7,886	Swisscom AG, Class Registered Shares	3,753,978
12,855	Syngenta AG, Class Registered Shares	5,046,959
85,486	Temenos Group AG, Class Registered Shares*	4,741,166
487,955	UBS Group AG, Class Registered Shares	7,525,092
72,310	Wolseley PLC	4,243,672
58,544	Zurich Insurance Group AG*	14,147,703

	Total Switzerland	149,465,945

Taiwan - 0.5%
1,225,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,874,608

Thailand - 0.3%
3,050,000	CP ALL PCL	4,242,032

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 21.9%
135,736	Aggreko PLC	$2,210,397
346,236	ARM Holdings PLC	4,968,560
34,930	Associated British Foods PLC	1,489,681
53,215	AVEVA Group PLC	1,243,077
2,503,016	Aviva PLC	16,312,099
1,502,239	Balfour Beatty PLC*	5,386,766
6,668,450	Barclays PLC	17,624,663
255,403	British American Tobacco PLC	15,531,586
1,472,061	BT Group PLC	9,442,808
180,992	Bunzl PLC	5,359,150
404,577	Burberry Group PLC	6,295,404
197,764	Capita PLC	3,048,222
6,429	Cobham PLC	15,181
556,897	Diageo PLC	15,089,587
83,352	Dignity PLC	3,065,513
287,992	Domino’s Pizza Group PLC	4,401,266
366,763	Essentra PLC	4,403,728
775,090	GlaxoSmithKline PLC	16,224,579
656,636	ICAP PLC	4,109,366
45,810	Imperial Brands PLC	2,495,630
194,310	Inmarsat PLC	2,023,575
101,235	Intertek Group PLC	4,600,538
16,378,844	Lloyds Banking Group PLC	17,091,625
329,671	Marks & Spencer Group PLC	1,813,673
622,335	Prudential PLC	12,444,388
97,745	Reckitt Benckiser Group PLC	9,718,092
854,826	RELX NV	14,808,582
333,799	Rolls-Royce Holdings PLC*	2,993,801
567,142	Royal Mail PLC	4,445,060
249,640	Sky PLC	3,484,470
77,095	Spectris PLC	1,874,058
583,526	SSE PLC	12,950,351
163,512	Travis Perkins PLC	4,555,146
213,027	Tullett Prebon PLC	1,036,197
196,740	Unilever PLC	8,965,965
5,790,490	Vodafone Group PLC	19,365,589
67,153	Weir Group PLC (The)	1,166,651
65,568	Whitbread PLC	4,001,063
836,290	William Hill PLC	3,768,660
527,583	Worldpay Group PLC* (b)	2,117,979
154,923	WPP PLC	3,572,970

	Total United Kingdom	275,515,696

United States - 1.9%
111,670	Carnival Corp.	5,331,126
251,742	Carnival PLC	12,432,942
800,400	Samsonite International SA	2,374,856
68,321	Shire PLC	4,233,184

	Total United States	24,372,108

	TOTAL COMMON STOCKS (Cost - $1,180,485,712)	1,199,019,154

PREFERRED STOCKS - 1.5%
Brazil - 0.1%
104,200	Telefónica Brasil SA, Class Preferred Shares	1,207,652

Germany - 1.4%
122,152	Volkswagen AG, Class Preferred Shares, 1.800%	18,266,857

	TOTAL PREFERRED STOCKS (Cost - $22,736,109)	19,474,509

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,203,221,821)	1,218,493,663

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Face Amount †		Security	Value
SHORT-TERM INVESTMENTS(c) - 5.4%
MONEY MARKET FUND - 2.5%
$ 31,984,258		Invesco STIT - Government & Agency Portfolio(d) (Cost - $31,984,258)	$31,984,258

TIME DEPOSITS - 2.9%
		ANZ National Bank - London:
88,717	GBP	0.096% due 6/1/16	128,502
3,577,582		0.150% due 6/1/16	3,577,582
6,708,186		Banco Santander SA - Frankfurt, 0.150% due 6/1/16	6,708,186
		BBH - Grand Cayman:
688	CHF	(1.450)% due 6/1/16	692
2,304	EUR	(0.545)% due 6/1/16	2,564
21,466,168	JPY	(0.410)% due 6/1/16	193,887
470,832	HKD	0.005% due 6/1/16	60,590
3	SGD	0.050% due 6/1/16	2
1	CAD	0.050% due 6/1/16	1
1	AUD	0.959% due 6/1/16	1
1	NZD	1.450% due 6/1/16	1
		DNB - Oslo:
193,519	EUR	(0.545)% due 6/1/16	215,377
15,113,280		0.150% due 6/1/16	15,113,280
10,401,616		Skandinaviska Enskilda Banken AB - Stockholm, 0.150% due 6/1/16	10,401,616

		TOTAL TIME DEPOSITS (Cost - $36,402,281)	36,402,281

		TOTAL SHORT-TERM INVESTMENTS (Cost - $68,386,539)	68,386,539

		TOTAL INVESTMENTS - 102.2% (Cost - $1,271,608,360#)	1,286,880,202

		Liabilities in Excess of Other Assets - (2.2)%	(28,103,394)

		TOTAL NET ASSETS - 100.0%	$1,258,776,808

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.9%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronic Systems (CHESS) Depositary Interest
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	-	Japanese Yen
NZD	—	New Zealand Dollar
SGD	—	Singapore Dollar

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Summary of Investments by Security Sector^
Consumer Discretionary	14.7%
Financials	14.4
Industrials	13.9
Health Care	11.5
Information Technology	10.5
Consumer Staples	9.6
Telecommunication Services	7.4
Materials	6.2
Energy	4.3
Utilities	2.2
Short-Term Investments	5.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.0%
Argentina - 0.9%
134,608	YPF SA, ADR	$2,814,653

Brazil - 7.8%
1,033,809	Ambev SA, ADR	5,437,835
199,007	Banco Bradesco SA, ADR	1,245,784
559,585	Banco do Brasil SA	2,549,902
372,515	BB Seguridade Participações SA	2,809,528
101,992	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	449,234
470,000	CCR SA	1,983,040
589,425.8	Cielo SA	5,177,697
207,350	Cosan SA Indústria e Comércio	1,883,383
119,378	Localiza Rent a Car SA	1,098,196
120,600	Lojas Renner SA	697,361
57,400	Natura Cosméticos SA	357,638
183,500	Petróleo Brasileiro SA, Class A Shares, ADR*	809,235
41,069	Ultrapar Participações SA	775,498
111,100	Via Varejo SA	191,499

	Total Brazil	25,465,830

Canada - 0.3%
162,345	First Quantum Minerals Ltd.	1,064,598

China - 15.4%
341,763	AAC Technologies Holdings Inc.	2,761,435
2,501,000	Agricultural Bank of China Ltd., Class H Shares(a)	908,714
70,758	Alibaba Group Holding Ltd., ADR*	5,802,156
864,000	Anhui Conch Cement Co., Ltd., Class H Shares(a)	2,077,216
37,000	Baidu Inc., ADR*	6,605,980
8,068,380	China Construction Bank Corp., Class H Shares(a)	5,188,613
1,231,000	China Medical System Holdings Ltd.	1,764,633
347,500	China Merchants Bank Co., Ltd., Class H Shares(a)	708,665
620,000	China Shenhua Energy Co., Ltd., Class H Shares(a)	984,952
2,665,442	CNOOC Ltd.	3,176,327
33,611	NetEase Inc., ADR	5,977,380
55,025	New Oriental Education & Technology Group Inc., ADR	2,324,806
625,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(a)	2,802,569
276,531	Tencent Holdings Ltd.	6,150,131
79,182	Vipshop Holdings Ltd., ADR*(b)	924,054
1,002,600	Weichai Power Co., Ltd., Class H Shares(a)	1,165,509
243,855	Zhuzhou CRRC Times Electric Co., Ltd.	1,362,812

	Total China	50,685,952

Colombia - 0.5%
48,009	Bancolombia SA, ADR	1,563,173

Egypt - 0.4%
329,653	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	1,217,689

Hong Kong - 4.2%
893,246	Brilliance China Automotive Holdings Ltd.	861,980
71,037	China Mobile Ltd., ADR	4,010,039
1,227,000	China State Construction International Holdings Ltd.	1,555,965
19,700	CK Hutchison Holdings Ltd.	228,232
17,688	Hong Kong Exchanges & Clearing Ltd.	421,667
1,840,431	Huabao International Holdings Ltd.*	711,222
251,725	Link REIT	1,541,377
284,380	Power Assets Holdings Ltd.	2,751,879
6,412,000	SMI Holdings Group Ltd.(b)	585,054
315,500	Techtronic Industries Co., Ltd.	1,265,873

	Total Hong Kong	13,933,288

Hungary - 0.7%
101,744	OTP Bank PLC	2,458,014

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 12.2%
252,867	Aurobindo Pharma Ltd.	$2,943,894
73,320	Axis Bank Ltd., Class Registered Shares, GDR	2,837,465
27,171	Colgate-Palmolive India Ltd.	347,254
16,535	Dr Reddy’s Laboratories Ltd.	785,012
4,932	Dr Reddy’s Laboratories Ltd., ADR	232,593
188,479	Glenmark Pharmaceuticals Ltd.	2,385,696
16,423	HCL Technologies Ltd.	180,184
253,689	HDFC Bank Ltd.	4,448,860
52,115	HDFC Bank Ltd., ADR	3,354,121
134,425	Hindustan Unilever Ltd.	1,704,360
291,365	Housing Development Finance Corp., Ltd.	5,373,798
323,480	ICICI Bank Ltd., ADR	2,325,821
24,498	Infosys Ltd.	455,165
85,285	Infosys Ltd., ADR	1,657,940
808,258	ITC Ltd.	4,234,547
55,141	Kotak Mahindra Bank Ltd.	610,054
78,431	Reliance Industries Ltd.	1,116,731
107,434	Shriram Transport Finance Co., Ltd.	1,878,437
148,513	Sun Pharmaceutical Industries Ltd.	1,680,569
43,166	Tata Consultancy Services Ltd.	1,649,697

	Total India	40,202,198

Indonesia - 5.6%
3,382,000	Astra International Tbk PT	1,631,626
1,635,200	Bank Central Asia Tbk PT	1,554,668
3,545,862	Bank Mandiri Persero Tbk PT	2,340,041
2,378,700	Bank Rakyat Indonesia Persero Tbk PT	1,800,251
189,756	Hanjaya Mandala Sampoerna Tbk PT	1,318,172
450,117	Matahari Department Store Tbk PT	624,626
1,549,600	Semen Indonesia Persero Tbk PT	1,020,038
8,482,887	Telekomunikasi Indonesia Persero Tbk PT	2,295,157
68,825	Telekomunikasi Indonesia Persero Tbk PT, ADR(b)	3,781,934
345,500	Unilever Indonesia Tbk PT	1,089,689
848,778	United Tractors Tbk PT	881,006

	Total Indonesia	18,337,208

Jersey, Channel Islands - 0.3%
11,745	Randgold Resources Ltd., ADR	990,221

Macau - 0.2%
399,400	Wynn Macau Ltd.	620,414

Malaysia - 0.7%
105,853	British American Tobacco Malaysia Bhd	1,284,133
209,500	Public Bank Bhd	970,261

	Total Malaysia	2,254,394

Mexico - 4.0%
98,731	América Móvil SAB de CV, Class L Shares, ADR	1,209,455
36,882	Fomento Económico Mexicano SAB de CV, ADR	3,344,460
23,986	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	243,037
484,900	Grupo Financiero Banorte SAB de CV, Class O Shares	2,539,758
16,744	Grupo Financiero Santander Mexico SAB de CV, Class B Shares, ADR	151,198
545,435	Grupo México SAB de CV, Class B Shares	1,212,111
37,834	Grupo Televisa SAB, ADR	1,011,681
567,500	Kimberly-Clark de México SAB de CV, Class A Shares	1,347,230
962,371	Wal-Mart de Mexico SAB de CV	2,239,285

	Total Mexico	13,298,215

Netherlands - 0.7%
25,104	Heineken NV	2,330,937

Pakistan - 0.9%
593,883	Habib Bank Ltd.(c)	992,801
616,262	Oil & Gas Development Co., Ltd.	817,714
777,916	Pakistan Petroleum Ltd.	1,120,226

	Total Pakistan	2,930,741

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Peru - 0.7%
17,150	Credicorp Ltd.	$2,404,430

Philippines - 0.5%
42,276	Philippine Long Distance Telephone Co., ADR(b)	1,749,804

Poland - 0.2%
54,732	Eurocash SA	680,394

Portugal - 0.4%
101,355	Galp Energia SGPS SA	1,326,233

Russia - 7.2%
1,772,550	Alrosa PAO	1,886,564
461,841	Gazprom PAO, ADR	2,010,717
57,869	Lukoil PJSC, ADR	2,203,584
17,435	Magnit PJSC, Class Registered Shares, GDR	615,889
6,573	Magnit PJSC, GDR(d)	232,684
221,539	Mobile Telesystems PJSC, ADR(b)	1,940,682
27,853	Novatek OAO, Class Registered Shares, GDR	2,791,061
4,095,762	Sberbank of Russia PJSC*	8,202,365
172,717	TMK PAO, Class Registered Shares, GDR	485,116
74,386	X5 Retail Group NV, Class Registered Shares, GDR*	1,454,098
89,560	Yandex NV, Class A Shares*	1,844,936

	Total Russia	23,667,696

South Africa - 5.5%
56,930	Bid Corp., Ltd.*	1,096,466
56,930	Bidvest Group Ltd. (The)	454,169
119,552	Imperial Holdings Ltd.	1,061,994
139,039	Life Healthcare Group Holdings Ltd.	339,742
24,430	Naspers Ltd., Class N Shares	3,584,657
66,208	Nedbank Group Ltd.	744,275
562,052	Petra Diamonds Ltd.	944,616
627,308	PPC Ltd.	391,081
87,258	Remgro Ltd.	1,349,424
289,007	Sanlam Ltd.(b)	1,142,188
175,042	Shoprite Holdings Ltd.	1,837,461
329,774	Standard Bank Group Ltd.	2,600,565
115,874	Vodacom Group Ltd.	1,212,532
217,393	Woolworths Holdings Ltd.	1,150,253

	Total South Africa	17,909,423

South Korea - 9.7%
3,969	Amorepacific Corp.	1,391,499
17,865	CJ CGV Co., Ltd.(b)	1,706,883
24,758	Coway Co., Ltd.	2,140,355
32,139	Hansae Co., Ltd.(b)	1,140,261
293,811	Hanwha Life Insurance Co., Ltd.	1,569,935
11,021	Hyundai Mobis Co., Ltd.	2,341,086
18,713	Kangwon Land Inc.	667,233
68,629	KB Financial Group Inc.	1,957,744
63,800	Korea Aerospace Industries Ltd.	3,575,277
10,106	KT&G Corp.	1,079,533
1,827	LG Household & Health Care Ltd.	1,612,578
4,509	Samlip General Foods Co., Ltd.(b)	763,392
5,428	Samsung Electronics Co., Ltd.	5,873,334
4,574	Samsung Fire & Marine Insurance Co., Ltd.	1,065,302
87,058	Shinhan Financial Group Co., Ltd.	2,900,568
91,049	SK Hynix Inc.	2,198,225

	Total South Korea	31,983,205

Spain - 0.3%
255,733	Cemex Latam Holdings SA*	1,115,598

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 6.0%
1,184,090	Advanced Semiconductor Engineering Inc.	$1,335,603
112,620	Catcher Technology Co., Ltd.	851,871
135,473	Hiwin Technologies Corp.	573,028
586,750	Hon Hai Precision Industry Co., Ltd.	1,438,851
157,480	Hota Industrial Manufacturing Co., Ltd.	741,830
21,000	Largan Precision Co., Ltd.	1,741,059
102,039	President Chain Store Corp.	773,127
38,130	Silicon Motion Technology Corp., ADR	1,694,879
1,917,732	Taiwan Semiconductor Manufacturing Co., Ltd.	9,196,672
52,822	Taiwan Semiconductor Manufactauring Co., Ltd., ADR	1,305,760

	Total Taiwan	19,652,680

Thailand - 2.2%
17,293	Airports of Thailand PCL	191,446
167,430	Bangkok Dusit Medical Services PCL, Class F Shares	112,806
1,690,985	CP ALL PCL	2,351,873
206,300	Kasikornbank PCL	1,014,014
468,764	PTT Exploration & Production PCL	1,018,910
96,200	Siam Cement PCL (The), Class Registered Shares	1,289,723
1,942,980	Thai Beverage PCL	1,234,491

	Total Thailand	7,213,263

Turkey - 3.3%
636,122	Akbank TAS	1,714,180
484,351	Aselsan Elektronik Sanayi Ve Ticaret AS	1,632,725
1,542,979	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	1,408,836
309,340	KOC Holding AS	1,371,578
21,312	Türk Telekomunikasyon AS	43,468
406,830	Turkcell Iletisim Hizmetleri AS*	1,483,846
776,564	Türkiye Garanti Bankasi AS	1,985,490
720,540	Türkiye Is Bankasi, Class C Shares	1,098,788

	Total Turkey	10,738,911

United Kingdom - 4.5%
111,920	British American Tobacco PLC	6,909,252
72,529	SABMiller PLC	4,520,647
73,228	Unilever NV, Dutch Certificate	3,287,540

	Total United Kingdom	14,717,439

United States - 0.7%
128,850	Freeport-McMoRan Inc.	1,427,658
21,988	Las Vegas Sands Corp.	1,016,725

	Total United States	2,444,383

	TOTAL COMMON STOCKS (Cost - $289,370,940)	315,770,984

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Face Amount †		Security	Value
SHORT-TERM INVESTMENTS(e) - 6.6%
MONEY MARKET FUND - 2.5%
$ 8,052,443		Invesco STIT - Government & Agency Portfolio(f) (Cost - $8,052,443)	$8,052,443

TIME DEPOSITS - 4.1%
4,717,902		Banco Santander SA - Frankfurt, 0.150% due 6/1/16	4,717,902
		BBH - Grand Cayman:
15,763	EUR	(0.545)% due 6/1/16	17,543
607,202	HKD	0.005% due 6/1/16	78,140
3,322,137		DNB - Oslo, 0.150% due 6/1/16	3,322,137
31,383	SGD	HSBC Bank PLC - London, 0.050% due 6/1/16	22,792
5,326,334		JPMorgan Chase & Co. - New York, 0.150% due 6/1/16	5,326,334

		TOTAL TIME DEPOSITS (Cost - $13,484,848)	13,484,848

		TOTAL SHORT-TERM INVESTMENTS (Cost - $21,537,291)	21,537,291

		TOTAL INVESTMENTS - 102.6% (Cost - $310,908,231#)	337,308,275

		Liabilities in Excess of Other Assets - (2.6)%	(8,658,253)

		TOTAL NET ASSETS - 100.0%	$328,650,022

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security trades on the Hong Kong exchange.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Illiquid security.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.1%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:

EUR	—	Euro
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Summary of Investments by Security Sector^
Financials	25.6%
Information Technology	18.9
Consumer Staples	16.3
Consumer Discretionary	7.8
Energy	7.2
Telecommunication Services	5.2
Industrials	4.6
Materials	4.2
Health Care	3.0
Utilities	0.8
Short-Term Investments	6.4

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Security	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 29.3%
U.S. GOVERNMENT OBLIGATIONS - 28.4%
	U.S. Treasury Bonds:
$ 890,000	4.750% due 2/15/37	$1,256,065
690,000	3.750% due 8/15/41	848,902
3,190,000	3.125% due 11/15/41	3,544,326
1,665,000	3.125% due 2/15/42(q)	1,849,191
100,000	3.125% due 2/15/43	110,728
990,000	3.750% due 11/15/43(q)	1,227,542
16,600,000	3.000% due 5/15/45	17,874,830
625,000	2.875% due 8/15/45	656,347
5,070,000	3.000% due 11/15/45	5,457,678
2,830,000	2.500% due 2/15/46	2,751,292
14,415,000	2.500% due 5/15/46	14,029,846
	U.S. Treasury Inflation Indexed Bonds:
602,446	1.750% due 1/15/28	691,832
288,659	2.125% due 2/15/40	364,655
653,399	0.750% due 2/15/42	627,365
3,193,031	1.375% due 2/15/44	3,534,807
1,420,820	0.750% due 2/15/45	1,359,594
2,211,022	1.000% due 2/15/46	2,276,663
	U.S. Treasury Inflation Indexed Notes:
2,170,271	0.125% due 4/15/17	2,186,999
2,998,152	0.375% due 7/15/23	3,059,092
479,673	0.625% due 1/15/24	495,324
2,030,852	0.125% due 7/15/24	2,021,663
764,104	0.250% due 1/15/25	763,323
441,835	0.375% due 7/15/25	447,413
2,114,621	0.625% due 1/15/26	2,188,618
	U.S. Treasury Notes:
70,000	0.750% due 6/30/17	70,004
240,000	0.625% due 11/30/17	239,344
19,650,000	0.750% due 2/28/18	19,614,689
16,635,000	0.875% due 3/31/18	16,637,595
5,270,000	0.750% due 4/30/18	5,258,264
5,060,000	0.875% due 5/31/18	5,060,197
7,440,000	0.875% due 4/15/19	7,410,939
8,770,000	0.875% due 5/15/19	8,731,973
20,000	1.625% due 7/31/19	20,356
1,425,000	1.375% due 2/29/20	1,434,408
580,000	1.375% due 3/31/20	583,614
4,610,000	1.625% due 6/30/20	4,676,089
870,000	2.000% due 9/30/20	895,743
150,000	1.375% due 10/31/20	150,349
1,390,000	1.375% due 1/31/21	1,391,248
7,245,000	1.250% due 3/31/21	7,205,942
17,390,000	1.375% due 4/30/21	17,396,121
12,750,000	1.375% due 5/31/21	12,759,461
400,000	1.750% due 3/31/22	405,039
29,420,000	1.500% due 3/31/23	29,147,630
2,097,000	1.625% due 4/30/23	2,093,806
965,000	1.625% due 5/31/23	963,493
6,505,000	1.625% due 2/15/26	6,376,422
2,550,000	1.625% due 5/15/26	2,501,690

	TOTAL U.S. GOVERNMENT OBLIGATIONS	220,648,511

U.S. GOVERNMENT AGENCIES - 0.9%
	Federal Home Loan Bank (FHLB):
345,000	4.000% due 9/1/28	396,984

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
$ 1,520,000		step bond to yield, 1.250% due 6/28/30	$1,519,670
810,000		Federal Home Loan Mortgage Corp. (FHLMC), 1.250% due 10/2/19	811,586
		Federal National Mortgage Association (FNMA):
650,000		zero coupon bond to yield, 20.329% due 10/9/19(o)	617,486
490,000		2.125% due 4/24/26	489,997
405,000		7.125% due 1/15/30	617,320
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		due 1/15/30(k)	388,407
595,000		due 5/15/30(k)	393,345
1,325,000		Residual Funding Corp. Principal Strip, due 10/15/19(k)	1,266,584

		TOTAL U.S. GOVERNMENT AGENCIES	6,501,379

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $221,476,048)	227,149,890

CORPORATE BONDS & NOTES - 26.0%
Aerospace & Defense - 0.2%
35,000	BBB+	BAE Systems Holdings Inc., Company Guaranteed Notes, 3.850% due 12/15/25(a)	36,311
		Harris Corp., Senior Unsecured Notes:
120,000	BBB-	4.854% due 4/27/35	129,197
148,000	BBB-	5.054% due 4/27/45	163,592
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	BBB+	3.100% due 1/15/23	31,202
170,000	BBB+	3.550% due 1/15/26	180,853
45,000	BBB+	3.600% due 3/1/35	44,348
172,000	BBB+	4.500% due 5/15/36	189,946
130,000	BBB	Northrop Grumman Corp., Senior Unsecured Notes, 3.850% due 4/15/45	130,190
		United Technologies Corp.:
910,000	BBB+	Junior Subordinated Notes, step bond to yield, 1.778% due 5/4/18	914,203
80,000	A-	Senior Unsecured Notes, 4.500% due 6/1/42	87,720

		Total Aerospace & Defense	1,907,562

Airlines - 0.5%
630,118	A	American Airlines Class A Pass Through Trust, Series 2013-2, Pass Thru Certificates, 4.950% due 1/15/23	678,164
333,873	BBB-	American Airlines Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.625% due 1/15/21(a)	343,472
308,938	BBB-	American Airlines Class B Pass Through Trust, Series 2013-2, Pass Thru Certificates, 5.600% due 7/15/20(a)	317,820
216,418	A	Continental Airlines Inc. Class A-1 Pass Through Trust, Series 1999-2, Pass Thru Certificates, 7.256% due 3/15/20	232,108
697,519	A	Delta Air Lines Class A Pass Through Trust, Series 2009-1, Pass Thru Certificates, 7.750% due 12/17/19	782,093
110,097	A-	JetBlue Airways G-1 Pass Through Trust, Series 2004-2, Pass Thru Certificates, 1.001% due 8/15/16(b)	109,657
625,000	BBB+	JetBlue Airways G-2 Pass Through Trust, Series 2004-2, Pass Thru Certificates, 1.076% due 11/15/16(b)	620,781
287,569	BBB	Northwest Airlines Inc. Class A-1 Pass Through Trust, Pass Thru Certificates, 7.041% due 4/1/22	325,312
218,596	A+	UAL Pass Through Trust, Series 2009-1, Pass Thru Certificates, 10.400% due 11/1/16	227,613
35,551	A	UAL Pass Through Trust, Series 2009-2A, Pass Thru Certificates, 9.750% due 1/15/17	37,017
508,829	A	US Airways Pass Through Trust, Series 2001-1G, Pass Thru Certificates, 7.076% due 3/20/21	553,351

		Total Airlines	4,227,388

Automobiles - 0.2%
590,000	BBB	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	605,432
		General Motors Co., Senior Unsecured Notes:
260,000	BBB-	6.250% due 10/2/43	286,962
455,000	BBB-	5.200% due 4/1/45	444,294
275,000	BBB-	6.750% due 4/1/46	323,323

		Total Automobiles	1,660,011

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Banks - 4.6%
$ 728,000	AAA	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 1.125% due 5/25/18(a)	$727,126
		Bank of America Corp.:
		Senior Unsecured Notes:
850,000	Baa1(c)	8.590% due 5/18/17(b)	854,849
1,584,000	Baa1(c)	9.570% due 6/6/17(b)	1,589,900
70,000	BBB+	5.750% due 12/1/17	74,092
280,000	BBB+	5.650% due 5/1/18	299,582
108,000	BBB+	1.950% due 5/12/18	108,229
262,000	BBB+	2.600% due 1/15/19	266,338
173,000	BBB+	2.250% due 4/21/20	172,563
400,000	BBB+	5.000% due 5/13/21	443,119
300,000	BBB+	3.300% due 1/11/23	305,869
490,000	BBB+	4.125% due 1/22/24	521,214
630,000	BBB+	4.000% due 4/1/24	664,574
594,000	BBB+	3.875% due 8/1/25	621,479
210,000	BBB+	3.500% due 4/19/26	213,540
410,000	BBB+	5.000% due 1/21/44	459,438
270,000	BBB+	4.875% due 4/1/44	300,108
		Subordinated Notes:
990,000	BBB	4.200% due 8/26/24	1,014,539
610,000	BBB	4.000% due 1/22/25	612,690
400,000	BBB	3.950% due 4/21/25	400,045
20,000	BBB	4.450% due 3/3/26	20,665
		Bank of America NA:
390,000	A	Senior Unsecured Notes, 1.650% due 3/26/18	390,188
300,000	BBB+	Subordinated Notes, 6.100% due 6/15/17	314,661
100,000	BBB-	Barclays Bank PLC, Subordinated Notes, 5.140% due 10/14/20	107,323
		Barclays PLC:
760,000	BBB	Senior Unsecured Notes, 4.375% due 1/12/26	776,965
200,000	BB+	Subordinated Notes, 4.375% due 9/11/24	196,770
260,000	A	BNP Paribas SA, Senior Unsecured Notes, 2.375% due 9/14/17	262,832
		Capital One Financial Corp.:
		Senior Unsecured Notes:
560,000	BBB	3.500% due 6/15/23	573,901
300,000	BBB	3.200% due 2/5/25	297,754
180,000	BBB-	Subordinated Notes, 4.200% due 10/29/25	184,385
800,000	BBB-	Chase Capital III, Limited Guaranteed Notes, 1.223% due 3/1/27(b)	660,520
		CIT Group Inc., Senior Unsecured Notes:
290,000	BB+	6.625% due 4/1/18(a)	306,585
300,000	BB+	5.000% due 8/15/22	307,875
		Cooperatieve Rabobank UA:
590,000	BBB+	Bank Guaranteed Notes, 4.375% due 8/4/25	615,591
		Company Guaranteed Notes:
160,000	A+	3.375% due 1/19/17	162,399
310,000	BBB+	4.625% due 12/1/23	329,025
320,000	BBB-	Junior Subordinated Notes, 11.000%(a)(b)(d)	392,800
320,000	A+	Senior Unsecured Notes, 2.500% due 1/19/21	323,829
450,000	BBB	Credit Agricole SA, Subordinated Notes, 4.375% due 3/17/25(a)	451,104
		Credit Suisse AG:
750,000	A	Senior Unsecured Notes, 1.700% due 4/27/18	751,015
471,000	BBB	Subordinated Notes, 6.000% due 2/15/18	498,164
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
505,000	BBB+	2.750% due 3/26/20	500,081
250,000	BBB+	3.125% due 12/10/20(a)	250,094
500,000	BBB+	3.800% due 9/15/22	504,948

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Banks - 4.6% - (continued)
		Discover Bank/Greenwood DE, Senior Unsecured Notes:
$ 900,000	BBB	2.600% due 11/13/18	$905,977
250,000	BBB	3.100% due 6/4/20	254,662
1,510,000	BBB-	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	1,627,985
		HSBC Holdings PLC:
210,000	Baa3(c)	Junior Subordinated Notes, 6.375%(b)(d)	197,925
		Subordinated Notes:
390,000	BBB+	4.250% due 8/18/25	391,319
390,000	BBB+	6.500% due 9/15/37	466,000
450,000	BBB+	5.250% due 3/14/44	474,999
		HSBC USA Inc., Senior Unsecured Notes:
385,000	A	2.350% due 3/5/20	384,514
185,000	A	2.750% due 8/7/20	186,590
335,000	A	ING Bank NV, Senior Unsecured Notes, 1.800% due 3/16/18(a)	335,717
810,000	BB	Intesa Sanpaolo SpA, Subordinated Notes, 5.017% due 6/26/24(a)	769,284
525,000	A	Lloyds Bank PLC, Company Guaranteed Notes, 1.750% due 5/14/18	524,450
		Lloyds Banking Group PLC, Subordinated Notes:
245,000	BBB-	4.582% due 12/10/25(a)	246,567
201,000	BBB-	4.650% due 3/24/26	203,474
480,000	BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(d)	481,800
530,000	A	Macquarie Bank Ltd., Senior Unsecured Notes, 1.266% due 10/27/17(a)(b)	529,060
300,000	A-	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(a)	327,304
470,000	Aaa(c)	Royal Bank of Canada, Covered Notes, 2.200% due 9/23/19	478,717
		Royal Bank of Scotland Group PLC:
250,000	BBB-	Senior Unsecured Notes, 6.400% due 10/21/19	279,702
		Subordinated Notes:
30,000	BB	6.125% due 12/15/22	31,946
320,000	BB	6.100% due 6/10/23	335,574
152,000	BB	6.000% due 12/19/23	159,049
222,000	BB	5.125% due 5/28/24	219,791
70,000	BB+	Royal Bank of Scotland NV, Company Guaranteed Notes, 4.650% due 6/4/18	72,228
		Santander Holdings USA Inc., Senior Unsecured Notes:
219,000	BBB+	3.450% due 8/27/18	224,083
160,000	BBB+	2.700% due 5/24/19	160,470
55,000	BBB+	2.650% due 4/17/20	54,952
120,000	BBB+	4.500% due 7/17/25	123,718
180,000	BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 2.875% due 10/16/20	179,432
170,000	BBB-	Santander UK PLC, Subordinated Notes, 7.950% due 10/26/29	217,811
880,000	BBB-	Standard Chartered PLC, Subordinated Notes, 5.700% due 3/26/44(a)	868,586
470,000	BBB	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570%(b)(d)	467,345
		Wells Fargo & Co.:
170,000	BBB	Junior Subordinated Notes, 5.875%(b)(d)	182,112
		Senior Unsecured Notes:
249,000	A	2.600% due 7/22/20	254,192
235,000	A	2.550% due 12/7/20	239,455
41,000	A	3.550% due 9/29/25	43,022
925,000	A	3.000% due 4/22/26	926,912
134,000	A	3.900% due 5/1/45	135,815
		Subordinated Notes:
330,000	A-	3.450% due 2/13/23	337,992
169,000	A-	4.480% due 1/16/24	182,993
580,000	A-	4.300% due 7/22/27	615,740
230,000	A-	5.375% due 11/2/43	261,623
110,000	A-	5.606% due 1/15/44	129,450
250,000	A-	4.650% due 11/4/44	259,516
250,000	A-	4.900% due 11/17/45	270,047
250,000	A	Wells Fargo Bank NA, Subordinated Notes, 6.000% due 11/15/17	266,306
100,000	BBB	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	104,250
380,000	AA-	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	417,632

		Total Banks	35,636,856

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Beverages - 1.0%
		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
$ 212,000	A-	2.650% due 2/1/21	$215,906
660,000	A-	3.300% due 2/1/23	679,272
2,103,000	A-	3.650% due 2/1/26	2,189,631
145,000	A-	4.700% due 2/1/36	157,273
1,119,000	A-	4.900% due 2/1/46	1,252,208
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
290,000	A-	5.000% due 4/15/20	322,431
200,000	A-	2.500% due 7/15/22	199,400
60,000	A-	3.750% due 7/15/42	57,590
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	589,475
275,000	BB+	Constellation Brands Inc., Company Guaranteed Notes, 6.000% due 5/1/22	311,781
173,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	193,558
160,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	166,315
275,000	BB-	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	312,125
50,000	BBB-	Molson Coors Brewing Co., Company Guaranteed Notes, 3.500% due 5/1/22(e)	51,934
250,000	A	PepsiCo Inc., Senior Unsecured Notes, 7.900% due 11/1/18	289,079
		Pernod Ricard SA, Senior Unsecured Notes:
200,000	BBB-	2.950% due 1/15/17(a)	202,178
390,000	BBB-	4.450% due 1/15/22(a)	423,651

		Total Beverages	7,613,807

Biotechnology - 0.3%
		Amgen Inc., Senior Unsecured Notes:
70,000	A	3.625% due 5/22/24	73,554
43,000	A	6.375% due 6/1/37	54,139
150,000	A	5.375% due 5/15/43	170,461
		Biogen Inc., Senior Unsecured Notes:
40,000	A-	4.050% due 9/15/25	42,780
35,000	A-	5.200% due 9/15/45	38,659
		Celgene Corp., Senior Unsecured Notes:
60,000	BBB+	3.550% due 8/15/22	62,456
310,000	BBB+	3.875% due 8/15/25	324,977
460,000	BBB+	5.000% due 8/15/45	490,832
		Gilead Sciences Inc., Senior Unsecured Notes:
330,000	A	3.700% due 4/1/24	350,793
219,000	A	3.650% due 3/1/26	232,138
85,000	A	4.800% due 4/1/44	91,304
570,000	A	4.750% due 3/1/46	611,457

		Total Biotechnology	2,543,550

Capital Markets - 0.9%
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
345,000	A	3.400% due 5/15/24	364,215
35,000	A	3.000% due 2/24/25	36,163
240,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000%(b)(d)	178,200
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
800,000	BBB+	6.250% due 9/1/17	844,832
225,000	BBB+	2.375% due 1/22/18	227,547
950,000	BBB+	6.150% due 4/1/18	1,024,685
389,000	BBB+	2.900% due 7/19/18	397,694
34,000	BBB+	2.625% due 1/31/19	34,604
150,000	BBB+	7.500% due 2/15/19	171,016
257,000	BBB+	2.550% due 10/23/19	260,827
810,000	BBB+	6.000% due 6/15/20	920,226
40,000	BBB+	5.250% due 7/27/21	44,819
320,000	BBB+	3.750% due 2/25/26	330,130

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Capital Markets - 0.9% - (continued)
$ 410,000	BBB+	6.250% due 2/1/41	$523,928
75,000	BBB+	4.800% due 7/8/44	80,412
200,000	BBB+	4.750% due 10/21/45	215,153
		Subordinated Notes:
310,000	BBB-	4.250% due 10/21/25	316,541
560,000	BBB-	6.750% due 10/1/37	683,071
500,000	BBB-	5.150% due 5/22/45	516,562
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(f)(g)	—

		Total Capital Markets	7,170,625

Chemicals - 0.2%
100,000	BB-	Axiall Corp., Company Guaranteed Notes, 4.875% due 5/15/23	100,375
		CF Industries Inc., Company Guaranteed Notes:
30,000	BBB-	5.150% due 3/15/34	28,605
130,000	BBB-	5.375% due 3/15/44	120,541
16,000	BBB	Dow Chemical Co. (The), Senior Unsecured Notes, 4.375% due 11/15/42	15,505
230,000	BB-	Eagle Spinco Inc., Company Guaranteed Notes, 4.625% due 2/15/21	231,438
355,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	365,444
110,000	A-	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	122,251
51,000	BBB	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	50,131
200,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	231,143
		Monsanto Co., Senior Unsecured Notes:
80,000	BBB+	3.375% due 7/15/24	81,187
95,000	BBB+	4.400% due 7/15/44	90,975
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(a)	193,916
60,000	BBB+	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	65,406
23,000	A-	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	24,831

		Total Chemicals	1,721,748

Commercial Services & Supplies - 0.2%
460,000	AAA	Northwestern University, Unsecured Notes, 3.688% due 12/1/38	483,805
150,000	BBB+	Republic Services Inc., Senior Unsecured Notes, 3.200% due 3/15/25	153,764
210,000	BB-	United Rentals North America Inc., Company Guaranteed Notes, 5.750% due 11/15/24	211,575
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	44,064
100,000	A-	3.500% due 5/15/24	106,858
70,000	A-	7.375% due 5/15/29	96,489
110,000	A-	4.100% due 3/1/45	114,687
150,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(a)	136,312

		Total Commercial Services & Supplies	1,347,554

Consumer Finance - 0.5%
		Daimler Finance North America LLC, Company Guaranteed Notes:
330,000	A-	2.625% due 9/15/16(a)	331,555
250,000	A-	2.450% due 5/18/20(a)	253,203
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	BBB	6.625% due 8/15/17	529,280
225,000	BBB	1.724% due 12/6/17	224,828
320,000	BBB	8.125% due 1/15/20	380,475
390,000	BBB	3.200% due 1/15/21	398,891
		General Motors Financial Co., Inc., Company Guaranteed Notes:
175,000	BBB-	3.250% due 5/15/18	178,426
300,000	BBB-	3.150% due 1/15/20	303,423
170,000	BBB-	3.450% due 4/10/22	168,873
		Hyundai Capital America, Senior Unsecured Notes:
100,000	A-	2.125% due 10/2/17(a)	100,524
75,000	A-	2.400% due 10/30/18(a)	75,772
65,000	A-	2.500% due 3/18/19(a)	66,007
230,000	A-	3.000% due 10/30/20(a)	234,806
210,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.250% due 10/5/17	210,428

		Total Consumer Finance	3,456,491

Containers & Packaging - 0.0%
200,000	B+	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes, 3.634% due 12/15/19(a)(b)	201,000

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Containers & Packaging - 0.0% - (continued)
		WestRock RKT Co., Company Guaranteed Notes:
$ 100,000	BBB	3.500% due 3/1/20	$102,764
39,000	BBB	4.900% due 3/1/22	42,504
20,000	BBB	4.000% due 3/1/23	20,565

		Total Containers & Packaging	366,833

Diversified Financial Services - 3.2%
		American Express Co.:
72,000	BBB+	Senior Unsecured Notes, 2.650% due 12/2/22	72,477
150,000	BB+	Subordinated Notes, 6.800% due 9/1/66(b)	150,563
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A-	6.400% due 10/2/17	21,272
2,280,000	A-	7.250% due 2/1/18	2,485,923
600,000	BBB+	Capital One Bank USA NA, Senior Unsecured Notes, 1.200% due 2/13/17	599,493
1,400,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(a)	1,529,566
		Citigroup Inc.:
530,000	BB+	Junior Subordinated Notes, 5.950%(b)(d)	524,038
		Senior Unsecured Notes:
500,000	BBB+	2.500% due 9/26/18	508,380
104,000	BBB+	8.125% due 7/15/39	157,984
550,000	BBB+	4.650% due 7/30/45	588,200
		Subordinated Notes:
280,000	BBB	4.400% due 6/10/25	287,495
250,000	BBB	5.500% due 9/13/25	276,118
890,000	BBB	4.300% due 11/20/26	903,271
340,000	BBB	4.450% due 9/29/27	345,737
30,000	BBB	6.625% due 6/15/32	36,302
180,000	BBB	6.675% due 9/13/43	223,242
370,000	BBB	5.300% due 5/6/44	389,787
100,000	A-	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	117,896
1,200,000	A-	Farmers Exchange Capital II, Subordinated Notes, 6.151% due 11/1/53(a)(b)	1,247,109
		GE Capital International Funding Co., Company Guaranteed Notes:
607,000	AA+	2.342% due 11/15/20(a)	619,373
1,460,000	AA+	4.418% due 11/15/35(a)	1,591,498
340,000	A-	HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	385,835
270,000	BB	ILFC E-Capital Trust II, Limited Guaranteed Notes, 4.490% due 12/21/65(a)(b)	220,050
100,000	A	Intercontinental Exchange Inc., Company Guaranteed Notes, 3.750% due 12/1/25	104,845
		International Lease Finance Corp., Senior Secured Notes:
880,000	BBB-	6.750% due 9/1/16(a)	889,349
1,090,000	BBB-	7.125% due 9/1/18(a)	1,193,550
		John Deere Capital Corp., Senior Unsecured Notes:
90,000	A	2.250% due 4/17/19	91,994
70,000	A	1.700% due 1/15/20	69,869
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
295,000	A-	6.000% due 1/15/18	315,768
69,000	A-	1.800% due 1/25/18	69,287
230,000	A-	1.700% due 3/1/18	230,533
195,000	A-	2.200% due 10/22/19	196,850
200,000	A-	2.250% due 1/23/20	200,937
555,000	A-	2.750% due 6/23/20	565,772
90,000	A-	4.400% due 7/22/20	97,647
200,000	A-	2.550% due 3/1/21	201,799
400,000	A-	3.300% due 4/1/26	406,176
		Subordinated Notes:
480,000	BBB+	6.125% due 6/27/17	503,853
150,000	BBB+	3.375% due 5/1/23	151,208

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Diversified Financial Services - 3.2% - (continued)
$ 340,000	BBB+	3.875% due 9/10/24	$348,839
259,000	BBB+	4.250% due 10/1/27	268,513
290,000	BBB+	4.950% due 6/1/45	311,524
900,000	BBB-	JPMorgan Chase Capital XXIII, Limited Guaranteed Notes, 1.626% due 5/15/47(b)	667,665
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	30,790
360,000	BB-	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	370,800
493,550	BBB-	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(a)	529,983
100,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(a)	95,250
		State Street Corp.:
430,000	BBB	Junior Subordinated Notes, 4.956% due 3/15/18	450,597
		Senior Unsecured Notes:
250,000	A	2.550% due 8/18/20	256,792
25,000	A	1.950% due 5/19/21	25,042
110,000	A	3.300% due 12/16/24	115,799
60,000	A	2.650% due 5/19/26	59,685
272,604	Baa1(c)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(a)	275,724
25,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.700% due 2/3/20	25,001
550,000	BBB+	UBS Group Funding Jersey Ltd., Company Guaranteed Notes, 4.125% due 9/24/25(a)	565,513
		Visa Inc., Senior Unsecured Notes:
480,000	A+	3.150% due 12/14/25	498,012
237,000	A+	4.150% due 12/14/35	258,983
278,000	A+	4.300% due 12/14/45	308,008
750,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65(a)(b)	754,875

		Total Diversified Financial Services	24,788,441

Diversified Telecommunication Services - 1.1%
		AT&T Inc., Senior Unsecured Notes:
260,000	BBB+	5.500% due 2/1/18	276,820
54,000	BBB+	2.375% due 11/27/18	54,892
10,000	BBB+	5.800% due 2/15/19	11,063
53,000	BBB+	2.300% due 3/11/19	53,773
265,000	BBB+	2.450% due 6/30/20	266,074
98,000	BBB+	4.600% due 2/15/21	106,553
400,000	BBB+	3.800% due 3/15/22	417,878
365,000	BBB+	3.000% due 6/30/22	366,065
800,000	BBB+	3.400% due 5/15/25	802,849
245,000	BBB+	4.500% due 5/15/35	246,116
5,000	BBB+	5.350% due 9/1/40	5,339
100,000	BBB+	5.550% due 8/15/41	109,600
70,000	BBB+	4.300% due 12/15/42	65,795
110,000	BBB+	4.800% due 6/15/44	110,209
195,000	BBB+	4.350% due 6/15/45	184,257
650,000	BBB+	4.750% due 5/15/46	648,134
464,000	BBB	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	483,649
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
80,000	CC	7.500% due 4/1/21	54,800
340,000	CC	5.500% due 8/1/23	220,150
130,000	B+	Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 8/15/22	132,437
		Verizon Communications Inc., Senior Unsecured Notes:
1,142,000	BBB+	5.150% due 9/15/23	1,311,859
214,000	BBB+	6.400% due 9/15/33	267,420
746,000	BBB+	4.400% due 11/1/34	758,953
200,000	BBB+	4.272% due 1/15/36	201,036
858,000	BBB+	6.550% due 9/15/43	1,127,998
65,000	BBB+	4.862% due 8/21/46	69,678
75,000	BBB+	5.012% due 8/21/54	77,728

		Total Diversified Telecommunication Services	8,431,125

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Electric Utilities - 1.9%
		Berkshire Hathaway Energy Co., Senior Unsecured Notes:
$ 250,000	A-	5.950% due 5/15/37	$316,360
275,000	A-	6.500% due 9/15/37	370,958
200,000	BB	Calpine Corp., Senior Secured Notes, 5.875% due 1/15/24(a)	210,500
650,000	BBB-	Cleco Corporate Holdings LLC, Senior Secured Notes, 3.743% due 5/1/26(a)	650,499
215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	232,215
		CMS Energy Corp., Senior Unsecured Notes:
30,000	BBB	3.000% due 5/15/26	29,847
140,000	BBB	4.875% due 3/1/44	155,894
		DTE Electric Co., General Refinance Mortgage:
170,000	A	3.700% due 3/15/45	170,916
85,000	A	3.700% due 6/1/46	85,467
500,000	A	Duke Energy Carolinas LLC, 1st Mortgage Notes, 4.250% due 12/15/41	540,067
240,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 3.550% due 9/15/21	253,263
195,000	A	Duke Energy Florida LLC, 1st Mortgage Notes, 5.900% due 3/1/33	237,112
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(a)	854,185
175,000	BBB	Edison International, Senior Unsecured Notes, 2.950% due 3/15/23	176,841
920,000	A-	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,038,220
		Exelon Corp., Senior Unsecured Notes:
755,000	BBB-	1.550% due 6/9/17	755,249
175,000	BBB-	2.850% due 6/15/20	179,126
5,000	BBB-	2.450% due 4/15/21	5,012
10,000	BBB-	3.400% due 4/15/26	10,121
200,000	BBB-	4.950% due 6/15/35	217,541
143,000	BBB-	5.625% due 6/15/35	166,827
		FirstEnergy Corp., Senior Unsecured Notes:
80,000	BB+	2.750% due 3/15/18	80,624
1,130,000	BB+	7.375% due 11/15/31	1,381,477
		Florida Power & Light Co., 1st Mortgage Notes:
55,000	A	4.950% due 6/1/35	65,064
275,000	A	5.950% due 2/1/38	362,184
211,539	BBB-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(g)	232,276
350,000	BB+	IPALCO Enterprises Inc., Senior Secured Notes, 5.000% due 5/1/18	367,500
700,000	BBB-	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	751,618
775,000	BBB+	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	942,819
400,000	A+	MidAmerican Energy Co., 1st Mortgage Notes, 4.250% due 5/1/46	440,397
487,147	B-	Miran Mid-Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	458,527
610,000	BBB	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	802,105
235,000	A+	PacifiCorp, 1st Mortgage Notes, 4.100% due 2/1/42	249,558
500,000	BBB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	556,604
500,000	A	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.000% due 6/1/44	538,710
200,000	A	Texas-New Mexico Power Co., 1st Mortgage Notes, 6.950% due 4/1/43(a)	259,405
		Virginia Electric & Power Co., Senior Unsecured Notes:
125,000	BBB+	6.000% due 5/15/37	160,641
25,000	BBB+	6.350% due 11/30/37	33,511
250,000	BBB+	4.000% due 1/15/43	259,985

		Total Electric Utilities	14,599,225

Electrical Equipment - 0.0%
20,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	21,469

Electronic Equipment, Instruments & Components - 0.0%
303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	330,649

Energy Equipment & Services - 0.2%
600,000	BB+	Boardwalk Pipelines LP, Company Guaranteed Notes, 4.950% due 12/15/24	572,485
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	423,860

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Energy Equipment & Services - 0.2% - (continued)
		Williams Partners LP/ACMP Finance Corp., Senior Unsecured Notes:
$ 180,000	BBB-	1.900% due 7/20/18	$176,644
30,000	BBB-	2.800% due 7/20/20	27,175

		Total Energy Equipment & Services	1,200,164

Food & Staples Retailing - 0.3%
		CVS Health Corp., Senior Unsecured Notes:
550,000	BBB+	1.900% due 7/20/18	555,566
5,000	BBB+	2.800% due 7/20/20	5,148
340,000	BBB+	2.750% due 12/1/22	343,505
245,000	BBB+	3.875% due 7/20/25	264,001
390,000	BBB+	2.875% due 6/1/26	388,896
50,000	BBB+	5.300% due 12/5/43	59,279
480,000	BBB+	5.125% due 7/20/45	560,429
201,942	BBB+	CVS Pass-Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	225,229
70,000	BBB	Kroger Co. (The), Company Guaranteed Notes, 6.900% due 4/15/38	92,977

		Total Food & Staples Retailing	2,495,030

Food Products - 0.2%
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
130,000	BBB-	3.950% due 7/15/25(a)	138,813
90,000	BBB-	5.000% due 7/15/35(a)	99,469
90,000	BBB-	5.200% due 7/15/45(a)	101,562
525,000	BBB-	4.375% due 6/1/46(a)	533,372
96,000	BBB-	Secured Notes, 4.875% due 2/15/25(a)	104,953
220,000	BBB	Mondelez International Inc., Senior Unsecured Notes, 4.000% due 2/1/24	239,291
125,000	BB	TreeHouse Foods Inc., Company Guaranteed Notes, 6.000% due 2/15/24(a)	132,188
40,000	BBB	Tyson Foods Inc., Company Guaranteed Notes, 5.150% due 8/15/44	45,542
		WM Wrigley Jr Co., Senior Unsecured Notes:
50,000	A-	2.400% due 10/21/18(a)	50,804
140,000	A-	2.900% due 10/21/19(a)	144,370

		Total Food Products	1,590,364

Health Care Equipment & Supplies - 0.3%
400,000	AA-	Baylor Scott & White Holdings, Unsecured Notes, 4.185% due 11/15/45	423,706
		Becton Dickinson & Co., Senior Unsecured Notes:
130,000	BBB+	3.734% due 12/15/24	138,082
60,000	BBB+	4.685% due 12/15/44	66,031
65,000	BBB-	Boston Scientific Corp., Senior Unsecured Notes, 3.850% due 5/15/25	67,639
		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Company Guaranteed Notes:
80,000	BB-	4.875% due 4/15/20(a)	78,000
10,000	BB-	5.625% due 10/15/23(a)	9,450
		Medtronic Inc., Company Guaranteed Notes:
165,000	A	3.625% due 3/15/24	177,132
645,000	A	3.500% due 3/15/25	688,765
80,000	A	5.550% due 3/15/40	97,366
80,000	A	4.625% due 3/15/45	89,973
		St. Jude Medical Inc., Senior Unsecured Notes:
120,000	A-	3.250% due 4/15/23	121,737
13,000	A-	4.750% due 4/15/43	13,558
		Stryker Corp., Senior Unsecured Notes:
20,000	A	3.500% due 3/15/26	20,811
30,000	A	4.625% due 3/15/46	32,483

		Total Health Care Equipment & Supplies	2,024,733

Health Care Providers & Services - 0.5%
165,000	A	Aetna Inc., Senior Unsecured Notes, 4.125% due 11/15/42	165,882

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Health Care Providers & Services - 0.5% - (continued)
		Anthem Inc., Senior Unsecured Notes:
$30,000	A	5.875% due 6/15/17	$31,393
410,000	A	3.125% due 5/15/22	414,517
530,000	A	3.300% due 1/15/23	538,792
60,000	A	4.650% due 8/15/44	61,920
30,000	A-	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	29,823
20,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 5.750% due 2/15/21(a)	22,300
		HCA Inc.:
		Company Guaranteed Notes:
210,000	B+	7.500% due 2/15/22	238,613
60,000	B+	5.375% due 2/1/25	60,975
		Senior Secured Notes:
10,000	BBB-	4.250% due 10/15/19	10,387
550,000	BBB-	6.500% due 2/15/20	606,375
180,000	BBB-	5.250% due 4/15/25	185,850
		Humana Inc., Senior Unsecured Notes:
60,000	BBB+	3.150% due 12/1/22	60,773
70,000	BBB+	4.625% due 12/1/42	70,041
		Tenet Healthcare Corp., Senior Unsecured Notes:
50,000	CCC+	8.125% due 4/1/22	50,563
60,000	CCC+	6.750% due 6/15/23	56,625
		UnitedHealth Group Inc., Senior Unsecured Notes:
460,000	A+	3.375% due 11/15/21	487,333
160,000	A+	3.350% due 7/15/22	169,122
170,000	A+	4.625% due 7/15/35	191,036
152,000	A+	4.250% due 3/15/43	160,439

		Total Health Care Providers & Services	3,612,759

Hotels, Restaurants & Leisure - 0.2%
130,000	B-	1011778 BC ULC/New Red Finance Inc., Secured Notes, 6.000% due 4/1/22(a)	135,037
300,000	BB	Churchill Downs Inc., Company Guaranteed Notes, 5.375% due 12/15/21	310,500
390,000	BB	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21	404,256
		McDonald’s Corp., Senior Unsecured Notes:
170,000	BBB+	3.700% due 1/30/26	181,177
180,000	BBB+	4.600% due 5/26/45	193,017

		Total Hotels, Restaurants & Leisure	1,223,987

Household Durables - 0.0%
150,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(a)	151,125

Household Products - 0.1%
		Newell Brands Inc., Senior Unsecured Notes:
70,000	BBB-	3.150% due 4/1/21	71,873
120,000	BBB-	3.850% due 4/1/23	125,135
100,000	BBB-	4.200% due 4/1/26	106,093
200,000	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 7.875% due 8/15/19	205,855

		Total Household Products	508,956

Independent Power and Renewable Electricity Producers - 0.0%
		AES Corp., Senior Unsecured Notes:
60,000	BB	7.375% due 7/1/21	68,700
90,000	BB	4.875% due 5/15/23	89,325

		Total Independent Power and Renewable Electricity Producers	158,025

Industrial Conglomerates - 0.4%
		Eaton Corp., Company Guaranteed Notes:
80,000	A-	1.500% due 11/2/17	80,149
458,000	A-	2.750% due 11/2/22	461,876
310,000	A-	4.150% due 11/2/42	318,907

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Industrial Conglomerates - 0.4% - (continued)
		General Electric Co.: Senior Unsecured Notes:
$72,000	AA+	4.650% due 10/17/21	$81,528
530,000	AA+	2.700% due 10/9/22	547,060
1,025,000	AA+	1.106% due 8/15/36(b)	860,026
122,000	AA+	6.150% due 8/7/37	166,232
228,000	AA+	6.875% due 1/10/39	334,365
220,000	AA+	4.500% due 3/11/44	245,940
		Subordinated Notes:
141,000	AA	5.300% due 2/11/21	162,184

		Total Industrial Conglomerates	3,258,267

Insurance - 0.9%
		American International Group Inc., Senior Unsecured Notes:
330,000	A-	4.875% due 6/1/22	361,172
207,000	A-	3.900% due 4/1/26	210,326
195,000	A-	4.375% due 1/15/55	174,611
400,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.400% due 5/15/42	437,348
		Berkshire Hathaway Inc., Senior Unsecured Notes:
45,000	AA	2.750% due 3/15/23	46,192
380,000	AA	3.125% due 3/15/26	393,631
		Chubb INA Holdings Inc., Company Guaranteed Notes:
60,000	A	2.300% due 11/3/20	61,099
80,000	A	3.350% due 5/3/26	83,942
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	42,305
605,000	AA	Jackson National Life Global Funding, Senior Secured Notes, 1.875% due 10/15/18(a)	609,572
250,000	A+	Loews Corp., Senior Unsecured Notes, 4.125% due 5/15/43	247,093
		MetLife Inc.:
1,100,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	1,183,886
320,000	A-	Senior Unsecured Notes, 4.050% due 3/1/45	309,735
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 2.924% due 12/15/24(a)(b)	843,625
550,000	A+	Principal Life Global Funding II, Senior Secured Notes, 3.000% due 4/18/26(a)	548,510
390,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	449,771
595,000	A	Reliance Standard Life Global Funding II, Secured Notes, 2.150% due 10/15/18(a)	597,141
230,000	AA-	Swiss Re Treasury US Corp., Company Guaranteed Notes, 2.875% due 12/6/22(a)	229,299
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
230,000	AA-	6.850% due 12/16/39(a)	299,406
300,000	AA-	4.900% due 9/15/44(a)	326,744
50,000	BBB	Voya Financial Inc., Company Guaranteed Notes, 2.900% due 2/15/18	50,703

		Total Insurance	7,506,111

Internet & Catalog Retail - 0.1%
		Amazon.com Inc., Senior Unsecured Notes:
69,000	AA-	4.800% due 12/5/34	78,319
177,000	AA-	4.950% due 12/5/44	207,675
590,000	B+	Netflix Inc., Senior Unsecured Notes, 5.500% due 2/15/22	618,762

		Total Internet & Catalog Retail	904,756

Life Sciences Tools & Services - 0.1%
415,000	BBB	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 3.600% due 8/15/21	436,800

Media - 1.2%
		21st Century Fox America Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	33,079
125,000	BBB+	8.500% due 2/23/25	167,554
115,000	BBB+	3.700% due 10/15/25	122,502
25,000	BBB+	6.200% due 12/15/34	30,318
10,000	BBB+	6.900% due 8/15/39	13,100
200,000	BB-	Altice Financing SA, Senior Secured Notes, 6.625% due 2/15/23(a)	200,750
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
705,000	BBB	3.579% due 7/23/20(a)	727,947
125,000	BBB	4.464% due 7/23/22(a)	131,923
410,000	BBB	4.908% due 7/23/25(a)	439,339

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Media - 1.2% - (continued)
$240,000	BBB	6.384% due 10/23/35(a)	$275,460
515,000	BBB	6.484% due 10/23/45(a)	593,463
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	223,941
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	32,382
430,000	A-	5.700% due 5/15/18	467,694
179,000	A-	4.400% due 8/15/35	195,251
80,000	A-	6.500% due 11/15/35	106,835
40,000	A-	6.450% due 3/15/37	53,272
50,000	A-	6.950% due 8/15/37	70,313
40,000	A-	6.550% due 7/1/39	54,131
61,000	A-	4.650% due 7/15/42	67,005
		Cox Communications Inc., Senior Unsecured Notes:
72,000	BBB	8.375% due 3/1/39(a)	84,719
10,000	BBB	4.700% due 12/15/42(a)	8,650
		Discovery Communications LLC, Company Guaranteed Notes:
3,000	BBB-	5.050% due 6/1/20	3,272
40,000	BBB-	3.450% due 3/15/25	38,727
235,000	BBB-	4.900% due 3/11/26	248,605
194,000	BBB-	4.875% due 4/1/43	172,641
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB-	5.125% due 5/1/20	20,325
170,000	BB-	6.750% due 6/1/21	176,511
60,000	BB-	5.875% due 7/15/22	58,200
150,000	BB-	5.875% due 11/15/24	139,389
171,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 4.450% due 1/15/43	182,278
200,000	BB-	Neptune Finco Corp., Senior Unsecured Notes, 6.625% due 10/15/25(a)	214,102
		Numericable-SFR SA, Senior Secured Notes:
200,000	B+	6.000% due 5/15/22(a)	199,850
380,000	B+	6.250% due 5/15/24(a)	370,975
		Time Warner Cable Inc., Company Guaranteed Notes:
410,000	BBB	8.250% due 4/1/19	474,716
200,000	BBB	5.000% due 2/1/20	215,236
140,000	BBB	4.125% due 2/15/21	146,103
385,000	BBB	4.000% due 9/1/21	399,639
90,000	BBB	7.300% due 7/1/38	108,687
60,000	BBB	5.875% due 11/15/40	62,909
180,000	BBB	5.500% due 9/1/41	182,162
40,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	52,217
		Time Warner Inc., Company Guaranteed Notes:
60,000	BBB	4.700% due 1/15/21	66,070
110,000	BBB	4.750% due 3/29/21	121,937
290,000	BBB	7.700% due 5/1/32	388,291
30,000	BBB	6.250% due 3/29/41	36,613
100,000	B+	Univision Communications Inc., Senior Secured Notes, 6.750% due 9/15/22(a)	106,625
		Viacom Inc., Senior Unsecured Notes:
40,000	BBB-	4.250% due 9/1/23	40,952
10,000	BBB-	3.875% due 4/1/24	9,983
520,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.000% due 10/15/24(a)	529,750
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.250% due 1/15/26(a)	201,000

		Total Media	9,067,393

Metals & Mining - 0.4%
		ArcelorMittal, Senior Unsecured Notes:
70,000	BB	6.500% due 3/1/21	72,800
170,000	BB	6.125% due 6/1/25(e)	166,600
90,000	BB	8.000% due 10/15/39	85,500
178,000	BBB-	Barrick Gold Corp., Senior Unsecured Notes, 4.100% due 5/1/23	180,477
		Barrick North America Finance LLC, Company Guaranteed Notes:
140,000	BBB-	4.400% due 5/30/21	146,849
70,000	BBB-	5.700% due 5/30/41	66,045

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Metals & Mining - 0.4% - (continued)
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
$300,000	A	6.500% due 4/1/19	$338,165
150,000	A	5.000% due 9/30/43	159,688
310,000	BBB+	6.750% due 10/19/75(a)(b)	321,935
40,000	BB	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.000% due 11/14/21	34,900
330,000	BBB-	Glencore Finance Canada Ltd., Company Guaranteed Notes, 2.700% due 10/25/17(a)	328,462
310,000	A-	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 9.000% due 5/1/19	367,939
660,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	547,403
260,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	217,100

		Total Metals & Mining	3,033,863

Oil, Gas & Consumable Fuels - 2.5%
140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	158,890
		Anadarko Petroleum Corp., Senior Unsecured Notes:
105,000	BBB	6.375% due 9/15/17	110,521
70,000	BBB	4.850% due 3/15/21	72,627
200,000	BBB	3.450% due 7/15/24	189,509
53,000	BBB	5.550% due 3/15/26	56,637
98,000	BBB	6.450% due 9/15/36	105,517
150,000	BBB	4.500% due 7/15/44	128,201
		Apache Corp., Senior Unsecured Notes:
43,000	BBB	6.000% due 1/15/37	46,948
289,000	BBB	5.100% due 9/1/40	289,268
128,000	BBB	4.750% due 4/15/43	123,977
80,000	A	Baker Hughes Inc., Senior Unsecured Notes, 5.125% due 9/15/40	85,893
		BP Capital Markets PLC, Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	113,411
530,000	A-	3.506% due 3/17/25	548,990
160,000	CCC+	California Resources Corp., Company Guaranteed Notes, 5.500% due 9/15/21	87,200
300,000	CC	Chesapeake Energy Corp., Company Guaranteed Notes, 6.875% due 11/15/20	198,000
330,000	AA-	Chevron Corp., Senior Unsecured Notes, 2.954% due 5/16/26	331,989
530,000	A+	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	523,242
		Concho Resources Inc., Company Guaranteed Notes:
90,000	BB+	6.500% due 1/15/22	93,375
20,000	BB+	5.500% due 10/1/22	20,100
180,000	A-	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	202,280
60,000	BB+	Continental Resources Inc., Company Guaranteed Notes, 4.500% due 4/15/23	54,938
		Devon Energy Corp., Senior Unsecured Notes:
294,000	BBB	3.250% due 5/15/22(e)	267,000
170,000	BBB	5.850% due 12/15/25(e)	177,513
190,000	BBB	5.600% due 7/15/41	167,063
29,000	BBB	5.000% due 6/15/45	24,643
75,000	BBB+	Dominion Gas Holdings LLC, Senior Unsecured Notes, 4.600% due 12/15/44	77,127
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB	4.125% due 1/16/25	83,481
250,000	BBB	5.375% due 6/26/26	233,625
360,000	BBB	5.875% due 5/28/45	291,996
285,000	BBB-	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	327,009
		Enbridge Energy Partners LP, Senior Unsecured Notes:
21,000	BBB	5.875% due 10/15/25	22,399
13,000	BBB	7.375% due 10/15/45	15,127
		Energy Transfer Partners LP, Senior Unsecured Notes:
10,000	BBB-	4.900% due 2/1/24	9,563
29,000	BBB-	4.050% due 3/15/25	26,762
178,000	BBB-	4.750% due 1/15/26	170,270
500,000	BBB-	8.250% due 11/15/29	580,037
200,000	BBB-	4.900% due 3/15/35	165,432
75,000	BBB-	6.500% due 2/1/42	72,705
110,000	BBB	Ensco PLC, Senior Unsecured Notes, 4.700% due 3/15/21	86,487

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 2.5% - (continued)
		Enterprise Products Operating LLC, Company Guaranteed Notes:
$130,000	BBB+	6.300% due 9/15/17	$137,521
60,000	BBB+	3.700% due 2/15/26	60,901
30,000	BBB+	4.900% due 5/15/46	30,051
365,000	BBB+	EOG Resources Inc., Senior Unsecured Notes, 2.450% due 4/1/20	365,584
140,000	CCC+	EP Energy LLC/Everest Acquisition Finance Inc., Company Guaranteed Notes, 6.375% due 6/15/23	72,100
		Exxon Mobil Corp., Senior Unsecured Notes:
240,000	AA+	3.043% due 3/1/26	247,713
70,000	AA+	4.114% due 3/1/46	74,477
298,000	BB	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Company Guaranteed Notes, 6.125% due 6/15/19	295,020
		Halliburton Co., Senior Unsecured Notes:
220,000	A-	3.800% due 11/15/25	222,911
20,000	A-	4.850% due 11/15/35	20,597
50,000	A-	5.000% due 11/15/45	51,340
10,000	BBB-	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	10,847
		Kerr-McGee Corp., Company Guaranteed Notes:
200,000	BBB	6.950% due 7/1/24	222,140
75,000	BBB	7.875% due 9/15/31	84,671
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
120,000	BBB-	6.850% due 2/15/20	131,897
460,000	BBB-	6.500% due 4/1/20	500,080
50,000	BBB-	4.300% due 5/1/24	48,577
115,000	BBB-	5.400% due 9/1/44	103,355
80,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 4.750% due 9/15/44	64,887
		MPLX LP, Company Guaranteed Notes:
140,000	BBB-	5.500% due 2/15/23(a)	137,826
90,000	BBB-	4.875% due 12/1/24(a)	85,236
210,000	BBB-	4.875% due 6/1/25(a)	199,443
		Noble Energy Inc., Senior Unsecured Notes:
60,000	BBB	4.150% due 12/15/21	61,447
160,000	BBB	3.900% due 11/15/24	158,263
335,000	BBB	5.250% due 11/15/43	320,310
		Occidental Petroleum Corp., Senior Unsecured Notes:
100,000	A	3.125% due 2/15/22	103,751
90,000	A	3.400% due 4/15/26	91,810
90,000	A	4.625% due 6/15/45	96,620
1,000,000	BBB-	Panhandle Eastern Pipe Line Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,079,321
1,090,000	B+	Petrobras Global Finance BV, Company Guaranteed Notes, 5.375% due 1/27/21	967,375
93,000	A-	Petro-Canada, Senior Unsecured Notes, 6.800% due 5/15/38	111,504
		Petroleos Mexicanos, Company Guaranteed Notes:
400,000	BBB+	6.000% due 3/5/20	425,552
930,000	BBB+	3.500% due 1/30/23	848,625
387,000	BBB+	6.875% due 8/4/26(a)	421,482
29,000	BBB+	6.625% due 6/15/35	28,562
220,000	BBB+	6.500% due 6/2/41	209,000
280,000	BBB+	6.375% due 1/23/45	263,564
285,000	BBB+	Phillips 66, Company Guaranteed Notes, 4.875% due 11/15/44	297,269
23,000	BBB-	Pioneer Natural Resources Co., Senior Unsecured Notes, 4.450% due 1/15/26	24,413
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
90,000	BBB	3.650% due 6/1/22	84,637
165,000	BBB	4.650% due 10/15/25	156,982
		Pride International Inc., Company Guaranteed Notes:
50,000	BBB	8.500% due 6/15/19	49,387
40,000	BBB	6.875% due 8/15/20	35,600
		QEP Resources Inc., Senior Unsecured Notes:
140,000	BB+	6.875% due 3/1/21	141,400
50,000	BB+	5.250% due 5/1/23	46,250

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 2.5% - (continued)
		Range Resources Corp., Company Guaranteed Notes:
$260,000	BB+	5.000% due 3/15/23	$243,100
50,000	BB+	4.875% due 5/15/25	47,500
		Schlumberger Holdings Corp., Senior Unsecured Notes:
170,000	AA-	3.000% due 12/21/20(a)	174,473
120,000	AA-	4.000% due 12/21/25(a)	125,298
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(a)	21,527
20,000	BB	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	18,125
		Shell International Finance BV, Company Guaranteed Notes:
180,000	A+	4.375% due 3/25/20	196,309
290,000	A+	2.875% due 5/10/26	287,184
100,000	A+	4.125% due 5/11/35	102,293
104,000	A+	4.550% due 8/12/43	108,807
220,000	A+	4.375% due 5/11/45	227,810
		Southern Natural Gas Co. LLC, Company Guaranteed Notes:
40,000	BBB-	5.900% due 4/1/17(a)	41,112
58,000	BBB-	8.000% due 3/1/32	62,842
109,000	A-	Suncor Energy Inc., Senior Unsecured Notes, 6.500% due 6/15/38	129,939
155,000	BBB	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 5.350% due 5/15/45	140,043
800,000	BBB	Texas Eastern Transmission LP, Senior Unsecured Notes, 2.800% due 10/15/22(a)	756,351
280,000	BBB-	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26(a)	336,983
		Whiting Petroleum Corp., Company Guaranteed Notes:
30,000	B	5.000% due 3/15/19	27,150
110,000	B	6.250% due 4/1/23	91,300
		Williams Cos., Inc. (The), Senior Unsecured Notes:
343,000	BB	7.875% due 9/1/21	363,580
166,000	BB	8.750% due 3/15/32	172,225

		Total Oil, Gas & Consumable Fuels	19,204,001

Paper & Forest Products - 0.1%
110,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	116,596
		Georgia-Pacific LLC, Senior Unsecured Notes:
40,000	A+	3.600% due 3/1/25(a)	41,820
60,000	A+	7.750% due 11/15/29	83,454
		International Paper Co., Senior Unsecured Notes:
249,000	BBB	3.650% due 6/15/24	256,513
33,000	BBB	4.800% due 6/15/44	32,745

		Total Paper & Forest Products	531,128

Pharmaceuticals - 0.9%
		AbbVie Inc., Senior Unsecured Notes:
600,000	A-	1.750% due 11/6/17	601,505
30,000	A-	2.300% due 5/14/21	29,883
280,000	A-	2.900% due 11/6/22	281,868
122,000	A-	2.850% due 5/14/23	121,153
100,000	A-	3.600% due 5/14/25	103,160
40,000	A-	3.200% due 5/14/26	39,765
217,000	A-	4.500% due 5/14/35	221,328
39,000	A-	4.400% due 11/6/42	38,763
389,000	A-	4.450% due 5/14/46	387,106
		Actavis Funding SCS, Company Guaranteed Notes:
200,000	BBB-	2.350% due 3/12/18	201,750
455,000	BBB-	3.000% due 3/12/20	462,187
100,000	BBB-	3.450% due 3/15/22	101,720
844,000	BBB-	3.800% due 3/15/25	857,517
919,000	BBB-	4.750% due 3/15/45	911,423
200,000	A-	AstraZeneca PLC, Senior Unsecured Notes, 3.375% due 11/16/25	206,046
		Baxalta Inc., Senior Unsecured Notes:
70,000	BBB	2.875% due 6/23/20(a)	69,841
77,000	BBB	4.000% due 6/23/25(a)	77,205

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Pharmaceuticals - 0.9% - (continued)
$94,000	BBB	5.250% due 6/23/45(a)	$96,325
270,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	280,084
		Johnson & Johnson, Senior Unsecured Notes:
30,000	AAA	3.550% due 3/1/36	31,394
25,000	AAA	3.700% due 3/1/46	26,536
100,000	AA	Merck & Co., Inc., Senior Unsecured Notes, 2.750% due 2/10/25	102,176
95,000	BBB-	Mylan Inc., Company Guaranteed Notes, 5.400% due 11/29/43	97,506
		Pfizer Inc., Senior Unsecured Notes:
160,000	AA	3.400% due 5/15/24	170,967
40,000	AA	4.300% due 6/15/43	43,586
30,000	AA	4.400% due 5/15/44	33,427
125,000	BB+	Quintiles Transnational Corp., Company Guaranteed Notes, 4.875% due 5/15/23(a)	127,188
125,000	BBB+	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	124,246
		Valeant Pharmaceuticals International Inc., Company Guaranteed Notes:
350,000	B-	5.500% due 3/1/23(a)	292,250
515,000	B-	6.125% due 4/15/25(a)	431,956
130,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	168,399

		Total Pharmaceuticals	6,738,260

Real Estate Investment Trusts (REITs) - 0.9%
		American Tower Corp., Senior Unsecured Notes:
141,000	BBB-	3.300% due 2/15/21	144,756
128,000	BBB-	4.000% due 6/1/25	133,766
140,000	A-	AvalonBay Communities Inc., Senior Unsecured Notes, 3.450% due 6/1/25	145,918
		Crown Castle International Corp., Senior Unsecured Notes:
10,000	BBB-	3.400% due 2/15/21	10,322
15,000	BBB-	3.700% due 6/15/26	15,142
653,000	BBB	Duke Realty LP, Company Guaranteed Notes, 6.500% due 1/15/18	699,238
80,000	A-	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	86,560
555,000	BBB	HCP Inc., Senior Unsecured Notes, 4.250% due 11/15/23	569,457
120,000	BBB	Host Hotels & Resorts LP, Senior Unsecured Notes, 4.750% due 3/1/23	126,438
		Simon Property Group LP, Senior Unsecured Notes:
80,000	A	3.375% due 3/15/22	84,783
55,000	A	3.375% due 10/1/24	57,595
400,000	BBB-	SL Green Realty Corp., Company Guaranteed Notes, 7.750% due 3/15/20	463,818
125,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	127,941
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,248,170
1,000,000	BB+	VEREIT Operating Partnership LP, Company Guaranteed Notes, 2.000% due 2/6/17	1,002,958
654,000	BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 2.700% due 9/17/19(a)	661,955
1,395,000	BBB	Welltower Inc., Senior Unsecured Notes, 4.950% due 1/15/21	1,521,115

		Total Real Estate Investment Trusts (REITs)	7,099,932

Road & Rail - 0.1%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
150,000	A	4.375% due 9/1/42	160,195
179,000	A	4.550% due 9/1/44	196,078
10,000	A	3.900% due 8/1/46	10,049
55,000	BBB+	Canadian Pacific Railway Co., Senior Unsecured Notes, 4.800% due 9/15/35	60,228
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A	4.163% due 7/15/22	71,018
42,000	A	2.750% due 4/15/23	43,264
64,000	A	3.875% due 2/1/55	62,565

		Total Road & Rail	603,397

Semiconductors & Semiconductor Equipment - 0.1%
20,000	A-	Analog Devices Inc., Senior Unsecured Notes, 5.300% due 12/15/45	23,301
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	76,600
50,000	A+	4.900% due 7/29/45	56,078

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Semiconductors & Semiconductor Equipment - 0.1% - (continued)
		Lam Research Corp., Senior Unsecured Notes:
$14,000	BBB	2.800% due 6/15/21	$14,140
30,000	BBB	3.450% due 6/15/23	30,267
32,000	BBB	3.900% due 6/15/26	32,636
		Micron Technology Inc., Senior Unsecured Notes:
30,000	BB	5.500% due 2/1/25	25,275
60,000	BB	5.625% due 1/15/26(a)	49,200
		QUALCOMM Inc., Senior Unsecured Notes:
85,000	A+	3.450% due 5/20/25	88,533
48,000	A+	4.800% due 5/20/45	48,664

		Total Semiconductors & Semiconductor Equipment	444,694

Software - 0.4%
		Activision Blizzard Inc., Company Guaranteed Notes:
120,000	BBB-	5.625% due 9/15/21(a)	126,300
460,000	BBB-	6.125% due 9/15/23(a)	503,125
		Fidelity National Information Services Inc., Company Guaranteed Notes:
35,000	BBB	3.500% due 4/15/23	35,474
29,000	BBB	5.000% due 10/15/25	32,347
		First Data Corp., Senior Secured Notes:
136,000	BB	5.375% due 8/15/23(a)	139,910
225,000	BB	5.000% due 1/15/24(a)	225,702
		Microsoft Corp., Senior Unsecured Notes:
195,000	AAA	2.650% due 11/3/22	201,326
110,000	AAA	3.125% due 11/3/25	115,816
45,000	AAA	3.500% due 2/12/35	45,451
350,000	AAA	3.750% due 2/12/45	350,547
300,000	AAA	4.450% due 11/3/45	335,792
		Oracle Corp., Senior Unsecured Notes:
220,000	AA-	1.200% due 10/15/17	220,789
375,000	AA-	2.800% due 7/8/21	389,297
393,000	AA-	3.400% due 7/8/24	416,714
155,000	AA-	2.950% due 5/15/25	158,881
170,000	AA-	4.500% due 7/8/44	184,092

		Total Software	3,481,563

Specialty Retail - 0.3%
160,000	BB-	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23(a)	169,800
120,000	A	Home Depot Inc. (The), Senior Unsecured Notes, 4.400% due 3/15/45	132,817
		Lowe’s Cos., Inc., Senior Unsecured Notes:
45,000	A-	2.500% due 4/15/26	44,505
12,000	A-	4.250% due 9/15/44	12,769
41,000	A-	3.700% due 4/15/46	40,290
		Macy’s Retail Holdings Inc., Company Guaranteed Notes:
29,000	BBB	2.875% due 2/15/23	26,762
25,000	BBB	4.500% due 12/15/34	21,323
		Walgreens Boots Alliance Inc., Senior Unsecured Notes:
35,000	BBB	2.600% due 6/1/21	35,169
20,000	BBB	3.100% due 6/1/23	20,010
845,000	BBB	3.450% due 6/1/26	846,585
75,000	BBB	4.800% due 11/18/44	77,584
5,000	BBB	4.650% due 6/1/46	5,089
		Wal-Mart Stores Inc., Senior Unsecured Notes:
300,000	AA	3.250% due 10/25/20	322,092
71,000	AA	6.500% due 8/15/37	99,784
50,000	AA	4.000% due 4/11/43	52,708
475,000	AA	4.750% due 10/2/43	555,556
73,000	AA	4.300% due 4/22/44	80,645

		Total Specialty Retail	2,543,488

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Technology Hardware, Storage & Peripherals - 0.3%
		Apple Inc., Senior Unsecured Notes:
$103,000	AA+	2.850% due 5/6/21	$107,625
150,000	AA+	4.500% due 2/23/36	163,072
153,000	AA+	3.850% due 5/4/43	149,863
75,000	AA+	3.450% due 2/9/45	68,574
305,000	AA+	4.375% due 5/13/45	323,819
40,000	AA+	4.650% due 2/23/46	44,021
		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes:
400,000	BBB-	3.480% due 6/1/19(a)	405,482
390,000	BBB-	4.420% due 6/15/21(a)	398,227
40,000	BBB-	5.450% due 6/15/23(a)	40,732
340,000	BBB-	6.020% due 6/15/26(a)	344,332
30,000	BBB-	8.100% due 7/15/36(a)	30,769
15,000	BBB-	8.350% due 7/15/46(a)	15,312
150,000	AA-	International Business Machines Corp., Senior Unsecured Notes, 2.875% due 11/9/22	156,183

		Total Technology Hardware, Storage & Peripherals	2,248,011

Textiles, Apparel & Luxury Goods - 0.0%
125,000	BB	Hanesbrands Inc., Company Guaranteed Notes, 4.875% due 5/15/26(a)	125,781

Tobacco - 0.4%
		Altria Group Inc., Company Guaranteed Notes:
260,000	A-	9.250% due 8/6/19	320,214
130,000	A-	4.750% due 5/5/21	146,313
150,000	A-	9.950% due 11/10/38	266,936
290,000	A-	10.200% due 2/6/39	525,808
202,000	A-	5.375% due 1/31/44	246,713
		Philip Morris International Inc., Senior Unsecured Notes:
190,000	A	2.900% due 11/15/21	197,408
265,000	A	4.500% due 3/20/42	286,705
215,000	A	4.125% due 3/4/43	220,859
		Reynolds American Inc., Company Guaranteed Notes:
10,000	BBB	8.125% due 6/23/19	11,820
61,000	BBB	3.250% due 6/12/20	63,650
531,000	BBB	5.850% due 8/15/45	651,704

		Total Tobacco	2,938,130

Transportation - 0.0%
		FedEx Corp., Company Guaranteed Notes:
135,000	BBB	3.875% due 8/1/42	126,222
49,000	BBB	4.100% due 2/1/45	47,565

		Total Transportation	173,787

Wireless Telecommunication Services - 0.3%
300,000	BB-	Altice US Finance I Corp., Senior Secured Notes, 5.375% due 7/15/23(a)	306,489
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	363,477
300,000	BBB-	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25(a)	307,086
50,000	BBB+	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	62,814
470,000	B	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	383,050
250,000	BB-	Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(a)	266,875
		Sprint Corp., Company Guaranteed Notes:
20,000	B	7.250% due 9/15/21	16,300
40,000	B	7.875% due 9/15/23	31,400
390,000	B	7.625% due 2/15/25	295,304
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	77,561
80,000	BBB	5.134% due 4/27/20	87,872
275,000	BB	T-Mobile USA Inc., Company Guaranteed Notes, 6.250% due 4/1/21	289,094

		Total Wireless Telecommunication Services	2,487,322

		TOTAL CORPORATE BONDS & NOTES (Cost - $198,046,981)	201,615,161

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Security	Value
MORTGAGE-BACKED SECURITIES - 21.8%
FHLMC- 5.8%
	Federal Home Loan Mortgage Corp. (FHLMC):
$7,446	8.500% due 11/1/16 - 7/1/17	$7,464
1,389	8.000% due 1/1/17 - 6/1/17	1,393
36,121	2.625% due 12/1/34(b)	38,655
25,612	2.770% due 1/1/35(b)	27,220
40,751	2.247% due 2/1/37(b)	42,462
84,940	2.314% due 5/1/37(b)	87,791
90,051	2.907% due 5/1/37(b)	96,216
43,975	3.082% due 3/1/41(b)	46,233
124,285	2.034% due 7/1/42(b)	128,436
	Gold:
348,968	6.000% due 5/1/17 - 6/1/39	391,470
1,008	8.500% due 2/1/18	1,016
1,105,062	5.000% due 6/1/21 - 6/1/41	1,225,367
10,846,763	4.000% due 10/1/25 - 2/1/46	11,665,394
90,351	4.500% due 4/1/29	98,415
1,278,057	5.500% due 1/1/30 - 2/1/40	1,421,904
9,692,074	3.000% due 3/1/31 - 5/1/46	9,947,656
333,499	6.500% due 8/1/37 - 9/1/39	380,717
31,695	7.000% due 3/1/39	36,489
18,312,780	3.500% due 12/1/42 - 4/1/46	19,226,023
300,000	3.500% due 6/1/46(h)	313,758

	TOTAL FHLMC	45,184,079

FNMA - 13.0%
	Federal National Mortgage Association (FNMA):
1,858,036	5.500% due 11/1/16 - 5/1/40	2,094,717
238	8.500% due 4/1/17	242
15,667,646	4.000% due 10/1/19 - 4/1/45	16,848,962
1,035,000	4.400% due 2/1/20	1,130,979
1,145,000	3.459% due 11/1/20	1,226,831
485,070	3.540% due 11/1/20	520,043
189,706	6.000% due 9/1/21 - 10/1/35	216,302
1,158,374	3.650% due 11/1/21	1,254,607
2	9.500% due 11/1/21	2
2,898,387	5.000% due 6/1/22 - 5/1/42	3,222,100
7,026,984	4.500% due 3/1/24 - 10/1/44	7,681,936
25,227,169	3.500% due 11/1/25 - 3/1/46	26,535,730
1,482,304	2.965% due 5/1/27	1,544,134
3,948,535	2.500% due 11/1/27 - 10/1/42	4,027,272
9,368,794	3.000% due 12/1/27 - 4/1/45	9,708,504
525,000	3.010% due 4/1/28	548,491
545,000	3.050% due 4/1/28	571,516
275,000	3.200% due 3/1/31	285,680
5,985,000	2.500% due 6/1/31 - 7/1/31(h)	6,132,607
2,580,000	3.000% due 6/1/31 - 7/1/46(h)	2,640,919
4,990,000	3.500% due 6/1/31 - 6/1/46(h)	5,248,212
271,732	2.654% due 3/1/34(b)	283,430
79,959	2.495% due 12/1/34(b)	83,866
7,099	2.499% due 12/1/34(b)	7,449
107,746	2.371% due 9/1/35 - 11/1/35(b)	113,974
85,543	2.313% due 10/1/35(b)	89,369
131,100	2.402% due 10/1/35(b)	137,169
21,821	2.297% due 11/1/35(b)	22,785
67,156	2.342% due 11/1/35(b)	70,223
21,684	2.350% due 11/1/35(b)	22,788
27,120	2.352% due 11/1/35(b)	28,389
26,472	2.365% due 11/1/35(b)	27,612
306,755	2.471% due 1/1/36(b)	324,437

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Security	Value
FNMA - 13.0% - (continued)
$ 133,966	2.440% due 9/1/36(b)	$141,964
32,927	2.629% due 12/1/36(b)	34,937
100,113	7.000% due 4/1/37	113,778
153,187	2.337% due 5/1/37(b)	162,534
580,092	6.500% due 9/1/37 - 5/1/40	665,629
64,091	2.923% due 2/1/41(b)	67,115
140,649	3.147% due 7/1/41(b)	148,757
148,945	2.028% due 7/1/42(b)	154,483
29,515	2.254% due 7/1/42(b)	30,693
4,420,000	4.000% due 6/1/46 - 7/1/46(h)	4,715,152
700,000	5.000% due 6/1/46(h)	776,576
820,000	4.500% due 7/1/46(h)	892,176

	TOTAL FNMA	100,555,071

GNMA - 3.0%
	Government National Mortgage Association (GNMA):
639	8.500% due 5/15/17	644
134	9.500% due 8/15/17	135
85,408	6.000% due 12/15/33 - 5/15/38	97,658
891,037	5.000% due 10/15/34 - 9/15/40	993,619
81,720	5.500% due 5/15/37 - 6/15/38	91,696
129,149	6.500% due 1/15/38 - 10/15/38	151,213
237,746	4.500% due 3/15/41	264,905
867,061	4.000% due 6/15/41 - 11/15/45	940,904
1,675,000	3.000% due 7/1/46(h)	1,730,288
	Government National Mortgage Association II (GNMA):
609	8.500% due 1/20/17	612
1,793	9.000% due 4/20/17 - 11/20/21	1,932
194,248	6.000% due 7/20/37 - 11/20/40	220,555
2,094,510	4.500% due 1/20/40 - 3/20/46	2,282,494
389,312	5.000% due 7/20/40 - 9/20/41	431,763
1,453,609	4.000% due 11/20/40 - 1/20/46	1,555,838
4,325,776	3.000% due 1/20/43 - 4/20/46	4,485,033
5,842,024	3.500% due 6/20/43 - 4/20/46	6,180,239
1,935,000	3.500% due 6/1/46(h)	2,042,635
1,900,000	4.000% due 6/1/46(h)	2,026,914

	TOTAL GNMA	23,499,077

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $167,586,784)	169,238,227

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.1%
$ 270,000	AAA	225 Liberty Street Trust, Series 2016-225L, Class A, 3.597% due 2/10/36(a)	$288,067
2,800,000	CCC	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.666% due 2/25/37(b)	2,279,605
21,502	AAA	ACE Securities Corp. Home Equity Loan Trust, Series 2004-SD1, Class A1, 0.936% due 11/25/33(b)	21,461
106,318	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 1.096% due 6/25/29(b)	90,586
852,495	Ca(c)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 3A1, 6.000% due 8/25/37	677,660
1,510,079	CCC	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A1B, 0.596% due 12/25/36(b)	1,298,453
480,000	AA-	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.490% due 4/14/33(a)	489,595
		Banc of America Commercial Mortgage Trust:
280,820	A+	Series 2007-2, Class A4, 5.625% due 4/10/49(b)	283,143
773,970	AA	Series 2008-1, Class A1A, 6.183% due 2/10/51(b)	814,528
240,000	B+	Series 2008-1, Class AJ, 6.270% due 2/10/51(b)	241,140
103,795	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 2.683% due 7/25/34(b)	105,353
429,151	A+	Bayview Commercial Asset Trust, Series 2007-3, Class A1, 0.686% due 7/25/37(a)(b)	361,767
20,388	AAA	Bayview Financial Mortgage Pass-Through Trust, Series 2004-A, Class A, 1.114% due 2/28/44(b)	20,412
620,614	NR	BCAP LLC, Series 2013-RR1, Class 6A1, 2.952% due 5/26/36(a)(b)	619,985
		Bear Stearns Adjustable Rate Mortgage Trust:
141,664	A+	Series 2005-2, Class A2, 2.924% due 3/25/35(b)	142,922
495,189	D(i)	Series 2007-3, Class 1A1, 3.188% due 5/25/47(b)	446,201
		Bear Stearns ALT-A Trust:
323,753	A+	Series 2004-7, Class 2A1, 2.777% due 8/25/34(b)	325,016
238,528	CCC	Series 2005-2, Class 2A4, 2.727% due 4/25/35(b)	227,356
201,192	B	Series 2005-4, Class 23A2, 2.912% due 5/25/35(b)	197,559
746,561	CCC	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(b)	749,441
565,000	BBB	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% due 6/11/50(b)	589,768
363,878	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 1.446% due 3/25/37(a)(b)	360,730
1,700,000	BB+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 0.696% due 6/25/36(b)	1,605,706
545,000	AAA	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(a)	570,463
750	AAA	Chase Funding Trust, Series 2002-2, Class 2A1, 0.946% due 5/25/32(b)	679
255,531	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 2.860% due 2/25/37(b)	252,834
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
926,423	A+	Series 2004-2A, Class A1, 0.716% due 5/25/35(a)(b)	833,900
2,716,848	CCC	Series 2004-2A, Class B1, 0.941% due 5/25/35(a)(b)	2,170,134
		Citigroup Commercial Mortgage Trust:
270,000	Aaa(c)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	282,130
300,000	BB(i)	Series 2014-GC19, Class E, 4.400% due 3/10/47(a)(b)	190,341
140,000	Aa1(c)	Series 2014-GC25, Class AS, 4.017% due 10/10/47	151,663
420,000	BBB-(i)	Series 2015-GC33, Class D, 3.172% due 9/10/58	274,543
770,000	CCC	Citigroup Mortgage Loan Trust Inc., Series 2006-WFH2, Class M1, 0.716% due 8/25/36(b)	620,645
		Citigroup/Deutsche Bank Commercial Mortgage Trust:
210,000	Caa3(c)	Series 2006-CD2, Class AJ, 5.365% due 1/15/46(b)	177,082
60,000	B-	Series 2006-CD3, Class AJ, 5.688% due 10/15/48	38,340
9,295	Caa3(c)	Series 2007-CD4, Class AJ, 5.398% due 12/11/49(b)	7,494
50,000	Aa1(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.526% due 4/15/47(b)	51,232
400,000	Aa2(c)	Colony Mortgage Capital Ltd., Series 2014-FL2, Class B, 2.888% due 11/10/31(a)(b)(f)	394,960
559,560	AA+	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A, 6.094% due 12/10/49(b)	586,827
		Commercial Mortgage Trust:
48,273	BBB-	Series 2006-C7, Class AM, 5.823% due 6/10/46(b)	48,234
440,000	Aa1(c)	Series 2006-C8, Class AM, 5.347% due 12/10/46	445,578
281,965	AA	Series 2007-C9, Class A4, 5.813% due 12/10/49(b)	291,796

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
$ 766,392	Aaa(c)	Series 2012-LC4, Class A2, 2.256% due 12/10/44	$768,815
265,000	AAA(i)	Series 2013-300P, Class A1, 4.353% due 8/10/30(a)	296,067
190,000	AA-(i)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(b)	208,248
260,000	BB	Series 2013-CR9, Class E, 4.257% due 7/10/45(a)(b)	199,342
40,000	Aa3(c)	Series 2013-CR12, Class B, 4.762% due 10/10/46(b)	44,055
20,000	A3(c)	Series 2013-CR12, Class C, 5.084% due 10/10/46(b)	20,904
265,000	AAA(i)	Series 2014-277P, Class A, 3.611% due 8/10/49(a)(b)	283,358
210,000	A-(i)	Series 2014-CR21, Class C, 4.418% due 12/10/47(b)	211,222
345,000	Aaa(c)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	377,011
290,000	AAA(i)	Series 2015-3BP, Class A, 3.178% due 2/10/35(a)	299,636
5,371,252	Aa1(c)	Series 2015-CR25, Class XA, 0.971% due 8/10/48(b)(j)	344,743
270,000	AAA	Series 2016-787S, Class A, 3.545% due 2/10/36(a)(b)	286,544
		Core Industrial Trust:
999,000	AAA	Series 2015-TEXW, Class A, 3.077% due 2/10/34(a)	1,030,700
1,600,000	BB-	Series 2015-TEXW, Class E, 3.849% due 2/10/34(a)(b)	1,451,789
535,000	AAA	Series 2015-WEST, Class A, 3.292% due 2/10/37(a)	554,136
		Countrywide Alternative Loan Trust:
565,310	CCC	Series 2005-24, Class 4A1, 0.673% due 7/20/35(b)	485,416
779,458	D	Series 2006-OA17, Class 1A1A, 0.633% due 12/20/46(b)	584,920
		Countrywide Asset-Backed Certificates:
4,720	AAA	Series 2002-3, Class 1A1, 1.186% due 5/25/32(b)	4,501
12,759	AA+	Series 2003-BC2, Class 2A1, 1.046% due 6/25/33(b)	11,044
407,071	CCC	Series 2006-SD3, Class A1, 0.776% due 7/25/36(a)(b)	332,436
971,968	CCC	Series 2007-4, Class A4W, 5.264% due 4/25/47	940,877
493,322	AA	Series 2007-13, Class 2A2, 1.246% due 10/25/47(b)	426,777
		Countrywide Home Loan Mortgage Pass Through Trust:
175,831	D	Series 2005-11, Class 3A3, 2.398% due 4/25/35(b)	131,062
78,698	NR	Series 2005-11, Class 6A1, 1.046% due 3/25/35(b)	70,921
		Credit Suisse Commercial Mortgage Capital Trust:
5,595,244	Caa3(c)	Series 2006-7, Class 3A2, 6.754% due 8/25/36(b)(j)	1,359,001
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	222,992
1,262,829	NR	Series 2015-5R, Class 1A1, 1.066% due 9/27/46(a)	1,231,790
		Credit Suisse Commercial Mortgage Trust:
256,282	Caa2(c)	Series 2006-C3, Class AJ, 6.076% due 6/15/38(b)	183,543
40,000	B-	Series 2006-C5, Class AJ, 5.373% due 12/15/39	33,591
385,000	BBB	Series 2006-C5, Class AM, 5.343% due 12/15/39	389,371
310,000	BBB-	Series 2007-C2, Class AM, 5.603% due 1/15/49(b)	315,863
		Credit Suisse First Boston Mortgage Securities Corp.:
371,984	AA+	Series 2004-AR7, Class 2A1, 2.818% due 11/25/34(b)	383,678
326,608	BBB	Series 2005-6, Class 8A1, 4.500% due 7/25/20	329,172
295,000	Aaa(c)	Credit Suisse USA CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	312,912
108,109	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 1.239% due 11/19/44(b)	93,940
650,000	AAA	Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 2.008% due 1/15/25(a)(b)	649,028
		EMC Mortgage Loan Trust:
2,618	BBB(i)	Series 2002-B, Class A1, 1.521% due 2/25/41(a)(b)	2,561
15,593	BBB-	Series 2003-A, Class A1, 0.989% due 8/25/40(a)(b)	14,411
668,798	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.996% due 9/25/33(b)	639,678
276,813	AAA	Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.958% due 12/5/31(a)	278,106
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 28.277% due 2/15/24(b)(j)	7,442
137,105	NR	Series 3451, Class SB, 5.596% due 5/15/38(b)(j)	18,218
170,186	NR	Series 3621, Class SB, 5.796% due 1/15/40(b)(j)	27,713
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	648,399
2,196,377	NR	Series 3866, Class SA, 5.516% due 5/15/41(b)(j)	305,870
848,110	NR	Series 3947, Class SG, 5.516% due 10/15/41(b)(j)	140,108
69,976	NR	Series 4076, Class SW, 5.616% due 7/15/42(b)(j)	17,239

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
$ 67,614	NR	Series 4097, Class ST, 5.616% due 8/15/42(b)(j)	$12,609
68,025	NR	Series 4136, Class SE, 5.716% due 11/15/42(b)(j)	14,169
73,489	NR	Series 4136, Class SJ, 5.716% due 11/15/42(b)(j)	14,082
69,745	NR	Series 4136, Class SQ, 5.716% due 11/15/42(b)(j)	14,771
608,638	NR	Series 4203, Class PS, 5.816% due 9/15/42(b)(j)	114,018
109,405	NR	Series 4206, Class CZ, 3.000% due 5/15/43	110,107
321,411	NR	Series 4210, Class Z, 3.000% due 5/15/43	317,260
217,720	NR	Series 4226, Class GZ, 3.000% due 7/15/43	215,015
352,591	NR	Series 4239, Class IO, 3.500% due 6/15/27(j)	40,161
172,914	NR	Series 4335, Class SW, 5.566% due 5/15/44(b)(j)	33,394
181,722	NR	Series R007, Class ZA, 6.000% due 5/15/36	205,719
		Federal National Mortgage Association (FNMA), ACES:
538,154	NR	Series 2006-M2, Class A2A, 5.271% due 10/25/32(b)	588,051
20,978,419	NR	Series 2013-M7, Class X2, 0.236% due 12/27/22(b)(j)	255,750
469,248	NR	Series 2014-M12, Class FA, 0.732% due 10/25/21(b)	468,477
100,000	NR	Series 2015-M7, Class AB2, 2.502% due 12/25/24	100,936
6,578,289	NR	Series 2015-M7, Class X2, 0.527% due 12/25/24(b)(j)	250,139
21,540,055	NR	Series 2015-M8, Class X2, 0.181% due 1/25/25(b)(j)	287,452
		Federal National Mortgage Association (FNMA), Grantor Trust:
113,827	NR	Series 2000-T6, Class A3, 4.152% due 6/25/30(b)	117,713
9,499	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	9,603
		Federal National Mortgage Association (FNMA), Interest Strip:
276,050	NR	Series 409, Class C13, 3.500% due 11/25/41(j)	44,915
525,383	NR	Series 409, Class C18, 4.000% due 4/25/42(j)	97,366
83,679	NR	Series 409, Class C22, 4.500% due 11/25/39(j)	14,862
		Federal National Mortgage Association (FNMA), REMICS:
56,409	NR	Series 2004-38, Class FK, 0.796% due 5/25/34(b)	56,244
344,321	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	372,130
1,282,899	NR	Series 2006-51, Class SP, 6.204% due 3/25/36(b)(j)	225,652
653,250	NR	Series 2007-68, Class SC, 6.254% due 7/25/37(b)(j)	107,522
1,302,977	NR	Series 2008-18, Class SM, 6.554% due 3/25/38(b)(j)	224,637
705,675	NR	Series 2011-87, Class SG, 6.104% due 4/25/40(b)(j)	119,101
416,542	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(j)	35,719
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	878,430
250,879	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	286,192
393,559	NR	Series 2012-51, Class B, 7.000% due 5/25/42	457,010
58,049	NR	Series 2012-70, Class YS, 6.204% due 2/25/41(b)(j)	8,172
284,798	NR	Series 2012-74, Class SA, 6.204% due 3/25/42(b)(j)	50,648
47,466	NR	Series 2012-75, Class AO, due 3/25/42(k)	42,981
194,656	NR	Series 2012-93, Class SG, 5.654% due 9/25/42(b)(j)	36,516
465,470	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(j)	54,932
73,991	NR	Series 2012-128, Class SL, 5.704% due 11/25/42(b)(j)	15,298
146,414	NR	Series 2012-128, Class SQ, 5.704% due 11/25/42(b)(j)	34,135
205,850	NR	Series 2012-133, Class CS, 5.704% due 12/25/42(b)(j)	38,535
71,835	NR	Series 2012-133, Class SA, 5.704% due 12/25/42(b)(j)	14,374
874,304	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	1,008,363
692,417	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	780,430
437,243	NR	Series 2013-10, Class JS, 5.704% due 2/25/43(b)(j)	86,542
428,020	NR	Series 2013-10, Class SJ, 5.704% due 2/25/43(b)(j)	86,833
186,953	NR	Series 2015-60, Class SA, 5.704% due 8/25/45(b)(j)	40,924
		FHLMC Multifamily Structured Pass Through Certificates:
262,254	AAA(i)	Series K016, Class X1, 1.548% due 10/25/21(b)(j)	17,612
655,000	NR	Series K151, Class A3, 3.511% due 4/25/30	701,894
450,000	Aaa(c)	Series K718, Class A2, 2.791% due 1/25/22	471,620
1,030,615	Aa2(c)	Series KF02, Class A2, 0.987% due 7/25/20(b)	1,033,499
315,000	NR	Series KSCT, Class A2, 4.285% due 1/25/20	344,102
805,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.490% due 9/15/19	806,742

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
$ 565,000	AAA	Four Times Square Trust Commercial Mortgage Pass Through Certificates, Series 2006-4TS, Class A, 5.401% due 12/13/28(a)	$633,564
130,000	BBB+(i)	FREMF Mortgage Trust, Series 2015-K47, Class B, 3.724% due 6/25/48(a)(b)	121,998
648,997	AAA	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.734% due 12/15/16(a)(b)	649,503
505,000	BBB-	GAHR Commericial Mortgage Trust, Series 2015-NRF, Class DFX, 3.382% due 12/15/19(a)(b)	494,780
203,600	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 0.854% due 5/15/34(a)(b)	173,096
105,612	A+	GMAC Home Equity Notes Loan Trust, Series 2004-VF1, Class A1, 1.189% due 2/25/31(a)(b)	104,784
		Government National Mortgage Association (GNMA):
2,536,241	NR	Series 2008-51, Class GS, 5.796% due 6/16/38(b)(j)	562,909
53,332	NR	Series 2010-31, Class GS, 6.062% due 3/20/39(b)(j)	4,327
160,266	NR	Series 2010-85, Class HS, 6.212% due 1/20/40(b)(j)	19,889
38,748	NR	Series 2010-107, Class SG, 5.712% due 2/20/38(b)(j)	1,951
3,625,905	NR	Series 2013-85, Class IA, 0.754% due 3/16/47(b)(j)	177,695
2,516,712	NR	Series 2014-105, Class IO, 1.091% due 6/16/54(b)(j)	177,870
189,530	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(j)	41,401
350,000	Aa2(c)	GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS, 3.777% due 5/10/50	370,402
		GS Mortgage Securities Trust:
632,827	BBB-	Series 2007-GG10, Class A1A, 5.794% due 8/10/45(b)	652,926
705,000	Aaa(c)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	754,530
5,493,867	Aa1(c)	Series 2015-GS1, Class XA, 0.842% due 11/10/48(b)(j)	328,370
		Harborview Mortgage Loan Trust:
408,462	BBB+	Series 2004-5, Class 2A6, 2.619% due 6/19/34(b)	406,269
148,813	WD(i)	Series 2006-2, Class 1A, 2.939% due 2/25/36(b)	123,228
935,000	AAA	Hilton USA Trust, Series 2013-HLT, Class AFX, 2.662% due 11/5/30(a)	939,040
361,231	BBB+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.636% due 12/25/35(b)	357,689
2,683	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.246% due 3/25/33(b)	2,602
79,510	D	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 2.774% due 9/25/35(b)	65,383
1,192,619	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.606% due 8/25/36(b)	471,668
		JPMBB Commercial Mortgage Securities Trust:
80,000	A3(c)	Series 2013-C15, Class C, 5.047% due 11/15/45(b)	84,658
40,000	Aa3(c)	Series 2013-C17, Class B, 4.887% due 1/15/47(b)	44,287
350,000	BB(i)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(b)	226,391
240,000	A3(c)	Series 2014-C24, Class C, 4.426% due 11/15/47(b)	240,031
290,000	Aaa(c)	Series 2015-C31, Class A3, 3.801% due 8/15/48	312,861
		JPMorgan Chase Commercial Mortgage Securities Trust:
31,225	AA+	Series 2006-LDP9, Class A3, 5.336% due 5/15/47	31,558
960,000	CCC	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(b)	890,085
390,000	BBB-	Series 2007-CB20, Class AM, 5.881% due 2/12/51(b)	405,927
8,722	AAA	Series 2011-C3, Class A2, 3.673% due 2/15/46(a)	8,754
814,352	AAA	Series 2011-C4, Class A3, 4.106% due 7/15/46(a)	848,405
140,000	Aaa(c)	Series 2011-C5, Class A3, 4.171% due 8/15/46	151,896
175,000	Aaa(c)	Series 2011-C5, Class AS, 5.317% due 8/15/46(a)(b)	199,026
370,000	Aa2(c)	Series 2011-C5, Class B, 5.317% due 8/15/46(a)(b)	408,805
2,374,199	Aaa(c)	Series 2012-CBX, Class XA, 1.700% due 6/15/45(b)(j)	143,238
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(a)	467,173
650,000	AA-	Series 2014-FL6, Class B, 2.714% due 11/15/31(a)(b)	633,995
150,000	A-	Series 2014-PHH, Class C, 2.534% due 8/15/27(a)(b)	148,091
300,000	AAA	Series 2015-SGP, Class A, 2.134% due 7/15/36(a)(b)	300,733
693,299	Aa1(c)	JPMorgan Trust, Series 2015-5, Class A9, 2.897% due 5/25/45(a)(b)	690,144
		LB-UBS Commercial Mortgage Trust:
710,000	AA-	Series 2006-C7, Class AM, 5.378% due 11/15/38	716,825
500,000	BB	Series 2007-C6, Class AM, 6.114% due 7/15/40(b)	515,771
160,000	A-	Series 2007-C7, Class AM, 6.155% due 9/15/45(b)	168,955
		Lehman XS Trust:
159,538	CCC	Series 2005-5N, Class 1A1, 0.746% due 11/25/35(b)	143,404
104,431	D	Series 2005-7N, Class 1A1B, 0.746% due 12/25/35(b)	55,674

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
$ 630,000	AAA	Limerock CLO II Ltd., Series 2014-2A, Class A, 2.133% due 4/18/26(a)(b)	$627,196
406,992	AAA	Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 2.234% due 9/15/28(a)(b)	406,778
760,000	Aaa(c)	Magnetite IX Ltd., Series 2014-9A, Class A1, 2.058% due 7/25/26(a)(b)	759,887
188,745	A+	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, 2.825% due 11/21/34(b)	192,341
581,369	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.573% due 10/25/32(b)	581,486
384,173	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.696% due 7/25/37(b)	242,015
		Merrill Lynch Mortgage Investors Trust:
57,108	A+	Series 2004-A3, Class 4A3, 3.136% due 5/25/34(b)	56,561
838,083	BBB	Series 2005-2, Class 2A, 2.520% due 10/25/35(b)	797,278
839,896	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	900,245
		ML-CFC Commercial Mortgage Trust:
291,000	Caa1(c)	Series 2007-5, Class AJ, 5.450% due 8/12/48(b)	260,510
260,000	CCC	Series 2007-9, Class AJ, 6.177% due 9/12/49(b)	223,395
24,368	AAA	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-SD3, Class A, 0.906% due 6/25/34(a)(b)	24,451
		Morgan Stanley Bank of America Merrill Lynch Trust:
30,000	Aaa(c)	Series 2013-C10, Class A4, 4.083% due 7/15/46(b)	33,107
500,000	Aaa(c)	Series 2013-C13, Class A4, 4.039% due 11/15/46	550,308
		Morgan Stanley Capital I Trust:
880,000	AAA	Series 2007-HQ11, Class A4FL, 0.570% due 2/12/44(b)	872,701
200,000	A	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(b)	204,189
1,940,000	CCC	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2005-WHQ4, Class M2, 0.936% due 9/25/35(b)	1,569,586
		PFS Financing Corp.:
540,000	AAA	Series 2014-BA, Class A, 1.034% due 10/15/19(a)(b)	536,827
635,000	AAA	Series 2015-AA, Class A, 1.054% due 4/15/20(a)(b)	627,981
1,787,000	A	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 0.696% due 7/25/36(b)	1,727,567
		Prime Mortgage Trust:
161,286	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	161,858
55,735	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(a)	55,992
1,238,641	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	1,170,558
		RAMP Trust:
4,064	CCC	Series 2003-RS4, Class AIIB, 1.106% due 5/25/33(b)	3,615
728,049	AA	Series 2003-RS9, Class AI6A, 5.880% due 10/25/33	774,040
13,883	BBB+	Series 2006-NC1, Class A2, 0.636% due 1/25/36(b)	13,910
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/13/32(a)(b)	992,012
25,172	D	Reperforming Loan REMICS Trust, Series 2004-R2, Class 1AF1, 0.866% due 11/25/34(a)(b)	21,400
372,548	Caa2(c)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	348,539
640,000	AAA	SCG Trust, Series 2013-SRP1, Class A, 1.834% due 11/15/26(a)(b)	639,288
182,153	NR	Small Business Administration Participation Certificates, Series 2013-20J, Class 1, 3.370% due 10/1/33	193,530
1,000,000	BBB	Solarcity Lmc Series VI LLC, Series 2016-A, Class A, 4.800% due 9/20/48(a)	983,160
362,780	BBB+	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.918% due 11/25/34(b)	362,343
204,604	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 0.689% due 7/19/35(b)	198,075
		Structured Asset Securities Corp.:
171,914	CCC	Series 2005-RF3, Class 1A, 0.796% due 6/25/35(a)(b)	138,478
134,875	BB	Series 2007-BC4, Class A3, 0.696% due 11/25/37(b)	134,937
100,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	103,105
485,000	B	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 5.703% due 6/15/49(a)	493,743
		WaMu Mortgage Pass Through Certificates Trust:
21,965	BBB+	Series 2004-AR11, Class A, 2.552% due 10/25/34(b)	22,093
88,481	BBB+	Series 2004-AR12, Class A2A, 0.836% due 10/25/44(b)	85,346

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †		Rating††	Security	Value
$737,828		B-	Series 2005-AR4, Class A5, 2.777% due 4/25/35(b)	$731,150
273,984		AA+	Series 2005-AR11, Class A1A, 0.766% due 8/25/45(b)	253,794
265,951		BBB-	Series 2005-AR19, Class A1A2, 0.736% due 12/25/45(b)	232,780
1,376,520		B+	Series 2006-AR3, Class A1A, 1.410% due 2/25/46(b)	1,252,960
681,545		CCC	Series 2006-AR13, Class 2A, 2.178% due 10/25/46(b)	607,782
354,771		D	Series 2007-HY4, Class 4A1, 2.374% due 9/25/36(b)	317,114
792,930		Ca(c)	Series 2007-OA2, Class 2A, 1.110% due 1/25/47(b)	569,707
			Wells Fargo Commercial Mortgage Trust:
120,000		Aa3(c)	Series 2013-LC12, Class B, 4.298% due 7/15/46(b)	129,881
1,000,000		Aa2(c)	Series 2015-C28, Class AS, 3.872% due 5/15/48	1,061,081
150,000		Aaa(c)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	154,971
960,000		Aaa(c)	Series 2015-NXS1, Class A5, 3.148% due 5/15/48	991,501
310,000		A-(i)	Series 2015-NXS1, Class C, 3.848% due 5/15/48(b)	295,804
330,000		BBB-(i)	Series 2015-NXS1, Class D, 4.104% due 5/15/48(b)	258,602
360,000		Aaa(c)	Series 2015-NXS4, Class A4, 3.718% due 12/15/48	387,049
			Wells Fargo Mortgage Backed Securities Trust:
537,830		Caa1(c)	Series 2006-12, Class A3, 6.000% due 10/25/36	523,970
252,392		CCC	Series 2006-AR2, Class 2A1, 2.843% due 3/25/36(b)	247,922
73,520		Caa2(c)	Series 2006-AR7, Class 2A4, 3.086% due 5/25/36(b)	69,959
			WF-RBS Commercial Mortgage Trust:
750,000		Aaa(c)	Series 2011-C2, Class A4, 4.869% due 2/15/44(a)(b)	834,526
1,050,000		Aaa(c)	Series 2011-C4, Class A3, 4.394% due 6/15/44(a)	1,098,522
1,035,000		Aaa(c)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,109,977
1,884,803		Aaa(c)	Series 2012-C7, Class XA, 1.514% due 6/15/45(a)(b)(j)	126,902
145,000		Aaa(c)	Series 2013-C14, Class A4, 3.073% due 6/15/46	150,563
2,580,564		Aaa(c)	Series 2014-C20, Class XA, 1.196% due 5/15/47(b)(j)	155,260
240,000		BBB-(i)	Series 2014-C22, Class D, 3.908% due 9/15/57(a)(b)	179,980

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $96,608,342)	93,662,586

SOVEREIGN BONDS - 2.2%
Brazil - 0.3%
656,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	515,368
4,266,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/17	1,207,068
			Federative Republic of Brazil:
280,000		BB	4.875% due 1/22/21	283,500
400,000		BB	5.000% due 1/27/45	314,000

			Total Brazil	2,319,936

Canada - 0.0%
152,000		AA	Province of Manitoba Canada, 3.050% due 5/14/24	161,203

China - 0.0%
			China Government Bond:
1,000,000	CNH	Aa3(c)	3.380% due 11/21/24	149,775
1,000,000	CNH	Aa3(c)	3.390% due 5/21/25	149,653

			Total China	299,428

Colombia - 0.1%
370,000		BBB	Colombia Government International Bond, 5.625% due 2/26/44	368,150

Indonesia - 0.1%
500,000		BB+	Indonesia Government International Bond, 3.750% due 4/25/22	509,655

Mexico - 0.9%
			Mexican Bonos:
2,118,000	MXN	A	8.000% due 6/11/20	125,518
30,492,700	MXN	A	6.500% due 6/9/22	1,715,326
15,120,000	MXN	A	10.000% due 12/5/24	1,038,922
46,325,700	MXN	A	7.750% due 11/13/42	2,788,481
			Mexico Government International Bond:
61,000		BBB+	3.500% due 1/21/21	63,684
174,000		BBB+	3.625% due 3/15/22	180,090

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †		Rating††	Security	Value
Mexico - 0.9% - (continued)
$78,000		BBB+	6.050% due 1/11/40	$91,942
828,000		BBB+	4.750% due 3/8/44	823,860
300,000		BBB+	5.550% due 1/21/45	334,875

			Total Mexico	7,162,698

Panama - 0.0%
200,000		BBB	Panama Government International Bond, 4.000% due 9/22/24	208,000

Peru - 0.1%
			Peruvian Government International Bond:
218,000		BBB+	4.125% due 8/25/27	230,808
60,000		BBB+	6.550% due 3/14/37	75,750
170,000		BBB+	5.625% due 11/18/50	193,800

			Total Peru	500,358

Poland - 0.4%
			Poland Government Bond:
570,000	PLN	A-	2.000% due 4/25/21	142,737
8,160,000	PLN	A-	3.250% due 7/25/25	2,119,141
1,760,000	PLN	A-	2.500% due 7/25/26	424,024
610,000		BBB+	Poland Government International Bond, 4.000% due 1/22/24	653,124

			Total Poland	3,339,026

Russia - 0.2%
			Russian Federal Bond - OFZ:
18,400,000	RUB	BBB-	8.150% due 2/3/27	266,635
78,320,000	RUB	BBB-	7.050% due 1/19/28	1,039,666
			Russian Foreign Bond - Eurobond:
339,565		BB+	step bond to yield, 7.500% due 3/31/30	414,865
39,550		BB+	step bond to yield, 7.500% due 3/31/30(a)	48,320

			Total Russia	1,769,486

Turkey - 0.1%
			Turkey Government International Bond:
280,000		Baa3(c)	7.375% due 2/5/25	332,815
430,000		Baa3(c)	4.875% due 4/16/43	389,847

			Total Turkey	722,662

Uruguay - 0.0%
			Uruguay Government International Bond:
70,000		BBB	4.500% due 8/14/24	74,200
85,000		BBB	4.375% due 10/27/27	88,188

			Total Uruguay	162,388

			TOTAL SOVEREIGN BONDS (Cost - $20,215,430)	17,522,990

ASSET-BACKED SECURITIES - 1.8%
Automobiles- 0.2%
170,000		AAA	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A3, 1.600% due 11/9/20	169,717
32,738		AAA	Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 0.850% due 5/15/18(a)	32,732
290,000		AAA	Drive Auto Receivables Trust, Series 2016-BA, Class A3, 1.670% due 7/15/19(a)	289,941
1,380,000		Aaa(c)	Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.830% due 8/25/19(a)	1,372,835
100,000		AAA	Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.810% due 3/15/21(a)	99,635

			Total Automobiles	1,964,860

Credit Cards- 0.1%
645,000		AAA	Discover Card Execution Note Trust, Series 2016-A1, Class A1, 1.640% due 7/15/21	649,512

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Student Loans- 1.5%
$ 542,750	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.720% due 3/25/42(a)(b)	$505,677
850,000	AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.488% due 10/25/35(a)(b)	819,710
		Navient Private Education Loan Trust:
630,000	AAA	Series 2014-AA, Class A2B, 1.684% due 2/15/29(a)(b)	627,576
270,795	AAA	Series 2014-CTA, Class A, 1.134% due 9/16/24(a)(b)	268,482
		SLM Private Education Loan Trust:
156,154	AAA	Series 2012-A, Class A1, 1.833% due 8/15/25(a)(b)	156,450
705,000	AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(a)	718,747
680,000	AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(a)	684,770
124,395	AAA	Series 2012-E, Class A1, 1.183% due 10/16/23(a)(b)	124,224
		SLM Student Loan Trust:
1,220,000	AAA	Series 2003-11, Class A6, 1.384% due 12/15/25(a)(b)	1,167,109
1,400,000	AAA	Series 2004-1, Class A4, 0.898% due 10/27/25(b)	1,329,096
448,929	AAA	Series 2004-8A, Class A5, 1.138% due 4/25/24(a)(b)	445,492
880,000	AA+	Series 2005-5, Class A5, 1.388% due 10/25/40(b)	799,916
990,180	AAA	Series 2005-6, Class A5B, 1.838% due 7/27/26(b)	992,525
1,081,000	AAA	Series 2011-2, Class A1, 1.039% due 11/25/27(b)	1,068,917
		SMB Private Education Loan Trust:
591,684	AAA	Series 2015-B, Class A1, 1.133% due 2/15/23(a)(b)	591,196
680,000	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(a)	695,585
545,000	AAA	Series 2015-C, Class A3, 2.383% due 8/16/32(a)(b)	556,308
100,000	Aaa(c)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	100,567

		Total Student Loans	11,652,347

		TOTAL ASSET-BACKED SECURITIES (Cost - $14,354,949)	14,266,719

MUNICIPAL BONDS - 0.7%
California - 0.2%
80,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health Project, Series A, 5.000% due 8/15/52	93,101
		State of California, GO:
100,000	AA-	5.000% due 12/1/37	106,042
150,000	AA-	5.000% due 9/1/42	176,771
		University of California, Revenue Bonds:
400,000	AA	Series AJ 4.601% due 5/15/31	463,472
90,000	AA-	Series G 5.000% due 5/15/37	105,626
25,000	AA	Series AD 4.858% due 5/15/12	26,884
266,000	AA	Series AQ 4.767% due 5/15/15	279,563

		Total California	1,251,459

Delaware - 0.0%
300,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.187% due 1/29/46(b)	264,782

Illinois - 0.0%
280,000	A-	State of Illinois, GO, 5.500% due 7/1/24	320,681

Massachusetts - 0.1%
185,000	AA-	Massachusetts Development Finance Agency, Revenue Bonds, Series M-4, 5.000% due 7/1/44	212,243
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	115,965

		Total Massachusetts	328,208

Minnesota - 0.0%
325,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.708% due 1/29/46(b)	286,862

Missouri - 0.0%
100,000	AAA	Metropolitan St. Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/42	116,645

Nevada - 0.1%
435,000	AA	Las Vegas Valley Water District, GO, Series B, 5.000% due 6/1/37	514,035

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
New Jersey - 0.0%
$ 165,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/36	$178,281

New York - 0.2%
500,000	AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	666,445
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A, 5.000% due 11/1/42	93,158
		New York City Water & Sewer System, Revenue Bonds:
120,000	AA+	Series BB 5.000% due 6/15/47	140,024
300,000	AA+	Series CC 5.882% due 6/15/44	419,478
270,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series E, 5.000% due 3/15/24	331,117

		Total New York	1,650,222

Texas - 0.0%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, Series A, 5.000% due 11/1/45(l)	258,150

Virginia - 0.1%
321,608	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	338,274

		TOTAL MUNICIPAL BONDS (Cost - $5,199,290)	5,507,599

SENIOR LOANS - 0.2%
17,057	NR	Activision Blizzard Inc. (Restricted), 3.250% due 10/13/20	17,158
45,113	NR	Berry Plastics Corp. (Restricted), 4.000% due 10/3/22	45,371
300,000	NR	Charter Communications Operating LLC (Restricted), 3.500% due 1/24/23	301,875
42,718	NR	FMG Resources August 2006 Pty Ltd. (Restricted), 4.250% due 6/30/19	40,143
204,750	NR	Gardner Denver Inc. (Restricted), 4.250% due 7/30/20	190,386
192,270	NR	Hilton Worldwide Finance LLC (Restricted), 3.500% due 10/26/20	193,121
203,700	NR	Michaels Stores Inc. (Restricted), 3.750% due 1/28/20	204,337
308,433	NR	Party City Holdings Inc. (Restricted), 4.250% due 8/19/22	308,337

		TOTAL SENIOR LOANS (Cost - $1,313,816)	1,300,728

Shares/Units
PREFERRED STOCK - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
30,275		GMAC Capital Trust I, 6.411%(b) (Cost - $751,009)	758,237

Number of Contracts
PURCHASED OPTIONS - 0.0%
United States - 0.0%
108		U.S. Treasury 5-Year Note June Futures, Put @ $120.00, expires 06/24/2016, GSC	39,656
64		U.S. Treasury 10-Year Note June Futures, Put @ $128.75, expires 06/03/2016, GSC	3,000
64		U.S. Treasury 10-Year Note June Futures, Call @ $130.00, expires 06/03/2016, GSC	12,000
5		U.S. Treasury Long Bond June Futures, Put @ $160.00, expires 06/03/2016, GSC	156
5		U.S. Treasury Long Bond June Futures, Call @ $164.00, expires 06/03/2016, GSC	2,110

		Total United States	56,922

		TOTAL PURCHASED OPTIONS (Cost - $96,362)	56,922

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $725,649,011)	731,079,059

Face Amount †
SHORT-TERM INVESTMENTS(m) - 9.6%
MONEY MARKET FUND - 0.1%
$524,956		Invesco STIT - Government & Agency Portfolio(n) (Cost - $524,956)	524,956

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount†	Security	Value
REPURCHASE AGREEMENT - 2.8%
$ 22,000,000

Merrill Lynch & Pierce, Fenner & Smith Inc. repurchase agreement dated 05/31/16, 0.270% due 06/01/16, Proceeds at maturity - $22,000,165; (Fully collateralized by U.S. Treasury Note, 1.750%, due 12/31/20; Market Valued - $22,381,248)(o)

	TOTAL REPURCHASE AGREEMENT (Cost - $22,000,000)	$22,000,000

TIME DEPOSITS - 2.2%
11,346,750	Banco Santander SA - Frankfurt, 0.150% due 6/1/16	11,346,750
2,096 EUR	BBH - Grand Cayman, (0.545)% due 6/1/16	2,333
2,677,638	DNB - Oslo, 0.150% due 6/1/16	2,677,638
2,680,393	Skandinaviska Enskilda Banken AB - Stockholm, 0.150% due 6/1/16	2,680,393

	TOTAL TIME DEPOSITS (Cost - $16,707,114)	16,707,114

U.S. GOVERNMENT OBLIGATIONS - 4.5%
	U.S. Treasury Bills:
1,335,000	0.176% due 6/2/16(o)	1,334,993
80,000	0.226% due 7/21/16(o)(p)	79,975
17,270,000	0.418% due 8/18/16(o)	17,254,369
8,360,000	0.332% due 10/6/16(o)	8,350,223
8,305,000	0.336% due 10/13/16(o)	8,294,629

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $35,314,189)	35,314,189

	TOTAL SHORT-TERM INVESTMENTS (Cost - $74,546,259)	74,546,259

	TOTAL INVESTMENTS - 103.8% (Cost - $800,195,270#)	805,625,318

	Liabilities in Excess of Other Assets - (3.8)%	(29,563,907)

	TOTAL NET ASSETS - 100.0%	$776,061,411

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2016.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is on loan (See Note 1).
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Illiquid security.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	Rating by Fitch Ratings Service. All ratings are unaudited.
(j)	Interest only security.
(k)	Principal only security.
(l)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(m)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 9.5%.
(n)	Represents investment of collateral received from securities lending transactions.
(o)	Rate shown represents yield-to-maturity.
(p)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(q)	All or a portion of this security is held at the broker as collateral for open swap contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
MASTR	—	Mortgage Asset Securitization Transactions Inc.
OTC	—	Over the Counter
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principals

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Summary of Investments by Security Type^
U.S. Government & Agency Obligations	28.2%
Corporate Bonds & Notes	25.0
Mortgage-Backed Securities	21.0
Collateralized Mortgage Obligations	11.6
Sovereign Bonds	2.2
Asset-Backed Securities	1.8
Municipal Bonds	0.7
Senior Loans	0.2
Preferred Stock	0.1
Purchased Options	0.0 *
Short-Term Investments	9.2

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Schedule of Options Contracts Written

Number of Contracts	Security Name	Counterparty	Expiration Date	Strike Price	Value
United States
28	U.S. Treasury 10-Year Note July Futures, Put	GSC	6/24/16	$127.00	$1,312
28	U.S. Treasury 10-Year Note July Futures, Call	GSC	6/24/16	131.50	3,938
10	U.S. Treasury 10-Year Note July Futures, Call	GSC	6/24/16	132.50	625

	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $20,504)				$5,875

During the period ended May 31, 2016, options contracts written transactions for Core Fixed Income Fund were as follows:

	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2015	5,470,630	$420,248
Options written	2,194	624,389
Options closed	(5,471,228)	(597,593)
Options expired	(1,530)	(426,540)

Options contracts written, outstanding at May 31, 2016	66	$20,504

Schedule of Forward Sale Commitments

Face Amount	Security	Value
$4,500,000	Federal National Mortgage Association (FNMA) 3.500% due 7/1/46(a)	$4,702,467
	TOTAL OPEN FORWARD SALE COMMITMENTS

	(Proceeds — $4,701,176)	$4,702,467

(a)	This security is traded on a TBA basis (see Note 1).

At May 31, 2016, Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar March Futures	59	3/17	$14,600,288	$23,300
U.S. Treasury 2-Year Note September Futures	4	9/16	871,625	234
U.S. Treasury 5-Year Note September Futures	568	9/16	68,226,563	30,178
U.S. Ultra Long Bond September Futures	32	9/16	4,512,500	20,175
U.S. Ultra Long Bond September Futures	39	9/16	6,829,875	11,070

				84,957

Contracts to Sell:
90-Day Eurodollar December Futures	392	12/16	97,078,800	42,523
90-Day Eurodollar December Futures	67	12/17	16,543,975	(28,087)
90-Day Eurodollar June Futures	48	6/16	11,913,300	(3,900)
90-Day Eurodollar March Futures	20	3/18	4,935,750	(500)
Euro FX Currency June Futures	6	6/16	834,750	(7,094)
Euro-Bobl June Futures	7	6/16	1,023,536	701

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro-Bund June Futures	40	6/16	$7,299,616	$(32,943)
Japan Government 10-Year Bond June Futures	3	6/16	4,119,496	(9,484)
U.S. Treasury 2-Year Note September Futures	20	9/16	4,358,125	(2,187)
U.S. Treasury 10-Year Note September Futures	321	9/16	41,629,688	(39,570)
U.S. Treasury Long Bond September Futures	62	9/16	10,125,375	(29,969)

				(110,510)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts				$(25,553)

At May 31, 2016, Core Fixed Income Fund had deposited cash of $538,321 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2016, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Brazilian Real	3,451,000	BCLY	942,703	7/14/16	$(3,862)
British Pound	952,000	BCLY	1,379,344	7/14/16	20,462
Canadian Dollar	2,904,000	CITI	2,214,328	7/14/16	(34,734)
Chinese Offshore Renminbi	12,035,000	CITI	1,823,988	7/14/16	(20,456)
Euro	17,095	BCLY	19,055	7/14/16	(417)
Euro	699,000	CITI	779,138	7/14/16	(20,615)
Indian Rupee	148,150,000	BCLY	2,186,472	7/14/16	(17,813)
Japanese Yen	204,550,001	BOA	1,850,325	7/14/16	(20,001)
Japanese Yen	119,555,000	CITI	1,081,474	7/14/16	(28,889)
Polish Zloty	1,643,000	BCLY	416,290	7/14/16	(19,565)

					(145,890)

Contracts to Sell:
Brazilian Real	5,881,000	BCLY	1,606,501	7/14/16	(16,139)
Canadian Dollar	2,900,000	CITI	2,211,278	7/14/16	100,601
Chinese Offshore Renminbi	2,790,000	BOA	422,844	7/14/16	6,883
Chinese Offshore Renminbi	6,870,000	CITI	1,041,196	7/14/16	12,404
Chinese Onshore Renminbi	33,710,000	BCLY	5,114,930	7/14/16	68,432
Euro	1,045,683	BOA	1,165,567	7/14/16	27,274
Euro	6,885,000	CITI	7,674,345	7/14/16	191,940
Japanese Yen	204,550,001	BOA	1,850,325	7/14/16	73,566
Japanese Yen	161,010,000	BOA	1,456,469	7/14/16	4,052
Japanese Yen	322,522,102	CITI	2,917,480	7/14/16	(8,495)
Mexican Peso	30,570,000	BOA	1,648,282	7/14/16	84,023
Polish Zloty	4,240,000	BCLY	1,074,298	7/14/16	54,365

					598,906

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$453,016

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2016, Core Fixed Income Fund held the following Over The Counter (OTC) Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	02/17/2042	BCLY	USD 1,545,000	$(204,228)	$—	$(204,228)

At May 31, 2016, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.676%	11/15/2043	BCLY	USD 910,000	$(295,429)

At May 31, 2016, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $215,680 for open Centrally Cleared Interest Rate Swap Contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:

BRL	—	Brazilian Real
CNH	—	Chinese Offshore Renminbi
EUR	—	Euro
MXN	—	Mexican Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BOA	—	Bank of America
CITI	—	Citigroup Global Markets Inc.
GSC	—	Goldman Sachs & Co.

See pages 177 - 179 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.7%
Aerospace & Defense - 0.6%
$ 610,000	BB-	CBC Ammo LLC/CBC FinCo Inc., Senior Unsecured Notes, 7.250% due 11/15/21(a)	$518,500
310,000	B	LMI Aerospace Inc., Secured Notes, 7.375% due 7/15/19	317,750
380,000	CCC+	TransDigm Inc., Company Guaranteed Notes, 6.375% due 6/15/26(a)	380,950
620,000	B	Triumph Group Inc., Company Guaranteed Notes, 4.875% due 4/1/21	585,900

		Total Aerospace & Defense	1,803,100

Airlines - 1.6%
625,000	B	Air Canada, Company Guaranteed Notes, 7.750% due 4/15/21(a)	651,562
273,947	BBB-	American Airlines Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.625% due 1/15/21(a)	281,823
1,001,962	BBB-	American Airlines Class B Pass Through Trust, Series 2013-2, Pass Thru Certificates, 5.600% due 7/15/20(a)	1,030,769
40,000	BB	American Airlines Class C Pass Through Trust, Series 2013-1, Pass Thru Certificates, 6.125% due 7/15/18(a)	41,650
635,000	B+	American Airlines Group Inc., Company Guaranteed Notes, 5.500% due 10/1/19(a)	642,541
414,206	BB+	Continental Airlines Class B Pass Through Trust, Series 2007-1, Pass Thru Certificates, 6.903% due 4/19/22	433,363
23,119	BBB	Continental Airlines Class B Pass Through Trust, Series 2012-2, Pass Thru Certificates, 5.500% due 10/29/20	23,900
47,220	BBB	Delta Air Lines Class B Pass Through Trust, Series 2007-1, Pass Thru Certificates, 8.021% due 8/10/22	54,183
39,271	A-	Delta Air Lines Class B Pass Through Trust, Series 2009-1, Pass Thru Certificates, 9.750% due 12/17/16	40,891
164,074	BBB-	United Airlines Class B Pass Through Trust. Series 2013-1, Pass Thru Certificates, 5.375% due 8/15/21	170,892
380,699	BBB	United Airlines Class B Pass Through Trust, Series 2014-1, Pass Thru Certificates, 4.750% due 4/11/22	384,506
256,756	BBB-	United Airlines Class B Pass Through Trust, Series 2014-2, Pass Thru Certificates, 4.625% due 9/3/22	258,360
200,711	BBB-	US Airways Class B Pass Through Trust, Series 2012-2, Pass Thru Certificates, 6.750% due 6/3/21	213,506
1,216,000	CCC+	VistaJet Malta Finance PLC/VistaJet Co. Finance LLC, Company Guaranteed Notes, 7.750% due 6/1/20(a)(b)	559,360

		Total Airlines	4,787,306

Automobiles - 1.9%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
440,000	BB-	5.125% due 2/15/19	449,297
1,095,000	BB-	6.625% due 10/15/22	1,156,594
950,000	BB	Fiat Chrysler Automobiles NV, Senior Unsecured Notes, 5.250% due 4/15/23(c)	948,813
		General Motors Co., Senior Unsecured Notes:
70,000	BBB-	6.600% due 4/1/36	80,494
560,000	BBB-	5.200% due 4/1/45	546,823
360,000	BBB-	6.750% due 4/1/46	423,260
800,000	BB	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 5.125% due 11/15/23	822,000
389,639	B+	Schaeffler Holding Finance BV, Senior Secured Notes, 6.875% (6.875% cash or 7.625% PIK) due 8/15/18(a)(d)	400,354
860,000	BB+	ZF North America Capital Inc., Company Guaranteed Notes, 4.750% due 4/29/25(a)	863,225

		Total Automobiles	5,690,860

Banks - 3.1%
		Bank of America Corp., Junior Subordinated Notes:
2,150,000	BB+	6.500%(e)(f)	2,270,937
260,000	BB+	5.200%(e)(f)	243,750
200,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	218,625
200,000	B+	Barclays PLC, Junior Subordinated Notes, 8.250%(e)(f)	204,506

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Banks - 3.1% - (continued)
		CIT Group Inc., Senior Unsecured Notes:
$ 400,000	BB+	5.500% due 2/15/19(a)	$419,000
730,000	BB+	5.375% due 5/15/20	766,500
645,000	BB+	5.000% due 8/15/22	661,931
1,250,000	BB+	5.000% due 8/1/23	1,278,125
210,000	BB+	Credit Agricole SA, Junior Subordinated Notes, 8.375%(a)(e)(f)	237,825
310,000	Baa3(g)	HSBC Holdings PLC, Junior Subordinated Notes, 6.375%(e)(f)	292,175
170,000	BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(f)	170,638
785,000	B	Provident Funding Associates LP/PFG Finance Corp., Company Guaranteed Notes, 6.750% due 6/15/21(a)	747,713
620,000	BB	Royal Bank of Scotland Group PLC, Subordinated Notes, 6.000% due 12/19/23	648,754
1,000,000	BB+	Synovus Financial Corp., Senior Unsecured Notes, 7.875% due 2/15/19	1,113,750

		Total Banks	9,274,229

Beverages - 1.3%
510,000	B-	Beverages & More Inc., Senior Secured Notes, 10.000% due 11/15/18(a)	471,113
370,000	B-	Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	353,350
		Constellation Brands Inc., Company Guaranteed Notes:
270,000	BB+	4.250% due 5/1/23	279,450
370,000	BB+	4.750% due 11/15/24	390,812
830,000	BB+	4.750% due 12/1/25	872,538
		Cott Beverages Inc., Company Guaranteed Notes:
260,000	B-	6.750% due 1/1/20	272,675
630,000	B-	5.375% due 7/1/22	634,725
680,000	BB-	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	771,800

		Total Beverages	4,046,463

Biotechnology - 0.1%
320,000	B+	AMAG Pharmaceuticals Inc., Company Guaranteed Notes, 7.875% due 9/1/23(a)	283,200

Building Products - 0.7%
815,000	BB-	Griffon Corp., Company Guaranteed Notes, 5.250% due 3/1/22	807,869
240,000	B	Hardwoods Acquisition Inc., Senior Secured Notes, 7.500% due 8/1/21(a)	177,600
		Standard Industries Inc., Senior Unsecured Notes:
130,000	BBB-	5.125% due 2/15/21(a)	135,525
180,000	BBB-	5.500% due 2/15/23(a)	186,300
500,000	BBB-	5.375% due 11/15/24(a)	513,750
450,000	B	Woodside Homes Co. LLC/Woodside Homes Finance Inc., Company Guaranteed Notes, 6.750% due 12/15/21(a)	420,750

		Total Building Products	2,241,794

Capital Markets - 0.3%
1,015,000	BBB-	E*TRADE Financial Corp., Senior Unsecured Notes, 5.375% due 11/15/22	1,065,750

Chemicals - 0.6%
500,000	BB-	Axiall Corp., Company Guaranteed Notes, 4.875% due 5/15/23	501,875
380,000	B-	Eco Services Operations LLC/Eco Finance Corp., Senior Unsecured Notes, 8.500% due 11/1/22(a)	374,300
90,000	BB	Hercules Inc., Junior Subordinated Notes, 6.500% due 6/30/29	75,298
185,000	BB+	Olin Corp., Company Guaranteed Notes, 9.750% due 10/15/23(a)	214,600
385,000	B+	Platform Specialty Products Corp., Senior Unsecured Notes, 6.500% due 2/1/22(a)	343,853
170,000	B-	PQ Corp., Senior Secured Notes, 6.750% due 11/15/22(a)	177,650

		Total Chemicals	1,687,576

Commercial Services & Supplies - 4.2%
		ADT Corp. (The), Senior Secured Notes:
300,000	BB-	6.250% due 10/15/21	315,750
145,000	BB-	3.500% due 7/15/22	133,763
1,300,000	B	Ahern Rentals Inc., Secured Notes, 7.375% due 5/15/23(a)(b)	968,500
		Ashtead Capital Inc., Secured Notes:
460,000	BB	6.500% due 7/15/22(a)	484,150
380,000	BB	5.625% due 10/1/24(a)	385,700
110,000	CCC+	Garda World Security Corp., Company Guaranteed Notes, 7.250% due 11/15/21(a)	89,925

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Commercial Services & Supplies - 4.2% - (continued)
$ 400,000	B	GFL Environmental Inc., Senior Unsecured Notes, 9.875% due 2/1/21(a)	$429,000
744,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22(c)	770,040
325,000	B	Hertz Corp. (The), Company Guaranteed Notes, 7.500% due 10/15/18	330,915
790,000	B-	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	808,565
400,000	BB-	Mobile Mini Inc., Company Guaranteed Notes, 7.875% due 12/1/20	416,007
440,000	B-	Modular Space Corp., Secured Notes, 10.250% due 1/31/19(a)	225,500
500,000	CCC+	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	412,500
110,000	B-	NES Rentals Holdings Inc., Secured Notes, 7.875% due 5/1/18(a)	107,250
315,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	320,512
500,000	BB-	Prime Security One MS Inc., Senior Secured Notes, 4.875% due 7/15/32(a)	397,500
670,000	B-	Prime Security Services Borrower LLC / Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(a)	701,825
110,000	B-	StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, Company Guaranteed Notes, 7.875% due 6/1/21	110,275
		UR Financing Escrow Corp., Company Guaranteed Notes:
1,845,000	BB-	7.625% due 4/15/22	1,971,844
500,000	BB-	5.750% due 11/15/24	503,750
350,000	BB-	5.500% due 7/15/25	344,750
400,000	BB-	5.875% due 9/15/26	396,000
2,295,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(a)	2,085,581

		Total Commercial Services & Supplies	12,709,602

Communications Equipment - 0.1%
		CommScope Inc.:
295,000	B	Company Guaranteed Notes, 5.500% due 6/15/24(a)	298,319
60,000	BB	Senior Secured Notes, 4.375% due 6/15/20(a)	61,950

		Total Communications Equipment	360,269

Construction Materials - 0.6%
598,995	B-	Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Unsecured Notes, 8.875% (8.875% cash or 9.625% PIK) due 4/15/19(a)(d)	492,673
150,000	B+	Michael Baker International LLC/CDL Acquisition Co., Inc., Senior Secured Notes, 8.250% due 10/15/18(a)	150,000
		US Concrete Inc.:
860,000	BB-	Company Guaranteed Notes, 6.375% due 6/1/24(a)	862,150
430,000	BB-	Senior Secured Notes, 8.500% due 12/1/18	449,415

		Total Construction Materials	1,954,238

Consumer Finance - 1.9%
		Ally Financial Inc.:
		Company Guaranteed Notes:
209,000	BB+	8.000% due 3/15/20	238,783
224,000	BB+	7.500% due 9/15/20	254,800
335,000	BB+	8.000% due 11/1/31	395,300
1,400,000	BB+	Senior Unsecured Notes, 5.125% due 9/30/24	1,449,000
		Subordinated Notes:
150,000	BB-	8.000% due 12/31/18	164,062
1,340,000	BB-	5.750% due 11/20/25	1,361,775
640,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 6.125% due 2/15/21	620,800
170,000	BB	First Cash Financial Services Inc., Company Guaranteed Notes, 6.750% due 4/1/21	171,700
		Navient Corp., Senior Unsecured Notes:
120,000	BB-	8.450% due 6/15/18	129,750
400,000	BB-	5.000% due 10/26/20	375,000
140,000	BB-	5.875% due 3/25/21	132,125
380,000	BB-	5.875% due 10/25/24	326,800

		Total Consumer Finance	5,619,895

Containers & Packaging - 1.5%
450,000	CCC+	Ardagh Finance Holdings SA, Senior Unsecured Notes, 8.625% (0.000% cash or 8.625% PIK) due 6/15/19(a)(d)	465,750
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
1,530,000	CCC+	Company Guaranteed Notes, 7.250% due 5/15/24(a)	1,568,250

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Containers & Packaging - 1.5% - (continued)
		Senior Secured Notes:
$ 350,000	B+	3.634% due 12/15/19(a)(e)	$351,750
580,000	B+	4.625% due 5/15/23(a)	580,000
390,000	CCC	BWAY Holding Co., Senior Unsecured Notes, 9.125% due 8/15/21(a)	377,325
230,000	B-	Coveris Holdings SA, Company Guaranteed Notes, 7.875% due 11/1/19(a)	226,550
		Pactiv LLC, Senior Unsecured Notes:
190,000	CCC+	7.950% due 12/15/25	192,850
680,000	CCC+	8.375% due 4/15/27	697,000

		Total Containers & Packaging	4,459,475

Diversified Consumer Services - 0.4%
		Service Corp. International, Senior Unsecured Notes:
900,000	BB	5.375% due 5/15/24	936,000
130,000	BB	7.500% due 4/1/27	152,750

		Total Diversified Consumer Services	1,088,750

Diversified Financial Services - 2.9%
		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Company Guaranteed Notes:
280,000	BBB-	4.500% due 5/15/21	289,100
410,000	BBB-	4.625% due 7/1/22	421,788
420,000	B+	Ausdrill Finance Pty Ltd., Company Guaranteed Notes, 6.875% due 11/1/19(a)	370,650
2,990,000	BB+	Citigroup Inc., Junior Subordinated Notes, 5.950%(e)(f)	2,956,362
240,000	Caa2(g)	Compiler Finance Sub Inc., Senior Unsecured Notes, 7.000% due 5/1/21(a)(b)	112,800
410,000	B-	Globe Luxembourg SCA, Senior Secured Notes, 9.625% due 5/1/18(a)	331,075
500,000	BB	ILFC E-Capital Trust I, Limited Guaranteed Notes, 4.240% due 12/21/65(a)(e)	402,500
		International Lease Finance Corp., Senior Unsecured Notes:
370,000	BBB-	8.250% due 12/15/20	436,600
155,000	BBB-	8.625% due 1/15/22	188,519
490,000	CCC+	Jack Cooper Holdings Corp., Senior Secured Notes, 10.250% due 6/1/20(a)	325,850
740,000	B-	KCA Deutag UK Finance PLC, Senior Secured Notes, 7.250% due 5/15/21(a)	540,200
530,000	B-	OPE KAG Finance Sub Inc., Senior Unsecured Notes, 7.875% due 7/31/23(a)	535,300
1,440,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(a)	1,371,600
90,000	CCC+	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	70,875
390,000	B	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18(a)	302,250

		Total Diversified Financial Services	8,655,469

Diversified Telecommunication Services - 4.1%
		CenturyLink Inc., Senior Unsecured Notes:
465,000	BB	5.625% due 4/1/20	478,369
620,000	BB	6.450% due 6/15/21	632,400
430,000	BB	5.800% due 3/15/22	416,562
150,000	BB	6.750% due 12/1/23	146,813
1,000,000	B	Cincinnati Bell Inc., Company Guaranteed Notes, 8.375% due 10/15/20	1,047,500
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	33,206
550,000	B-	Cogent Communications Finance Inc., Company Guaranteed Notes, 5.625% due 4/15/21(a)	548,625
		Intelsat Jackson Holdings SA:
		Company Guaranteed Notes:
350,000	CC	7.500% due 4/1/21	239,750
680,000	CC	5.500% due 8/1/23	440,300
700,000	B-	Senior Secured Notes, 8.000% due 2/15/24(a)	716,625
		Level 3 Financing Inc., Company Guaranteed Notes:
130,000	B+	6.125% due 1/15/21	136,175
1,275,000	B+	5.375% due 8/15/22	1,298,906
30,000	B+	5.625% due 2/1/23	30,750
770,000	B+	5.125% due 5/1/23	776,738
400,000	B+	5.250% due 3/15/26(a)	400,000
130,000	B	Techniplas LLC, Senior Secured Notes, 10.000% due 5/1/20(a)	91,650
306,000	BB	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	323,213
		Virgin Media Finance PLC, Company Guaranteed Notes:
885,000	B	6.375% due 4/15/23(a)	917,851

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Diversified Telecommunication Services - 4.1% - (continued)
$ 470,000	B	6.000% due 10/15/24(a)	$478,813
		Virgin Media Secured Finance PLC, Senior Secured Notes,
260,000	BB-	5.500% due 1/15/25(a)	265,362
500,000	BB-	5.500% due 8/15/26(a)	506,250
		Windstream Services LLC, Company Guaranteed Notes:
810,000	B+	7.750% due 10/15/20	761,400
1,275,000	B+	7.750% due 10/1/21	1,118,812
650,000	B+	7.500% due 6/1/22	544,375
50,000	B+	7.500% due 4/1/23	40,875

		Total Diversified Telecommunication Services	12,391,320

Electric Utilities - 1.5%
		Calpine Corp.:
330,000	Ba2(g)	Senior Secured Notes, 5.250% due 6/1/26(a)	330,412
		Senior Unsecured Notes:
610,000	B	5.375% due 1/15/23	599,135
640,000	B	5.750% due 1/15/25	621,600
		Dynegy Inc., Company Guaranteed Notes:
310,000	B+	6.750% due 11/1/19	312,325
305,000	B+	7.375% due 11/1/22	295,850
2,968	B-	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)	2,990
818,407	B-	Miran Mid-Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	770,326
1,640,000	B-	NRG REMA LLC, Pass Thru Certificates, 9.681% due 7/2/26	1,576,450

		Total Electric Utilities	4,509,088

Electronic Equipment, Instruments & Components - 0.7%
650,000	BB	Anixter Inc., Company Guaranteed Notes, 5.125% due 10/1/21	666,250
500,000	BB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 5.000% due 9/1/23	503,750
95,000	B	International Wire Group Holdings Inc., Secured Notes, 8.500% due 10/15/17(a)	94,644
250,000	B	Radio Systems Corp., Secured Notes, 8.375% due 11/1/19(a)(b)	263,125
300,000	BB+	Sanmina Corp., Senior Secured Notes, 4.375% due 6/1/19(a)	306,750
300,000	BB-	WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21	309,000

		Total Electronic Equipment, Instruments & Components	2,143,519

Energy Equipment & Services - 1.0%
345,000	BBB-	Access Midstream Partners LP, Senior Unsecured Notes, 4.875% due 3/15/24	312,517
		CGG SA, Company Guaranteed Notes:
520,000	CCC	6.500% due 6/1/21	223,600
200,000	CCC	6.875% due 1/15/22	86,000
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
310,000	BB-	5.000% due 1/15/18	317,750
130,000	BB-	6.625% due 10/1/20	133,250
1,060,000	BB-	6.875% due 2/1/21	1,078,550
326,000	BB-	6.375% due 8/1/22	325,185
490,000	BB-	5.250% due 5/1/23	463,050

		Total Energy Equipment & Services	2,939,902

Food Products - 1.5%
440,000	CCC+	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 5/1/19(a)	436,700
		JBS USA LLC/JBS USA Finance Inc.:
440,000	BB+	Company Guaranteed Notes, 7.250% due 6/1/21(a)	455,400
990,000	BB+	Senior Unsecured Notes, 5.875% due 7/15/24(a)	977,625
		Kraft Heinz Foods Co.:
170,000	BBB-	Company Guaranteed Notes, 7.125% due 8/1/39(a)	225,354
132,000	BBB-	Secured Notes, 4.875% due 2/15/25(a)	144,311
430,000	BB+	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.750% due 3/15/25(a)	435,646
2,085,000	CCC+	Simmons Foods Inc., Secured Notes, 7.875% due 10/1/21(a)(b)	1,902,562

		Total Food Products	4,577,598

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Health Care Equipment & Supplies - 1.4%
$ 200,000	B-	ConvaTec Finance International SA, Company Guaranteed Notes, 8.250% (8.250% cash or 9.000% PIK) due 1/15/19(a)(d)	$200,250
		DJO Finance LLC/DJO Finance Corp., Secured Notes:
80,000	CCC	10.750% due 4/15/20(a)	65,000
900,000	CCC+	8.125% due 6/15/21(a)	812,250
260,000	B-	Greatbatch Ltd., Company Guaranteed Notes, 9.125% due 11/1/23(a)	262,600
290,000	CCC+	Immucor Inc., Company Guaranteed Notes, 11.125% due 8/15/19	265,350
1,070,000	B-	Kinetic Concepts Inc./KCI USA Inc., Secured Notes, 10.500% due 11/1/18	1,072,675
80,000	B	Mallinckrodt International Finance SA, Company Guaranteed Notes, 3.500% due 4/15/18	78,200
		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Company Guaranteed Notes:
40,000	BB-	5.750% due 8/1/22(a)	38,000
420,000	BB-	5.625% due 10/15/23(a)	396,900
50,000	BB-	5.500% due 4/15/25(a)	45,375
1,090,000	B-	Universal Hospital Services Inc., Secured Notes, 7.625% due 8/15/20	1,023,237

		Total Health Care Equipment & Supplies	4,259,837

Health Care Providers & Services - 4.8%
		Acadia Healthcare Co., Inc., Company Guaranteed Notes:
695,000	B	5.125% due 7/1/22	701,950
106,000	B	5.625% due 2/15/23	108,253
680,000	B-	Amsurg Corp., Company Guaranteed Notes, 5.625% due 7/15/22	692,750
		Centene Corp., Senior Unsecured Notes:
440,000	BB	5.625% due 2/15/21(a)	458,700
1,070,000	BB	6.125% due 2/15/24(a)	1,129,524
		CHS/Community Health Systems Inc., Senior Secured Notes:
25,000	BB	5.125% due 8/15/18	25,496
945,000	BB	5.125% due 8/1/21	948,544
		DaVita HealthCare Partners Inc., Company Guaranteed Notes:
300,000	B+	5.125% due 7/15/24	304,612
100,000	B+	5.000% due 5/1/25	99,375
		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes:
810,000	BB+	5.875% due 1/31/22(a)	895,050
300,000	BB+	4.750% due 10/15/24(a)	313,125
		HCA Inc.:
		Company Guaranteed Notes:
495,000	B+	7.500% due 2/15/22	562,443
915,000	B+	5.375% due 2/1/25	929,869
60,000	B+	7.690% due 6/15/25	65,250
350,000	B+	5.875% due 2/15/26	363,125
		Senior Secured Notes:
580,000	BBB-	4.750% due 5/1/23	593,050
450,000	BBB-	5.000% due 3/15/24	462,938
810,000	BBB-	5.250% due 4/15/25	836,325
160,000	BBB-	5.250% due 6/15/26	164,800
		HealthSouth Corp., Company Guaranteed Notes:
290,000	B+	5.125% due 3/15/23	284,200
750,000	B+	5.750% due 9/15/25	761,250
510,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.375% due 5/15/19	492,150
640,000	B-	MPH Acquisition Holdings LLC, Senior Unsecured Notes, 7.125% due 6/1/24(a)	659,200
970,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	938,475
		Tenet Healthcare Corp., Senior Unsecured Notes:
1,815,000	CCC+	8.125% due 4/1/22	1,835,419
60,000	CCC+	6.750% due 6/15/23	56,625

		Total Health Care Providers & Services	14,682,498

Hotels, Restaurants & Leisure - 5.9%
		1011778 BC ULC/New Red Finance Inc.:
410,000	B-	Secured Notes, 6.000% due 4/1/22(a)	425,887
446,000	B+	Senior Secured Notes, 4.625% due 1/15/22(a)	456,593

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Hotels, Restaurants & Leisure - 5.9% - (continued)
$ 220,000	B	AMC Entertainment Inc., Company Guaranteed Notes, 5.750% due 6/15/25	$219,450
151,546	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% (0.000% cash or 14.000% PIK) due 2/9/18(a)(b)(d)(h)	151,546
		Boyd Gaming Corp., Company Guaranteed Notes:
710,000	B-	9.000% due 7/1/20	744,762
630,000	B-	6.375% due 4/1/26(a)	652,050
560,000	BB+	Brunswick Corp., Company Guaranteed Notes, 4.625% due 5/15/21(a)	564,200
		Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.:
110,000	CCC-	Secured Notes, 11.000% due 10/1/21	105,875
800,000	CCC+	Senior Secured Notes, 8.000% due 10/1/20	810,000
700,000	B-	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22	760,375
160,000	CCC+	CEC Entertainment Inc., Company Guaranteed Notes, 8.000% due 2/15/22	151,600
550,000	BB	Churchill Downs Inc., Company Guaranteed Notes, 5.375% due 12/15/21(a)	569,250
490,000	B-	Eldorado Resorts Inc., Company Guaranteed Notes, 7.000% due 8/1/23	514,500
		GLP Capital LP / GLP Financing II Inc., Company Guaranteed Notes:
200,000	BB+	4.875% due 11/1/20	210,250
630,000	BB+	5.375% due 4/15/26	658,350
170,000	B-	Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes, 8.875% due 3/15/19(a)	178,925
840,000	BB	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21	870,705
160,000	CCC+	Landry’s Holdings II Inc., Senior Unsecured Notes, 10.250% due 1/1/18(a)	162,000
565,000	B-	Landry’s Inc., Company Guaranteed Notes, 9.375% due 5/1/20(a)	593,956
		MGM Resorts International, Company Guaranteed Notes:
1,125,000	B+	6.625% due 12/15/21	1,219,219
1,150,000	B+	7.750% due 3/15/22	1,298,062
350,000	B+	6.000% due 3/15/23	366,625
660,000	B+	MGP Escrow Issuer LLC, Company Guaranteed Notes, 5.625% due 5/1/24(a)	694,650
		NCL Corp., Ltd., Senior Unsecured Notes:
750,000	BB	5.250% due 11/15/19(a)	768,750
140,000	BB	4.625% due 11/15/20(a)	143,500
817,593	NR	New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes, 10.625% (0.000% cash or 10.625% PIK) due 5/1/19(a)(d)	543,700
835,000	CCC	PF Chang’s China Bistro Inc., Company Guaranteed Notes, 10.250% due 6/30/20(a)(b)	780,725
90,000	BB-	Pinnacle Entertainment Inc., Senior Unsecured Notes, 5.625% due 5/1/24(a)	88,200
675,000	B-	Regal Entertainment Group, Senior Unsecured Notes, 5.750% due 3/15/22	698,625
500,000	B-	Scientific Games Corp., Company Guaranteed Notes, 8.125% due 9/15/18	487,500
		Scientific Games International Inc.:
625,000	B	Company Guaranteed Notes, 10.000% due 12/1/22	509,375
460,000	BB-	Senior Secured Notes, 7.000% due 1/1/22(a)	466,900
580,000	BB+	Speedway Motorsports Inc., Company Guaranteed Notes, 5.125% due 2/1/23	594,500
430,000	B	Viking Cruises Ltd., Senior Unsecured Notes, 6.250% due 5/15/25(a)	340,775

		Total Hotels, Restaurants & Leisure	17,801,380

Household Durables - 1.9%
140,000	CCC+	Beazer Homes USA Inc., Company Guaranteed Notes, 9.125% due 5/15/19(c)	137,550
		CalAtlantic Group Inc., Company Guaranteed Notes:
350,000	BB	6.250% due 12/15/21	376,688
155,000	BB	5.250% due 6/1/26	153,353
530,000	BB	Lennar Corp., Company Guaranteed Notes, 4.875% due 12/15/23	526,025
		PulteGroup Inc., Company Guaranteed Notes:
30,000	BB+	4.250% due 3/1/21	30,788
350,000	BB+	5.500% due 3/1/26	358,533
610,000	CCC+	Serta Simmons Bedding LLC, Senior Unsecured Notes, 8.125% due 10/1/20(a)	646,600
		Shea Homes LP/Shea Homes Funding Corp., Company Guaranteed Notes:
170,000	B+	5.875% due 4/1/23(a)	171,700
430,000	B+	6.125% due 4/1/25(a)	432,150

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Household Durables - 1.9% - (continued)
$ 1,165,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(a)	$1,173,737
		Toll Brothers Finance Corp., Company Guaranteed Notes:
60,000	BB+	4.000% due 12/31/18	62,400
60,000	BB+	6.750% due 11/1/19	67,800
		William Lyon Homes Inc., Company Guaranteed Notes:
500,000	B-	5.750% due 4/15/19	496,250
925,000	B-	8.500% due 11/15/20	966,625
60,000	B-	7.000% due 8/15/22	59,850

		Total Household Durables	5,660,049

Household Products - 2.1%
650,000	B+	Brookfield Residential Properties Inc., Company Guaranteed Notes, 6.375% due 5/15/25(a)	596,375
540,000	BB-	Central Garden & Pet Co., Company Guaranteed Notes, 6.125% due 11/15/23	562,950
400,000	B-	Century Intermediate Holding Co. 2, Senior Unsecured Notes, 9.750% (0.000% cash or 9.750% PIK) due 2/15/19(a)(d)	406,500
100,000	CCC	Kronos Acquisition Holdings Inc., Senior Unsecured Notes, 9.000% due 8/15/23(a)	97,250
1,845,000	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	1,907,269
		Spectrum Brands Inc., Company Guaranteed Notes:
780,000	B	6.625% due 11/15/22	835,091
220,000	B	6.125% due 12/15/24	233,750
1,253,000	B	5.750% due 7/15/25	1,315,650
530,000	CCC	Sun Products Corp. (The), Senior Unsecured Notes, 7.750% due 3/15/21(a)	515,425

		Total Household Products	6,470,260

Independent Power and Renewable Electricity Producers - 1.2%
		AES Corp., Senior Unsecured Notes:
650,000	BB	4.875% due 5/15/23	645,125
40,000	BB	5.500% due 3/15/24	40,588
110,000	BB	5.500% due 4/15/25	109,725
		NRG Energy Inc.:
		Company Guaranteed Notes:
115,000	BB-	7.625% due 1/15/18	124,488
415,000	BB-	8.250% due 9/1/20	432,119
600,000	BB-	7.875% due 5/15/21	625,500
545,000	BB-	6.250% due 7/15/22	538,017
550,000	BB-	7.250% due 5/15/26(a)	549,312
470,000	B+	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	488,800

		Total Independent Power and Renewable Electricity Producers	3,553,674

Industrial Conglomerates - 0.6%
		American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes:
370,000	BB	5.625% due 4/15/21(a)	385,725
250,000	BB	5.750% due 12/15/23(a)	260,625
		HD Supply Inc., Company Guaranteed Notes:
445,000	B	7.500% due 7/15/20	470,587
520,000	B	5.750% due 4/15/24(a)	542,100
150,000	BB-	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 6/1/24(a)	152,250

		Total Industrial Conglomerates	1,811,287

Insurance - 0.8%
		CNO Financial Group Inc., Senior Unsecured Notes:
90,000	BB+	4.500% due 5/30/20	93,150
770,000	BB+	5.250% due 5/30/25	796,950
500,000	BB-	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	502,500
		Genworth Holdings Inc., Company Guaranteed Notes:
250,000	B	7.700% due 6/15/20	221,250
500,000	B	4.900% due 8/15/23	368,750
585,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.875% due 10/1/21(a)	574,762

		Total Insurance	2,557,362

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Internet Software & Services - 2.0%
$ 490,000	CCC+	Ancestry.com Holdings LLC, Senior Unsecured Notes, 9.625% (9.625% cash or 10.375% PIK) due 10/15/18(a)(d)	$501,025
70,000	CCC+	Ancestry.com Inc., Company Guaranteed Notes, 11.000% due 12/15/20	75,950
700,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	707,000
650,000	B+	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 6.375% due 11/15/22	692,250
		EarthLink Holdings Corp.:
653,000	CCC+	Company Guaranteed Notes, 8.875% due 5/15/19	670,957
555,000	B+	Senior Secured Notes, 7.375% due 6/1/20	586,219
		Equinix Inc., Senior Unsecured Notes:
495,000	BB	5.375% due 4/1/23	511,706
750,000	BB	5.875% due 1/15/26	783,750
		Match Group Inc., Senior Unsecured Notes:
555,000	BB-	6.750% due 12/15/22(a)	577,200
240,000	BB-	6.375% due 6/1/24(a)	245,400
		Netflix Inc., Senior Unsecured Notes:
500,000	B+	5.750% due 3/1/24	525,000
300,000	B+	5.875% due 2/15/25	315,750

		Total Internet Software & Services	6,192,207

Leisure Products - 0.1%
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	225,600

Machinery - 0.2%
630,000	CCC+	DH Services Luxembourg Sarl, Company Guaranteed Notes, 7.750% due 12/15/20(a)	623,700

Media - 7.9%
		Altice Financing SA, Senior Secured Notes:
540,000	BB-	6.625% due 2/15/23(a)	542,025
370,000	BB-	7.500% due 5/15/26(a)	370,000
705,000	B	Altice Luxembourg SA, Company Guaranteed Notes, 7.625% due 2/15/25(a)	698,831
625,000	BB	AMC Networks Inc., Company Guaranteed Notes, 4.750% due 12/15/22	628,125
160,000	BB	Carmike Cinemas Inc., Secured Notes, 6.000% due 6/15/23(a)	169,600
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
140,000	BB+	5.125% due 2/15/23	142,800
780,000	BB+	5.875% due 4/1/24(a)	815,100
530,000	BB+	5.750% due 2/15/26(a)	544,575
500,000	B-	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.375% due 9/15/20(a)	510,880
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
720,000	BBB	4.908% due 7/23/25(a)	771,522
220,000	BBB	6.484% due 10/23/45(a)	253,518
1,145,000	B-	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 7.625% due 3/15/20	1,101,725
780,000	BB	CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21	803,790
		DISH DBS Corp., Company Guaranteed Notes:
630,000	BB-	7.875% due 9/1/19	696,937
270,000	BB-	5.125% due 5/1/20	274,388
730,000	BB-	6.750% due 6/1/21	757,959
1,000,000	BB-	5.875% due 7/15/22	970,000
50,000	BB-	5.875% due 11/15/24	46,463
500,000	CCC+	Gibson Brands Inc., Senior Secured Notes, 8.875% due 8/1/18(a)	266,250
885,000	B	Gray Television Inc., Company Guaranteed Notes, 7.500% due 10/1/20	932,569
		iHeartCommunications Inc.:
313,100	CC	Company Guaranteed Notes, 14.000% (12.000% cash or 2.000% PIK) due 2/1/21(d)	124,457
1,010,000	CCC	Senior Secured Notes, 9.000% due 12/15/19	796,638
260,000	CC	Senior Unsecured Notes, 10.000% due 1/15/18	143,650
245,000	BB-	Lamar Media Corp., Company Guaranteed Notes, 5.750% due 2/1/26(a)	258,475
480,991	CC	LBI Media Inc., Secured Notes, 13.500% (4.250% cash or 9.250% PIK) due 4/15/20(a)(b)(d)	436,499
705,000	B-	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	705,000
570,000	B+	Media General Financing, Company Guaranteed Notes, 5.875% due 11/15/22	579,262

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Media - 7.9% - (continued)
$ 30,000	CCC+	MHGE Parent LLC/MHGE Parent Finance Inc., Senior Unsecured Notes, 8.500% due 8/1/19(a)	$30,450
660,000	B	Midcontinent Communications & Midcontinent Finance Corp., Company Guaranteed Notes, 6.250% due 8/1/21(a)	686,400
1,210,000	BB-	Neptune Finco Corp., Senior Unsecured Notes, 6.625% due 10/15/25(a)	1,295,317
935,000	BB-	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.875% due 11/15/20(c)	981,750
		Numericable-SFR SAS, Senior Secured Notes:
230,000	B+	6.000% due 5/15/22(a)	229,827
1,110,000	B+	6.250% due 5/15/24(a)	1,083,638
1,040,000	B+	7.375% due 5/1/26(a)	1,050,400
130,000	BB-	Outfront Media Capital LLC/Outfront Media Capital Corp., Company Guaranteed Notes, 5.250% due 2/15/22	132,600
		Radio One Inc.:
1,480,000	CCC	Company Guaranteed Notes, 9.250% due 2/15/20(a)(b)	1,287,600
710,000	B	Senior Secured Notes, 7.375% due 4/15/22(a)	681,600
290,000	B+	Sinclair Television Group Inc., Company Guaranteed Notes, 5.625% due 8/1/24(a)	298,337
465,000	BB-	Time Inc., Company Guaranteed Notes, 5.750% due 4/15/22(a)	444,366
300,000	BBB	Time Warner Cable Inc., Company Guaranteed Notes, 7.300% due 7/1/38	362,292
900,000	B+	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	895,500
340,000	BBB-	Viacom Inc., Senior Unsecured Notes, 4.375% due 3/15/43	260,950

		Total Media	24,062,065

Metals & Mining - 2.0%
		Alcoa Inc., Senior Unsecured Notes:
20,000	BBB-	5.125% due 10/1/24	19,394
740,000	BBB-	5.950% due 2/1/37	654,909
360,000	BB	Anglo American Capital PLC, Company Guaranteed Notes, 4.875% due 5/14/25(a)	331,200
		ArcelorMittal, Senior Unsecured Notes:
500,000	BB	7.250% due 2/25/22(c)	525,000
200,000	BB	6.125% due 6/1/25	196,000
250,000	B-	Barminco Finance Pty Ltd., Company Guaranteed Notes, 9.000% due 6/1/18(a)	196,875
365,000	B+	Coeur Mining Inc., Company Guaranteed Notes, 7.875% due 2/1/21	338,622
770,000	BB+	FMG Resources August 2006 Pty Ltd., Senior Secured Notes, 9.750% due 3/1/22(a)	823,900
		Freeport-McMoRan Inc., Company Guaranteed Notes:
855,000	BB	3.100% due 3/15/20	783,928
260,000	BB	3.550% due 3/1/22	219,050
130,000	BB	3.875% due 3/15/23	107,575
170,000	BB	5.450% due 3/15/43	129,147
200,000	BB-	Global Brass & Copper Inc., Senior Secured Notes, 9.500% due 6/1/19	209,125
190,000	NR	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(b)(i)	14,250
		Mirabela Nickel Ltd.:
287,343	NR	Secured Notes, 9.500% (0.000% cash or 9.500% PIK) due 6/24/19(a)(b)(d)	100,570
1,139	NR	Subordinated Notes, 1.000% due 9/10/44(a)(b)(h)	—
		Teck Resources Ltd., Company Guaranteed Notes:
390,000	B+	3.000% due 3/1/19	375,375
320,000	B1(g)	8.000% due 6/1/21(a)	327,200
300,000	BB-	8.500% due 6/1/24(a)	308,250
280,000	BB-	United States Steel Corp., Senior Secured Notes, 8.375% due 7/1/21(a)	289,800

		Total Metals & Mining	5,950,170

Multiline Retail - 0.4%
		JC Penney Corp., Inc., Company Guaranteed Notes:
770,000	CCC+	7.950% due 4/1/17	795,987
400,000	CCC+	8.125% due 10/1/19	411,000

		Total Multiline Retail	1,206,987

Oil, Gas & Consumable Fuels - 14.5%
		Antero Resources Corp., Company Guaranteed Notes:
495,000	BB	5.375% due 11/1/21	485,100
635,000	BB	5.125% due 12/1/22	611,188

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 14.5% - (continued)
		Berry Petroleum Co. LLC, Senior Unsecured Notes:
$ 310,000	NR	6.750% due 11/1/20(i)	$75,950
790,000	NR	6.375% due 9/15/22(i)	193,550
980,000	B-	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	886,900
		California Resources Corp., Company Guaranteed Notes:
30,000	CCC+	5.500% due 9/15/21	16,350
100,000	CCC+	6.000% due 11/15/24	54,375
		Calumet Specialty Products Partners LP/Calumet Finance Corp.:
280,000	CCC+	Company Guaranteed Notes, 7.625% due 1/15/22	186,900
290,000	B+	Senior Secured Notes, 11.500% due 1/15/21(a)	316,100
		Carrizo Oil & Gas Inc., Company Guaranteed Notes:
920,000	B+	7.500% due 9/15/20	926,900
430,000	B+	6.250% due 4/15/23	422,475
		Chesapeake Energy Corp., Company Guaranteed Notes:
20,000	CC	3.878% due 4/15/19(e)	14,787
320,000	CC	6.875% due 11/15/20	211,200
560,000	CC	6.125% due 2/15/21	355,600
10,000	CC	5.375% due 6/15/21	6,275
120,000	CC	4.875% due 4/15/22	72,600
1,210,000	CC	5.750% due 3/15/23	744,150
470,000	B+	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Company Guaranteed Notes, 6.375% due 3/15/24	164,500
		Concho Resources Inc., Company Guaranteed Notes:
100,000	BB+	6.500% due 1/15/22	103,750
340,000	BB+	5.500% due 4/1/23	341,700
		Continental Resources Inc., Company Guaranteed Notes:
710,000	BB+	5.000% due 9/15/22	674,500
60,000	BB+	4.500% due 4/15/23	54,938
760,000	BB+	4.900% due 6/1/44	628,900
		Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes:
80,000	BB-	6.000% due 12/15/20	78,000
430,000	BB-	6.125% due 3/1/22	408,371
270,000	BB-	6.250% due 4/1/23(a)	253,800
350,000	B+	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 7.750% due 2/15/23(a)	366,625
		DCP Midstream LLC:
915,000	B+	Junior Subordinated Notes, 5.850% due 5/21/43(a)(b)(e)	626,775
		Senior Unsecured Notes:
345,000	BB	9.750% due 3/15/19(a)	368,719
115,000	BB	5.350% due 3/15/20(a)(b)	110,982
200,000	BB	4.750% due 9/30/21(a)(b)	185,500
		DCP Midstream Operating LP, Company Guaranteed Notes:
290,000	BB	4.950% due 4/1/22	279,125
345,000	BB	3.875% due 3/15/23(b)	307,912
		Ecopetrol SA, Senior Unsecured Notes:
54,000	BBB	5.875% due 9/18/23	54,186
10,000	BBB	4.125% due 1/16/25	8,788
330,000	CCC+	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 7.000% due 8/15/21(a)	323,400
		Ensco PLC, Senior Unsecured Notes:
60,000	BBB	4.700% due 3/15/21	47,175
70,000	BBB	5.200% due 3/15/25	46,603
850,000	BBB	5.750% due 10/1/44	496,187
		EP Energy LLC/Everest Acquisition Finance Inc., Company Guaranteed Notes:
450,000	CCC+	9.375% due 5/1/20	291,375
340,000	CCC+	6.375% due 6/15/23	175,100

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 14.5% - (continued)
$ 210,000	CCC+	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	$112,350
		Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Company Guaranteed Notes:
390,000	BB	6.125% due 6/15/19	386,100
110,000	BB	6.750% due 2/1/22	103,675
1,420,000	BB	6.875% due 2/15/23	1,327,700
340,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 6.000% due 5/15/23	314,500
		Gulfport Energy Corp., Company Guaranteed Notes:
230,000	B+	7.750% due 11/1/20	234,600
425,000	B+	6.625% due 5/1/23	419,688
350,000	CCC+	Halcon Resources Corp., Secured Notes, 8.625% due 2/1/20(a)(c)	332,063
10,000	BBB-	Kinder Morgan Inc., Company Guaranteed Notes, 7.800% due 8/1/31	10,782
190,000	B-	Laredo Petroleum Inc., Company Guaranteed Notes, 7.375% due 5/1/22(c)	192,138
940,000	NR	Magnum Hunter Resources Corp., Company Guaranteed Notes, (Restricted), 9.750% due 5/15/20(b)(i)	240,875
		MEG Energy Corp., Company Guaranteed Notes:
30,000	BB-	6.500% due 3/15/21(a)	23,775
360,000	BB-	6.375% due 1/30/23(a)	277,200
310,000	BB-	7.000% due 3/31/24(a)	240,250
715,000	B	Memorial Resource Development Corp., Company Guaranteed Notes, 5.875% due 7/1/22	714,106
210,000	NR	Milagro Oil & Gas Inc., Secured Notes, 10.500% due 5/15/16(b)(i)	71,400
		MPLX LP, Company Guaranteed Notes:
495,000	BBB-	5.500% due 2/15/23(a)	487,313
1,015,000	BBB-	4.500% due 7/15/23(a)	963,170
190,000	BBB-	4.875% due 12/1/24(a)	179,942
850,000	BBB-	4.875% due 6/1/25(a)	807,270
280,000	BB+	Murphy Oil USA Inc., Company Guaranteed Notes, 6.000% due 8/15/23	291,900
830,000	D	Murray Energy Corp., Secured Notes, 11.250% due 4/15/21(a)	161,850
130,000	B	Natural Resource Partners LP/NRP Finance Corp., Senior Unsecured Notes, 9.125% due 10/1/18	89,050
230,000	BB+	Newfield Exploration Co., Senior Unsecured Notes, 5.375% due 1/1/26	225,471
		NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes:
230,000	BB-	5.125% due 7/15/19	208,150
400,000	BB-	6.875% due 10/15/21	346,000
		NGPL PipeCo LLC, Senior Secured Notes:
780,000	BB-	7.119% due 12/15/17(a)	819,975
1,145,000	BB-	7.768% due 12/15/37(a)	1,130,687
		Oasis Petroleum Inc., Company Guaranteed Notes:
400,000	B+	6.500% due 11/1/21	363,000
590,000	B+	6.875% due 3/15/22(c)	545,750
900,000	B+	6.875% due 1/15/23(c)	816,750
200,000	B	Pacific Drilling V Ltd., Senior Secured Notes, 7.250% due 12/1/17(a)	84,000
		Parsley Energy LLC/Parsley Finance Corp.:
130,000	B-	Company Guaranteed Notes, 6.250% due 6/1/24(a)	132,925
100,000	B-	Senior Unsecured Notes, 7.500% due 2/15/22(a)	106,125
600,000	BBB-	PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes, 7.000% due 11/15/23(a)	574,500
200,000	B+	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	153,800
390,000	BBB	Pride International Inc., Company Guaranteed Notes, 7.875% due 8/15/40	267,442
		QEP Resources Inc., Senior Unsecured Notes:
120,000	BB+	6.875% due 3/1/21	121,200
640,000	BB+	5.250% due 5/1/23	592,000
450,000	BB+	Range Resources Corp., Company Guaranteed Notes, 4.875% due 5/15/25	427,500
70,000	BBB-	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.500% due 7/15/21	72,079
		Rice Energy Inc., Company Guaranteed Notes:
890,000	B-	6.250% due 5/1/22	881,100
150,000	B-	7.250% due 5/1/23	152,250
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
370,000	BB+	6.850% due 7/15/18(a)	386,650

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 14.5% - (continued)
$ 665,000	BB+	5.625% due 4/15/20(a)	$679,962
300,000	BB+	7.500% due 7/15/38(a)	309,000
1,575,000	BB+	6.875% due 4/15/40(a)(b)	1,543,500
380,000	B	Rose Rock Midstream LP/Rose Rock Finance Corp., Company Guaranteed Notes, 5.625% due 11/15/23	317,300
480,000	B+	RSP Permian Inc., Company Guaranteed Notes, 6.625% due 10/1/22	498,000
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
890,000	BB+	5.625% due 2/1/21	913,362
725,000	BB+	6.250% due 3/15/22	744,938
370,000	BB+	5.625% due 4/15/23	375,550
510,000	BB+	5.750% due 5/15/24	515,100
		Sanchez Energy Corp., Company Guaranteed Notes:
590,000	B-	7.750% due 6/15/21(c)	454,300
1,165,000	B-	6.125% due 1/15/23	844,625
385,000	BB	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	348,906
240,000	B+	Shelf Drilling Holdings Ltd., Secured Notes, 8.625% due 11/1/18(a)	178,200
		SM Energy Co., Senior Unsecured Notes:
40,000	B+	6.125% due 11/15/22	36,800
200,000	B+	5.000% due 1/15/24	172,022
580,000	B+	5.625% due 6/1/25	501,700
400,000	BBB-	Southern Natural Gas Co. LLC, Company Guaranteed Notes, 8.000% due 3/1/32	433,390
635,000	BB+	Southwestern Energy Co., Senior Unsecured Notes, 7.500% due 2/1/18	641,350
		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Company Guaranteed Notes:
10,000	B	7.500% due 7/1/21	9,325
520,000	B	5.500% due 8/15/22	429,000
645,000	BB-	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 5.500% due 8/1/20(a)	640,969
470,000	B-	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	455,900
		Tesoro Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes:
100,000	BB	5.500% due 10/15/19	104,500
50,000	BB	6.125% due 10/15/21	51,875
140,000	BB	6.375% due 5/1/24	144,900
575,000	B	Western Refining Inc., Company Guaranteed Notes, 6.250% due 4/1/21	521,813
		Whiting Petroleum Corp., Company Guaranteed Notes:
440,000	B-	6.500% due 10/1/18	409,200
120,000	B	5.750% due 3/15/21(c)	102,300
690,000	B	6.250% due 4/1/23	572,700
		Williams Cos., Inc. (The), Senior Unsecured Notes:
130,000	BB	3.700% due 1/15/23	110,175
450,000	BB	7.500% due 1/15/31	444,375
660,000	BB	5.750% due 6/24/44	541,200
		WPX Energy Inc., Senior Unsecured Notes:
1,325,000	B	6.000% due 1/15/22	1,199,125
260,000	B	8.250% due 8/1/23	255,450

		Total Oil, Gas & Consumable Fuels	43,867,174

Paper & Forest Products - 0.0%
150,000	BB-	Resolute Forest Products Inc., Company Guaranteed Notes, 5.875% due 5/15/23	111,938

Personal Products - 0.4%
1,260,000	B	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21	1,266,300

Pharmaceuticals - 2.0%
690,000	CCC-	BioScrip Inc., Company Guaranteed Notes, 8.875% due 2/15/21	586,500
420,000	CCC+	DPx Holdings BV, Senior Unsecured Notes, 7.500% due 2/1/22(a)	432,075
		Endo Ltd./Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes:
200,000	B	6.000% due 7/15/23(a)	176,082
700,000	B	6.000% due 2/1/25(a)	610,750
320,000	B+	Grifols Worldwide Operations Ltd., Company Guaranteed Notes, 5.250% due 4/1/22(a)	328,800
		Valeant Pharmaceuticals International Inc., Company Guaranteed Notes:
270,000	B-	5.375% due 3/15/20(a)	239,625

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Pharmaceuticals - 2.0% - (continued)
$ 170,000	B-	7.000% due 10/1/20(a)	$154,275
1,065,000	B-	6.375% due 10/15/20(a)	953,175
700,000	B-	7.500% due 7/15/21(a)	637,000
740,000	B-	5.625% due 12/1/21(a)	629,000
950,000	B-	5.500% due 3/1/23(a)	793,250
480,000	B-	6.125% due 4/15/25(a)	402,600

		Total Pharmaceuticals	5,943,132

Real Estate Investment Trusts (REITs) - 2.0%
330,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 6.875% due 2/15/21(a)	292,875
230,000	B-	Communications Sales & Leasing Inc./CSL Capital LLC, Company Guaranteed Notes, 8.250% due 10/15/23	217,925
1,000,000	BB+	Corrections Corp. of America, Company Guaranteed Notes, 5.000% due 10/15/22	1,055,000
610,000	BB-	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.875% due 6/1/21	620,675
360,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	351,000
875,000	B+	FelCor Lodging LP, Senior Secured Notes, 5.625% due 3/1/23	896,875
860,000	BB-	Iron Mountain Inc., Company Guaranteed Notes, 6.000% due 10/1/20(a)	909,450
600,000	B	Isle of Capri Casinos Inc., Company Guaranteed Notes, 8.875% due 6/15/20	629,250
		iStar Inc., Senior Unsecured Notes:
410,000	B+	9.000% due 6/1/17	431,012
655,000	B+	5.000% due 7/1/19	625,525
140,000	BBB-	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 6.375% due 3/1/24	150,500

		Total Real Estate Investment Trusts (REITs)	6,180,087

Real Estate Management & Development - 0.6%
850,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 8.250% due 12/1/22(a)	888,250
785,000	B	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 12/1/21(a)	816,400

		Total Real Estate Management & Development	1,704,650

Semiconductors & Semiconductor Equipment - 0.4%
		Micron Technology Inc., Senior Unsecured Notes:
255,000	BB	5.875% due 2/15/22	233,325
335,000	BB	5.250% due 8/1/23(a)	285,587
400,000	BB	5.500% due 2/1/25	337,000
475,000	BB+	Qorvo Inc., Company Guaranteed Notes, 6.750% due 12/1/23(a)	490,438

		Total Semiconductors & Semiconductor Equipment	1,346,350

Software - 1.5%
370,000	BBB-	Activision Blizzard Inc., Company Guaranteed Notes, 6.125% due 9/15/23(a)	404,688
		First Data Corp.:
1,560,000	B	Company Guaranteed Notes, 7.000% due 12/1/23(a)	1,587,300
480,000	B	Secured Notes, 5.750% due 1/15/24(a)	481,800
725,000	BB	Senior Secured Notes, 5.000% due 1/15/24(a)	727,262
440,000	CCC+	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Secured Notes, 9.250% due 1/15/18	431,750
910,000	BB-	Nuance Communications Inc., Company Guaranteed Notes, 5.375% due 8/15/20(a)	929,337

		Total Software	4,562,137

Specialty Retail - 2.0%
360,000	BB	CST Brands Inc., Company Guaranteed Notes, 5.000% due 5/1/23	361,800
1,350,000	BB-	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23(a)	1,432,687
		GameStop Corp., Company Guaranteed Notes:
270,000	BB+	5.500% due 10/1/19(a)	263,587
250,000	BB+	6.750% due 3/15/21(a)	245,000
		Guitar Center Inc.:
780,000	CCC	Company Guaranteed Notes, 9.625% due 4/15/20(a)	569,400
80,000	B-	Senior Secured Notes, 6.500% due 4/15/19(a)	71,400

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Specialty Retail - 2.0% - (continued)
		L Brands Inc.:
		Company Guaranteed Notes:
$ 200,000	BB+	7.000% due 5/1/20	$227,000
420,000	BB+	6.625% due 4/1/21	469,875
360,000	BB+	6.875% due 11/1/35	381,600
220,000	BB-	Senior Unsecured Notes, 6.950% due 3/1/33	222,750
		Neiman Marcus Group Ltd. LLC, Company Guaranteed Notes:
250,000	CCC	8.000% due 10/15/21(a)	190,000
580,000	CCC	8.750% (8.750% cash or 9.500% PIK) due 10/15/21(a)(d)	410,350
715,000	B-	PetSmart Inc., Senior Unsecured Notes, 7.125% due 3/15/23(a)	725,725
330,000	BB+	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 5.625% due 12/1/25	346,913

		Total Specialty Retail	5,918,087

Technology Hardware, Storage & Peripherals - 1.1%
		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes:
200,000	BBB-	6.020% due 6/15/26(a)	202,548
995,000	BBB-	8.100% due 7/15/36(a)	1,020,521
		Western Digital Corp.:
1,180,000	BB+	Company Guaranteed Notes, 10.500% due 4/1/24(a)	1,224,250
960,000	BBB-	Senior Secured Notes, 7.375% due 4/1/23(a)	1,000,800

		Total Technology Hardware, Storage & Peripherals	3,448,119

Textiles, Apparel & Luxury Goods - 0.5%
110,000	CCC	Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes, 11.375% due 2/1/17(a)	108,350
		Hanesbrands Inc., Company Guaranteed Notes:
140,000	BB	4.625% due 5/15/24(a)	140,700
130,000	BB	4.875% due 5/15/26(a)	130,812
500,000	BBu	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	503,125
710,000	BB+	William Carter Co. (The), Company Guaranteed Notes, 5.250% due 8/15/21	738,400

		Total Textiles, Apparel & Luxury Goods	1,621,387

Tobacco - 0.2%
835,000	CCC	Alliance One International Inc., Secured Notes, 9.875% due 7/15/21	735,844

Transportation Infrastructure - 2.5%
505,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 7.625% due 4/15/20	574,753
945,000	CCC+	Con-Way Inc., Senior Unsecured Notes, 7.250% due 1/15/18	970,988
260,000	B	CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes, 8.250% due 12/15/19(a)	252,200
460,000	B+	Eletson Holdings Inc., Senior Secured Notes, 9.625% due 1/15/22(a)(b)	363,400
670,000	B+	Flexi-Van Leasing Inc., Company Guaranteed Notes, 7.875% due 8/15/18(a)	659,950
560,000	B	Florida East Coast Holdings Corp., Senior Secured Notes, 6.750% due 5/1/19(a)	560,000
		Fly Leasing Ltd., Senior Unsecured Notes:
335,000	BB	6.750% due 12/15/20	340,025
540,000	BB	6.375% due 10/15/21	531,900
888,000	B-	Gardner Denver Inc., Senior Unsecured Notes, 6.875% due 8/15/21(a)	765,900
740,000	BB-	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.125% due 11/15/21(a)	609,168
370,000	CCC-	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Unsecured Notes, 10.000% (10.000% cash or 10.750% PIK) due 2/15/18(a)(d)	188,700
330,000	D	Ultrapetrol Bahamas Ltd., Senior Secured Notes, 8.875% due 6/15/21(b)	61,050
710,000	B	Watco Cos. LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	710,000
405,000	CCC+	WaveDivision Escrow LLC/WaveDivision Escrow Corp., Senior Unsecured Notes, 8.125% due 9/1/20(a)	419,175
		XPO Logistics Inc.:
350,000	B-	Company Guaranteed Notes, 6.500% due 6/15/22(a)	337,750
180,000	B-	Senior Unsecured Notes, 7.875% due 9/1/19(a)	188,100

		Total Transportation Infrastructure	7,533,059

Wireless Telecommunication Services - 4.1%
		Frontier Communications Corp., Senior Unsecured Notes:
685,000	BB-	8.875% due 9/15/20(a)	730,381
300,000	BB-	9.250% due 7/1/21	315,375

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units †	Rating††	Security	Value
Wireless Telecommunication Services - 4.1% - (continued)
$ 340,000	BB-	10.500% due 9/15/22(a)	$355,300
730,000	BB-	7.625% due 4/15/24	647,875
525,000	BB-	6.875% due 1/15/25	439,031
915,000	BB-	11.000% due 9/15/25(a)	934,444
600,000	B+	GEO Group Inc. (The), Company Guaranteed Notes, 5.125% due 4/1/23	586,500
560,000	CCC-	Oi Brasil Holdings Cooperatief UA, Senior Unsecured Notes, 5.750% due 2/10/22(a)	115,920
1,160,000	B	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	945,400
		Sprint Communications Inc.:
		Company Guaranteed Notes:
2,140,000	BB-	9.000% due 11/15/18(a)	2,284,450
975,000	BB-	7.000% due 3/1/20(a)	1,011,065
		Senior Unsecured Notes:
835,000	B	7.000% due 8/15/20	718,534
1,175,000	B	11.500% due 11/15/21	1,086,875
1,880,000	B	Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	1,532,200
750,000	BB	T-Mobile USA Inc., Company Guaranteed Notes, 6.500% due 1/15/26	795,938

		Total Wireless Telecommunication Services	12,499,288

		TOTAL CORPORATE BONDS & NOTES (Cost - $290,337,797)	284,084,031

SENIOR LOANS - 0.6%
340,000	NR	AP NMT Acquisition BV, (Restricted), 10.000% due 8/13/22	228,225
115,339	NR	FMG Resources August 2006 Pty Ltd., (Restricted), 4.250% due 6/30/19	108,387
311,111	NR	Hercules Offshore Inc., (Restricted), 10.500% due 5/6/20(b)(i)	266,389
277,900	NR	Lantheus Medical Imaging, (Restricted), 7.000% due 6/30/22	248,721
168,678	NR	Murray Energy Corp., (Restricted), 7.500% due 4/16/20	117,062
130,000	NR	Panda Temple Power II, (Restricted), 7.250% due 4/3/19	115,700
316,800	NR	Panda Temple Power LLC, (Restricted), 7.250% due 3/6/22	266,112
370,000	NR	Radnet Inc., (Restricted), 8.000% due 3/25/21	349,650

		TOTAL SENIOR LOANS (Cost - $1,974,295)	1,700,246

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
300,000	NR	Commercial Mortgage Trust, Series 2015-LC21, Class E, 3.250% due 7/10/48(a)	158,791
200,000	NR	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E, 4.618% due 8/15/48(a)(e)	146,355
300,000	NR	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.000% due 5/15/48(a)	148,933

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $522,240)	454,079

Shares/Units
PREFERRED STOCK - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
39,709		GMAC Capital Trust I, 6.411%(e) (Cost - $937,614)	994,512

COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
9,953		Bossier Casino Venture Holdco Inc. (Restricted)*(a)(b)(h)	91,767

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
18,163		DeepOcean Group Holdings AS (Restricted)*(a)(b)(h)	101,059
17,453		Hercules Offshore Inc.*(b)	19,896

		Total Energy Equipment & Services	120,955

		TOTAL ENERGY	120,955

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units		Security	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
559		Jack Cooper Holdings Corp. Class B Shares*(a)(b)(h)	$—

MATERIALS - 0.0%
Metals & Mining - 0.0%
353,070	AUD	Mirabela Nickel Ltd.*(b)(h)	—

		TOTAL COMMON STOCKS (Cost - $1,352,851)	212,722

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $295,124,797)	287,445,590

Face Amount
SHORT-TERM INVESTMENTS(j) - 6.6%
MONEY MARKET FUND - 1.6%
$ 4,915,033		Invesco STIT - Government & Agency Portfolio(k) (Cost - $4,915,033)	4,915,033

TIME DEPOSITS - 5.0%
2,805,919		Banco Santander SA - Frankfurt, 0.150% due 6/1/16	2,805,919
12,281,456		Skandinaviska Enskilda Banken AB - Stockholm, 0.150% due 6/1/16	12,281,456

		TOTAL TIME DEPOSITS (Cost - $15,087,375)	15,087,375

		TOTAL SHORT-TERM INVESTMENTS (Cost - $20,002,408)	20,002,408

		TOTAL INVESTMENTS - 101.4% (Cost - $315,127,205#)	307,447,998

		Liabilities in Excess of Other Assets - (1.4)%	(4,341,474)

		TOTAL NET ASSETS - 100.0%	$303,106,524

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Illiquid security.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2016.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Rating by Moody’s Investors Service. All ratings are unaudited.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Security is currently in default.
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 5.0%.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	— Public Limited Company

See pages 177 - 179 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	92.4%
Senior Loans	0.6
Preferred Stocks	0.3
Collateralized Mortgage Obligations	0.1
Common Stocks	0.1
Short-Term Investments	6.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 39.7%
Australia - 0.3%
900,000	AUD	Queensland Treasury Corp., 4.250% due 7/21/23(a)	$727,815

Brazil - 2.1%
17,200,000	BRL	Brazil Letras do Tesouro Nacional, zero coupon, due 10/1/16	4,547,098

Canada - 4.4%
		Province of Alberta Canada:
900,000	CAD	1.250% due 6/1/20	685,199
900,000	CAD	2.350% due 6/1/25	692,028
		Province of Ontario Canada:
$ 1,000,000		1.000% due 7/22/16	999,983
1,500,000	CAD	4.200% due 6/2/20	1,275,352
3,100,000	CAD	3.150% due 6/2/22	2,575,474
800,000	CAD	2.400% due 6/2/26	619,028
700,000	CAD	3.450% due 6/2/45	580,053
		Province of Quebec Canada:
1,100,000	CAD	3.750% due 9/1/24	952,017
900,000	CAD	5.000% due 12/1/38	905,229

		Total Canada	9,284,363

France - 2.3%
3,100,000	EUR	France Government Bond OAT, 3.250% due 5/25/45	4,911,557

Germany - 2.3%
2,500,000	EUR	Bundesrepublik Deutschland, 4.250% due 7/4/39	4,847,955

Greece - 0.3%
300,000	EUR	Athens Urban Transportation Organisation, 4.851% due 9/19/16(b)	329,711
47,000,000	JPY	Hellenic Republic Government International Bond, 3.800% due 8/8/17	399,026

		Total Greece	728,737

Ireland - 0.7%
1,000,000	EUR	Ireland Government Bond, 5.400% due 3/13/25	1,559,313

Italy - 5.1%
		Italy Buoni Poliennali Del Tesoro:
2,800,000	EUR	5.000% due 3/1/25(a)	4,084,108
2,300,000	EUR	4.750% due 9/1/44(a)	3,720,650
700,000	EUR	3.250% due 9/1/46(a)	898,964
700,000	EUR	2.700% due 3/1/47(a)	804,114
700,000	GBP	Italy Government International Bond, 6.000% due 8/4/28	1,251,590

		Total Italy	10,759,426

Japan - 10.0%
800,000		Japan Finance Organization for Municipalities, 2.125% due 4/13/21(a)(b)	803,594
		Japan Government Thirty Year Bond:
220,000,000	JPY	1.700% due 9/20/44	2,738,821
80,000,000	JPY	1.500% due 12/20/44	957,534
530,000,000	JPY	1.400% due 9/20/45	6,246,652
		Japan Government Twenty Year Bond:
100,000,000	JPY	1.300% due 6/20/35	1,084,667
630,000,000	JPY	1.000% due 12/20/35	6,514,615
280,000,000	JPY	0.400% due 3/20/36	2,602,534
400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(a)(b)	401,609

		Total Japan	21,350,026

New Zealand - 0.1%
300,000	NZD	New Zealand Government Bond, 5.500% due 4/15/23	245,119

Poland - 0.3%
2,700,000	PLN	Poland Government Bond, 3.250% due 7/25/25	701,186

Slovenia - 2.6%
		Slovenia Government International Bond:
500,000		4.750% due 5/10/18	527,920
800,000		4.125% due 2/18/19	843,500
400,000		5.500% due 10/26/22	453,650

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Slovenia - 2.6% - (continued)
$ 2,500,000		5.850% due 5/10/23	$2,885,938
700,000		5.250% due 2/18/24	788,676

		Total Slovenia	5,499,684

South Korea - 0.4%
850,000		Korea Development Bank (The), 4.000% due 9/9/16	856,994

Spain - 4.4%
		Autonomous Community of Catalonia:
600,000	EUR	4.300% due 11/15/16	674,301
200,000	EUR	4.750% due 6/4/18	227,579
500,000	EUR	4.950% due 2/11/20	575,930
500,000	EUR	Autonomous Community of Madrid Spain, 4.125% due 5/21/24	668,276
		Spain Government Bond:
3,550,000	EUR	2.750% due 10/31/24(a)	4,424,062
700,000	EUR	1.950% due 4/30/26(a)	812,699
1,680,000	EUR	2.900% due 10/31/46(a)	1,941,089

		Total Spain	9,323,936

Sweden - 0.5%
7,400,000	SEK	Sweden Government Bond, 4.250% due 3/12/19	1,004,127

United Kingdom - 3.9%
		United Kingdom Gilt:
2,500,000	GBP	3.250% due 1/22/44	4,373,989
2,100,000	GBP	3.500% due 1/22/45	3,850,874

		Total United Kingdom	8,224,863

		TOTAL SOVEREIGN BONDS (Cost - $79,253,098)	84,572,199

CORPORATE BONDS & NOTES - 26.5%
Austria - 0.1%
200,000	EUR	Heta Asset Resolution AG, Senior Unsecured Notes, 0.033% due 12/31/23(b)	192,540

Canada - 0.2%
500,000		Royal Bank of Canada, Covered Notes, 2.300% due 3/22/21	506,138

Denmark - 7.7%
800,000	DKK	Nordea Kredit Realkreditaktieselskab, Covered Notes, 3.000% due 10/1/47	122,422
		Nykredit Realkredit AS, Covered Notes:
46,000,000	DKK	1.000% due 10/1/16	6,918,724
8,932,989	DKK	2.000% due 10/1/37	1,328,564
1,000,000	DKK	2.500% due 10/1/37	153,214
10,261,725	DKK	2.500% due 10/1/47	1,520,040
14,004,577	DKK	3.000% due 10/1/47	2,139,415
		Realkredit Danmark AS, Covered Notes:
13,800,000	DKK	1.000% due 1/1/17	2,081,126
6,800,000	DKK	2.000% due 4/1/17	1,036,015
1,800,000	DKK	2.000% due 10/1/37	268,312
3,427,239	DKK	2.500% due 10/1/37	522,794
1,600,000	DKK	3.000% due 10/1/47	245,203

		Total Denmark	16,335,829

France - 0.8%
1,200,000		Credit Agricole SA, Senior Unsecured Notes, 1.177% due 6/12/17(a)(c)	1,199,993
400,000		Dexia Credit Local SA, Government Liquid Guaranteed Notes, 1.225% due 3/23/18(a)(c)	401,122

		Total France	1,601,115

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Germany - 1.3%
		Landwirtschaftliche Rentenbank, Government Guaranteed Notes:
2,400,000	NZD	4.750% due 3/12/19	$1,711,732
1,200,000	AUD	5.500% due 3/29/22	1,004,945
100,000	AUD	4.250% due 1/24/23	79,117

		Total Germany	2,795,794

Greece - 0.1%
200,000	EUR	Hellenic Railways Organization SA, Government Guaranteed Notes, 4.028% due 3/17/17(b)	213,130

Ireland - 1.3%
2,400,000	EUR	Depfa ACS Bank, Covered Notes, 3.875% due 11/14/16	2,718,799

Italy - 1.9%
		Banca Carige SpA, Covered Notes:
900,000	EUR	3.750% due 11/25/16	1,017,447
400,000	EUR	3.875% due 10/24/18	478,236
		Banca Monte dei Paschi di Siena SpA, Covered Notes:
800,000	EUR	4.875% due 9/15/16	902,099
500,000	EUR	5.000% due 2/9/18	598,780
$ 500,000		Intesa Sanpaolo SpA, Subordinated Notes, 5.710% due 1/15/26(a)	492,778
400,000	GBP	Telecom Italia SpA/Milano, Senior Unsecured Notes, 6.375% due 6/24/19	638,080

		Total Italy	4,127,420

Jersey Channel Islands - 0.1%
200,000	GBP	HBOS Capital Funding LP, Company Guaranteed Notes, 9.540%(c)(d)	311,036

Luxembourg - 0.6%
600,000	EUR	Commerzbank Finance & Covered Bond SA, Covered Notes, 4.250% due 6/4/18	717,905
500,000	EUR	Wind Acquisition Finance SA, Secured Notes, 7.000% due 4/23/21	536,178

		Total Luxembourg	1,254,083

Netherlands - 1.9%
700,000	CAD	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 2.125% due 10/1/19(a)	545,626
		Cooperatieve Rabobank UA:
		Junior Subordinated Notes:
1,100,000		8.375%(c)(d)	1,111,764
100,000		8.400%(c)(d)	105,427
550,000	EUR	Senior Unsecured Notes, 6.875% due 3/19/20	729,779
		Petrobras Global Finance BV, Company Guaranteed Notes:
500,000		3.250% due 3/17/17	500,750
500,000		7.875% due 3/15/19	508,125
600,000		8.375% due 5/23/21	595,320

		Total Netherlands	4,096,791

Norway - 0.3%
		Eksportfinans ASA, Senior Unsecured Notes:
100,000	CHF	2.875% due 11/16/16	101,590
500,000		5.500% due 6/26/17	518,600

		Total Norway	620,190

Portugal - 0.2%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18	55,647
200,000	EUR	4.000% due 1/21/19	55,648
300,000	EUR	Novo Banco SA, Senior Unsecured Notes, 5.000% due 4/4/19	238,262

		Total Portugal	349,557

Spain - 1.2%
1,600,000	EUR	Banco Popular Espanol SA, Junior Subordinated Notes, 8.250%(c)(d)	1,573,257
900,000	EUR	Banco Santander SA, Junior Subordinated Notes, 6.250%(c)(d)	894,681

		Total Spain	2,467,938

Supranational - 0.8%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	995,626
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	300,838

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Supranational - 0.8% - (continued)
800,000	AUD	0.500% due 8/10/23	$471,450

		Total Supranational	1,767,914

Switzerland - 0.7%
		UBS AG, Subordinated Notes:
$ 250,000		7.625% due 8/17/22	287,771
700,000		4.750% due 5/22/23(c)	721,263
400,000		5.125% due 5/15/24	408,000

		Total Switzerland	1,417,034

United Kingdom - 2.3%
		Barclays Bank PLC, Subordinated Notes:
400,000		7.625% due 11/21/22	437,250
1,600,000		7.750% due 4/10/23(c)	1,698,000
400,000		Barclays PLC, Junior Subordinated Notes, 8.250%(c)(d)	409,012
400,000	GBP	Co-operative Group Holdings 2011 Ltd., Company Guaranteed Notes, step bond to yield, 6.875% due 7/8/20	633,913
500,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	539,068
667,000		Royal Bank of Scotland PLC (The), Subordinated Notes, 9.500% due 3/16/22(c)	704,541
500,000		Santander UK Group Holdings PLC, Subordinated Notes, 4.750% due 9/15/25(a)	494,126

		Total United Kingdom	4,915,910

United States - 5.0%
		Ally Financial Inc.:
200,000		Company Guaranteed Notes, 3.500% due 7/18/16	205,375
300,000		Senior Unsecured Notes, 3.250% due 9/29/17	300,375
300,000		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	308,760
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
600,000		3.579% due 7/23/20(a)(b)	619,529
700,000		4.464% due 7/23/22(a)	738,770
400,000		Ford Motor Credit Co. LLC, Senior Unsecured Notes, 5.875% due 8/2/21	455,601
900,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 4.000% due 1/15/25	897,402
200,000		International Lease Finance Corp., Senior Secured Notes, 6.750% due 9/1/16(a)	202,125
1,200,000		JPMorgan Chase & Co., Senior Unsecured Notes, 1.188% due 4/25/18(c)	1,198,607
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16(b)	101,725
1,000,000		Santander Holdings USA Inc., Senior Unsecured Notes, 2.115% due 11/24/17(c)	1,000,071
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,086,828
100,000		Time Warner Cable Inc., Company Guaranteed Notes, 5.850% due 5/1/17	103,674
400,000		T-Mobile USA Inc., Company Guaranteed Notes, 6.375% due 3/1/25	420,500
2,100,000		UnitedHealth Group Inc., Senior Unsecured Notes, 3.750% due 7/15/25	2,268,096
200,000		Wells Fargo & Co., Senior Unsecured Notes, 2.550% due 12/7/20	203,791
		Zimmer Biomet Holdings Inc., Senior Unsecured Notes:
200,000		3.150% due 4/1/22	203,150
400,000		3.550% due 4/1/25	406,628

		Total United States	10,721,007

		TOTAL CORPORATE BONDS & NOTES (Cost - $59,199,162)	56,412,225

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.3%
		ALBA PLC:
552,108	GBP	Series 2007-1, Class A3, 0.759% due 3/17/39(c)	$710,916
600,028	GBP	Series 2015-1, Class A, 1.763% due 4/24/49(c)	863,052
$ 378,953		Atrium CDO Corp., Series 7A, Class AR, 1.726% due 11/16/22(a)(c)	377,488
1,279,172		Banc of America Alternative Loan Trust, Series 2006-3, Class 5CB1, 6.500% due 4/25/36	1,070,188
53,932		Banc of America Funding Trust, Series 2006-A, Class 1A1, 2.831% due 2/20/36(c)	52,941
52,332		Banc of America Mortgage Trust, Series 2003-F, Class 3A1, 2.748% due 7/25/33(c)	52,322
255,719		Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4A, 5.650% due 2/17/51(a)(c)	257,834
		Bear Stearns Adjustable Rate Mortgage Trust:
10,539		Series 2003-5, Class 1A2, 2.769% due 8/25/33(c)	10,472
19,197		Series 2003-7, Class 6A, 2.749% due 10/25/33(c)	19,297
51,683		Series 2004-2, Class 22A, 3.087% due 5/25/34(c)	49,943
10,637		Series 2004-2, Class 23A, 2.974% due 5/25/34(c)	9,992
22,135		Series 2005-2, Class A2, 2.924% due 3/25/35(c)	22,332
155,486		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 2.774% due 1/26/36(c)	123,236
228,900	EUR	Casa d’este Finance SRL, Series 1, Class A2, 0.125% due 9/15/40(c)	251,433
552,066	EUR	Claris ABS SRL, Series 2011-1, Class A, 0.208% due 10/31/60(c)	611,006
1,200,000		Commercial Mortgage Trust, Series 2014-KYO, Class A, 1.339% due 6/11/27(a)(c)	1,194,934
		Countrywide Alternative Loan Trust:
12,952		Series 2004-J5, Class 2A1, 1.126% due 8/25/34(c)	12,761
13,209		Series 2005-21CB, Class A3, 5.250% due 6/25/35	11,913
80,740		Series 2007-11T1, Class A12, 0.796% due 5/25/37(c)	47,593
36,577		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	29,726
45,205		Series 2007-7T2, Class A9, 6.000% due 4/25/37	32,253
		Countrywide Home Loan Mortgage Pass Through Trust:
8,331		Series 2004-12, Class 11A1, 2.832% due 8/25/34(c)	7,319
166,952		Series 2005-2, Class 1A1, 1.086% due 3/25/35(c)	126,685
19,324		Series 2005-3, Class 2A1, 0.736% due 4/25/35(c)	16,109
142,562		Series 2005-9, Class 1A3, 0.676% due 5/25/35(c)	120,395
41,084		Series 2005-11, Class 3A1, 2.398% due 4/25/35(c)	33,852
61,307		Series 2005-HYB9, Class 3A2A, 2.592% due 2/20/36(c)	57,077
16,654		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.694% due 8/25/33(c)	16,570
1,193,407		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 1.046% due 9/25/37(c)	1,076,489
46,175		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	25,773
209,751		CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	106,803
717,004		CWABS Asset-Backed Certificates Trust, Series 2006-18, Class 2A2, 0.606% due 3/25/37(c)	672,430
659,255	GBP	DECO 12-UK 4 PLC, Series 2007-C4X, Class A1, 0.751% due 1/27/20(c)	932,886
1,038,896		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 1.196% due 10/25/47(c)	784,144
319,554	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.741% due 6/15/44(c)	421,201
		Eurosail-UK PLC:
179,709	GBP	Series 2007-4X, Class A2A, 0.891% due 6/13/45(c)	259,059
500,000	GBP	Series 2007-4X, Class A3, 1.541% due 6/13/45(b)(c)	639,754
486,472	GBP	Series 2007-6NCX, Class A2A, 1.291% due 9/13/45(c)	697,656

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
		Federal Home Loan Mortgage Corp. (FHLMC):
$ 46,013		Series T-35, Class A, 0.726% due 9/25/31(c)	$45,494
68,382		Series T-62, Class 1A1, 1.576% due 10/25/44(c)	69,504
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
66,205		Series 2391, Class FJ, 0.934% due 4/15/28(c)	67,088
102,437		Series 2614, Class SJ, 18.468% due 5/15/33(c)	147,640
11,717		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	13,426
		Federal National Mortgage Association (FNMA), REMICS:
9,363		Series 2003-34, Class A1, 6.000% due 4/25/43	10,297
659		Series 2005-120, Class NF, 0.546% due 1/25/21(c)	659
989,806		Series 2010-46, Class WF, 1.196% due 5/25/40(c)	1,008,734
82,188		Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	94,950
489,122		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 0.806% due 10/25/35(c)	460,313
		German Residential Funding Ltd.:
449,624	EUR	Series 2013-1, Class A, 0.892% due 8/27/24(c)	505,914
433,887	EUR	Series 2013-2, Class A, 0.742% due 11/27/24(c)	487,361
172,385	EUR	Giovecca Mortgages SRL, Series 2011-1, Class A, 0.351% due 4/23/48(c)	191,532
95,403		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.073% due 11/19/35(c)	88,851
19,762		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 2.220% due 3/25/33(c)	19,473
		Harborview Mortgage Loan Trust:
47,696		Series 2003-1, Class A, 2.868% due 5/19/33(c)	46,816
37,857		Series 2005-2, Class 2A1A, 0.656% due 5/19/35(c)	31,463
94,063		Series 2005-3, Class 2A1A, 0.676% due 6/19/35(c)	83,253
137,761		Series 2006-SB1, Class A1A, 1.260% due 12/19/36(c)	114,363
177,352		Series 2007-1, Class 2A1A, 0.569% due 3/19/37(c)	149,917
		JPMorgan Mortgage Trust:
9,975		Series 2003-A2, Class 3A1, 2.468% due 11/25/33(c)	9,497
4,524		Series 2005-A1, Class 6T1, 2.873% due 2/25/35(c)	4,303
153,534		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.598% due 7/27/37(a)(c)	152,004
224,546	EUR	Leo-Mesdag BV, Series 2006-1, Class A, 0.122% due 8/29/19(c)	246,732
		Ludgate Funding PLC:
764,722	GBP	Series 2006-1X, Class A2A, 0.778% due 12/1/60(c)	1,003,259
735,754	GBP	Series 2007-1, Class A2A, 0.748% due 1/1/61(c)	941,441
12,110	EUR	Lunet RMBS BV, Series 2013-1, Class A1, 0.259% due 12/26/45(c)	13,490
		Merrill Lynch Mortgage Investors Trust:
12,353		Series 2003-A2, Class 1A1, 2.350% due 2/25/33(c)	11,877
52,622		Series 2005-2, Class 1A, 1.904% due 10/25/35(c)	51,087
108,093		Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB, 5.832% due 6/12/50(c)	108,396
39,759	GBP	Money Partners Securities 4 PLC, Series 4X, Class A1A, 0.971% due 3/15/40(c)	54,294
1,200,000		Neuberger Berman CLO Ltd., Series 2012-12A, Class A2R, 1.788% due 7/25/23(a)(c)	1,199,240
700,000	GBP	Newgate Funding, Series 2007-1X, Class A3, 0.748% due 12/1/50(c)	859,435
481,557		Octagon Investment Partners XII Ltd., Series 2012-1A, Class AR, 1.903% due 5/5/23(a)(c)	480,347
779,597	GBP	Paragon Mortgages No 13 PLC, Series 13X, Class A1, 0.828% due 1/15/39(c)	1,023,195
		Puma Finance Pty Ltd.:
333,760	AUD	Series 2014-1, Class A, 2.755% due 5/13/45(c)	240,138
325,560	AUD	Series 2014-2, Class A, 2.640% due 10/18/45(c)	233,118
467,146		RAAC Trust, Series 2007-SP3, Class A1, 1.646% due 9/25/47(c)	454,329
		RALI Trust:
83,592		Series 2007-QO2, Class A1, 0.596% due 2/25/47(c)	44,538
579,923		Series 2007-QS1, Class 1A1, 6.000% due 1/25/37	481,565

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
		Residential Asset Securitization Trust:
$ 26,386		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	$20,341
63,161		Series 2006-R1, Class A2, 0.846% due 1/25/46(c)	29,612
560,461	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.741% due 6/15/46(c)	809,324
360,774	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.751% due 12/15/43(c)	472,538
		RMAC Securities No 1 PLC:
338,507	GBP	Series 2006-NS1X, Class A2A, 0.741% due 6/12/44(c)	441,959
638,061	GBP	Series 2006-NS3X, Class A2A, 0.741% due 6/12/44(c)	828,439
667,353		Soundview Home Loan Trust, Series 2006-3, Class A3, 0.606% due 11/25/36(c)	569,945
		Structured Adjustable Rate Mortgage Loan Trust:
14,164		Series 2004-1, Class 4A1, 2.758% due 2/25/34(c)	14,115
72,349		Series 2004-19, Class 2A1, 1.810% due 1/25/35(c)	56,680
57,975		Series 2004-4, Class 3A2, 2.896% due 4/25/34(c)	57,520
		Structured Asset Mortgage Investments II Trust:
83,451		Series 2005-AR2, Class 2A1, 0.676% due 5/25/45(c)	72,851
96,597		Series 2005-AR8, Class A1A, 0.726% due 2/25/36(c)	78,989
64,851		Series 2006-AR5, Class 1A1, 0.656% due 5/25/36(c)	50,203
348,765		Series 2007-AR4, Class A3, 0.666% due 9/25/47(c)	268,725
149,548		Series 2007-AR6, Class A1, 1.910% due 8/25/47(c)	122,769
118,480		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	117,687
390,083		Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572% due 10/15/48	390,990
		WaMu Mortgage Pass Through Certificates Trust:
19,052		Series 2002-AR9, Class 1A, 1.768% due 8/25/42(c)	18,174
7,090		Series 2003-AR5, Class A7, 2.815% due 6/25/33(c)	7,159
73,642		Series 2005-AR13, Class A1A1, 0.736% due 10/25/45(c)	68,465
118,530		Series 2006-AR13, Class 2A, 2.178% due 10/25/46(c)	105,701
557,726		Series 2007-OA3, Class 2A1A, 1.170% due 4/25/47(c)	499,266
453		Washington Mutual Mortgage Loan Trust, Series 2001-7, Class A, 1.572% due 5/25/41(c)	444
32,395		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.350% due 7/25/46(c)	20,376
189,211		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.655% due 12/25/32(c)	188,006

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $30,292,784)	28,365,445

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.8%
3,700,000		U.S. Treasury Bonds, 2.500% due 2/15/45	3,600,489
5,773,372		U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25(e)	6,802,620
		U.S. Treasury Inflation Indexed Notes:
250,723		0.125% due 7/15/24	249,588
7,741,580		0.250% due 1/15/25	7,733,668
502,085		0.375% due 7/15/25(f)	508,423
1,900,000		U.S. Treasury Notes, 2.000% due 2/15/25	1,931,802

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $20,773,032)	20,826,590

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
MORTGAGE-BACKED SECURITIES - 6.1%
CMHC- 0.4%
		Canadian Mortgage and Housing Corp. (CMHC):
271,233	CAD	1.041% due 6/1/20(b)(c)	$204,664
646,574	CAD	1.241% due 7/1/20(b)(c)	490,641
190,636	CAD	1.241% due 8/1/20(b)(c)	144,614

		TOTAL CMHC	839,919

FHLMC- 0.5%
$ 1,000,000		Federal National Mortgage Corp. (FHLMC), Gold: 3.000% due 7/1/46(g)	1,021,528

FNMA - 4.7%
		Federal National Mortgage Association (FNMA):
564,395		5.700% due 8/1/18(c)	590,712
92,118		3.000% due 1/1/22	97,175
804,245		2.500% due 8/1/28	828,433
89,231		2.648% due 11/1/34(c)	94,329
134,181		6.500% due 8/1/37	153,853
8,200,000		3.000% due 7/1/46(g)	8,380,659

		TOTAL FNMA	10,145,161

GNMA - 0.5%
		Government National Mortgage Association II (GNMA):
11,919		6.000% due 9/20/38	12,872
1,000,000		3.000% due 6/1/46(g)	1,035,039

		TOTAL GNMA	1,047,911

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $12,988,512)	13,054,519

ASSET-BACKED SECURITIES - 0.4%
Automobiles- 0.3%
500,000		Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2, 1.470% due 4/15/19(a)(b)	500,300
127,360		Motor PLC, Series 2014-1A, Class A1, 0.926% due 8/25/21(a)(c)	127,368

		Total Automobiles	627,668

Student Loans- 0.1%
179,138		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.588% due 4/25/38(c)	176,750

		TOTAL ASSET-BACKED SECURITIES (Cost - $806,497)	804,418

MUNICIPAL BOND - 0.2%
United States - 0.2%
295,000		School District of Philadelphia (The), Build America General Obligation Bonds, 6.765% due 6/1/40 (Cost - $295,000)	309,697

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Notional Amount		Security	Value
PURCHASED OPTIONS - 0.0%
United States - 0.0%
50,000,000	JPY	OTC 10-Year Swaption, 3-Month JPY LIBOR, Put @ $0.40, expires 03/03/2017, JPM	$1,679
1,000,000	CHF	OTC Swiss Franc versus Swedish Krona, Put @ $8.09, expires 07/27/2016, JPM	1,700
650,000	CHF	OTC Swiss Franc versus Swedish Krona, Put @ $8.09, expires 07/27/2016, BOA	1,102
$ 54,000		OTC U.S. Dollar versus Chinese Onshore Renminbi, Call @ $6.52, expires 10/31/2016, SCB	35,549
1,200,000		OTC U.S. Dollar versus Japanese Yen, Call @ $111.00, expires 08/29/2016, JPM	22,636

		TOTAL PURCHASED OPTIONS (Cost - $45,257)	62,666

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $203,653,342)	204,407,759

Face Amount†
SHORT-TERM INVESTMENTS - 8.5%
REPURCHASE AGREEMENT - 5.9%
12,600,000		Credit Suisse repurchase agreement dated 05/31/16, 0.420% due 6/1/16, Proceeds at maturity - $12,600,147; (Fully collateralized by U.S. Treasury Note, 0.625%, due 8/31/17: Market Valued - $13,141,680)(h) (Cost - $12,600,000)	12,600,000

SOVEREIGN BOND - 0.2%
13,000,000	CZK	Czech Republic Ministry of Finance Bill, (0.150)% due 9/30/16(b) (Cost - $536,746)	536,216

TIME DEPOSITS - 2.4%
525,679	GBP	ANZ National Bank - London, 0.096% due 6/1/16	761,420
		BBH - Grand Cayman:
31	CHF	(1.450)% due 6/1/16	31
71,400	SEK	(1.028)% due 6/1/16	8,564
3,242	DKK	(0.500)% due 6/1/16	485
37,609,491	JPY	(0.410)% due 6/1/16	339,696
136,000	NOK	0.028% due 6/1/16	16,243
83,492	CAD	0.050% due 6/1/16	63,664
758	SGD	0.050% due 6/1/16	551
129		0.150% due 6/1/16	129
21,850	AUD	0.959% due 6/1/16	15,797
97,634	NZD	1.450% due 6/1/16	66,084
495,442	ZAR	6.670% due 6/1/16	31,534
466,900	EUR	DNB - Oslo, (0.545)% due 6/1/16	519,637
3,182,668		Skandinaviska Enskilda Banken AB - Stockholm, 0.150% due 6/1/16	3,182,668

		TOTAL TIME DEPOSITS (Cost - $5,006,503)	5,006,503

		TOTAL SHORT-TERM INVESTMENTS (Cost - $18,143,249)	18,142,719

		TOTAL INVESTMENTS - 104.5% (Cost - $221,796,591#)	222,550,478

		Liabilities in Excess of Other Assets - (4.5)%	(9,575,708)

		TOTAL NET ASSETS - 100.0%	$212,974,770

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Illiquid security.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2016.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
OTC	—	Over the Counter
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
Sovereign Bonds	38.0%
Corporate Bonds & Notes	25.3
Collateralized Mortgage Obligations	12.7
U.S. Government & Agency Obligations	9.4
Mortgage-Backed Securities	5.9
Asset-Backed Securities	0.4
Municipal Bonds	0.1
Purchased Options	0.0 **
Short-Term Investments	8.2

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Options Contracts Written

Notional Amount/ Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
United States
320,000,000	JPY	2-Year Swaption, 3-Month JPY LIBOR, Put	JPM	3/3/17	$0.00	$1,752
1,100,000	AUD	OTC Australian Dollar versus U.S. Dollar, Put	CITI	7/22/16	0.74	24,179
500,000	AUD	OTC Australian Dollar versus U.S. Dollar, Put	DUB	7/28/16	0.73	7,676
200,000	AUD	OTC Australian Dollar versus U.S. Dollar, Put	BOA	7/28/16	0.73	3,395
400,000	AUD	OTC Australian Dollar versus U.S. Dollar, Put	CITI	7/28/16	0.73	6,993
500,000	AUD	OTC Australian Dollar versus U.S. Dollar, Call	DUB	7/28/16	0.80	103
200,000	AUD	OTC Australian Dollar versus U.S. Dollar, Call	BOA	7/28/16	0.80	36
400,000	AUD	OTC Australian Dollar versus U.S. Dollar, Call	CITI	7/28/16	0.80	67
600,000	AUD	OTC Australian Dollar versus U.S. Dollar, Put	BOA	8/1/16	0.73	9,407
600,000	AUD	OTC Australian Dollar versus U.S. Dollar, Call	BOA	8/1/16	0.80	148
700,000	AUD	OTC Australian Dollar versus U.S. Dollar, Put	BOA	8/3/16	0.72	7,603
700,000	AUD	OTC Australian Dollar versus U.S. Dollar, Call	BOA	8/3/16	0.78	418
1,000,000	CHF	OTC Swiss Franc versus Swedish Krona, Call	JPM	7/27/16	8.60	5,024
650,000	CHF	OTC Swiss Franc versus Swedish Krona, Call	BOA	7/27/16	8.60	3,213
1,300,000		OTC U.S. Dollar versus Chinese Onshore Renminbi, Call	SOG	11/1/16	7.00	7,280
1,200,000		OTC U.S. Dollar versus Japanese Yen, Put	JPM	8/29/16	106.50	10,039
1,200,000		OTC U.S. Dollar versus Japanese Yen, Call	JPM	8/29/16	114.00	10,369
490,000		OTC U.S. Dollar versus Korean Won, Put	SOG	7/22/16	1,100.00	227
300,000		OTC U.S. Dollar versus Korean Won, Put	SOG	1/19/17	1,145.00	5,414
400,000		OTC U.S. Dollar versus Korean Won, Put	UBS	1/19/17	1,145.00	7,219
500,000		OTC U.S. Dollar versus Russian Ruble, Put	SOG	6/22/16	63.00	1,019
24		U.S. Treasury 10-Year Note July Futures, Put	CSFB	6/24/16	127.00	1,125

		TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $131,243)				$112,706

During the period ended May 31, 2016, options contracts written transactions for International Fixed Income Fund were as follows:

	Notional Amount/Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2015	14,355,600	$63,177
Options written	438,541,095	813,791
Options closed	(32,435,671)	(277,221)
Options expired	(87,521,000)	(468,504)

Options contracts written, outstanding at May 31, 2016	332,940,024	$131,243

Schedule of Forward Sale Commitments

Face Amount	Security	Value
	Federal National Mortgage Association (FNMA):
$2,000,000	4.000% due 6/1/46 (a)	$2,135,702
3,000,000	4.500% due 7/1/46 (a)	3,264,060
	TOTAL OPEN FORWARD SALE COMMITMENTS

	(Proceeds — $5,397,969)	$5,399,762

(a)	This security is traded on a TBA basis (see Note 1).

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2016, International Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond June Futures	10	6/16	$960,695	$19,555
Euro-Bobl September Futures	155	9/16	22,817,534	6,900
Euro-BTP June Futures	12	6/16	1,864,147	(178)
Euro-OAT June Futures	77	6/16	13,588,997	216,380
Euro-Schatz Note June Futures	111	6/16	13,815,193	(14,418)
Japan Government 10-Year Bond June Futures	7	6/16	9,612,157	50,219
U.S. Treasury 5-Year Note September Futures	142	9/16	17,056,641	24,406
U.S. Treasury 10-Year Note September Futures	325	9/16	42,148,438	27,929
United Kingdom Treasury 10-Year Gilt September Futures	27	9/16	4,800,525	12,703

				343,496

Contracts to Sell:
90-Day Eurodollar December Futures	135	12/17	33,334,875	(18,194)
90-Day Eurodollar March Futures	16	3/18	3,948,600	(2,085)
Canada Government 10-Year Bond September Futures	29	9/16	3,204,827	(9,508)
Euro-BONO Spanish Government June Futures	2	6/16	314,720	(4,875)
Euro-Bund June Futures	30	6/16	5,474,712	(58,363)
Euro-Buxl 30-Year Bond June Futures	8	6/16	1,498,654	(46,610)
U.S. Treasury Long Bond September Futures	37	9/16	6,042,563	(23,414)
U.S. Ultra Long Bond September Futures	9	9/16	1,576,125	(5,414)

				(168,463)

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts				$175,033

At May 31, 2016, International Fixed Income Fund had deposited cash of $367,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2016, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	5,421,150	SCB	$3,919,219	6/2/16	$19,244
Brazilian Real	7,018,033	BNP	1,941,687	6/2/16	(10,424)
Brazilian Real	6,919,177	DUB	1,914,336	6/2/16	13,829
Brazilian Real	833,217	GSC	230,527	6/2/16	(473)
Brazilian Real	734,361	JPM	203,176	6/2/16	(1,091)
Brazilian Real	833,217	BNP	228,183	7/5/16	531
Brazilian Real	734,361	JPM	201,111	7/5/16	(604)
Brazilian Real	315,000	DUB	84,009	10/4/16	11,429
Brazilian Real	400,000	BNP	99,856	7/5/17	13,742
British Pound	14,266,547	BOA	20,664,385	6/2/16	(250,373)
British Pound	252,000	JPM	365,009	6/2/16	(4,945)
Canadian Dollar	12,826,448	JPM	9,780,356	6/2/16	(1,824)
Chinese Offshore Renminbi	5,959,204	SCB	904,455	6/8/16	(8,413)
Chinese Offshore Renminbi	4,964,110	SCB	748,124	10/20/16	(5,441)
Chinese Offshore Renminbi	733,244	SCB	110,505	10/20/16	(804)
Chinese Offshore Renminbi	5,962,382	SCB	898,571	10/20/16	(6,535)
Chinese Offshore Renminbi	2,948,060	SCB	444,292	10/20/16	(3,231)
Chinese Onshore Renminbi	2,981,872	SCB	452,871	6/8/16	(1,129)
Chinese Onshore Renminbi	2,980,510	SCB	452,664	6/8/16	(1,336)
Chinese Onshore Renminbi	2,956,800	BNP	447,363	10/20/16	(637)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Chinese Onshore Renminbi	3,568,977	CITI	$539,985	10/20/16	$(4,772)
Danish Krone	38,955,000	BOA	5,828,577	6/2/16	(12,162)
Euro	1,065,000	CITI	1,185,292	6/2/16	(38,695)
Euro	149,000	CITI	165,830	6/2/16	(5,516)
Euro	142,000	CITI	158,039	6/2/16	(2,802)
Euro	38,982,563	GSC	43,385,641	6/2/16	(52,628)
Euro	4,215,000	JPM	4,691,084	6/2/16	(37,115)
Euro	287,000	JPM	319,417	6/2/16	(6,360)
Euro	580,000	JPM	645,511	6/2/16	(5,379)
Euro	519,000	UBS	577,621	6/2/16	(14,015)
Euro	199,000	BNP	221,753	7/5/16	(507)
Indian Rupee	126,510,415	CITI	1,856,233	8/18/16	(14,808)
Japanese Yen	71,400,000	SCB	644,899	6/2/16	(6,779)
Japanese Yen	2,284,000,000	UBS	20,629,544	6/2/16	(113,349)
Korean Won	306,037,197	GSC	256,733	8/18/16	(7,320)
Mexican Peso	25,255,718	JPM	1,355,906	8/25/16	(38,592)
New Zealand Dollar	4,445,135	JPM	3,008,688	6/2/16	11,200
Russian Ruble	10,857,840	JPM	162,220	6/15/16	789
Russian Ruble	62,941,823	UBS	932,594	7/15/16	157
Russian Ruble	28,598,000	CITI	404,348	1/25/17	9,348
Russian Ruble	22,064,320	HSBC	311,353	2/3/17	7,353
Swedish Krona	6,735,000	HSBC	807,854	6/2/16	(3,108)
Swedish Krona	1,880,000	JPM	225,503	6/2/16	(6,456)

					(580,001)

Contracts to Sell:
Australian Dollar	4,164,150	HSBC	3,010,471	6/2/16	173,250
Australian Dollar	1,257,000	JPM	908,748	6/2/16	(514)
Australian Dollar	5,421,150	SCB	3,914,106	7/5/16	(18,874)
Brazilian Real	833,217	BNP	230,527	6/2/16	(706)
Brazilian Real	6,184,816	BNP	1,711,160	6/2/16	48,840
Brazilian Real	6,919,177	DUB	1,914,336	6/2/16	10,277
Brazilian Real	833,217	GSC	230,527	6/2/16	1,238
Brazilian Real	734,361	JPM	203,176	6/2/16	530
Brazilian Real	577,884	JPM	158,889	6/22/16	2,689
Brazilian Real	9,500,000	BCLY	2,533,612	10/4/16	(57,396)
Brazilian Real	2,100,000	BOA	560,062	10/4/16	(14,890)
Brazilian Real	315,000	DUB	84,009	10/4/16	2,641
Brazilian Real	5,600,000	JPM	1,493,497	10/4/16	(39,141)
Brazilian Real	400,000	BNP	99,856	7/5/17	41,123
British Pound	14,518,547	BOA	21,029,395	6/2/16	139,939
British Pound	14,266,547	BOA	20,669,745	7/5/16	249,065
British Pound	915,000	CITI	1,325,676	7/5/16	11,204
Canadian Dollar	12,826,448	BOA	9,780,356	6/2/16	411,595
Canadian Dollar	12,826,448	JPM	9,780,185	7/5/16	2,133
Chinese Offshore Renminbi	5,962,382	SCB	904,938	6/8/16	9,608
Chinese Offshore Renminbi	8,703,422	SCB	1,316,725	8/19/16	2,275
Chinese Offshore Renminbi	6,708,481	SCB	1,014,914	8/19/16	6,086
Chinese Offshore Renminbi	858,934	UBS	129,946	8/19/16	1,297
Chinese Offshore Renminbi	2,948,060	SCB	444,292	10/20/16	3,605
Chinese Offshore Renminbi	4,963,735	SCB	748,068	10/20/16	6,070
Chinese Offshore Renminbi	733,577	SCB	110,555	10/20/16	897
Chinese Offshore Renminbi	5,959,204	SCB	898,092	10/20/16	7,287
Chinese Onshore Renminbi	2,978,921	SCB	452,422	6/8/16	1,578
Chinese Onshore Renminbi	2,980,283	SCB	452,629	6/8/16	1,371
Chinese Onshore Renminbi	2,953,888	BNP	446,922	10/20/16	1,078
Chinese Onshore Renminbi	3,570,600	CITI	540,231	10/20/16	5,816
Czech Koruna	13,019,584	HSBC	538,237	9/30/16	4,450
Danish Krone	30,145,000	BOA	4,510,395	6/2/16	73,973
Danish Krone	1,020,000	JPM	152,616	6/2/16	3,464
Danish Krone	1,020,000	JPM	152,616	6/2/16	3,669

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Danish Krone	695,000	JPM	$103,988	6/2/16	$1,835
Danish Krone	1,315,000	JPM	196,755	6/2/16	3,921
Danish Krone	4,760,000	JPM	712,207	6/2/16	22,880
Danish Krone	38,955,000	BOA	5,835,971	7/5/16	11,190
Danish Krone	2,200,000	JPM	329,589	7/5/16	259
Danish Krone	11,606,360	JPM	1,745,044	10/3/16	(8,085)
Danish Krone	5,100,000	JPM	766,797	10/3/16	15,171
Danish Krone	4,800,000	JPM	721,692	10/3/16	10,876
Danish Krone	24,827,000	JPM	3,732,800	10/3/16	36,863
Danish Krone	13,955,000	UBS	2,107,058	1/3/17	15,046
Danish Krone	6,950,000	UBS	1,054,287	4/3/17	1,723
Euro	26,277,051	BOA	29,245,043	6/2/16	775,752
Euro	2,866,000	GSC	3,189,715	6/2/16	65,676
Euro	500,000	JPM	556,475	6/2/16	13,896
Euro	623,000	UBS	693,368	6/2/16	18,919
Euro	15,673,512	UBS	17,443,834	6/2/16	407,653
Euro	38,982,563	GSC	43,439,692	7/5/16	48,241
Japanese Yen	1,989,500,000	CITI	17,969,561	6/2/16	(21,480)
Japanese Yen	365,900,000	GSC	3,304,882	6/2/16	150,264
Japanese Yen	2,284,000,000	UBS	20,655,537	7/5/16	111,781
New Taiwan Dollar	56,093,085	BOA	1,724,246	8/18/16	7,557
New Zealand Dollar	4,445,135	BOA	3,008,688	6/2/16	29,553
New Zealand Dollar	4,445,135	JPM	3,003,304	7/5/16	(10,873)
Polish Zloty	2,892,133	BOA	732,447	8/10/16	11,452
Russian Ruble	10,857,840	SCB	162,220	6/15/16	(4,786)
Russian Ruble	10,857,840	JPM	159,376	8/19/16	(671)
Singapore Dollar	717,000	CITI	520,062	8/18/16	4,368
Singapore Dollar	738,487	CITI	535,647	8/18/16	8,178
Singapore Dollar	1,207,000	CITI	875,474	8/18/16	4,922
Singapore Dollar	2,846,000	CITI	2,064,290	8/18/16	(10,640)
Swedish Krona	8,615,000	CITI	1,033,358	6/2/16	30,520
Swedish Krona	6,735,000	HSBC	809,034	7/5/16	2,976
Swiss Franc	118,000	CITI	118,724	6/2/16	264
Swiss Franc	280,000	CITI	281,718	6/2/16	8,152
Swiss Franc	77,000	UBS	77,473	6/2/16	2,970

					2,861,850

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$2,281,849

At May 31, 2016, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	4.195%	10/05/2017	CITI	MXN	22,100,000	$(9,427)
Pay	28-Day MXN TIIE Banxico	5.095%	02/02/2021	CITI	MXN	53,500,000	(16,281)
Pay	28-Day MXN TIIE Banxico	5.825%	01/12/2023	CITI	MXN	6,800,000	(4,153)
Receive	3-Month Canadian Bank Bill	2.200%	06/16/2026	CITI	CAD	2,900,000	11,062
Pay	3-Month SEK-STIBOR	1.000%	03/18/2025	CITI	SEK	3,800,000	4,710
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	CITI	USD	1,900,000	(17,207)
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	CITI	USD	6,900,000	(299,149)
Receive	3-Month USD-LIBOR	2.000%	06/15/2021	CITI	USD	2,100,000	12,039
Receive	3-Month USD-LIBOR	2.038%	08/31/2022	CITI	USD	5,100,000	(36,815)
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	CITI	USD	33,800,000	(2,030,364)
Receive	3-Month USD-LIBOR	2.250%	06/15/2026	CITI	USD	22,000,000	(181,303)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	CITI	USD	9,000,000	(410,734)
Pay	3-Month USD-LIBOR	2.500%	06/15/2046	CITI	USD	1,100,000	55,178
Pay	3-Month ZAR-SAJIBOR	8.750%	03/16/2021	CITI	ZAR	15,700,000	10,248
Pay	3-Month ZAR-SAJIBOR	9.000%	09/21/2026	CITI	ZAR	5,200,000	(290)
Pay	6-Month EURIBOR	0.000%	09/21/2021	CITI	EUR	9,200,000	30,309

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	6-Month EURIBOR	0.010%	09/21/2018	CITI	EUR	6,100,000	$(1,652)
Pay	6-Month EURIBOR	0.750%	09/21/2026	CITI	EUR	11,200,000	117,854
Receive	6-Month EURIBOR	1.250%	03/15/2047	CITI	EUR	1,600,000	(26,027)
Pay	6-Month GBP-LIBOR	1.250%	09/21/2021	CITI	GBP	9,400,000	29,857
Pay	6-Month GBP-LIBOR	1.500%	09/21/2026	CITI	GBP	1,800,000	2,344
Receive	6-Month GBP-LIBOR	1.750%	09/16/2018	CITI	GBP	4,400,000	(34,075)
Receive	6-Month GBP-LIBOR	1.750%	03/15/2047	CITI	GBP	1,000,000	(41,609)
Pay	6-Month JPY-LIBOR	0.150%	03/22/2018	CITI	JPY	2,570,000,000	134,015
Receive	6-Month JPY-LIBOR	0.500%	09/18/2022	CITI	JPY	430,000,000	(4,358)
Pay	6-Month JPY-LIBOR	0.300%	03/18/2026	CITI	JPY	1,780,000,000	42,715
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	CITI	JPY	450,000,000	517,254
Receive	6-Month JPY-LIBOR	1.500%	12/20/2044	CITI	JPY	100,000,000	(191,325)
Receive	6-Month JPY-LIBOR	1.500%	12/21/2045	CITI	JPY	20,000,000	(11,823)

							$(2,349,007)

At May 31, 2016, International Fixed Income Fund held the following OTC Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation
Pay	15-Year GBP Inflation Linked	3.188%	01/15/2031	GSC	GBP	100,000	$4,822	$—	$4,822
Pay	15-Year GBP Inflation Linked	3.220%	01/15/2031	RBS	GBP	300,000	17,133	1,341	15,792
Pay	15-Year GBP Inflation Linked	3.223%	01/15/2031	UBS	GBP	300,000	17,339	68	17,271

							$39,294	$1,409	$37,885

At May 31, 2016, International Fixed Income Fund held the following OTC Volatility Swap Contracts:

Pay/Receive Volatility*	Reference Obligation	Fixed rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	EUR vs. BRL spot exchange rate	$24.000%	7/07/2016	DUB	EUR 100,000	$6,161	$—	$6,161
Pay	EUR vs. BRL spot exchange rate	24.500%	7/08/2016	HSBC	EUR 100,000	6,902	—	6,902
Pay	EUR vs. BRL spot exchange rate	23.750%	7/13/2016	HSBC	EUR 200,000	11,960	—	11,960
Pay	EUR vs. CHF spot exchange rate	8.450%	8/16/2016	DUB	CHF 300,000	10,818	—	10,818
Receive	EUR vs. CHF spot exchange rate	10.250%	8/16/2016	DUB	CHF 300,000	(2,021)	—	(2,021)
Receive	EUR vs. CHF spot exchange rate	10.550%	8/16/2016	DUB	CHF 500,000	(4,881)	—	(4,881)
Pay	EUR vs. CHF spot exchange rate	8.800%	8/16/2016	DUB	CHF 200,000	8,005	—	8,005
Pay	EUR vs. CHF spot exchange rate	8.650%	8/16/2016	DUB	CHF 300,000	11,335	—	11,335
Pay	EUR vs. CHF spot exchange rate	8.700%	8/16/2016	DUB	CHF 200,000	7,662	—	7,662
Pay	EUR vs. CHF spot exchange rate	8.350%	8/16/2016	DUB	CHF 500,000	17,378	—	17,378
Pay	EUR vs. CHF spot exchange rate	9.000%	8/16/2016	DUB	CHF 300,000	12,698	—	12,698
Pay	EUR vs. CHF spot exchange rate	8.500%	9/14/2016	DUB	CHF 200,000	7,691	—	7,691
Pay	EUR vs. CHF spot exchange rate	8.400%	12/06/2016	DUB	CHF 100,000	2,944	—	2,944
Pay	EUR vs. CHF spot exchange rate	8.500%	3/22/2017	DUB	CHF 400,000	9,121	—	9,121
Pay	EUR vs. CHF spot exchange rate	8.150%	3/30/2017	DUB	CHF 200,000	3,678	—	3,678
Pay	USD vs. BRL spot exchange rate	24.750%	6/20/2016	JPM	USD 200,000	14,224	—	14,224
Receive	USD vs. CHF spot exchange rate	10.900%	8/16/2016	DUB	CHF 200,000	(3,386)	—	(3,386)
Receive	USD vs. CHF spot exchange rate	10.450%	8/16/2016	DUB	CHF 300,000	(2,576)	—	(2,576)
Receive	USD vs. CHF spot exchange rate	11.200%	8/16/2016	DUB	CHF 500,000	(9,642)	—	(9,642)
Receive	USD vs. CHF spot exchange rate	10.000%	9/14/2016	DUB	CHF 200,000	(2,562)	—	(2,562)
Receive	USD vs. CHF spot exchange rate	10.800%	12/06/2016	DUB	CHF 100,000	(1,434)	—	(1,434)
Receive	USD vs. CHF spot exchange rate	10.300%	3/22/2017	DUB	CHF 400,000	(4,252)	—	(4,252)
Receive	USD vs. CHF spot exchange rate	10.050%	3/30/2017	DUB	CHF 200,000	(1,740)	—	(1,740)

						$98,083	$—	$98,083

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

*	Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

At May 31, 2016, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/16(2)	Notional Amount(3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc., A-	(1.000%)	12/20/2020	BCLY	0.242%	USD	100,000	$(3,590)	$(3,398)	$(192)
Altria Group, Inc., A-	(1.000%)	12/20/2020	GSC	0.242%	USD	100,000	(3,590)	(3,290)	(300)
Altria Group, Inc., A-	(1.000%)	12/20/2020	JPM	0.242%	USD	100,000	(3,590)	(3,230)	(360)
Altria Group, Inc., A-	(1.000%)	12/20/2020	CITI	0.242%	USD	200,000	(7,180)	(6,699)	(481)
Basf Se, A	(1.000%)	12/20/2020	GSC	0.429%	EUR	100,000	(3,139)	(2,041)	(1,098)
Bat Netherlands Finance BV, A-	(1.000%)	12/20/2020	JPM	0.499%	EUR	100,000	(2,778)	(2,223)	(555)
Bat Netherlands Finance BV, A-	(1.000%)	12/20/2020	GSC	0.499%	EUR	100,000	(2,778)	(2,407)	(371)
Bayer AG, A-	(1.000%)	12/20/2020	CITI	0.576%	EUR	100,000	(2,377)	(2,110)	(267)
Bayer AG, A-	(1.000%)	12/20/2020	BCLY	0.576%	EUR	100,000	(2,377)	(2,249)	(128)
First Energy, BBB-	(0.940%)	06/20/2017	RBS	0.168%	USD	1,000,000	(10,086)	—	(10,086)
Intesa Sanpaolo SpA, BBB-	(1.000%)	03/20/2026	SOG	2.823%	USD	500,000	71,780	72,420	(640)
Koninklijke Dsm NV, A-	(1.000%)	12/20/2020	BNP	0.345%	EUR	100,000	(3,574)	(2,300)	(1,274)
Koninklijke Dsm NV, A-	(1.000%)	12/20/2020	GSC	0.345%	EUR	100,000	(3,574)	(2,193)	(1,381)
Koninklijke Dsm NV, A-	(1.000%)	12/20/2020	CITI	0.345%	EUR	100,000	(3,574)	(2,249)	(1,325)
Pfizer, Inc., AA	(1.000%)	12/20/2020	JPM	0.223%	USD	300,000	(11,031)	(11,215)	184
Reynolds American, Inc., BBB-	(1.000%)	12/20/2020	BCLY	0.347%	USD	100,000	(3,116)	(2,770)	(346)
Reynolds American, Inc., BBB-	(1.000%)	12/20/2020	GSC	0.347%	USD	300,000	(9,346)	(9,178)	(168)
Reynolds American, Inc., BBB-	(1.000%)	12/20/2020	BOA	0.347%	USD	100,000	(3,115)	(2,866)	(249)
Starwood Hotels & Resorts World, BBB	(1.490%)	06/20/2018	BOA	0.082%	USD	1,000,000	(31,971)	—	(31,971)
Teliasonera AB, A-	(1.000%)	12/20/2020	BNP	0.472%	EUR	100,000	(2,913)	(858)	(2,055)
UBS AG/Stamford CT, BBB	(1.000%)	06/20/2018	GSC	1.060%	USD	700,000	(569)	3,328	(3,897)
United Utilities PLC, BBB-	(1.000%)	12/20/2020	SOG	0.654%	EUR	100,000	(1,983)	—	(1,983)
United Utilities PLC, BBB-	(1.000%)	12/20/2020	GSC	0.654%	EUR	100,000	(1,983)	(213)	(1,770)
Unitedhealth Group, Inc., A+	(1.000%)	12/20/2020	CITI	0.322%	USD	200,000	(6,456)	(6,191)	(265)
Unitedhealth Group, Inc., A+	(1.000%)	12/20/2020	JPM	0.322%	USD	100,000	(3,229)	(3,049)	(180)
UST Inc., A-	(0.720%)	03/20/2018	GSC	0.073%	USD	500,000	(6,575)	—	(6,575)
Veolia Environnement S.A., BBB	(1.000%)	12/20/2020	BNP	0.588%	EUR	100,000	(2,319)	(588)	(1,731)
Wind Acquisition Finance SA, B	(5.000%)	06/20/2021	JPM	4.741%	EUR	500,000	(12,041)	(12,277)	236

							$(77,074)	$(7,846)	$(69,228)

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/16(2)	Notional Amount(3)	Market Value	Upfront Premiums (Received)	Unrealized Appreciation
Hellenic Republic Government Bond, B-	1.000%	06/20/2016	GSC	19.509%	USD 300,000	$(2,451)	$(30,000)	$27,549
Tesco PLC, BB+	1.000%	12/20/2020	JPM	2.320%	EUR 300,000	(18,512)	(23,754)	5,242
Tesco PLC, BB+	1.000%	12/20/2020	SOG	2.320%	EUR 900,000	(55,536)	(77,337)	21,801
Tesco PLC, BB+	1.000%	12/20/2020	CITI	2.320%	EUR 300,000	(18,511)	(25,496)	6,985
Tesco PLC, BB+	1.000%	06/20/2021	BCLY	2.499%	EUR 300,000	(23,191)	(24,350)	1,159
U.S. Treasury Notes, AA+	0.250%	06/20/2016	BNP	0.092%	EUR 700,000	463	(7,057)	7,520
Volkswagen International Finance, BBB+	1.000%	12/20/2016	BOA	0.265%	EUR 200,000	1,374	(1,677)	3,051

						$(116,364)	$(189,671)	$73,307

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/16(2)	Notional Amount (3)		Unrealized (Depreciation)
Markit iTraxx Europe Senior Financials Series 23 5-Year Index	(1.000%)	06/20/2021	CITI	0.725%	EUR	7,650,000	$(13,746)
Markit iTraxx Europe Senior Financials Series 23 5-Year Index	(1.000%)	06/20/2021	CITI	0.896%	EUR	13,400,000	(97,169)

							$(110,915)

Centrally Cleared - Credit Default Swaps on Indexes - Sell Protection (4)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/16(2)	Notional Amount (3)		Unrealized Appreciation
CDX.IG-26 5-Year Index	1.000%	06/20/2021	CITI	0.767%	USD	100,000	$280
Markit CDX NA Investment Grade Series 25 5-Year Index	1.000%	12/20/2020	CITI	0.829%	USD	3,400,000	39,538

							$39,818

At May 31, 2016, International Fixed Income Fund held the following OTC Cross Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)(amounts below are in 000’s)		Notional Amount of Currency Delivered (6)(amounts below are in 000’s)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.500% based on the notional amount of currency delivered	09/21/2021	BNP	USD	3,360	EUR	3,100	$75,857	$104,935	$(29,078)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.500% based on the notional amount of currency delivered	09/21/2026	BNP	USD	3,686	EUR	3,400	68,112	1,360	66,752
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	03/15/2019	BOA	USD	3,831	GBP	2,700	75,028	9,855	65,173
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.500% based on the notional amount of currency delivered	09/21/2021	BOA	USD	4,228	EUR	3,900	95,433	1,170	94,263
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	06/15/2026	BOA	USD	746	EUR	700	51,300	(2,415)	53,715
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.140% based on the notional amount of currency delivered	03/15/2019	CITI	USD	3,525	GBP	2,500	93,398	12,570	80,828
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.500% based on the notional amount of currency delivered	09/21/2026	CITI	USD	119	EUR	110	2,204	2,123	81

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)(amounts below are in 000’s)		Notional Amount of Currency Delivered (6)(amounts below are in 000’s)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.500% based on the notional amount of currency delivered	09/21/2021	DUB	USD	3,902	EUR	3,600	$88,092	$90,035	$(1,943)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	06/15/2026	DUB	USD	531	EUR	500	38,643	275	38,368
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.120% based on the notional amount of currency delivered	03/15/2019	GSC	USD	4,785	GBP	3,300	(6,798)	(40,950)	34,152
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.420% based on the notional amount of currency delivered	09/21/2026	GSC	USD	217	EUR	200	5,846	7,890	(2,044)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.433% based on the notional amount of currency delivered	09/21/2026	UBS	USD	542	EUR	500	13,896	19,725	(5,829)

								$601,011	$206,573	$394,438

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2016, International Fixed Income Fund deposited cash collateral with brokers in the amount of $498,000 for open centrally cleared swap contracts.

At May 31, 2016, International Fixed Income Fund had cash collateral from brokers in the amount of $1,570,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	— Barclays Bank PLC
BNP	— BNP Paribas SA
BOA	— Bank of America
CITI	— Citigroup Global Markets Inc.
CSFB	— Credit Suisse Securities (USA) LLC
DUB	— Deutsche Bank AG
GSC	— Goldman Sachs & Co.
HSBC	— HSBC Bank USA
JPM	— JPMorgan Chase & Co.
RBS	— Royal Bank of Scotland PLC
SCB	— Standard Chartered Bank
SOG	— Societe Generale SA
UBS	— UBS Securities LLC

See pages 177 - 179 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 93.6%
California - 14.4%
$1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	$1,323,240
1,050,000	AA-	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health Project, Series A, 5.500% due 8/15/26	1,244,323
2,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	2,356,040
2,000,000	A3(b)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	2,111,380
1,500,000	AA	Los Angeles Harbor Department, AMT, Port of Los Angeles, Revenue Bonds, Refunding Series A, 5.000% due 8/1/36(c)	1,757,115
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,724,010

		Total California	10,516,108

Colorado - 10.8%
1,435,000	AA	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,705,354
		Colorado Health Facilities Authority, Revenue Bonds:
1,000,000	A-	Catholic Health Initiatives, Series A, 5.250% due 2/1/31	1,123,060
1,500,000	AA-	Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,701,960
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,244,990
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,091,360

		Total Colorado	7,866,724

District of Colombia - 2.4%
1,500,000	AAA	District of Columbia, Revenue Bonds, Income Tax Revenue, Series A, 5.000% due 12/1/28	1,777,635

Florida - 3.0%
1,000,000	A+	City of Jacksonville, FL, Revenue Bonds, Better Jacksonville, Prerefunded 10/1/18 @ 100, 5.000% due 10/1/21(a)	1,095,930
1,000,000	A+	County of Miami-Dade, FL, Water & Sewer System Revenue, Revenue Bonds, Prerefunded 10/1/17 @ 100, XLCA-Insured, 5.000% due 10/1/21(a)	1,056,450

		Total Florida	2,152,380

Georgia - 2.8%
1,800,000	A	Municipal Electric Authority of Georgia, Revenue Bonds, Series B, 5.000% due 1/1/20	2,038,824

Illinois - 7.7%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA	Advocate Health Care, 4.000% due 6/1/47	1,293,304
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,293,020
1,000,000	A	Bradley University Projects, XLCA-Insured, 5.000% due 8/1/34	1,039,170
600,000	A	DePaul University, 5.000% due 10/1/36	708,792
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,243,296

		Total Illinois	5,577,582

Massachusetts - 3.4%
1,000,000	AA+	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.250% due 7/1/34	1,380,270
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Northeastern University, Series R, 5.000% due 10/1/28	1,094,220

		Total Massachusetts	2,474,490

New Jersey - 2.3%
1,340,000	A2(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,682,665

North Carolina - 3.0%
2,000,000	AAApre(d)	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/26(a)	2,208,460

Ohio - 1.2%
1,850,000	A+	Ohio State Turnpike Commission, Revenue Bonds, Capital Appreciation Bonds, Junior Lien, Series A-2, zero coupon, due 2/15/38	849,317

Oregon - 2.2%
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,605,230

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
Pennsylvania - 3.1%
$ 2,000,000	A+	Monroeville Finance Authority, University of Pittsburgh Medical Center, Revenue Bonds, Series B, 5.000% due 7/1/39	$2,280,680

South Carolina - 2.6%
1,535,000	Aa3(b)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,858,916

South Dakota - 2.2%
1,500,000	Aa2(b)	City of Sioux Falls, SD, Sales Tax, Revenue Bonds, Series A-1, NPFG-Insured, 4.750% due 11/15/36	1,572,315

Tennessee - 4.0%
1,000,000	BBB+	Knox County Health Educational & Housing Facility Board, Revenue Bonds, University Health System, 5.250% due 4/1/36	1,030,880
1,790,000	Aa2(b)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,862,316

		Total Tennessee	2,893,196

Texas - 10.6%
1,000,000	AA	City of Waxahachie, TX, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,050,100
1,000,000	AAA	North East, TX, Independent School District, GO, PSF-GTD-Insured, 5.250% due 2/1/30	1,345,510
2,000,000	AA	Round Rock, TX, Independent School District, GO, 5.000% due 8/1/33	2,181,640
1,000,000	AA	Texas State Technical College, Revenue Bonds, AGM-Insured, 4.000% due 10/15/33	1,098,790
1,575,000	AAA	Texas Transportation Commission State Highway Fund, Revenue Bonds, 5.250% due 4/1/26	2,062,399

		Total Texas	7,738,439

Utah - 3.1%
2,000,000	AA	Utah State University, Revenue Bonds, Student Building Fee, Series B, 5.000% due 12/1/44	2,281,820

Virginia - 2.5%
1,825,000	AA+	City of Lynchburg, VA, GO, 3.000% due 2/1/34	1,840,239

Washington - 8.1%
2,000,000	AA+	King County, School District No. 210 Federal Way, GO, Prerefunded 12/1/17 @ 100, FGIC & NPFG- Insured, 5.000% due 12/1/23(a)	2,127,940
2,000,000	AA+	State of Washington, GO, Series A, Prerefunded 7/1/18 @ 100, 5.000% due 7/1/22(a)	2,172,300
1,500,000	A	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Series A, 5.000% due 11/1/18	1,638,165

		Total Washington	5,938,405

Wisconsin - 4.2%
1,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	1,733,295
1,300,000	A+	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,331,642

		Total Wisconsin	3,064,937

		TOTAL MUNICIPAL BONDS (Cost - $62,702,803)	68,218,362

SHORT-TERM INVESTMENTS - 5.1%
TIME DEPOSITS- 5.1%
2,211,833		Banco Santander SA - Frankfurt, 0.150% due 6/1/16	2,211,833
1,519,518		Skandinaviska Enskilda Banken AB - Stockholm, 0.150% due 6/1/16	1,519,518

		TOTAL SHORT-TERM INVESTMENTS (Cost - $3,731,351)	3,731,351

		TOTAL INVESTMENTS - 98.7% (Cost - $66,434,154#)	71,949,713

		Other Assets in Excess of Liabilities - 1.3%	971,927

		TOTAL NET ASSETS - 100.0%	$72,921,640

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Rating by Fitch Ratings Service. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Bond Assurance Corporation
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
NPFG	—	National Public Finance Guarantee Corp.
PSF-GTD	—	Permanent School Fund Guaranteed
XLCA	—	XL Capital Assurance Inc.

See pages 177 - 179 for definitions of ratings.

Summary of Investments by Industry^
Education	30.5%
Health Care Providers & Services	20.3
General Obligation	15.1
Transportation	10.7
Power	5.9
Water and Sewer	3.2
Single Family Housing	2.6
Airport	2.4
Utilities	2.4
Development	1.7
Short-Term Investments	5.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units †		Rating††	Security	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 117.2%
U.S. GOVERNMENT OBLIGATIONS - 117.2%
$ 400,000			U.S. Treasury Bonds, 2.500% due 2/15/46	$388,875
			U.S. Treasury Inflation Indexed Bonds:
4,800,616			2.375% due 1/15/25	5,656,446
13,250,790			3.625% due 4/15/28(a)	18,052,307
8,318,550			2.500% due 1/15/29	10,345,223
4,407,000			2.125% due 2/15/40	5,567,253
7,990,241			1.375% due 2/15/44	8,845,501
677,544			0.750% due 2/15/45	648,347
1,085,411			1.000% due 2/15/46	1,117,635
			U.S. Treasury Inflation Indexed Notes:
27,917,336			0.125% due 4/15/18(a)	28,285,566
16,463,574			0.125% due 4/15/19(a)	16,717,607
21,049,209			0.125% due 4/15/20	21,342,740
25,791,750			0.125% due 1/15/23(a)	25,784,193
10,021,900			0.625% due 1/15/26	10,372,596
			U.S. Treasury Notes:
210,000			2.000% due 2/15/25	213,515
1,000,000			1.625% due 5/15/26	981,055

			TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $152,554,824)	154,318,859

SOVEREIGN BONDS - 9.4%
Brazil - 5.0%
24,700,000	BRL	Ba2(b)	Brazil Letras do Tesouro Nacional, zero coupon, due 10/1/16	6,529,844

France - 2.2%
2,315,625	EUR	Aa2u(b)	France Government Bond OAT Inflation Linked Bond, 2.250% due 7/25/20	2,942,608

Germany - 1.1%
1,203,598	EUR	Aaau(b)	Deutsche Bundesrepublik Inflation Linked Bond, 1.750% due 4/15/20	1,480,747

Italy - 1.1%
			Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds:
1,082,080	EUR	Baa2u(b)	2.100% due 9/15/21	1,341,892
100,372	EUR	Baa2u(b)	2.350% due 9/15/24(c)	128,681

			Total Italy	1,470,573

			TOTAL SOVEREIGN BONDS (Cost - $12,667,188)	12,423,772

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
9,711		BBB-	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.405% due 9/25/45(d)	9,420
123,696		AA-	Banc of America Funding Trust, Series 2005-B, Class 3A1B, 0.749% due 4/20/35(d)	118,462
68,406		BBB+	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 2.998% due 5/25/33(d)	68,208
20,016		BB	Citigroup Mortgage Loan Trust Inc., Series 2004-HYB2, Class 2A, 2.885% due 3/25/34(d)	19,805
194,137		A	Countrywide Asset-Backed Certificates, Series 2005-SD3, Class A1, 0.816% due 11/25/35(c)(d)(e)	192,162
8,965		AA+	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.778% due 6/20/35(d)	7,989
136,959		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.086% due 7/25/45(d)	113,008
33,553		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 0.914% due 6/15/30(d)	31,960
292,872		NR	NYMT Residential, Series 2016-RP1A, Class A, step bond to yield, 4.000% due 3/25/21(c)	290,844
571,027		AAA	RBSSP Resecuritization Trust, Series 2009-12, Class 17A1, 2.578% due 10/25/35(c)(d)	576,749
585,256		NR	Vericrest Opportunity Loan Trust, Series 2016-NPL3, Class A1, step bond to yield, 4.250% due 3/26/46(c)(e)	585,471
580,922		NR	VOLT XLII LLC, Series 2016-NPL2, Class A1, step bond to yield, 4.250% due 3/26/46(c)	581,264
1,000,000		NR	VOLT XLV LLC, Series 2016-NPL5, Class A1, 4.000% due 5/25/46(c)(d)(e)(f)	999,390

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units †		Rating††	Security	Value
			WaMu Mortgage Pass Through Certificates Trust:
$ 29,060		Baa1(b)	Series 2002-AR2, Class A, 1.928% due 2/27/34(d)	$28,479
677,509		AA	Series 2005-AR13, Class A1A1, 0.736% due 10/25/45(d)	629,881
334,508		A+	Series 2006-AR1, Class 2A1A, 1.480% due 1/25/46(d)	321,038

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,551,665)	4,574,130

MORTGAGE-BACKED SECURITY - 2.4%
FNMA- 2.4%
3.000,000			Federal National Mortgage Association (FNMA), 3.500% due 7/1/46(g) (Cost - $3,131,719)	3,134,978

CORPORATE BONDS & NOTES - 1.2%
Automobiles - 0.6%
800,000		BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.076% due 11/20/17(c)(d)	791,309

Banks - 0.6%
1,000,000	DKK	AAA	Realkredit Danmark AS, Covered Notes, 1.000% due 1/1/17	150,806
700,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 2.115% due 11/24/17(d)	700,050

			Total Banks	850,856

			TOTAL CORPORATE BONDS & NOTES (Cost - $1,639,974)	1,642,165

Notional Amount†/ Number of Contracts
PURCHASED OPTIONS - 0.0%
United Kingdom - 0.0%
40	GBP		Option on 3-Month Sterling June Futures, Put @ $98.50, expires 06/21/2017, BGC	1,811
United States - 0.0%
170,000,000	JPY		10-Year Swaption, 3-Month JPY LIBOR, Put @ 0.300%, expires 11/14/2016, JPM	4,511
280,000			OTC U.S. Dollar versus Japanese Yen, Call @ $111.50, expires 07/07/2016, DUB	3,157

			Total United States	7,668

			TOTAL PURCHASED OPTIONS (Cost - $11,136)	9,479

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $174,556,506)	176,103,383

Face Amount†
SHORT-TERM INVESTMENTS - 0.4%
TIME DEPOSITS - 0.4%
17,648	EUR		Banco Santander SA - Frankfurt, (0.545)% due 6/1/16	19,641
			BBH - Grand Cayman:
791,479	JPY		0.410% due 6/1/16	7,149
1,884	GBP		0.096% due 6/1/16	2,729
290	AUD		0.959% due 6/1/16	209
2	NZD		1.450% due 6/1/16	1
446,748			Skandinaviska Enskilda Banken AB - Stockholm, 0.150% due 6/1/16	446,748

			TOTAL SHORT-TERM INVESTMENTS (Cost - $476,477)	476,477

			TOTAL INVESTMENTS - 134.1% (Cost - $175,032,983#)	176,579,860

			Liabilities in Excess of Other Assets - (34.1)%	(44,877,368)

			TOTAL NET ASSETS - 100.0%	$131,702,492

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2016.
(e)	Illiquid security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	This security is traded on a TBA basis (see Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

OTC	— Over the Counter

Summary of Investments by Security Type^
U.S. Government & Agency Obligations	87.4%
Sovereign Bonds	7.0
Collateralized Mortgage Obligations	2.6
Mortgage-Backed Securities	1.8
Corporate Bonds & Notes	0.9
Purchased Options	0.0 *
Short-Term Investments	0.3

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Schedule of Options Contracts Written

Notional Amount/ Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
Germany
8	EUR	Euro-Bund July Futures, Put	SOG	6/24/16	$158.50	$356
4	EUR	Euro-Bund July Futures, Call	SOG	6/24/16	165.50	356

		Total Germany				712

United Kingdom
40	GBP	3-Month Sterling June Futures, Put	BGC	6/21/17	98.00	362

United States
700,000	EUR	Markit iTraxx Europe Series 25 5-Year Index, Call	BCLY	6/15/16	0.60	16
620,000	EUR	OTC Euro versus U.S. Dollar, Call	BNP	7/1/16	1.14	2,079
280,000		OTC U.S. Dollar versus Japanese Yen, Put	DUB	7/7/16	104.80	476
550,000		OTC U.S. Dollar versus Mexican Peso, Call	JPM	8/11/16	19.00	7,471

		Total United States				10,042

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $18,941)				$11,116

During the period ended May 31, 2016, options contracts written transactions for Inflation-Linked Fixed Income Fund were as follows:

	Number of Contracts	Premiums Received
Options contracts written, outstanding at March 8, 2016*	$—	$—
Options written	4,050,052	26,987
Options closed	(1,010,000)	(2,783)
Options expired	890,000)	(5,263)

Options contracts written, outstanding at May 31, 2016	$2,150,052	$18,941

*Inception date.

Schedule of Reverse Repurchase Agreements

Face Amount	Security	Value
	JPMorgan Chase & Co.:
$6,784,375	0.440% due 6/1/16	$6,784,375
6,993,125	0.640% due 7/1/16	6,993,125
17,658,750	0.620% due 7/8/16	17,658,750
5,472,250	0.630% due 7/11/16	5,472,250
2,085,000	0.630% due 7/13/16	2,085,000
208,750	0.570% due 7/18/16	208,750
2,496,000	0.630% due 7/18/16	2,496,000
3,595,500	0.610% due 7/22/16	3,595,500

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $45,293,750)	$45,293,750

For the period ended May 31, 2016, the average borrowing and interest rate under the reverse repurchase agreements were $9,059,833 and 0.590%, respectively.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2016, Inflation-Linked Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized (Depreciation)
Contracts to Sell:
Euro-Bobl June Futures	32	6/16	$4,679,020	$(9,927)
Euro-BTP June Futures	1	6/16	155,346	(2,382)
U.S. Treasury 5-Year Note September Futures	52	9/16	6,246,094	(6,472)
U.S. Treasury 10-Year Note September Futures	17	9/16	2,204,688	(5,844)

				$(24,625)

At May 31, 2016, Inflation-Linked Fixed Income Fund had deposited cash of $71,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2016, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Brazilian Real	810,000	HSBC	221,825	7/5/16	$(714)
Brazilian Real	8,790,000	JPM	2,407,213	7/5/16	(12,075)
Mexican Peso	11,984,868	JPM	643,433	8/25/16	(18,314)

					(31,103)

Contracts to Sell:
Australian Dollar	183,000	JPM	131,958	8/12/16	(1,265)
Brazilian Real	900,000	HSBC	246,472	7/5/16	(6,107)
Brazilian Real	8,700,000	JPM	2,382,566	7/5/16	(58,538)
Brazilian Real	24,700,000	BNP	6,587,390	10/4/16	89,188
Danish Krone	1,010,000	BNP	152,499	1/3/17	2,106
Euro	4,117,000	JPM	4,593,405	8/12/16	109,094
Euro	324,000	JPM	361,492	8/12/16	1,806

					136,284

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$105,181

At May 31, 2016, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Receive	6-Month JPY-LIBOR	1.500%	12/21/2045	CSFB	JPY 45,000,000	$(7,447)
Receive	3-Month USD-LIBOR	2.500%	02/22/2026	CSFB	USD 25,000,000	(203,459)

						$(210,906)

At May 31, 2016, Inflation-Linked Fixed Income Fund held the following OTC Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2-Year EUR, Inflation Linked	0.830%	05/15/2018	DUB	EUR 1,100,000	$(295)	$—	$(295)
Pay	5-Year EUR, Inflation Linked	0.875%	05/15/2021	DUB	EUR 800,000	445	—	445
Pay	10-Year EUR, Inflation Linked	1.178%	05/15/2026	DUB	EUR 200,000	(193)	(61)	(132)

						$(43)	$(61)	$18

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2016, 2016, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $511,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BGC	—	BGC International
BNP	—	BNP Paribas SA
CSFB	—	Credit Suisse Securities (USA) LLC
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
SOG	—	Societe Generale SA

See pages 177 - 179 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units †		Rating††	Security	Value
CORPORATE BONDS & NOTES - 72.4%
Airlines - 1.3%
$ 139,188		BBB-	Continental Airlines Inc. Class B Pass Through Trust, Series 2012-1, Pass Thru Certificates, 6.250% due 4/11/20	$147,366
474,356		BBB+	Northwest Airlines Inc. Class G-2 Pass Through Trust, Series 2002-1, Pass Thru Certificates, 6.264% due 11/20/21	502,509
1,325,066		A	UAL Pass Through Trust, Series 2009-2A, Pass Thru Certificates, 9.750% due 1/15/17	1,379,725

			Total Airlines	2,029,600

Automobiles - 0.6%
900,000		BBB-	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 3.750% due 5/11/17(a)	918,300

Banks - 25.7%
1,000,000		A-	American Express Centurion Bank, Senior Unsecured Notes, 5.950% due 6/12/17	1,044,659
			Bank of America Corp.:
			Senior Unsecured Notes:
1,300,000		BBB+	6.875% due 4/25/18	1,419,704
1,000,000		BBB+	5.650% due 5/1/18	1,069,934
2,500,000		Aaa(c)	Bank of Nova Scotia (The), Covered Notes, 1.950% due 1/30/17(a)	2,535,155
400,000		AAA	Bank of Scotland PLC, Covered Notes, 5.250% due 2/21/17	411,588
1,000,000		A	BPCE SA, Company Guaranteed Notes, 1.480% due 2/10/17(b)	1,003,683
			Credit Suisse AG, Senior Unsecured Notes:
1,000,000		A	1.155% due 5/26/17(b)	999,270
1,000,000		A	1.328% due 1/29/18(b)	997,911
1,250,000		A	1.700% due 4/27/18	1,251,693
2,600,000		AA	Dexia Credit Local SA, Government Liquid Guaranteed Notes, 1.225% due 3/23/18(a)(b)	2,607,293
1,000,000		A+	DNB Bank ASA, Senior Unsecured Notes, 3.200% due 4/3/17(a)	1,015,848
2,000,000		A	HSBC USA Inc., Senior Unsecured Notes, 1.700% due 3/5/18	2,001,490
500,000		A	ING Bank NV, Senior Unsecured Notes, 1.754% due 3/22/19(a)(b)	503,551
1,500,000		BBB-	Intesa Sanpaolo SpA, Company Guaranteed Notes, 2.375% due 1/13/17	1,507,082
1,250,000		A	Lloyds Bank PLC, Company Guaranteed Notes, 1.750% due 5/14/18	1,248,690
1,900,000		A	Mizuho Bank Ltd., Company Guaranteed Notes, 1.080% due 9/25/17(a)(b)	1,896,574
2,500,000		Aaa(c)	National Bank of Canada, Covered Notes, 2.200% due 10/19/16 (a)	2,511,792
2,700,000		Aaa(c)	Nordea Eiendomskreditt AS, Covered Notes, 2.125% due 9/22/16 (a)	2,710,225
1,400,000		BBB-	Rabobank Capital Funding Trust III, Company Guaranteed Notes, 5.254%(a)(b)(d)(g)	1,406,132
19,000,000	DKK	AAA	Realkredit Danmark AS, Covered Notes, 2.000% due 1/1/17	2,880,195
2,200,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 2.115% due 11/24/17(b)	2,200,156
1,400,000		A	Shinhan Bank, Senior Unsecured Notes, 4.375% due 7/27/17 (a)	1,445,534
1,300,000		A+	Suncorp-Metway Ltd., Senior Unsecured Notes, 1.700% due 3/28/17(a)(d)	1,308,597
2,500,000		AAA	Swedbank Hypotek AB, Covered Notes, 2.125% due 8/31/16(a)	2,507,022
200,000		A	UBS AG, Senior Unsecured Notes, 1.330% due 3/26/18(b)	200,256
2,500,000		AA-	Wells Fargo Bank N.A., Senior Unsecured Notes, 1.175% due 9/7/17(b)	2,505,318

			Total Banks	41,189,352

Beverages - 0.6%
1,000,000		A-	SABMiller Holdings Inc., Company Guaranteed Notes, 1.327% due 8/1/18(a)(b)(d)	999,378

Capital Markets - 1.5%
2,285,000		BBB+	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 1.798% due 4/23/20(b)	2,287,157

Commercial Services & Supplies - 0.5%
800,000		BBB+	ERAC USA Finance LLC, Company Guaranteed Notes, 6.375% due 10/15/17(a)(d)	850,975

Consumer Finance - 8.9%
			Daimler Finance North America LLC, Company Guaranteed Notes:
1,900,000		A-	1.375% due 8/1/17(a)	1,898,961
1,000,000		A-	1.347% due 8/3/17(a)(b)	1,001,564
			Ford Motor Credit Co. LLC, Senior Unsecured Notes:
800,000		BBB	1.260% due 3/27/17(b)	800,862
1,420,000		BBB	1.154% due 9/8/17(b)	1,415,720
900,000		BBB	2.375% due 1/16/18	907,966

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Consumer Finance - 8.9% - (continued)
$ 1,500,000	BBB-	General Motors Financial Co., Inc., Company Guaranteed Notes, 6.750% due 6/1/18	$1,628,898
1,400,000	A-	Hyundai Capital America, Senior Unsecured Notes, 1.875% due 8/9/16(a)	1,401,805
1,300,000	A-	Hyundai Capital Services Inc., Senior Unsecured Notes, 3.500% due 9/13/17(a)	1,329,246
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
2,000,000	A-	1.430% due 4/6/18(a)(b)(d)	1,999,816
350,000	A-	1.646% due 3/8/19(a)(b)	351,745
1,000,000	BBB	RCI Banque SA, Senior Unsecured Notes, 3.500% due 4/3/18(a)	1,034,614
500,000	BBB+	Volkswagen International Finance NV, Company Guaranteed Notes, 1.066% due 11/18/16(a)(b)	498,897

		Total Consumer Finance	14,270,094

Diversified Financial Services - 10.1%
1,800,000	BB+	Ally Financial Inc., Company Guaranteed Notes, 3.500% due 7/18/16	1,805,625
1,250,000	A-	American Express Credit Corp., Senior Unsecured Notes, 1.413% due 11/5/18(b)	1,248,265
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
1,100,000	A-	6.400% due 10/2/17	1,169,974
500,000	A-	7.250% due 2/1/18	545,158
90,000	A3(c)	4.650% due 7/2/18	95,075
2,100,000	BBB+	Citigroup Inc., Senior Unsecured Notes, 1.946% due 10/26/20(b)	2,109,221
		International Lease Finance Corp.:
600,000	BBB-	Senior Secured Notes, 7.125% due 9/1/18(a)	657,000
500,000	BBB-	Senior Unsecured Notes, 8.750% due 3/15/17	524,755
500,000	A-	JPMorgan Chase & Co., Senior Unsecured Notes, 1.538% due 1/25/18(b)	502,676
200,000	BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.500% due 5/16/18(a)	198,537
2,300,000	BBB	Macquarie Group Ltd., Senior Unsecured Notes, 1.637% due 1/31/17(a)(b)	2,304,455
		Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes:
1,200,000	NR	1.561% due 2/20/19	1,193,965
560,000	A	1.413% due 7/23/19(b)	556,878
		Navient Corp., Senior Unsecured Notes:
500,000	BB-	6.000% due 1/25/17	512,064
700,000	BB-	5.500% due 1/15/19	702,625
2,100,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 2.000% due 9/13/16	2,105,662

		Total Diversified Financial Services	16,231,935

Diversified Telecommunication Services - 2.0%
800,000	BBB+	AT&T Inc., Senior Unsecured Notes, 1.559% due 6/30/20(b)	799,242
1,000,000	BBB	British Telecommunications PLC, Senior Unsecured Notes, 1.625% due 6/28/16	1,001,350
1,400,000	BBB	Telefonica Emisiones SAU, Company Guaranteed Notes, 6.221% due 7/3/17	1,467,413

		Total Diversified Telecommunication Services	3,268,005

Electric Utilities - 2.8%
1,400,000	A-	Abu Dhabi National Energy Co. PJSC, Senior Unsecured Notes, 5.875% due 10/27/16	1,426,266
1,650,000	BBB	Appalachian Power Co., Senior Unsecured Notes, 5.000% due 6/1/17	1,708,090
1,300,000	BBB	CMS Energy Corp., Senior Unsecured Notes, 6.550% due 7/17/17	1,372,927

		Total Electric Utilities	4,507,283

Energy Equipment & Services - 1.8%
400,000	BBB-	Energy Transfer Partners LP, Senior Unsecured Notes, 6.125% due 2/15/17	411,390
1,000,000	BBB-	Hiland Partners LP/Hiland Partners Finance Corp., Company Guaranteed Notes, 7.250% due 10/1/20(a)	1,044,810
1,400,000	BBB	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 6.125% due 1/15/17	1,438,699

		Total Energy Equipment & Services	2,894,899

Food Products - 0.9%
1,400,000	BBB-	ConAgra Foods Inc., Senior Unsecured Notes, 1.005% due 7/21/16 (b)	1,399,607

Health Care Equipment & Supplies - 0.1%
200,000	A	Medtronic Inc., Company Guaranteed Notes, 1.434% due 3/15/20 (b)	202,079

Health Care Providers & Services - 1.0%
1,500,000	A	Anthem Inc., Senior Unsecured Notes, 2.375% due 2/15/17	1,512,087

Hotels, Restaurants & Leisure - 0.9%
1,400,000	BBB-	Wyndham Worldwide Corp., Senior Unsecured Notes, 2.950% due 3/1/17	1,413,097

Household Durables - 0.8%
1,305,000	BBB	Whirlpool Corp., Senior Unsecured Notes, 7.750% due 7/15/16	1,328,833

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
Insurance - 1.7%
		American International Group Inc., Senior Unsecured Notes:
$ 700,000	A-	6.400% due 12/15/20	$809,462
500,000	A-	3.300% due 3/1/21	513,631
1,400,000	AA+	New York Life Global Funding, Secured Notes, 1.030% due 4/6/18(a)(b)	1,404,786

		Total Insurance	2,727,879

Oil, Gas & Consumable Fuels - 7.1%
		BP Capital Markets PLC, Company Guaranteed Notes:
1,000,000	A-	1.052% due 11/7/16(b)	1,000,683
1,500,000	A-	1.140% due 5/10/18(b)	1,487,380
1,800,000	A+	CNOOC Nexen Finance 2014 ULC, Company Guaranteed Notes, 1.625% due 4/30/17	1,797,046
1,000,000	A-	ConocoPhillips, Company Guaranteed Notes, 5.750% due 2/1/19	1,091,229
1,000,000	BBB-	Kinder Morgan Inc., Company Guaranteed Notes, 7.000% due 6/15/17	1,044,087
1,600,000	BBB+	National Grid North America Inc., Senior Unsecured Notes, 1.294% due 8/21/17(b)	1,595,354
1,400,000	BBB-	Pioneer Natural Resources Co., Senior Unsecured Notes, 6.650% due 3/15/17	1,450,056
800,000	AA-	Schlumberger Investment SA, Company Guaranteed Notes, 1.950% due 9/14/16(a)(d)	802,305
1,100,000	A+	Statoil ASA, Company Guaranteed Notes, 0.832% due 11/9/17 (b)	1,096,659

		Total Oil, Gas & Consumable Fuels	11,364,799

Pharmaceuticals - 2.2%
2,200,000	BBB-	Actavis Funding SCS, Company Guaranteed Notes, 1.850% due 3/1/17	2,206,468
1,300,000	BBB	Baxalta Inc., Senior Unsecured Notes, 1.404% due 6/22/18(a)(b)	1,285,595

		Total Pharmaceuticals	3,492,063

Technology Hardware, Storage & Peripherals - 0.8%
1,200,000	BBB-	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., Senior Secured Notes, 3.480% due 6/1/19(a)	1,216,447

Tobacco - 0.8%
1,300,000	BBB	Reynolds American Inc., Company Guaranteed Notes, 2.300% due 6/12/18	1,319,938

Wireless Telecommunication Services - 0.3%
500,000	B	Sprint Communications Inc., Senior Unsecured Notes, 8.375% due 8/15/17	515,625

		TOTAL CORPORATE BONDS & NOTES (Cost - $115,548,567)	115,939,432

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.5%
201,116	AA+	American Home Mortgage Investment Trust, Series 2004-4, Class 2A1, 1.026% due 2/25/45(b)	197,561
1,000,000	AAA	AMMC CLO X Ltd., Series 2012-10A, Class A, 2.119% due 4/11/22(a)(b)(d)	1,001,062
1,000,000	AAA	BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 1.654% due 1/15/28(a)(b)	999,560
1,660,902	AA+	Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1, 1.106% due 9/25/34(b)	1,585,249
360,000	AAA	Carefree Portfolio Trust, Series 2014-CARE, Class A, 1.754% due 11/15/19(a)(b)	359,161
802,577	AAA	CD 2007-CD4 Commercial Mortgage Trust, Series 2007-CD4, Class A1A, 5.289% due 12/11/49(b)	815,889
1,300,000	A+	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4FL, 0.727% due 12/10/49(a)(b)(d)	1,283,618
400,000	Aaae(c)	Colony Starwood Homes Trust, Series 2016-1A, Class A, 1.946% due 7/17/33(a)(b)(d)	400,424
1,400,000	AAA	Commercial Mortgage Trust, Series 2014-KYO, Class A, 1.339% due 6/11/27(a)(b)	1,394,090
235,190	AAA	Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A2A, 0.871% due 4/12/20(a)(b)	234,781
775,000	A	Eagle I Ltd., Series 2014-1A, Class A1, 2.570% due 12/15/39(a)(d)	762,406
495,318	AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 0.839% due 8/19/34(b)	482,121
500,000	NR	GCAT LLC, Series 2016-1, Class A1, step bond to yield, 4.500% due 3/25/21(a)	499,939
2,986,212	NR	Government National Mortgage Association (GNMA), Series 2016-H06, Class FD, 1.357% due 7/20/65(b)	3,002,576
1,121,830	A	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A1A, 5.665% due 4/15/49(b)	1,152,518
500,000	(P)AAA	Palmer Square Loan Funding Ltd., Series 2016-2A, Class A1, 1.988% due 6/21/24(a)(b)(d)	501,026
1,302,167	AA+	RBSSP Resecuritization Trust, Series 2009-12, Class 16A1, 2.614% due 10/25/35(a)(b)	1,314,088
1,300,000	AAA	Telos CLO Ltd., Series 2016-7A, Class A, 2.290% due 4/17/25(a)(b)(d)	1,299,376
487,713	NR	Vericrest Opportunity Loan Trust, Series 2016-NPL3, Class A1, step bond to yield, 4.250% due 3/26/46(a)(d)	487,893

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units †	Rating††	Security	Value
		Wachovia Bank Commercial Mortgage Trust:
$ 1,000,000	AAA	Series 2007-C31, Class A4, 5.509% due 4/15/47	$1,016,025
1,300,000	BBB-	Series 2007-C32, Class A4FL, 0.609% due 6/15/49(a)(b)	1,263,186
1,723,230	AA	WaMu Mortgage Pass Through Certificates Trust, Series 2005-AR13, Class A1A1, 0.736% due 10/25/45 (b)	1,602,088

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $21,616,413)	21,654,637

SOVEREIGN BONDS - 5.5%
Japan - 1.9%
3,000,000	A+	Japan Finance Organization for Municipalities , 2.500% due 9/12/18(a)	3,058,941

South Korea - 3.6%
3,000,000	AA-	Export-Import Bank of Korea, 1.380% due 1/14/17(b)	3,004,533
1,400,000	AA-	Korea Development Bank (The), 2.250% due 8/7/17	1,414,501
1,300,000	AA-	Korea Land & Housing Corp., 1.875% due 8/2/17	1,303,262

		Total South Korea	5,722,296

		TOTAL SOVEREIGN BONDS (Cost - $8,780,004)	8,781,237

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.9%
2,800,000		Federal Home Loan Mortgage Corp. (FHLMC), 1.250% due 3/30/18(f)	2,801,591
5,000,000		Federal National Mortgage Association (FNMA), 1.100% due 5/25/18(f)	4,992,320

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $7,803,020)	7,793,911

SENIOR LOANS - 1.6%
1,398,718	NR	CSC Holdings LLC, 2.955% due 4/17/20	1,411,397
1,200,000	NR	Energy Future Intermediate Holding Co. LLC, 4.250% due 12/19/16	1,201,128

		TOTAL SENIOR LOANS (Cost - $2,598,718)	2,612,525

CERTIFICATE OF DEPOSIT - 0.6%
1,000,000		Sumitomo Mitsui Banking Corp.(b) (Cost - $996,547)	995,560

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $157,343,269)	157,777,302

Face Amount †
SHORT-TERM INVESTMENTS - 8.3%
COMMERCIAL PAPER - 2.3%
1,500,000		Syngenta Wilmington Inc., 1.707% due 7/12/16(e)	1,497,096
1,300,000		Thermo Fisher Scientific Inc., 1.709% due 7/8/16(e)	1,297,728
1,000,000		Thomson Reuters Corp., 0.951% due 6/2/16(e)	999,974

		TOTAL COMMERCIAL PAPER (Cost - $3,794,798)	3,794,798

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount †		Security	Value
TIME DEPOSITS - 0.4%
		BBH - Grand Cayman:
4,651	DKK	(0.500%) due 6/1/16	$696
15,969	JPY	(0.410%) due 6/1/16	144
83,561	CAD	0.050% due 6/1/16	63,717
		DNB - Oslo:
41,581	EUR	(0.545%) due 6/1/16	46,278
$ 480,692		0.150% due 6/1/16	480,692
56,314	AUD	0.959% due 6/1/16	40,712

		TOTAL TIME DEPOSITS (Cost - $632,239)	632,239

U.S. GOVERNMENT OBLIGATIONS - 5.6%
		U.S. Treasury Bills:
31,000		0.190% due 7/21/16(e)(h)	30,992
1,500,000		0.290% due 8/4/16(e)	1,499,228
7,400,000		0.292% due 8/11/16(e)	7,395,809

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $8,926,029)	8,926,029

		TOTAL SHORT-TERM INVESTMENTS (Cost - $13,353,066)	13,353,066

		TOTAL INVESTMENTS - 106.8% (Cost - $170,696,335#)	171,130,368

		Liabilities in Excess of Other Assets - (6.8)%	(10,844,731)

		TOTAL NET ASSETS - 100.0%	$160,285,637

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.

This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2016.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Illiquid security.
(e)	Rate shown represents yield-to-maturity.
(f)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
OTC	— Over the Counter
PLC	— Public Limited Company

Summary of Investments by Security Type^
Corporate Bonds & Notes	67.7%
Collateralized Mortgage Obligations	12.7
Sovereign Bonds	5.1
U.S. Government & Agency Obligations	4.6
Senior Loans	1.5
Certificate of Deposit	0.6
Short-Term Investments	7.8

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Schedule of Reverse Repurchase Agreements

Face Amount	Security	Value
	Barclays Capital Inc.
$ 3,000,000	0.400% due 6/1/16	$3,000,000
2,506,250	0.370% due 6/2/16	2,506,250

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $5,506,250)	$5,506,250

For the period ended May 31, 2016, the average borrowing and interest rate under the reverse repurchase agreements were $170,770 and 0.400%, respectively.

At May 31, 2016, Ultra-Short Term Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond June Futures	101	6/16	$8,230,047	$54,511
Euro-Bobl September Futures	25	9/16	3,680,247	2,927

				57,438

Contracts to Sell:
90-Day Eurodollar December Futures	341	12/19	83,847,638	38,686
90-Day Eurodollar March Futures	50	3/19	12,313,750	(25,625)
U.S. Treasury 5-Year Note September Futures	135	9/16	16,215,820	(6,328)

				6,733

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts				$64,171

At May 31, 2016, Ultra-Short Term Fixed Income Fund had deposited cash of $461,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2016, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	3,320,000	JPM	2,393,995	8/12/16	$16,060
Australian Dollar	2,054,000	JPM	1,481,104	8/12/16	943

					17,003

Contracts to Sell:
Australian Dollar	324,000	JPM	233,631	8/12/16	3,547
Australian Dollar	5,117,000	SCB	3,689,781	8/12/16	53,334
Canadian Dollar	2,195,000	HSBC	1,673,797	8/12/16	17,067
Danish Krone	19,000,000	HSBC	2,868,800	1/3/17	(12,684)
Danish Krone	400,000	HSBC	60,396	1/3/17	1,007
Euro	147,000	JPM	164,010	8/12/16	3,709
Euro	4,799,000	JPM	5,354,324	8/12/16	127,166
Japanese Yen	265,500,000	HSBC	2,403,745	8/12/16	(8,515)

					184,631

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$201,634

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2016, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized (Depreciation)
Pay	3-Month Canadian Bank Bill	0.900%	04/17/2018	CSFB	CAD	53,100,000	$(35,271)

At May 31, 2016, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $130,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
JPY	—	Japanese Yen

Counterparty Abbreviations used in this schedule:

CSFB	—	Credit Suisse Securities (USA) LLC
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
SCB	—	Standard Chartered Bank

See pages 177 - 179 for definitions of ratings.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund (formerly known as Large Capitalization Growth Investments), Small-Mid Cap Equity Fund (formerly known as Small Capitalization Growth Investments), International Equity Fund (formerly known as International Equity Investments), Emerging Markets Equity Fund (formerly know as Emerging Markets Equity Investments), Core Fixed Income Fund (formerly known as Core Fixed Income Investments), High Yield Fund (formerly known as High Yield Investments), International Fixed Income Fund (formerly known as International Fixed Income Investments), Municipal Bond Fund (formerly known as Municipal Bond Investments), Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Investments, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV.

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$208,643,302	$208,643,302	$—	$—
Consumer Staples	161,899,131	161,899,131	—	—
Energy	117,926,478	117,926,478	—	—
Financials	225,851,504	225,851,504	—	—
Health Care	267,762,042	267,762,042	—	—
Industrials	160,256,932	160,256,932	—	—
Information Technology	383,794,112	383,794,112	—	—
Materials	47,888,171	47,888,171	—	—
Telecommunication Services	36,129,603	36,129,603	—	—
Utilities	36,791,812	36,791,812	—	—
Closed End Mutual Fund Securities:
Financials	71,172,436	71,172,436	—	—
Right:
Consumer Discretionary	1,494	1,494	—	—
Short-Term Investments:
Money Market Fund	14,033,114	14,033,114	—	—
Time Deposits	40,596,623	—	40,596,623	—

Total Investments, at value	$1,772,746,754	$1,732,150,131	$40,596,623	$—

Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$58,592,403	$58,592,403	$—	$—
Consumer Staples	10,978,330	10,978,330	—	—
Energy	8,935,136	8,935,136	—	—
Financials	68,433,782	68,433,782	—	—
Health Care	51,842,235	51,842,235	—	—
Industrials	82,975,539	82,975,539	—	—
Information Technology	81,408,608	81,408,608	—	—
Materials	23,952,274	23,952,274	—	—
Telecommunication Services	2,268,555	2,268,555	—	—
Utilities	9,488,099	9,488,099	—	—
Short-Term Investments:
Money Market Fund	13,805,372	13,805,372	—	—
Time Deposits	8,035,233	—	8,035,233	—

Total Investments, at value	$420,715,566	$412,680,333	$8,035,233	$—

	Total Fair Value at May 31, 2016		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at value
Common Stocks:
France	$134,477,941		$—	$134,477,941	$—
Germany	91,077,940		—	91,077,940	—
Japan	145,697,823		—	145,697,823	—
Netherlands	75,139,518		—	75,139,518	—
Switzerland	149,465,945		—	149,465,945	—
United Kingdom	275,515,696		—	275,515,696	—
Other Countries*	327,644,291		58,924,604	268,719,687	—
Preferred Stocks:
Brazil	1,207,652		1,207,652	—	—
Germany	18,266,857		—	18,266,857	—
Short-Term Investments:
Money Market Fund	31,984,258		31,984,258	—	—
Time Deposits	36,402,281		—	36,402,281	—

Total Investments, at value	$1,286,880,202		$92,116,514	$1,194,763,688	$—

Emerging Markets Equity Fund
Investments, at value
Common Stocks:
Brazil	$25,465,830		$25,465,830	$—	$—
China	50,685,952		21,634,376	29,051,576	—
India	40,202,198		7,570,475	32,631,723	—
Indonesia	18,337,208		3,781,934	14,555,274	—
Russia	23,667,696		4,018,302	19,649,394	—
South Africa	17,909,423		—	17,909,423	—
South Korea	31,983,205		—	31,983,205	—
Taiwan	19,652,680		3,000,639	16,652,041	—
Other Countries*	87,866,792		31,455,114	56,411,678	—
Short-Term Investments:
Money Market Fund	8,052,443		8,052,443	—	—
Time Deposits	13,484,848		—	13,484,848	—

Total Investments, at value	$337,308,275		$104,979,113	$232,329,162	$—

Core Fixed Income Fund
Investments, at value
U.S. Government & Agency Obligations	$227,149,890		$—	$227,149,890	$—
Corporate Bonds & Notes	201,615,161	**	—	201,615,161	—	**
Mortgage-Backed Securities	169,238,227		—	169,238,227	—
Collateralized Mortgage Obligations	93,662,586		—	93,662,586	—
Sovereign Bonds	17,522,990		—	17,522,990	—
Asset-Backed Securities	14,266,719		—	14,266,719	—
Municipal Bonds	5,507,599		—	5,507,599	—
Senior Loans	1,300,728		—	1,300,728	—
Preferred Stock:
Financials	758,237		758,237	—	—
Purchased Options	56,922		56,922	—	—
Short-Term Investments:
Money Market Fund	524,956		524,956	—	—
Repurchase Agreement	22,000,000		—	22,000,000	—
Time Deposits	16,707,114		—	16,707,114	—
U.S. Government Obligations	35,314,189		—	35,314,189	—

Total Investments, at value	$805,625,318	**	$1,340,115	$804,285,203	$—	**

	Total Fair Value at May 31, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments
Options Contracts Written	$(5,875)	$(5,875)	$—	$—
Forward Sale Commitments	(4,702,467)	—	(4,702,467)	—
Futures Contracts	(25,553)	(25,553)	—	—
Forward Foreign Currency Contracts	453,016	—	453,016	—
OTC Interest Rate Swap	(204,228)	—	(204,228)	—
Centrally Cleared Interest Rate Swap	(295,429)	—	(295,429)	—

Total Other Financial Instruments	$(4,780,536)	$(31,428)	$(4,749,108)	$—

High Yield Fund
Investments, at value
Corporate Bonds & Notes	$284,084,031 **	$—	$283,932,485	$151,546	**
Senior Loans	1,700,246	—	1,700,246	—
Collateralized Mortgage Obligations	454,079	—	454,079	—
Preferred Stock:
Financials	994,512	994,512	—	—
Common Stocks:
Consumer Discretionary	91,767	—	—	91,767
Energy	120,955	19,896	—	101,059
Financials	— **	—	—	—	**
Materials	— **	—	—	—	**
Short-Term Investments:
Money Market Fund	4,915,033	4,915,033	—	—
Time Deposits	15,087,375	—	15,087,375	—

Total Investments, at value	$307,447,998 **	$5,929,441	$301,174,185	$344,372	**

International Fixed Income Fund
Investments, at value
Sovereign Bonds
Italy	$10,759,426	$—	$10,759,426	$—
Japan	21,350,026	—	21,350,026	—
Other Countries*	52,462,747	—	52,462,747	—
Corporate Bonds & Notes
Denmark	16,335,829	—	16,335,829	—
United States	10,721,007	—	10,721,007	—
Other Countries*	29,355,389	—	29,355,389	—
Collateralized Mortgage Obligations	28,365,445	—	28,365,445	—
U.S. Government & Agency Obligations	20,826,590	—	20,826,590	—
Mortgage-Backed Securities	13,054,519	—	13,054,519	—
Asset-Backed Securities	804,418	—	804,418	—
Municipal Bond	309,697	—	309,697	—
Purchased Options	62,666	—	62,666	—
Short-Term Investments:
Repurchase Agreement	12,600,000	—	12,600,000	—
Sovereign Bond	536,216	—	536,216	—
Time Deposits	5,006,503	—	5,006,503	—

Total — Investments, at value	$222,550,478	$—	$222,550,478	$—

Other Financial Instruments
Options Contracts Written	(112,706)	(1,125)	(111,581)	—
Forward Sale Commitments	(5,399,762)	—	(5,399,762)	—
Futures Contracts	175,033	175,033	—	—
Forward Foreign Currency Contracts	2,281,849	—	2,281,849	—
Centrally Cleared Interest Rate Swaps	(2,349,007)	—	(2,349,007)	—
OTC Inflation Rate Swaps	37,885	—	37,885	—
OTC Volatility Swaps	98,083	—	98,083	—
OTC Credit Default Swaps	4,079	—	4,079	—
Centrally Cleared Credit Default Swaps	(71,097)	—	(71,097)	—
OTC Cross Currency Swaps	394,438	—	394,438	—

Total Other Financial Instruments	$(4,941,205)	$173,908	$(5,115,113)	$—

	Total Fair Value at May 31, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at value
Municipal Bonds	$68,218,362	$—	$68,218,362	$—
Short-Term Investments:
Time Deposits	3,731,351	—	3,731,351	—

Total Investments, at value	$71,949,713	$—	$71,949,713	$—

Inflation-Linked Fixed Income Fund
Investments, at value
U.S. Government & Agency Obligations	$154,318,859	$—	$154,318,859	$—
Sovereign Bonds	12,423,772	—	12,423,772	—
Collateralized Mortgage Obligations	4,574,130	—	3,574,740	999,390
Mortgage-Backed Security	3,134,978	—	3,134,978	—
Corporate Bonds & Notes	1,642,165	—	1,642,165	—
Purchased Options	9,479	1,811	7,668	—
Short-Term Investments:
Time Deposits	476,477	—	476,477	—

Total Investments, at value	$176,579,860	$1,811	$175,578,659	$999,390

Other Financial Instruments
Options Contracts Written	(11,116)	(1,074)	(10,042)	—
Reverse Repurchase Agreements	(45,293,750)	—	(45,293,750)	—
Futures Contracts	(24,625)	(24,625)	—	—
Forward Foreign Currency Contracts	105,181	—	105,181	—
Centrally Cleared Interest Rate Swaps	(210,906)	—	(210,906)	—
OTC Inflation Rate Swaps	18	—	18	—

Total Other Financial Instruments	$(45,435,198)	$(25,699)	$(45,409,499)	$—

Ultra-Short Term Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$115,939,432	$—	$115,939,432	$—
Collateralized Mortgage Obligations	21,654,637	—	21,654,637	—
Sovereign Bonds	8,781,237	—	8,781,237	—
U.S. Government & Agency Obligations	7,793,911	—	7,793,911	—
Senior Loans	2,612,525	—	2,612,525	—
Certificate of Deposit	995,560	—	995,560	—
Short-Term Investments:
Commercial Paper	3,794,798	—	3,794,798	—
Time Deposits	632,239	—	632,239	—
U.S. Government Obligations	8,926,029	—	8,926,029	—

Total Investments, at value	$171,130,368	$—	$171,130,368	$—

Other Financial Instruments
Reverse Repurchase Agreements	(5,506,250)	—	(5,506,250)	—
Futures Contracts	64,171	64,171	—	—
Forward Foreign Currency Contracts	201,634	—	201,634	—
Centrally Cleared Interest Rate Swap	(35,271)	—	(35,271)	—

Total Other Financial Instruments	$(5,275,716)	$64,171	$(5,339,887)	$—

*	Other Countries represents Countries that are individually less than 5% of Total Net Assets.
**	Includes securities that are fair valued at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended May 31, 2016, there were no transfers from Level 1 to Level 3. Core Fixed Income Fund had a transfer from Level 3 to Level 2 of $394,960.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2015, through May 31, 2016:

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes
Core Fixed Income Fund
Balance as of August 31, 2015	$398,508	*	$398,508	$—		$—	*
Total realized gain (loss)	—		—	—		—
Change in unrealized appreciation (depreciation)	(3,548)		(3,548)	—		—
Purchases	—		—	—		—
(Sales)	—		—	—		—
Transfers In	—		—	—		—
Transfers Out	(394,960)		(394,960)	—		—

Balance as of May 31, 2016	$—	*	$—	$—		$—	*

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2016	$—		$—	$—		$—

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes
High Yield Fund
Balance as of August 31, 2015	$385,004	*	$—	$254,136	*	$130,868	*
Total realized gain (loss)	15,197		—	17,926		(2,729)
Accrued discounts (premiums)	2,787		—	—		2,787
Change in unrealized appreciation (depreciation)	67,630		—	62,285		5,345
Purchases	15,303		—	—		15,303
(Sales)	(141,549)		—	(141,521)		(28)
Transfers In	—		—	—		—
Transfers Out	—		—	—		—

Balance as of May 31, 2016	$344,372	*	$—	$192,826	*	$151,546	*

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2016	$63,755		$—	$54,889		$8,866

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes
Inflation Linked Fixed Income Fund
Balance as of March 8, 2016**	$—		$—	$—		$—
Total realized gain (loss)	—		—	—		—
Accrued discounts (premiums)	—		—	—		—
Change in unrealized appreciation (depreciation)	470		470	—		—
Purchases	998,920		998,920	—		—
(Sales)	—		—	—		—
Transfers In	—		—	—		—
Transfers Out	—		—	—		—

Balance as of May 31, 2016	$999,390		$999,390	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2016	$470		$470	$—		$—

*	Includes securities that are fair valued at $0.
**	Inception date.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio

(“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(vii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(ix) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(x) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xi) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 1(v).

At May 31, 2016, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Cap Equity Fund	$13,793,601	$14,033,114
Small-Mid Cap Equity Fund	13,598,401	13,805,372
International Equity Fund	30,304,874	31,984,258
Emerging Markets Equity Fund	7,752,839	8,052,443
Core Fixed Income Fund	504,671	524,956
High Yield Fund	4,761,459	4,915,033

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund and International Fixed Income Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2015 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at May 31, 2016 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of May 31, 2016 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of May 31, 2016.

2. Investments

At May 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Large Cap Equity Fund	$344,144,704	$(15,247,926)	$328,896,778
Small-Mid Cap Equity Fund	55,965,863	(7,121,500)	48,844,363
International Equity Fund	131,569,377	(116,297,535)	15,271,842
Emerging Markets Equity Fund	66,172,363	(39,772,319)	26,400,044
Core Fixed Income Fund	15,798,340	(10,368,292)	5,430,048
High Yield Fund	4,388,008	(12,067,215)	(7,679,207)
International Fixed Income Fund	10,946,384	(10,192,497)	753,887
Municipal Bond Fund	5,515,559	—	5,515,559
Inflation-Linked Fixed Income Fund	1,832,605	(285,728)	1,546,877
Ultra-Short Term Fixed Income Fund	614,623	(180,590)	434,033

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ David Berdon
David Berdon Chief Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Berdon
David Berdon Chief Executive Officer

Date:	July 29, 2016

By:	/s/ Francis Smith
Francis Smith Chief Financial Officer

Date:	July 29, 2016